PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—52.4%
GNMA
3.000%, due 11/15/42	86,391	89,265
3.000%, due 02/15/43[1]	565,719	584,600
3.000%, due 05/15/43	1,104,905	1,140,203
3.000%, due 06/15/43	398,539	410,986
3.000%, due 07/15/43	104,844	108,190
3.000%, due 01/15/45	418,518	432,320
3.000%, due 02/15/45[1]	43,776	45,157
3.000%, due 07/15/45[1]	598,908	617,853
3.000%, due 10/15/45[1]	569,349	587,378
3.000%, due 10/15/45	369,315	381,482
3.500%, due 11/15/42	689,431	722,755
3.500%, due 03/15/45	286,380	302,761
3.500%, due 04/15/45	631,956	666,585
4.000%, due 12/15/41	1,335,010	1,425,856
4.000%, due 01/15/47	132,800	141,708
4.000%, due 02/15/47	802,289	856,160
4.000%, due 04/15/47	1,140,564	1,216,924
4.000%, due 05/15/47	126,081	133,351
4.000%, due 06/15/47	126,154	134,668
4.000%, due 07/15/47	151,961	162,218
4.000%, due 08/15/47	217,531	232,179
4.000%, due 12/15/47	57,893	60,944
4.500%, due 09/15/39	551,408	603,615
4.500%, due 06/15/40	272,925	297,197
4.500%, due 12/15/45	29,359	31,878
4.500%, due 07/15/46	8,190	8,886
4.500%, due 08/15/46	12,603	13,770
4.500%, due 09/15/46	231,916	251,420
4.500%, due 10/15/46	558,123	609,796
4.500%, due 01/15/47	761,444	831,560
5.000%, due 12/15/34	75,002	80,416
5.000%, due 04/15/38	88,407	96,766
5.000%, due 08/15/39	78,000	83,631
5.000%, due 12/15/39	6,177	6,784
5.000%, due 05/15/40	248,179	277,863
5.000%, due 09/15/40	3,405	3,650
5.000%, due 05/15/41	35,846	38,433
5.500%, due 08/15/35	21,863	24,559
5.500%, due 02/15/38	2,166	2,431
5.500%, due 04/15/38	200,604	225,284
5.500%, due 05/15/38	216,330	242,938
5.500%, due 06/15/38	105,760	116,456

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
5.500%, due 10/15/38	541,361	607,762
5.500%, due 11/15/38	33,383	37,501
5.500%, due 12/15/38	6,235	7,002
5.500%, due 03/15/39	31,628	33,980
5.500%, due 05/15/39	48,790	54,793
5.500%, due 09/15/39	249,927	280,486
5.500%, due 01/15/40	4,721	5,186
5.500%, due 03/15/40	298,424	333,547
6.500%, due 02/15/29	520	576
6.500%, due 01/15/36	10,394	11,511
6.500%, due 09/15/36	144,387	159,896
6.500%, due 02/15/37	10,546	12,043
6.500%, due 04/15/37	6,041	6,795
6.500%, due 01/15/38	6,181	6,845
6.500%, due 06/15/38	26,790	30,713
6.500%, due 07/15/38	5,902	6,536
6.500%, due 11/15/38	5,559	6,667
7.500%, due 08/15/21	150	151
8.000%, due 02/15/23	145	152
10.500%, due 07/15/20	18	18
10.500%, due 08/15/20	2,218	2,224
GNMA II
2.500%, due 04/20/47	851,018	862,059
3.000%, due 09/20/47	1,912,778	1,975,194
3.500%, due 04/20/45	10,458	11,000
3.500%, due 11/20/45	628,564	661,694
3.500%, due 04/20/46	775,120	815,256
3.500%, due 05/20/46	1,521,559	1,588,160
3.500%, due 04/20/47	566,882	601,771
3.500%, due 07/20/47	4,832,725	5,092,705
3.500%, due 08/20/47	479,579	509,482
3.500%, due 09/20/47	188,841	199,844
3.500%, due 11/20/47	661,029	698,909
3.500%, due 12/20/47	127,615	135,533
3.500%, due 01/20/48	2,988,273	3,161,264
3.500%, due 02/20/48	2,419,674	2,567,204
3.500%, due 03/20/48	4,065,925	4,277,041
3.500%, due 09/20/48	2,796,616	2,903,112
3.750%, due 05/20/30	532,542	554,855
4.000%, due 12/20/40	576,174	598,515
4.000%, due 07/20/41	49,091	51,086
4.000%, due 03/20/47	1,345,976	1,412,304
4.000%, due 12/20/47	67,972	74,403

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
4.000%, due 01/20/48	187,185	204,906
4.000%, due 03/20/48	475,516	506,621
4.000%, due 04/20/48	1,073,135	1,128,713
4.000%, due 05/20/48	273,252	291,338
4.000%, due 06/20/48	349,425	374,609
4.000%, due 07/20/48	116,290	125,479
4.000%, due 06/20/49	1,969,682	2,050,937
4.000%, due 07/20/49	2,788,147	2,906,365
4.000%, due 09/20/49	7,016,455	7,344,458
4.000%, due 10/20/49	12,496,318	13,094,836
4.500%, due 10/20/44	425,558	445,064
4.500%, due 02/20/45	394,912	409,187
4.500%, due 08/20/45	238,912	255,207
4.500%, due 02/20/46	195,242	204,362
4.500%, due 04/20/48	136,583	144,044
4.500%, due 05/20/48	407,145	427,906
4.500%, due 06/20/48	1,052,370	1,108,032
4.500%, due 10/20/48	493,918	519,976
4.500%, due 04/20/49	5,746,948	6,021,640
4.500%, due 05/20/49	793,270	831,644
4.500%, due 07/20/49	494,799	520,755
5.000%, due 12/20/33	194,437	214,521
5.000%, due 01/20/34	98,302	108,771
5.000%, due 02/20/38	125,613	139,168
5.000%, due 04/20/38	152,047	168,444
5.000%, due 08/20/41	18,213	20,139
5.000%, due 12/20/42	26,470	29,298
5.000%, due 08/20/43	2,320,872	2,566,000
5.000%, due 08/20/48	2,593,936	2,751,657
5.000%, due 09/20/48	463,483	503,744
5.000%, due 10/20/48	466,173	494,997
5.000%, due 11/20/48	993,213	1,044,771
5.000%, due 04/20/49	160,438	169,691
5.500%, due 09/20/48	421,081	447,039
6.000%, due 10/20/38	4,657	5,239
6.500%, due 09/20/32	2,695	2,967
6.500%, due 11/20/38	10,751	11,215
6.500%, due 12/20/38	5,183	5,462
7.000%, due 03/20/28	38,597	38,950
9.000%, due 04/20/25	4,695	5,135
9.000%, due 12/20/26	2,467	2,561
9.000%, due 01/20/27	8,078	8,178
9.000%, due 09/20/30	992	995

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
9.000%, due 10/20/30	3,215	3,320
9.000%, due 11/20/30	4,115	4,137
GNMA II ARM
1 year CMT + 1.500%,
3.750%, due 09/20/21[2]	18,393	18,417
1 year CMT + 1.500%,
3.750%, due 08/20/25[2]	9,524	9,695
1 year CMT + 1.500%,
3.750%, due 09/20/25[2]	12,596	12,943
1 year CMT + 1.500%,
3.750%, due 08/20/26[2]	13,388	13,798
1 year CMT + 1.500%,
3.750%, due 09/20/26[2]	2,364	2,400
1 year CMT + 1.500%,
3.750%, due 07/20/27[2]	5,320	5,494
1 year CMT + 1.500%,
3.750%, due 08/20/27[2]	16,545	16,646
1 year CMT + 1.500%,
3.750%, due 07/20/30[2]	63,246	64,966
1 year CMT + 1.500%,
3.750%, due 08/20/30[2]	62,874	65,229
1 year CMT + 1.500%,
3.875%, due 06/20/22[2]	15,250	15,340
1 year CMT + 1.500%,
3.875%, due 04/20/24[2]	39,461	39,588
1 year CMT + 1.500%,
3.875%, due 05/20/25[2]	23,473	23,863
1 year CMT + 1.500%,
3.875%, due 06/20/25[2]	10,301	10,395
1 year CMT + 1.500%,
3.875%, due 04/20/26[2]	64,375	64,562
1 year CMT + 1.500%,
3.875%, due 06/20/26[2]	27,719	28,364
1 year CMT + 1.500%,
3.875%, due 04/20/27[2]	16,493	16,615
1 year CMT + 1.500%,
3.875%, due 04/20/30[2]	10,385	10,795
1 year CMT + 1.500%,
3.875%, due 05/20/30[2]	258,980	269,264
1 year CMT + 1.500%,
4.000%, due 01/20/23[2]	14,116	14,377
1 year CMT + 1.500%,
4.000%, due 03/20/23[2]	6,077	6,113
1 year CMT + 1.500%,
4.000%, due 01/20/24[2]	20,665	20,797
1 year CMT + 1.500%,
4.000%, due 01/20/25[2]	2,674	2,744

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
1 year CMT + 1.500%,
4.000%, due 02/20/25[2]	4,486	4,495
1 year CMT + 1.500%,
4.000%, due 03/20/25[2]	9,598	9,695
1 year CMT + 1.500%,
4.000%, due 03/20/26[2]	6,898	6,953
1 year CMT + 1.500%,
4.000%, due 01/20/27[2]	59,151	59,382
1 year CMT + 1.500%,
4.000%, due 02/20/27[2]	4,933	5,001
1 year CMT + 1.500%,
4.000%, due 01/20/28[2]	6,790	7,021
1 year CMT + 1.500%,
4.000%, due 02/20/28[2]	4,808	4,840
1 year CMT + 1.500%,
4.125%, due 11/20/21[2]	2,853	2,860
1 year CMT + 1.500%,
4.125%, due 10/20/30[2]	11,270	11,336
GNMA TBA
4.000%	2,500,000	2,619,562
4.500%	2,000,000	2,129,026
GNMA II TBA
3.000%	25,250,000	25,978,503
3.500%	18,350,000	19,020,922
4.000%	34,000,000	35,329,846
5.000%	7,200,000	7,597,324
Total government national mortgage association certificates (cost—$183,849,643)		185,838,300

Federal home loan mortgage corporation certificates—10.7%
FHLMC
2.500%, due 01/01/31	245,990	249,032
2.500%, due 11/01/31	58,787	59,809
2.500%, due 07/01/32	164,762	167,004
2.500%, due 08/01/32	784,035	794,699
2.500%, due 09/01/32	981,342	994,695
2.500%, due 11/01/32	859,085	870,781
2.500%, due 12/01/32	883,255	895,290
2.500%, due 01/01/33	219,021	222,005
3.000%, due 01/01/33	2,775,962	2,851,944
3.000%, due 04/01/43	270,976	279,658
3.000%, due 05/01/43	195,560	201,743
3.000%, due 12/01/44	177,095	180,769
3.000%, due 04/01/45	1,303,592	1,341,495
3.000%, due 08/01/46	478,034	482,652

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
3.000%, due 12/01/46	1,634,101	1,678,906
3.000%, due 10/01/47	256,649	262,171
3.500%, due 09/01/32	459,123	480,555
4.000%, due 01/01/37	257,275	273,946
4.000%, due 07/01/43	208,892	221,919
4.000%, due 04/01/44	203,863	221,698
4.000%, due 08/01/44	2,847,424	3,087,638
4.000%, due 04/01/47	499,842	524,745
4.000%, due 05/01/47	501,504	526,414
4.000%, due 08/01/47	768,461	835,573
4.000%, due 11/01/47	682,067	716,691
4.000%, due 01/01/48	1,699,492	1,781,935
4.000%, due 02/01/48	64,564	67,604
4.000%, due 03/01/48	45,882	48,010
4.000%, due 04/01/48	160,249	167,592
4.000%, due 06/01/48	801,973	843,245
4.000%, due 12/01/48	889,547	943,348
4.500%, due 10/01/33	46,922	48,844
4.500%, due 09/01/34	883,794	924,535
4.500%, due 01/01/36	20,015	21,088
4.500%, due 05/01/37	5,866	6,237
4.500%, due 05/01/38	33,781	34,544
4.500%, due 11/01/48	833,090	879,417
5.000%, due 10/01/25	36,727	39,229
5.000%, due 11/01/27	6,692	7,147
5.000%, due 07/01/33	9,477	10,013
5.000%, due 09/01/33	162,072	178,837
5.000%, due 06/01/34	8,519	9,417
5.000%, due 04/01/35	32,690	34,953
5.000%, due 05/01/35	82,336	90,993
5.000%, due 07/01/35	208,299	228,440
5.000%, due 08/01/35	24,275	26,825
5.000%, due 10/01/35	20,625	22,788
5.000%, due 12/01/35	679	750
5.000%, due 07/01/38	237,971	262,520
5.000%, due 11/01/38	187,436	206,991
5.000%, due 06/01/39	47,462	52,472
5.000%, due 03/01/40	5,598	6,188
5.000%, due 07/01/40	271,760	299,132
5.000%, due 09/01/40	143,310	156,537
5.000%, due 11/01/40	236,028	257,234
5.000%, due 02/01/41	372,604	411,311
5.000%, due 03/01/41	22,051	24,266

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
5.000%, due 04/01/41	83,596	91,439
5.000%, due 05/01/41	150,230	165,675
5.000%, due 07/01/41	40,435	44,565
5.000%, due 08/01/44	63,138	69,746
5.000%, due 03/01/49	2,311,161	2,542,565
5.500%, due 06/01/28	1,287	1,390
5.500%, due 02/01/32	1,523	1,668
5.500%, due 12/01/32	3,033	3,366
5.500%, due 02/01/33	41,189	44,460
5.500%, due 05/01/33	658	734
5.500%, due 06/01/33	161,759	181,818
5.500%, due 12/01/33	40,349	44,416
5.500%, due 12/01/34	37,691	42,513
5.500%, due 06/01/35	606,805	684,260
5.500%, due 07/01/35	4,520	4,898
5.500%, due 10/01/35	132,352	143,747
5.500%, due 12/01/35	98,290	110,827
5.500%, due 06/01/36	346,276	390,590
5.500%, due 07/01/36	21,490	22,063
5.500%, due 12/01/36	552,850	621,188
5.500%, due 03/01/37	64,091	71,454
5.500%, due 07/01/37	60,965	64,274
5.500%, due 10/01/37	3,055	3,437
5.500%, due 04/01/38	107,673	121,126
5.500%, due 05/01/38	11,808	13,255
5.500%, due 12/01/38	2,091	2,348
5.500%, due 01/01/39	48,806	54,896
5.500%, due 09/01/39	146,260	164,622
5.500%, due 02/01/40	6,814	7,658
5.500%, due 03/01/40	6,592	7,402
5.500%, due 05/01/40	90,308	101,556
5.500%, due 03/01/41	97,193	109,332
6.000%, due 11/01/37	859,508	988,415
7.000%, due 08/01/25	133	144
11.000%, due 09/01/20	1	1
FHLMC ARM
12 mo. USD LIBOR + 1.765%,
4.246%, due 11/01/36[2]	313,419	329,983
1 year CMT + 2.250%,
4.280%, due 09/01/34[2]	710,038	752,464
12 mo. USD LIBOR + 1.862%,
4.413%, due 11/01/41[2]	1,379,692	1,444,544
1 year CMT + 2.182%,
4.505%, due 04/01/29[2]	36,194	37,003

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
1 year CMT + 2.131%,
4.631%, due 11/01/27[2]	50,208	51,201
1 year CMT + 2.282%,
4.668%, due 06/01/28[2]	117,011	122,597
1 year CMT + 2.137%,
4.678%, due 01/01/28[2]	10,817	11,079
12 mo. USD LIBOR + 1.782%,
4.687%, due 10/01/39[2]	1,282,521	1,348,949
1 year CMT + 2.307%,
4.701%, due 10/01/23[2]	7,738	7,864
1 year CMT + 2.439%,
4.709%, due 10/01/27[2]	99,616	104,500
1 year CMT + 2.224%,
4.747%, due 07/01/24[2]	45,002	46,041
1 year CMT + 2.258%,
4.757%, due 11/01/29[2]	123,924	128,996
1 year CMT + 2.466%,
4.863%, due 10/01/27[2]	82,455	86,508
1 year CMT + 2.282%,
4.873%, due 07/01/28[2]	56,272	58,630
1 year CMT + 2.362%,
4.874%, due 12/01/29[2]	16,580	17,255
1 year CMT + 2.415%,
4.894%, due 01/01/29[2]	90,624	95,295
1 year CMT + 2.415%,
5.071%, due 11/01/25[2]	62,194	65,019
1 year CMT + 2.625%,
5.125%, due 01/01/30[2]	22,445	22,597
Total federal home loan mortgage corporation certificates (cost—$37,513,895)		38,166,647

Federal housing administration certificates—0.0%†
FHA GMAC
7.400%, due 02/01/21	1,101	1,104
FHA Reilly
6.896%, due 07/01/20	19,275	19,328
Total federal housing administration certificates (cost—$20,381)		20,432

Federal national mortgage association certificates—87.2%
FNMA
2.000%, due 05/01/28	169,849	169,915
2.000%, due 09/01/31	199,939	198,291
2.000%, due 11/01/31	410,266	406,901
2.000%, due 01/01/32	76,465	75,835
2.500%, due 06/01/28	195,878	199,157

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
2.500%, due 07/01/28	1,482,925	1,506,323
2.500%, due 08/01/28	502,686	511,571
2.500%, due 09/01/30	31,876	32,390
2.500%, due 11/01/30	52,908	53,744
2.500%, due 01/01/33	477,633	478,527
2.500%, due 04/01/47	225,537	225,682
3.000%, due 11/01/26	484,407	498,394
3.000%, due 05/01/28	196,074	201,688
3.000%, due 02/01/30	298,726	306,229
3.000%, due 04/01/30	100,723	103,599
3.000%, due 05/01/30	105,139	108,135
3.000%, due 10/01/30	33,186	34,133
3.000%, due 04/01/31	2,117,445	2,186,338
3.000%, due 01/01/38	907,067	932,697
3.000%, due 04/01/38	1,040,761	1,070,283
3.000%, due 10/01/42	530,210	546,953
3.000%, due 01/01/43	1,971,023	2,032,972
3.000%, due 04/01/43	816,904	842,706
3.000%, due 05/01/43	842,387	868,979
3.000%, due 06/01/43	115,541	119,185
3.000%, due 09/01/43	1,083,274	1,116,697
3.000%, due 11/01/46	87,004	89,316
3.000%, due 12/01/46	6,613,067	6,812,104
3.000%, due 09/01/49	1,496,055	1,538,150
3.000%, due 02/01/57	985,981	1,015,298
3.000%, due 05/01/58	1,366,369	1,406,933
3.500%, due 11/01/25	308,168	319,056
3.500%, due 08/01/29	57,431	59,965
3.500%, due 12/01/41	1,022,696	1,085,423
3.500%, due 03/01/42	440,344	462,729
3.500%, due 04/01/42	49,804	52,275
3.500%, due 12/01/42	1,584,161	1,670,518
3.500%, due 03/01/43	903,066	952,300
3.500%, due 05/01/43	3,878,925	4,116,757
3.500%, due 07/01/43	326,978	344,327
3.500%, due 06/01/45	4,121,081	4,298,280
3.500%, due 08/01/45	87,680	91,414
3.500%, due 09/01/46	1,487,860	1,568,706
3.500%, due 08/01/47	494,066	517,236
3.500%, due 09/01/47	652,133	685,665
3.500%, due 11/01/47	956,552	998,184
3.500%, due 12/01/47	871,142	909,835
3.500%, due 02/01/48	449,799	473,631

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 03/01/48	1,955,876	2,059,384
3.575%, due 02/01/26	500,000	538,739
3.820%, due 01/01/29	500,000	560,652
4.000%, due 07/01/25	8,988	9,365
4.000%, due 09/01/25	4,142	4,318
4.000%, due 10/01/25	6,763	7,047
4.000%, due 11/01/25	88,108	91,861
4.000%, due 01/01/26	251,457	262,126
4.000%, due 02/01/26	596,824	623,106
4.000%, due 03/01/26	49,924	52,048
4.000%, due 04/01/26	1,202,726	1,256,937
4.000%, due 08/01/32	7,174	7,554
4.000%, due 06/01/33	158,759	167,271
4.000%, due 07/01/33	338,182	356,360
4.000%, due 08/01/33	2,644,690	2,822,567
4.000%, due 07/01/34	919,962	968,981
4.000%, due 07/01/35	1,762,054	1,885,146
4.000%, due 04/01/37	1,273,551	1,356,061
4.000%, due 03/01/38	894,973	960,632
4.000%, due 07/01/38	2,873,367	3,007,229
4.000%, due 08/01/38	873,475	926,162
4.000%, due 09/01/38	1,620,911	1,695,769
4.000%, due 05/01/39	131,624	140,744
4.000%, due 09/01/39	299,721	322,429
4.000%, due 09/01/40	2,884,045	3,085,182
4.000%, due 12/01/40	3,870,555	4,152,553
4.000%, due 04/01/41	908,070	971,441
4.000%, due 11/01/41	587,161	633,885
4.000%, due 12/01/41	841,672	909,548
4.000%, due 07/01/42	3,523,408	3,797,424
4.000%, due 09/01/42	5,267,925	5,692,961
4.000%, due 10/01/42	4,001,856	4,324,755
4.000%, due 07/01/43	373,379	392,919
4.000%, due 08/01/44	213,583	231,677
4.000%, due 12/01/44	49,354	52,172
4.000%, due 06/01/45	31,653	33,456
4.000%, due 08/01/45	2,548,282	2,693,840
4.000%, due 02/01/47	272,515	288,123
4.000%, due 03/01/47	136,909	143,258
4.000%, due 04/01/47	609,595	647,056
4.000%, due 05/01/47	729,763	769,120
4.000%, due 06/01/47	30,264	32,064
4.000%, due 09/01/47	293,335	306,105

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.000%, due 10/01/47	752,376	790,294
4.000%, due 11/01/47	69,042	72,426
4.000%, due 12/01/47	171,219	178,771
4.000%, due 01/01/48	1,954,702	2,048,912
4.000%, due 02/01/48	696,424	736,069
4.000%, due 03/01/48	683,291	719,608
4.000%, due 04/01/48	388,891	406,551
4.000%, due 09/01/48	1,048,072	1,088,965
4.000%, due 12/01/48	1,419,684	1,503,747
4.500%, due 06/01/29	20,506	21,579
4.500%, due 06/01/35	15,853	16,551
4.500%, due 12/01/38	454,812	492,314
4.500%, due 01/01/39	1,162	1,221
4.500%, due 03/01/39	9,444	10,239
4.500%, due 06/01/39	60,394	65,489
4.500%, due 07/01/39	2,794	2,959
4.500%, due 08/01/39	102,686	111,949
4.500%, due 10/01/39	4,807	5,225
4.500%, due 12/01/39	364,146	398,075
4.500%, due 01/01/40	3,547	3,917
4.500%, due 02/01/40	3,941	4,337
4.500%, due 03/01/40	72,305	78,980
4.500%, due 08/01/40	61,730	67,456
4.500%, due 11/01/40	394,321	434,697
4.500%, due 07/01/41	429,564	466,117
4.500%, due 08/01/41	742,493	818,862
4.500%, due 09/01/41	11,247	11,834
4.500%, due 01/01/42	1,996,060	2,181,261
4.500%, due 08/01/42	3,012	3,231
4.500%, due 09/01/43	292,528	321,954
4.500%, due 11/01/43	59,649	63,689
4.500%, due 07/01/44	287,757	314,519
4.500%, due 12/01/44	1,831	1,964
4.500%, due 07/01/48	1,757,333	1,852,520
4.500%, due 09/01/48	921,617	987,020
4.500%, due 11/01/48	855,588	901,629
4.500%, due 01/01/49	901,440	961,078
5.000%, due 03/01/23	1,183	1,221
5.000%, due 05/01/23	44,964	46,707
5.000%, due 03/01/25	13,233	14,128
5.000%, due 03/01/33	15,691	16,357
5.000%, due 05/01/37	7,210	7,776
5.000%, due 09/01/37	27,270	28,890

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
5.000%, due 06/01/38	47,044	49,881
5.000%, due 06/01/48	449,612	487,239
5.000%, due 07/01/48	1,111,712	1,201,668
5.000%, due 10/01/48	862,466	926,200
5.000%, due 12/01/48	14,501	15,494
5.000%, due 01/01/49	116,420	124,508
5.000%, due 03/01/49	183,904	197,026
5.500%, due 11/01/32	47,284	50,939
5.500%, due 12/01/33	1,187	1,314
5.500%, due 04/01/34	24,827	27,304
5.500%, due 01/01/35	116,894	125,889
5.500%, due 04/01/36	82,022	88,383
5.500%, due 05/01/37	166,238	186,970
5.500%, due 07/01/37	96,627	108,568
5.500%, due 06/01/38	121,869	136,691
5.500%, due 11/01/39	306,100	343,871
5.500%, due 07/01/40	417,489	469,179
5.500%, due 02/01/42	230,940	259,461
6.000%, due 11/01/21	18,967	19,326
6.000%, due 01/01/23	46,562	47,100
6.000%, due 03/01/23	65,612	67,861
6.000%, due 11/01/26	17,271	19,074
6.000%, due 12/01/32	10,279	11,815
6.000%, due 02/01/33	27,123	30,542
6.000%, due 09/01/34	106,163	121,476
6.000%, due 05/01/35	34,554	38,273
6.000%, due 06/01/35	13,468	15,456
6.000%, due 07/01/35	34,909	38,792
6.000%, due 09/01/35	1,351	1,553
6.000%, due 01/01/36	25,608	29,427
6.000%, due 06/01/36	224	247
6.000%, due 09/01/36	30,296	34,809
6.000%, due 10/01/36	15,927	18,211
6.000%, due 12/01/36	106,328	122,136
6.000%, due 03/01/37	14,125	16,227
6.000%, due 10/01/37	35,384	38,278
6.000%, due 11/01/38	316,642	363,722
6.000%, due 05/01/39	41,542	47,730
6.000%, due 11/01/40	448,663	516,224
6.500%, due 10/01/36	329,070	366,517
6.500%, due 02/01/37	3,321	3,794
6.500%, due 07/01/37	31,252	34,808
6.500%, due 08/01/37	27,673	30,822

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
6.500%, due 09/01/37	37,512	42,279
6.500%, due 12/01/37	78,855	90,869
6.500%, due 08/01/38	1,121	1,249
6.500%, due 05/01/40	978,746	1,148,909
7.500%, due 11/01/26	11,645	11,717
8.000%, due 11/01/26	3,954	3,974
9.000%, due 02/01/26	7,495	7,562
FNMA ARM
12 mo. MTA + 1.200%,
3.647%, due 03/01/44[2]	155,450	158,752
1 year CMT + 2.095%,
4.095%, due 09/01/26[2]	618	622
12 mo. USD LIBOR + 1.731%,
4.491%, due 05/01/38[2]	1,186,030	1,243,856
1 year CMT + 2.219%,
4.582%, due 10/01/37[2]	1,902,696	2,007,426
1 year CMT + 2.026%,
4.604%, due 09/01/41[2]	493,170	518,722
1 year CMT + 2.083%,
4.658%, due 02/01/26[2]	22,508	22,632
1 year CMT + 2.102%,
4.663%, due 05/01/30[2]	26,892	27,837
1 year CMT + 2.237%,
4.697%, due 01/01/36[2]	402,813	425,658
1 year CMT + 2.250%,
4.750%, due 02/01/30[2]	3,268	3,294
1 year CMT + 2.325%,
4.825%, due 03/01/25[2]	21,184	21,503
1 year CMT + 2.282%,
4.895%, due 05/01/35[2]	173,343	183,113
12 mo. USD LIBOR + 1.790%,
4.915%, due 02/01/42[2]	220,741	229,257
1 year CMT + 2.507%,
5.108%, due 12/01/27[2]	15,383	15,870
UMBS TBA
2.500%	7,500,000	7,577,344
2.500%[1]	13,450,000	13,365,292
3.000%	86,800,000	88,218,096
3.500%	400,000	410,719
3.500%[1]	49,650,000	50,986,155
4.000%[1]	1,850,000	1,925,027
4.500%	19,600,000	20,632,474
5.000%	200,000	214,047

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
6.000%	1,000,000	1,106,094
Total federal national mortgage association certificates (cost—$306,418,061)		309,231,695

Collateralized mortgage obligations—27.7%
AREIT Trust,
Series 2018-CRE2, Class A,
1 mo. USD LIBOR + 0.980%,
2.869%, due 11/14/35[2,3]	1,669,019	1,665,886
ARM Trust,
Series 2005-8, Class 3A21,
4.137%, due 11/25/35[4]	534,136	485,755
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
4.091%, due 03/26/37[3,4]	120,688	107,557
Series 2011-R11, Class 8A5,
2.244%, due 07/26/36[3,4]	84,448	82,459
Series 2011-RR10, Class 3A5,
4.963%, due 06/26/35[3,4]	36,895	36,816
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[3,4]	325,088	281,459
Series 2013-RR5, Class 5A1,
12 mo. MTA + 0.840%,
3.281%, due 11/26/46[2,3]	148,313	149,649
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2,
4.432%, due 02/25/33[4]	4,029	3,834
Series 2004-002, Class 12A2,
3.944%, due 05/25/34[4]	39,361	39,113
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[5]	509,133	540,150
Series 2004-AC3, Class A2,
6.000%, due 06/25/34[5]	706,941	719,979
BX Commercial Mortgage Trust,
Series 2018-IND, Class A,
1 mo. USD LIBOR + 0.750%,
2.664%, due 11/15/35[2,3]	5,339,895	5,334,888
Series 2018-IND, Class D,
1 mo. USD LIBOR + 1.300%,
3.214%, due 11/15/35[2,3]	6,282,229	6,294,060
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1, Class A1,
1 mo. USD LIBOR + 0.280%,
2.103%, due 01/25/35[2,3]	52,668	52,436

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
4.597%, due 05/19/33[4]	3,522	3,671
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	32,568	24,014
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[3]	3,200,000	3,441,054
CSMC Trust,
Series 2013-MH1, Class A,
4.789%, due 05/27/53[3,4]	1,020,415	1,141,232
FHLMC REMIC,
Series 0023, Class KZ,
6.500%, due 11/25/23	8,499	8,988
Series 0159, Class H,
4.500%, due 09/15/21	225	225
Series 1003, Class H,
1 mo. USD LIBOR + 0.750%,
2.671%, due 10/15/20[2]	1,066	1,070
Series 1349, Class PS,
7.500%, due 08/15/22	296	310
Series 1502, Class PX,
7.000%, due 04/15/23	59,864	63,233
Series 1534, Class Z,
5.000%, due 06/15/23	26,800	27,584
Series 1573, Class PZ,
7.000%, due 09/15/23	7,392	7,879
Series 1658, Class GZ,
7.000%, due 01/15/24	4,091	4,381
Series 1694, Class Z,
6.500%, due 03/15/24	47,987	51,541
Series 1775, Class Z,
8.500%, due 03/15/25	1,636	1,845
Series 2018-28, Class CA,
3.000%, due 05/25/48	1,765,313	1,785,035
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
2.421%, due 01/15/32[2]	105,599	106,105
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
2.271%, due 12/15/29[2]	13,271	13,045
Series 2614, Class WO, PO,
0.010%, due 05/15/33	936,658	826,468
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
2.321%, due 01/15/36[2]	126,708	125,269

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
2.321%, due 02/15/36[2]	645,307	646,006
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
2.351%, due 05/15/36	149,588	149,973
Series 3339, Class LI, IO,
1 mo. USD LIBOR + 6.480%,
4.559%, due 07/15/37[2]	732,823	96,701
Series 3442, Class MT,
1 mo. USD LIBOR,
1.921%, due 07/15/34	68,276	67,898
Series 3598, Class JI, IO,
1.918%, due 10/15/37[4]	34,888	1,473
Series 3621, Class WI, IO,
2.100%, due 05/15/37[4]	79,468	4,296
Series 3635, Class IB, IO,
1.710%, due 10/15/37[4]	124,256	4,718
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
2.471%, due 02/15/38	56,364	56,524
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
2.771%, due 12/15/36[2]	1,014,945	1,038,832
Series 3684, Class JI, IO,
2.333%, due 11/15/36[4]	327,519	23,392
Series 3864, Class NT,
1 mo. USD LIBOR + 60.500%,
5.500%, due 03/15/39[2]	524,902	570,363
Series 4037, Class PI, IO,
3.000%, due 04/15/27	2,149,320	122,725
Series 4131, Class AI, IO,
2.500%, due 10/15/22	748,351	19,131
Series 4136, Class EZ,
3.000%, due 11/15/42	1,195,285	1,204,941
Series 4156, Class SA, IO,
1 mo. USD LIBOR + 6.200%,
4.279%, due 01/15/33[2]	1,726,975	275,369
Series 4165, Class TI, IO,
3.000%, due 12/15/42	1,597,841	117,314
Series 4182, Class YI, IO,
2.500%, due 03/15/28	3,606,243	252,199
Series 4255, Class SN,
1 mo. USD LIBOR + 12.267%,
6.849%, due 05/15/35[2]	342,985	417,276

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 4263, Class SD,
1 mo. USD LIBOR + 12.267%,
7.143%, due 11/15/43[2]	381,272	476,358
Series 4265, Class ES,
1 mo. USD LIBOR + 13.760%,
7.259%, due 11/15/43[2]	828,981	1,002,454
Series 4324, Class IO, IO,
2.360%, due 08/15/36	172,140	11,612
Series 4338, Class SB, IO,
2.151%, due 10/15/41[4]	179,401	10,877
Series 4367, Class GS, IO,
2.239%, due 03/15/37[4]	112,334	7,794
Series 4394, Class WI, IO,
2.194%, due 08/15/41	104,284	5,937
Series 4438, Class WI, IO,
2.210%, due 11/15/38	322,289	19,801
Series 4457, Class DI, IO,
4.000%, due 08/15/24	703,787	43,571
Series 4463, Class IO, IO,
2.361%, due 02/15/38[4]	248,706	16,137
Series 4544, Class IP, IO,
4.000%, due 01/15/46	3,288,323	413,206
Trust 2513, Class AS, IO,
1 mo. USD LIBOR + 8.000%,
6.079%, due 02/15/32[2]	285,865	54,756
Trust 3609, Class LI, IO,
4.500%, due 12/15/24	18,236	292
Trust 3838, Class LI, IO,
4.500%, due 04/15/22	58,161	1,193
Trust 3962, Class KS, IO,
2.380%, due 06/15/38[4]	243,114	18,452
Trust 4068, Class UF,
1 mo. USD LIBOR + 0.500%,
2.421%, due 06/15/42[2]	1,240,361	1,245,527
Trust 4076, Class SW, IO,
1 mo. USD LIBOR + 6.050%,
4.129%, due 07/15/42[2]	2,128,224	435,956
Trust 4100, Class HI, IO,
3.000%, due 08/15/27	413,541	30,931
Trust 4182, Class QI, IO,
3.000%, due 02/15/33	196,253	14,430
Trust 4832, Class FW,
1 mo. USD LIBOR + 0.350%,
2.450%, due 04/15/38[2]	2,193,796	2,183,044
Trust 4836, Class PO, PO,
0.010%, due 10/15/58	1,454,629	1,339,379

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
FHLMC STRIPs,
Series 303, Class C19, IO,
3.500%, due 01/15/43	1,083,527	172,499
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
2.450%, due 10/15/37[2]	487,001	483,510
Series 345, Class C13, IO,
3.500%, due 08/15/45	1,940,883	228,377
FNMA REMIC,
Series 386, Class 14, IO,
6.500%, due 04/25/38	67,697	15,001
Series 413, Class 111, IO,
4.000%, due 07/25/42[4]	1,166,178	211,260
Series 419, Class C3, IO,
3.000%, due 11/25/43	217,340	32,831
Series 2014-47, Class AF,
1 mo. USD LIBOR + 0.350%,
2.450%, due 08/25/44	1,904,353	1,897,254
Series 2019-62, Class SN,
1 mo. USD LIBOR + 6.000%,
4.087%, due 11/25/49[2]	460,000	103,644
Trust 1992-129, Class L,
6.000%, due 07/25/22	803	836
Trust 1992-158, Class ZZ,
7.750%, due 08/25/22	2,400	2,539
Trust 1993-037, Class PX,
7.000%, due 03/25/23	47,268	49,556
Trust 1997-022, Class F,
3.090%, due 03/25/27[4]	28,739	28,813
Trust 2002-060, Class F1,
1 mo. USD LIBOR + 0.400%,
2.223%, due 06/25/32[2]	55,632	54,373
Trust 2003-070, Class SH,
1 mo. USD LIBOR + 14.000%,
10.355%, due 07/25/23[2]	68,428	80,324
Trust 2007-067, Class FB,
1 mo. USD LIBOR + 0.320%,
2.143%, due 07/25/37[2]	213,378	212,619
Trust 2009-033, Class FB,
1 mo. USD LIBOR + 0.820%,
2.643%, due 03/25/37[2]	668,209	683,664
Trust 2010-141, Class FA,
1 mo. USD LIBOR + 0.500%,
2.323%, due 12/25/40[2]	398,838	400,447

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2010-76, Class SA, IO,
1 mo. USD LIBOR + 6.500%,
4.677%, due 07/25/40[2]	1,201,376	216,456
Trust 2011-86, Class DI, IO,
3.500%, due 09/25/21	55,267	1,351
Trust 2012-090, Class FB,
1 mo. USD LIBOR + 0.440%,
2.263%, due 08/25/42[2]	156,133	156,320
Trust 2012-111, Class HS,
1 mo. USD LIBOR + 3.667%,
2.148%, due 10/25/42	217,048	197,204
Trust 2012-122, Class LI, IO,
4.500%, due 07/25/41	862,132	106,948
Trust 2012-128, Class FK,
1 mo. USD LIBOR + 0.350%,
2.173%, due 11/25/42[2]	323,723	322,538
Trust 2012-32, Class AI, IO,
3.000%, due 04/25/22	106,415	2,663
Trust 2012-77, Class IO, IO,
1.940%, due 07/25/52[4]	312,355	16,849
Trust 2013-028, Class YS, IO,
1 mo. USD LIBOR + 6.150%,
4.327%, due 07/25/42[2]	1,269,919	190,592
Trust 2013-030, Class GI, IO,
3.000%, due 01/25/43	1,982,072	237,473
Trust 2013-030, Class JI, IO,
3.000%, due 04/25/43	748,639	66,971
Trust 2013-034, Class PS, IO,
1 mo. USD LIBOR + 6.150%,
4.327%, due 08/25/42[2]	751,642	106,615
Trust 2013-044, Class ZG,
3.500%, due 03/25/42	711,596	748,426
Trust 2013-045, Class IK, IO,
3.000%, due 02/25/43	1,417,308	158,101
Trust 2013-116, Class IY, IO,
3.000%, due 09/25/43	464,325	33,139
Trust 2013-74, Class YS,
1 mo. USD LIBOR + 6.000%,
3.266%, due 07/25/43[2]	872,166	853,892
Trust 2014-42, Class SA, IO,
1.934%, due 07/25/44[4]	337,847	20,116
Trust 2014-43, Class BS, IO,
1.970%, due 07/25/44[4]	517,419	30,786
Trust 2014-45, Class SA, IO,
2.266%, due 08/25/44[4]	294,005	16,923

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2014-47, Class BI, IO,
2.096%, due 08/25/54	503,743	32,460
Trust 2014-92, Class SB, IO,
2.044%, due 01/25/45[4]	336,464	15,304
Trust 2015-073, Class ES,
1 mo. USD LIBOR + 9.333%,
4.593%, due 10/25/45[2]	488,006	585,050
Trust 2015-10, Class SA, IO,
2.047%, due 03/25/45[4]	276,815	14,287
Trust 2015-19, Class AI, IO,
2.046%, due 04/25/55	501,716	34,102
Trust 2015-47, Class GI, IO,
4.000%, due 06/25/44	204,831	27,351
Trust 2015-50, Class SB, IO,
2.214%, due 07/25/45[4]	1,653,505	110,412
Trust 2015-58, Class AI, IO,
2.039%, due 08/25/55	317,076	18,958
Trust 2015-64, Class KS, IO,
2.260%, due 09/25/45[4]	414,004	27,822
Trust 2016-14, Class IO, IO,
3.000%, due 03/25/46	1,150,001	116,930
Trust 2016-17, Class CS, IO,
1.847%, due 04/25/46[4]	230,906	12,104
Trust 2016-52, Class PI, IO,
3.000%, due 04/25/46	1,850,696	182,793
Trust 2016-63, Class YI, IO,
3.500%, due 04/25/46	860,310	41,256
Trust 2016-64, Class IA, IO,
3.000%, due 05/25/46	916,406	102,613
Trust 2016-76, Class CS, IO,
1.844%, due 10/25/46[4]	107,703	6,282
Trust 2016-M11, Class AL,
2.944%, due 07/25/39	3,004,188	3,119,315
Trust 2018-64, Class ET,
3.000%, due 09/25/48	1,612,336	1,643,909
Trust 2018-85, Class FE,
1 mo. USD LIBOR + 0.300%,
2.123%, due 12/25/48[2]	3,400,386	3,384,719
Trust 2019-1, Class HF,
1 mo. USD LIBOR + 0.450%,
2.273%, due 02/25/49	1,060,281	1,059,244
Trust 4839, Class UO, PO,
0.010%, due 08/15/56	886,915	775,975
Trust G92-040, Class ZC,
7.000%, due 07/25/22	3,510	3,643

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust G94-006, Class PJ,
8.000%, due 05/17/24	5,492	5,882
FREMF Multifamily Aggregation Risk Transfer Trust
1 mo. USD LIBOR + 0.320%,
2.142%, due 02/25/20[2]	4,800,000	4,799,376
GNMA REMIC,
Trust 2007-018, Class CO, PO,
0.010%, due 03/20/35	29,821	27,743
Trust 2010-H01, Class FA,
1 mo. USD LIBOR + 0.820%,
2.874%, due 01/20/60[2]	2,280,438	2,293,980
Trust 2013-23, Class IP, IO,
3.500%, due 08/20/42	1,281,714	182,894
Trust 2013-77, Class GI, IO,
3.000%, due 02/20/43	2,882,302	205,049
Trust 2013-H19, Class DF,
1 mo. USD LIBOR + 0.650%,
2.739%, due 05/20/63[2]	1,165,393	1,167,276
Trust 2013-H20, Class FB,
1 mo. USD LIBOR + 1.000%,
3.089%, due 08/20/63	2,108,807	2,127,037
Trust 2013-H23, Class TA,
1 mo. USD LIBOR + 0.720%,
2.809%, due 09/20/63[2]	851,600	855,443
Trust 2014-158, Class IA, IO,
3.500%, due 10/20/29	914,754	89,760
Trust 2015-126, Class GS,
1 mo. USD LIBOR + 9.333%,
4.593%, due 09/20/45	323,052	401,391
Trust 2015-127, Class AS, IO,
1.540%, due 06/20/43[4]	464,580	16,411
Trust 2015-165, Class IB, IO,
3.500%, due 11/20/42	501,119	64,403
Trust 2015-166, Class SA, IO,
1.475%, due 06/20/42[4]	556,746	20,724
Trust 2015-180, Class SA, IO,
1.425%, due 06/20/42	607,650	21,019
Trust 2015-42, Class AI, IO,
3.000%, due 05/20/39	449,446	15,698
Trust 2015-H27, Class FA,
1 mo. USD LIBOR + 0.750%,
2.839%, due 09/20/65[2]	2,478,144	2,488,910
Trust 2015-H29, Class FA,
1 mo. USD LIBOR + 0.700%,
2.789%, due 10/20/65	88,416	88,562

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-H29, Class FJ,
1 mo. USD LIBOR + 0.680%,
2.769%, due 11/20/65	2,108,290	2,115,154
Trust 2015-H30, Class FA,
1 mo. USD LIBOR + 0.680%,
2.769%, due 08/20/61[2]	37,615	37,695
Trust 2015-H30, Class FB,
1 mo. USD LIBOR + 0.680%,
2.769%, due 03/20/62[2]	1,921	1,923
Trust 2016-118, Class IE, IO,
3.500%, due 09/20/46	75,698	12,238
Trust 2016-138, Class WI, IO,
1.359%, due 08/20/45[4]	404,233	13,509
Trust 2016-180, Class WI, IO,
1.289%, due 09/20/45[4]	820,800	29,963
Trust 2016-84, Class KS, IO,
1 mo. USD LIBOR + 6.080%,
4.234%, due 11/20/45[2]	2,364,825	458,404
Trust 2016-H14, Class FA,
1 mo. USD LIBOR + 0.800%,
2.889%, due 06/20/66[2]	607,246	611,196
Trust 2017-15, Class WI, IO,
1.348%, due 11/20/45[4]	414,670	14,812
Trust 2017-57, Class WI, IO,
1.111%, due 12/20/45[4]	230,887	6,433
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	5,000,000	5,230,139
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD LIBOR + 0.330%,
2.153%, due 12/25/34[2]	4,692	4,512
IndyMac Index Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD LIBOR + 0.640%,
2.463%, due 02/25/35[2]	398,174	394,331
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD LIBOR + 0.500%,
2.554%, due 06/27/37[2,3]	1,005,162	863,165
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD LIBOR + 0.900%,,
2.723%, due 12/25/49[2,3]	7,779,333	7,761,520

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
4.082%, due 12/25/34[4]	168,905	172,056
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
2.283%, due 04/25/29[2]	37,793	37,822
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
2.143%, due 01/25/35[2]	34,768	34,886
Series 2005-6AR, Class 1A1,
1 mo. USD LIBOR + 0.280%,
2.103%, due 11/25/35[2]	3,649	3,649
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
3.109%, due 02/26/37[2,3]	195,290	175,126
Series 2013-R10, Class 3A,
1 mo. USD LIBOR + 0.310%,
2.638%, due 01/26/51[2,3]	191,480	191,509
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 year CMT + 0.500%,
2.080%, due 05/25/42[2,3]	3,397,559	3,073,168
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A,
1 mo. USD LIBOR + 0.450%,
2.440%, due 10/07/20[2]	844,348	844,692
Series 2010-R2, Class 2A,
1 mo. USD LIBOR + 0.470%,
2.460%, due 11/05/20[2]	492,381	493,119
Series 2011-R2, Class 1A,
1 mo. USD LIBOR + 0.400%,
2.390%, due 02/06/20[2]	180,064	180,064
Pepper Residential Securities Trust,
Series 22-A, Class A1U,
1 mo. USD LIBOR + 1.000%,
2.846%, due 06/20/60[3]	3,743,498	3,749,619
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD LIBOR + 0.500%,
2.323%, due 07/25/36[2]	307,431	256,386
Sequoia Mortgage Trust,
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
2.746%, due 12/20/32[2]	284,014	283,840

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 5, Class A,
1 mo. USD LIBOR + 0.700%,
2.546%, due 10/19/26[2]	64,879	64,193
Structured ARM Loan,
Series 2007-4, Class 1A2,
1 mo. USD LIBOR + 0.220%,
2.043%, due 05/25/37[2]	165,301	160,733
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.210%,
2.033%, due 04/25/36[2]	623,404	623,943
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
4.578%, due 04/25/45[4]	59,288	59,745
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 2A,
4.401%, due 09/25/33[4]	139,431	143,838
Total collateralized mortgage obligations (cost—$97,458,925)		98,258,207

Asset-backed securities—16.3%
Allegro CLO I Ltd,
Series 2013-1A, Class A1R,
3 mo. USD LIBOR + 1.220%,
3.156%, due 01/30/26[2,3]	186,416	186,476
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2,
1 mo. USD LIBOR + 0.975%,
2.798%, due 10/25/34[2]	211,470	212,130
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
2.933%, due 03/25/35[2]	200,000	202,811
Series 2005-R11, Class M1,
1 mo. USD LIBOR + 0.450%,
2.273%, due 01/25/36[2]	254,409	254,788
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD LIBOR + 1.000%,
2.823%, due 10/25/34[2]	176,880	178,029
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 1.200%,
3.023%, due 08/25/34[2]	5,826,098	5,757,246

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class A1RR,
3 mo. USD LIBOR + 1.250%,
3.216%, due 01/20/29[2,3]	2,000,000	1,998,040
Cent CLO 19 Ltd.,
Series 2013-19A, Class A1A,
3 mo. USD LIBOR + 1.330%,
3.258%, due 10/29/25[2,3]	244,878	245,688
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD LIBOR + 0.640%,
2.463%, due 08/25/32[2]	160,300	157,796
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
2.563%, due 10/25/32[2]	10,422	10,455
CIFC Funding 2015-V Ltd.,
Series 2015-5A, Class A1R,
3 mo. USD LIBOR + 0.860%,
2.800%, due 10/25/27[2,3]	900,000	898,401
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD LIBOR + 1.350%,
3.173%, due 10/25/37[2,3]	1,062,342	1,073,777
Colombia Cent CLO Ltd.,
Series 2018-27A, Class A1,
3 mo. USD LIBOR + 1.150%,
3.090%, due 10/25/28[2,3]	1,700,000	1,700,571
Conseco Finance Corp.,
Series 1998-2, Class A5,
6.240%, due 12/01/28	1,303	1,309
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
2.323%, due 07/25/34[2]	80,086	77,745
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
2.543%, due 07/25/34[2]	120,462	120,999
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
2.723%, due 10/25/34[2]	103,453	99,644
Dryden XXV Senior Loan Fund,
Series 2012-25A, Class ARR,
3 mo. USD LIBOR + 0.900%,
2.886%, due 10/15/27[2,3]	3,200,000	3,198,291

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD LIBOR + 1.500%,
3.323%, due 08/25/40[2,3]	89,504	89,738
Equifirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD LIBOR + 0.170%,
1.993%, due 04/25/37[2,3]	2,100,429	2,001,209
Figueroa CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
2.901%, due 01/15/27[2,3]	309,877	309,387
First Franklin Mortgage Loan Trust,
Series 2005-FFH1, Class M1,
1 mo. USD LIBOR + 0.675%,
2.498%, due 06/25/36[2]	75,136	75,494
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD LIBOR + 0.825%,
2.648%, due 01/25/34	472,111	472,555
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A,
3 mo. USD LIBOR + 1.050%,
3.051%, due 07/15/27[2,3]	2,067,102	2,065,930
Halcyon Loan Advisors Funding Ltd.,
Series 2015-1A, Class AR,
3 mo. USD LIBOR + 0.920%,
2.886%, due 04/20/27[2,3]	3,744,518	3,741,507
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3,
3.279%, due 10/25/35[5]	56,168	56,051
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1,
1 mo. USD LIBOR + 0.270%,
2.093%, due 05/25/36[2]	261,986	260,116
Series 2006-CH1, Class A5,
1 mo. USD LIBOR + 0.230%,
2.053%, due 07/25/36[2]	15,999	15,997
KVK CLO Ltd.,
Series 2013-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
2.901%, due 01/14/28[3]	2,900,000	2,885,677
LCM XX LP,
Series 20A, Class AR,
3 mo. USD LIBOR + 1.040%,
3.006%, due 10/20/27[2,3]	250,000	250,480

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1,
3.438%, due 05/25/59[3,5]	383,950	387,216
Madison Park Funding XII Ltd.,
Series 2014-12A, Class AR,
3 mo. USD LIBOR + 1.260%,
3.226%, due 07/20/26[2,3]	1,734,305	1,735,392
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M3,
1 mo. USD LIBOR + 0.310%,
2.133%, due 08/25/36[2]	115,902	115,908
Morgan Stanley ABS Capital I, Inc.,
Series 2005-WMC6, Class M3,
1 mo. USD LIBOR + 0.765%,
2.588%, due 07/25/35[2]	172,729	174,214
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class A1R,
3 mo. USD LIBOR + 0.850%,
2.851%, due 07/15/27[2,3]	400,000	398,368
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD LIBOR + 0.180%,
2.003%, due 04/25/37[2]	63,338	44,335
OZLM XIII Ltd.,
Series 2015-13A, Class A1R,
3 mo. USD LIBOR + 1.080%,
3.016%, due 07/30/27[2,3]	500,000	498,347
Palmer Square Loan Funding Ltd.,
Series 2018-4A, Class A1,
3 mo. USD LIBOR + 0.900%,
3.058%, due 11/15/26[2,3]	413,914	413,938
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ3, Class M4,
1 mo. USD LIBOR + 0.945%,
2.768%, due 06/25/35[2]	200,000	200,660
RAAC Trust,
Series 2005-SP3, Class M1,
1 mo. USD LIBOR + 0.530%,
2.353%, due 12/25/35[2]	381,006	381,136
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.420%,
2.243%, due 12/25/35[2]	400,000	400,919

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Recette Clo Ltd.,
Series 2015-1A, Class AR,
3 mo. USD LIBOR + 0.920%,
2.886%, due 10/20/27[2,3]	2,264,185	2,260,642
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD LIBOR + 0.880%,
2.703%, due 08/25/33[2]	142,699	143,088
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD LIBOR + 0.750%,
2.130%, due 11/25/35[2]	2,100,000	1,993,785
SLM Private Education Loan Trust,
Series 2010-A, Class 2A,
1 mo. USD LIBOR + 3.250%,
5.164%, due 05/16/44[2,3]	32,758	32,826
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD LIBOR + 0.200%,
2.023%, due 06/25/37[2]	370,277	291,405
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A,
3.200%, due 05/27/36[3]	1,594,636	1,613,744
Staniford Street CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 1.180%,
3.299%, due 06/15/25[2,3]	129,724	129,860
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD LIBOR + 0.135%,
1.958%, due 07/25/36[2,3]	219,373	215,024
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD LIBOR + 0.460%,
2.283%, due 09/25/35[2]	1,700,000	1,659,564
Symphony CLO XIV Ltd.,
Series 2014-14A, Class AR,
3 mo. USD LIBOR + 0.950%,
2.951%, due 07/14/26[2,3]	832,000	831,993
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD LIBOR + 0.880%,
2.881%, due 04/15/28[2,3]	500,000	498,724

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Telos CLO Ltd.,
Series 2014-5A, Class A1R,
3 mo. USD LIBOR + 0.950%,
2.952%, due 04/17/28[2,3]	3,750,000	3,732,566
Tralee CLO III Ltd.,
Series 2014-3A, Class AR,
3 mo. USD LIBOR + 1.030%,
2.996%, due 10/20/27[2,3]	6,800,000	6,787,345
Tralee CLO V Ltd.,
Series 2018-5A, Class A1,
3 mo. USD LIBOR + 1.110%,
3.076%, due 10/20/28[2,3]	1,100,000	1,096,312
Venture CLO 35 Ltd.,
Series 2018-35A, Class AS,
3 mo. USD LIBOR + 1.150%,
3.103%, due 10/22/31[2,3]	1,000,000	997,132
Venture XXI CLO Ltd.,
Series 2015-21A, Class AR,
3 mo. USD LIBOR + 0.880%,
2.881%, due 07/15/27[2,3]	1,055,420	1,053,351
Zais CLO 1 Ltd.,
Series 2014-1A, Class A1AR,
3 mo. USD LIBOR + 1.150%,
3.151%, due 04/15/28[2,3]	1,100,000	1,098,925
Total asset-backed securities (cost—$56,544,508)		57,785,056

Commercial mortgage-backed securities—0.9%
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF05, Class A,
1 mo. USD LIBOR + 0.350%,
2.366%, due 09/25/21[2]	76,245	76,154
Series KF06, Class A,
1 mo. USD LIBOR + 0.330%,
2.346%, due 11/25/21[2]	166,545	166,246
Series KP05, Class AH,
3.254%, due 04/25/23	2,774,549	2,842,981
Total commercial mortgage-backed securities (cost—$3,012,350)		3,085,381

Stripped mortgage-backed securities—0.2%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005, Class AX, IO,
1.746%, due 11/25/19[4]	5,092,131	51
Series K006, Class AX1, IO,
0.880%, due 01/25/20[4]	6,021,038	123

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
Series K014, Class X1, IO,
1.149%, due 04/25/21[4]	6,904,280	96,359
Series K027, Class X1, IO,
0.764%, due 01/25/23[4]	6,379,658	131,668
Series K712, Class X1, IO,
1.234%, due 11/25/19[4]	521,297	5
Series KAIV, Class X1, IO,
1.247%, due 06/25/21[4]	4,258,784	60,491
FHLMC REMIC,
Series 0013, Class B, IO,
7.000%, due 06/25/23	18,123	1,721
Series 2136, Class GD, IO,
7.000%, due 03/15/29	2,325	395
Series 2178, Class PI, IO,
7.500%, due 08/15/29	12,691	2,588
FNMA Aces,
Trust 2013-M5, Class X2, IO,
2.007%, due 01/25/22[4]	781,174	17,986
FNMA REMIC,
Series 2014-84, Class AI, IO,
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[2]	546,578	3,910
KGS Alpha SBA,
Series 2012-5, Class A, IO,
1.020%, due 04/25/38[3,4,6,7]	18,559,758	434,995
Total stripped mortgage-backed securities (cost—$1,167,414)		750,292

Short-term US government obligations—0.1%[8]
US Treasury Bills
1.609%, due 01/23/20[1]	300,000	298,907
1.953%, due 11/21/19	44,000	43,953
2.087%, due 01/02/20[1]	59,000	58,820
Total Short-term US government obligations (cost—$401,680)		401,680

Number of shares
Short-term investment—0.8%
Investment company—0.8%
State Street Institutional U.S. Government Money Market Fund (cost—$2,785,224)	2,785,224	2,785,224

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—1.3%
Repurchase agreement dated 10/31/19 with BNP Paribas Securities Corp., 1.830% due 11/01/19, collateralized by $4,660,354 Government National Mortgage Association obligations, 3.500% due 10/20/47; (value— $4,855,023); proceeds: $4,700,239 (cost—$4,700,000)	4,700,000	4,700,000

	Number of contracts	Notional amount
Options purchased—0.0%†
Put options—0.0%†
FNMA TBA, 2.500%, strike @ $70.00, expires 11/06/19 (Counterparty: JPMCB)	60,000	USD	4,200,000	0
FNMA TBA, 3.000%, strike @ $70.00, expires 11/06/19 (Counterparty: CITI)	50,000	USD	3,500,000	0
FNMA TBA, 3.000%, strike @ $71.00, expires 11/06/19 (Counterparty: CITI)	120,000	USD	8,520,000	0
FNMA TBA, 3.000%, strike @ $71.00, expires 12/05/19 (Counterparty: CITI)	320,000	USD	22,720,000	1
FNMA TBA, 4.000%, strike @ $73.00, expires 12/12/19 (Counterparty: CITI)	150,000	USD	10,950,000	0
FNMA TBA, 2.500%, strike @ $70.00, expires 12/05/19 (Counterparty: CITI)	154,000	USD	10,780,000	0
FNMA TBA, 3.000%, strike @ $72.00, expires 12/05/19 (Counterparty: CITI)	55,000	USD	3,960,000	0
FNMA TBA, 3.500%, strike @ $101.97, expires 11/06/19 (Counterparty: JPMCB)	200,000	USD	20,394,000	102
Total options purchased (cost—$19,176)				103

Swaptions purchased—0.0%†
Put swaptions—0.0%†
3 Month USD LIBOR Interest Rate Swap, strike @ 1.727%, expires 11/06/19 (Counterparty GS; receive fixed rate); underlying swap terminates 11/08/29	10,100,000	USD	10,100,000	4,623
3 Month USD LIBOR Interest Rate Swap, strike @ 2.750%, expires 12/15/20 (Counterparty JPMCB; receive fixed rate); underlying swap terminates 12/17/30	9,500,000	USD	9,500,000	22,325
Total swaptions purchased (cost—$72,825)				26,948
Total investments before investments sold short (cost—$693,964,082)—197.6%				701,049,965

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(12.3)%
GNMA TBA
3.000%	(4,400,000)	(4,528,838)
3.500%	(100,000)	(104,203)
GNMA II TBA
4.000%	(15,250,000)	(15,853,045)
4.500%	(4,250,000)	(4,446,817)
UMBS TBA
2.500%	(3,000,000)	(2,983,242)
3.000%	(11,000,000)	(11,177,891)
3.500%	(400,000)	(410,719)
4.000%	(2,000,000)	(2,076,744)
5.500%	(2,000,000)	(2,157,589)
Total investments sold short (proceeds—$43,689,965)		(43,739,088)
Liabilities in excess of other assets—(85.3)%		(302,625,320)
Net assets—100.0%		$354,685,557

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Reverse repurchase agreements—(16.7)%
Reverse repurchase agreement dated 10/10/19 with Bank of America Securities, 2.550%, to be repurchased 11/13/19 for $(59,444,118), collateralized by Federal Home Loan Mortgage Corp. obligation, 4.000% due 08/01/44, Federal National Mortgage Association obligations, 3.000% - 4.000% due 08/01/33 - 12/01/46 and Government National Mortgage Association obligations, 3.500% - 5.500% due 08/20/43 - 07/20/49; (value—$(61,314,597)) 2.100%, due 11/13/19 (proceeds—$(59,323,000))	(59,323,000)	(59,323,000)

Options written

Notional amount($)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
3,065,100	3,000,000	FNMA TBA, 3.000%, strike @ 102.17	CITI	12/05/19	7,031	(3,355)	3,676
1,531,350	1,500,000	FNMA TBA, 3.000%, strike @ 102.09	JPMCB	11/06/19	2,109	(236)	1,873
2,464,560	2,400,000	FNMA TBA, 3.000%, strike @ 102.69	GS	12/05/19	2,156	(736)	1,420

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Options written—(continued)

Call options—(concluded)

Notional amount($)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
2,567,250	2,500,000	FNMA TBA, 3.000%, strike @ 102.69	GS	01/07/20	3,906	(1,755)	2,151
998,600	1,000,000	FNMA TBA, 2.500%, strike @ 99.86	JPMCB	01/07/20	3,438	(4,212)	(774)
1,014,700	1,000,000	FNMA TBA, 3.000%, strike @ 101.47	CITI	01/07/20	3,125	(4,812)	(1,687)
2,039,400	2,000,000	FNMA TBA, 3.000%, strike @ 101.97	GS	01/07/20	3,047	(4,992)	(1,945)
2,029,000	2,000,000	FNMA TBA, 3.000%, strike @ 101.45	GS	01/07/20	6,016	(9,799)	(3,783)
1,493,850	1,500,000	FNMA TBA, 2.500%, strike @ 99.59	CITI	01/07/20	4,805	(8,070)	(3,265)
1,991,600	2,000,000	FNMA TBA, 2.500%, strike @ 99.58	CITI	01/07/20	6,406	(10,908)	(4,502)
1,527,900	1,500,000	FNMA TBA, 3.000%, strike @ 101.86	JPMCB	01/07/20	1,875	(4,385)	(2,510)
2,037,600	2,000,000	FNMA TBA, 3.000%, strike @ 101.88	JPMCB	01/07/20	3,750	(3,750)	—
3,057,600	3,000,000	FNMA TBA, 3.000%, strike @ 101.92	CITI	12/05/19	7,734	(5,608)	2,126
Total					55,398	(62,618)	(7,220)

		Put options
13,154,780	13,400,000	FNMA TBA, 2.500%, strike @ 98.17	JPMCB	11/06/19	58,625	(576)	58,049
3,950,800	4,000,000	FNMA TBA, 2.500%, strike @ 98.77	JPMCB	11/06/19	10,000	(1,308)	8,692
2,970,000	3,000,000	FNMA TBA, 2.500%, strike @ 99.00	JPMCB	11/06/19	12,891	(1,940)	10,951
2,512,000	2,500,000	FNMA TBA, 3.000%, strike @ 100.48	JPMCB	11/06/19	8,789	(10)	8,779
2,018,200	2,000,000	FNMA TBA, 3.000%, strike @ 100.91	GS	11/06/19	8,125	(107)	8,018
1,515,750	1,500,000	FNMA TBA, 3.000%, strike @ 101.05	CITI	11/06/19	6,094	(166)	5,928
1,008,500	1,000,000	FNMA TBA, 3.000%, strike @ 100.85	JPMCB	11/06/19	2,266	(40)	2,226
3,025,200	3,000,000	FNMA TBA, 3.000%, strike @ 100.84	CITI	11/06/19	6,562	(113)	6,449
1,501,350	1,500,000	FNMA TBA, 3.000%, strike @ 100.09	JPMCB	11/06/19	3,047	—	3,047
2,016,200	2,000,000	FNMA TBA, 3.000%, strike @ 100.81	GS	11/06/19	4,687	(63)	4,624
1,008,200	1,000,000	FNMA TBA, 3.000%, strike @ 100.82	CITI	11/06/19	2,500	(33)	2,467
2,012,800	2,000,000	FNMA TBA, 3.000%, strike @ 100.64	CITI	11/06/19	2,657	(23)	2,634
2,997,900	3,000,000	FNMA TBA, 3.000%, strike @ 99.93	JPMCB	12/05/19	10,313	(1,022)	9,291
2,517,250	2,500,000	FNMA TBA, 3.000%, strike @ 100.69	GS	01/07/20	5,469	(5,555)	(86)
1,994,000	2,000,000	FNMA TBA, 3.000%, strike @ 99.70	JPMCB	01/07/20	3,906	(1,715)	2,191
1,497,900	1,500,000	FNMA TBA, 3.000%, strike @ 99.86	JPMCB	01/07/20	2,402	(1,499)	903
2,551,250	2,500,000	FNMA TBA, 3.500%, strike @ 102.05	GS	11/06/19	3,418	(28)	3,390
2,550,500	2,500,000	FNMA TBA, 3.500%, strike @ 102.02	GS	11/06/19	3,418	(20)	3,398
Total					155,169	(14,218)	140,951
Total options written					210,567	(76,836)	133,731

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation($)
US Treasury futures sell contracts:
243	USD	US Treasury Note 10 Year Futures	December 2019	(32,007,866)	(31,662,141)	345,725

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[9]	Payments received by the Portfolio(%)[9]	Value($)	Unrealized appreciation (depreciation) ($)
USD	10,700	12/18/29	Quarterly	2.750	3 Month USD LIBOR	(1,145,273)	(310,203)
USD	1,100	12/18/26	Quarterly	2.750	3 Month USD LIBOR	(90,425)	(29,663)
USD	200	12/10/29	Quarterly	2.000	3 Month USD LIBOR	(7,407)	(7,076)
USD	200	03/10/30	Quarterly	2.000	3 Month USD LIBOR	(7,419)	(7,234)
USD	300	02/12/30	Quarterly	2.000	3 Month USD LIBOR	(11,136)	(5,730)
USD	500	01/15/30	Quarterly	1.750	3 Month USD LIBOR	(6,903)	(1,153)
USD	3,600	02/03/50	Quarterly	1.625	3 Month USD LIBOR	143,379	134,071
USD	700	01/15/50	Quarterly	2.000	3 Month USD LIBOR	(35,046)	(30,027)
USD	4,100	01/22/50	Quarterly	1.750	3 Month USD LIBOR	40,607	64,838
USD	1,100	01/16/50	Quarterly	1.625	3 Month USD LIBOR	43,926	40,992
USD	1,400	12/18/29	Quarterly	1.500	3 Month USD LIBOR	13,455	(9,850)
USD	700	02/07/50	Quarterly	1.875	3 Month USD LIBOR	(14,092)	(14,220)
USD	22,000	06/19/26	Quarterly	3.000	3 Month USD LIBOR	(2,253,700)	(1,414,129)
USD	2,300	12/19/25	Semi-Annual	3 Month USD LIBOR	2.750	185,256	211,707
USD	5,100	12/19/23	Quarterly	2.750	3 Month USD LIBOR	(295,189)	(352,826)
USD	17,300	10/16/28	Semi-Annual	3 Month USD LIBOR	3.183	2,362,557	2,362,557
USD	600	11/21/28	Semi-Annual	3 Month USD LIBOR	3.113	84,492	84,492
Total						(992,918)	716,546

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

OTC Interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)($)	Value($)	Unrealized appreciation ($)
JPMCB	USD	35,000	12/18/19	Annual	10 Year USD Constant Maturity Swap Rate plus 0.753%	CMM30_FNMA	—	50,289	50,289
JPMCB	USD	10,000	12/18/19	Annual	10 Year USD Constant Maturity Swap Rate plus 0.740%	CMM30_FNMA	—	15,616	15,616
JPMCB	USD	5,000	12/19/19	Annual	10 Year USD Constant Maturity Swap Rate plus 0.708%	CMM30_FNMA	—	9,360	9,360
JPMCB	USD	5,000	12/19/19	Annual	10 Year USD Constant Maturity Swap Rate plus 0.730%	CMM30_FNMA	—	8,238	8,238
JPMCB	USD	10,000	12/20/19	Annual	10 Year USD Constant Maturity Swap Rate plus 0.605%	CMM30_FNMA	—	28,855	28,855
Total							—	112,358	112,358

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9]	Payments received by the Portfolio[9](%)	Upfront payments received($)	Value($)	Unrealized depreciation($)
DB	USD	1,082	01/12/38	Monthly	1 Month USD LIBOR	6.500	3,458	(3,462)	(4)
DB	USD	421	01/12/39	Monthly	1 Month USD LIBOR	5.500	112	(1,205)	(1,093)
Total							3,570	(4,667)	(1,097)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government national mortgage association certificates	—	185,838,300	—	185,838,300
Federal home loan mortgage corporation certificates	—	38,166,647	—	38,166,647
Federal housing administration certificates	—	20,432	—	20,432
Federal national mortgage association certificates	—	309,231,695	—	309,231,695
Collateralized mortgage obligations	—	98,258,207	—	98,258,207
Asset-backed securities	—	57,785,056	—	57,785,056
Commercial mortgage-backed securities	—	3,085,381	—	3,085,381
Stripped mortgage-backed securities	—	315,297	434,995	750,292
Short-term US government obligations	—	401,680	—	401,680
Short-term investment	—	2,785,224	—	2,785,224
Repurchase agreement	—	4,700,000	—	4,700,000
Options purchased	—	103	—	103
Swaptions purchased	—	26,948	—	26,948
Futures contracts	345,725	—	—	345,725
Swap agreements	—	2,873,672	112,358	2,986,030
Total	345,725	703,488,642	547,353	704,381,720

Liabilities
Investments sold short	—	(43,739,088)	—	(43,739,088)
Reverse repurchase agreements	—	(59,323,000)	—	(59,323,000)
Options written	—	(76,836)	—	(76,836)
Swap agreements	—	(3,871,257)	—	(3,871,257)
Total	—	(107,010,181)	—	(107,010,181)

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

At October 31, 2019, there were no transfers between Level 1 and Level 2.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†                 Amount represents less than 0.05% or (0.05)%.

1                 Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $79,263,475, represented 22.5% of the Fund’s net assets at period end.

4                 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5                 Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

6                 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

7                 Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

8                 Rate shown is the discount rate at the date of purchase unless otherwise noted.

9                 Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
US government obligations—17.6%
US Treasury Bonds
2.250%, due 08/15/49	1,515,000	1,537,133
3.000%, due 02/15/47	6,234,000	7,295,972
3.000%, due 02/15/48	1,030,000	1,207,514
3.000%, due 08/15/48	695,000	816,082
3.000%, due 02/15/49	275,000	323,845
3.125%, due 11/15/41	3,015,000	3,548,631
3.625%, due 08/15/43	1,655,000	2,107,604
3.625%, due 02/15/44	3,535,000	4,513,615
4.750%, due 02/15/37	2,175,000	3,093,598
US Treasury Inflation Index Bonds (TIPS)
1.000%, due 02/15/48	1,425,348	1,583,519
1.000%, due 02/15/49	270,183	301,976
US Treasury Inflation Index Notes (TIPS)
0.250%, due 07/15/29	1,775,292	1,791,565
0.500%, due 04/15/24	722,248	731,178
0.625%, due 04/15/23	3,645,034	3,680,237
0.875%, due 01/15/29	1,813,667	1,926,346
US Treasury Notes
1.375%, due 08/31/26	4,410,000	4,344,884
1.500%, due 09/30/24	5,415,000	5,408,443
1.625%, due 09/30/26	1,835,000	1,837,222
1.625%, due 10/31/26	3,920,000	3,924,747
1.625%, due 08/15/29	945,000	939,352
1.750%, due 07/31/24	5,100,000	5,152,394
1.875%, due 06/30/26	340,000	345,844
1.875%, due 07/31/26	382,000	388,610
2.000%, due 05/31/24	535,000	546,452
2.125%, due 12/31/21	105,000	106,296
2.125%, due 05/31/26	795,000	820,900
2.500%, due 02/28/26	3,090,000	3,258,139
Total US government obligations (cost—$57,777,789)		61,532,098

Federal home loan bank certificate—0.2%
FHLB
4.000%, due 09/01/28 (cost—$679,237)	680,000	782,657

Federal home loan mortgage corporation certificates—5.5%
FHLMC
3.000%, due 09/01/27	48,952	50,140
3.000%, due 07/01/28	25,410	26,027
3.000%, due 10/01/43	455,297	469,935

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
3.000%, due 06/01/46	227,799	234,218
3.000%, due 10/01/46	2,119,185	2,183,436
3.000%, due 11/01/47	214,789	219,878
3.000%, due 01/01/48	1,245,884	1,273,462
3.000%, due 02/01/48	1,344,959	1,373,808
3.000%, due 11/01/48	877,934	897,187
3.500%, due 04/01/42	18,649	19,609
3.500%, due 08/01/42	26,567	27,921
3.500%, due 11/01/42	10,460	10,982
3.500%, due 12/01/43	553,124	581,524
3.500%, due 01/01/44	2,445,011	2,576,526
3.500%, due 04/01/44	65,825	69,690
3.500%, due 06/01/44	8,929	9,387
3.500%, due 07/01/46	310,082	329,735
3.500%, due 07/01/47	15,212	16,201
3.500%, due 10/01/47	81,223	86,745
3.500%, due 12/01/47	1,120,902	1,184,562
3.500%, due 01/01/48	362,159	379,891
4.000%, due 09/01/40	38,223	40,903
4.000%, due 07/01/44	33,996	36,285
4.000%, due 07/01/46	41,223	43,886
4.000%, due 08/01/46	22,613	24,074
4.000%, due 09/01/46	3,144	3,341
4.000%, due 10/01/46	6,784	7,210
4.000%, due 01/01/47	905,193	970,176
4.000%, due 02/01/47	98,868	105,235
4.000%, due 08/01/47	276,967	301,156
4.000%, due 06/01/48	1,213,977	1,311,419
4.500%, due 07/01/47	465,175	504,825
4.500%, due 08/01/48	236,506	256,169
5.000%, due 02/01/42	619,140	684,091
5.000%, due 09/01/43	208,563	226,235
6.250%, due 07/15/32	302,000	444,929
6.750%, due 03/15/31	82,000	121,223
UMBS TBA
4.500%	1,997,000	2,100,168
Total federal home loan mortgage corporation certificates (cost—$18,483,360)		19,202,189

Federal national mortgage association certificates—24.7%
FNMA
2.000%, due 10/01/31	21,544	21,366
2.000%, due 11/01/31	274,049	271,790
2.000%, due 12/01/31	29,179	28,939

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Federal national mortgage association certificates—(continued)
2.000%, due 03/01/32	178,168	176,700
2.500%, due 04/01/32[1]	4,887,397	4,959,665
3.000%, due 07/01/29[1]	480,768	496,149
3.000%, due 10/01/29[1]	43,833	45,259
3.000%, due 01/01/30[1]	254,122	261,670
3.000%, due 01/01/31[1]	1,325,476	1,366,879
3.000%, due 09/01/31[1]	42,737	44,077
3.000%, due 04/01/32	30,222	31,133
3.000%, due 09/01/32[1]	513,988	530,719
3.000%, due 03/01/33	504,183	520,002
3.000%, due 11/01/39[1]	364,894	373,910
3.000%, due 11/01/46[1]	523,345	539,331
3.000%, due 03/01/47[1]	5,985,811	6,165,496
3.000%, due 04/01/47	2,686,996	2,755,503
3.500%, due 12/01/29	47,312	49,686
3.500%, due 08/01/30[1]	204,448	213,636
3.500%, due 02/01/32[1]	416,619	433,703
3.500%, due 04/01/32[1]	980,844	1,033,843
3.500%, due 05/01/32[1]	693,818	728,878
3.500%, due 04/01/42	3,296	3,458
3.500%, due 12/01/42	6,187	6,493
3.500%, due 05/01/43	8,561	8,995
3.500%, due 07/01/43	55,976	59,119
3.500%, due 11/01/43[1]	12,416	13,026
3.500%, due 12/01/43	13,127,016	13,772,916
3.500%, due 05/01/44	23,146	24,556
3.500%, due 02/01/45	6,839	7,177
3.500%, due 07/01/45	33,097	35,351
3.500%, due 08/01/45	6,890	7,244
3.500%, due 10/01/45	58,229	61,018
3.500%, due 11/01/45[1]	77,112	82,073
3.500%, due 12/01/45	33,208	35,469
3.500%, due 04/01/46	69,547	72,799
3.500%, due 06/01/46[1]	19,754	20,771
3.500%, due 06/01/46	23,791	25,015
3.500%, due 11/01/46[1]	381,770	401,425
3.500%, due 11/01/46	50,802	54,039
3.500%, due 12/01/46	18,867	19,916
3.500%, due 01/01/47[1]	25,827	27,584
3.500%, due 01/01/47	7,324	7,778
3.500%, due 02/01/47[1]	113,093	118,751
3.500%, due 05/01/47	20,090	21,456
3.500%, due 06/01/47	50,748	53,740

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 07/01/47	35,610	37,743
3.500%, due 11/01/47	50,074	53,378
3.500%, due 12/01/47[1]	302,147	318,044
3.500%, due 12/01/47	128,621	137,207
3.500%, due 01/01/48	47,210	50,072
3.500%, due 01/01/48[1]	237,831	251,813
4.000%, due 09/01/33	28,110	29,689
4.000%, due 10/01/33	389,629	413,346
4.000%, due 11/01/33	548,455	582,014
4.000%, due 01/01/42	648,297	692,786
4.000%, due 02/01/42	2,901,085	3,101,197
4.000%, due 03/01/43	43,840	46,799
4.000%, due 10/01/43	151,238	161,521
4.000%, due 08/01/44	93,954	102,916
4.000%, due 01/01/45	228,176	248,006
4.000%, due 05/01/45	71,760	78,606
4.000%, due 07/01/46	1,950,531	2,074,692
4.000%, due 11/01/46	31,436	34,435
4.000%, due 01/01/47	46,740	51,185
4.000%, due 03/01/47	671,970	718,477
4.000%, due 05/01/47	61,008	64,660
4.000%, due 07/01/47	204,241	215,006
4.000%, due 08/01/47	127,672	135,591
4.000%, due 12/01/47	93,794	102,362
4.000%, due 02/01/48	501,634	530,637
4.000%, due 03/01/48	289,794	314,971
4.000%, due 04/01/48	1,685,403	1,792,780
4.000%, due 08/01/49	2,809,638	3,009,425
4.500%, due 04/01/41	3,428,449	3,715,974
4.500%, due 11/01/45	13,728	15,130
4.500%, due 12/01/45	70,470	75,846
4.500%, due 07/01/46	149,301	165,314
4.500%, due 10/01/47	50,817	56,014
4.500%, due 12/01/47	100,875	108,076
4.500%, due 05/01/48	763,049	826,048
5.000%, due 09/01/31	368,020	398,402
5.000%, due 01/01/44	72,993	79,202
5.000%, due 03/01/44	156,557	171,763
UMBS TBA
2.500%	2,705,000	2,718,597
3.000%[1]	16,527,852	16,793,971
3.000%	99,000	101,369
3.500%[1]	3,526,452	3,639,489

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Federal national mortgage association certificates—(concluded)
4.000%[1]	900,000	934,535
4.000%	4,791,000	4,971,098
5.000%	110,000	117,644
Total federal national mortgage association certificates (cost—$85,141,984)		86,226,333

Government national mortgage association certificates—12.8%
GNMA
3.000%, due 02/15/45[1]	119,791	123,327
3.000%, due 04/20/45	295,819	306,028
3.000%, due 07/20/45[1]	44,022	45,543
3.000%, due 10/20/45[1]	78,877	81,603
3.000%, due 04/20/46	1,594,314	1,649,420
3.000%, due 05/20/46[1]	19,449	20,103
3.000%, due 06/20/46	251,540	259,958
3.000%, due 07/20/46	505,078	522,252
3.000%, due 08/20/46	2,281,556	2,359,175
3.000%, due 09/20/46	1,013,673	1,048,686
3.000%, due 11/20/46	20,947	21,654
3.000%, due 12/20/46	60,290	62,356
3.500%, due 04/20/43	76,243	80,994
3.500%, due 05/20/43	76,271	80,787
3.500%, due 05/20/45[1]	416,099	436,562
3.500%, due 03/20/46	6,809,230	7,142,113
3.500%, due 04/20/46[1]	2,653,348	2,784,132
3.500%, due 05/20/46[1]	501,034	524,906
3.500%, due 06/20/46[1]	973,859	1,019,528
3.500%, due 07/20/46[1]	190,574	199,738
3.500%, due 09/20/46[1]	3,716,999	3,889,395
4.000%, due 04/20/39	4,307	4,582
4.000%, due 04/20/42	89,055	94,682
4.000%, due 08/20/44	727,660	774,502
4.000%, due 06/15/47	24,828	26,503
4.000%, due 06/20/47	622,951	653,384
4.000%, due 09/15/47	40,420	43,147
4.000%, due 10/15/47	168,243	177,208
4.000%, due 11/15/47	30,920	32,890
4.000%, due 11/20/47	730,855	766,673
4.000%, due 12/15/47	88,451	93,355
4.000%, due 12/20/47	366,658	384,674
4.000%, due 01/15/48	198,241	209,083
4.500%, due 07/20/40	9,025	9,759
4.500%, due 08/20/40	8,783	9,496

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Government national mortgage association certificates—(concluded)
4.500%, due 09/20/40	13,712	14,791
4.500%, due 10/20/40	15,498	16,760
4.500%, due 06/20/44[1]	442,788	475,643
4.500%, due 03/15/47[1]	32,643	35,689
4.500%, due 04/15/47[1]	83,092	90,917
4.500%, due 05/15/47[1]	27,142	29,686
4.500%, due 07/20/48	1,286,045	1,355,661
4.500%, due 09/20/48[1]	3,967,480	4,176,032
GNMA TBA
3.500%[1]	8,254,000	8,564,815
4.000%	2,796,500	2,907,085
5.000%	1,200,000	1,273,152
Total government national mortgage association certificates (cost—$43,622,998)		44,878,429

Collateralized mortgage obligations—7.3%
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AL,
1 mo. USD LIBOR + 0.900%,
2.814%, due 11/15/32[2,3]	1,150,000	1,144,265
Benchmark Mortgage Trust,
Series 2019-B13, Class A4,
2.952%, due 08/15/57	314,000	327,059
Series 2018-B7, Class A4,
4.510%, due 05/15/53[4]	103,000	119,631
BFLD DPLO,
Series 2019-DPLO, Class A,
1 mo. USD LIBOR + 1.090%,
3.004%, due 10/15/34[2,3]	350,000	349,397
BX Commercial Mortgage Trust,
Series 2019-XL, Class A,
1 mo. USD LIBOR + 0.920%,
2.920%, due 10/15/36[2,3]	423,000	423,531
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	545,000	590,642
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A11,
1 mo. USD LIBOR + 0.900%,
2.723%, due 07/25/49[2,3]	263,656	262,504
CIM Trust,
Series 2019-INV3, Class A11,
1 mo. USD LIBOR + 1.000%,
2.994%, due 08/25/49[2,3]	672,485	671,042

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Collateralized mortgage obligations—(continued)
Commercial Mortgage Pass-Through Certificates,
Series 2013-GAM, Class A2,
3.367%, due 02/10/28[2]	1,090,000	1,097,094
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	155,506
Series 2018-COR3, Class A3,
4.228%, due 05/10/51	614,000	693,074
Series 2006-GG7, Class AM,
5.637%, due 07/10/38[4]	32,556	32,737
CSMC Trust,
Series 2017-CALI, Class A,
3.431%, due 11/10/32[2]	260,000	274,982
DBGS BIOD Mortgage Trust,
Series 2018-C1, Class A4,
4.466%, due 10/15/51	480,000	554,026
DBWF GLKS Mortgage Trust,
Series 2018-GLKS, Class A,
1 mo. USD LIBOR + 1.030%,
2.876%, due 11/19/35[2,3]	497,000	497,465
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1, IO,
1.151%, due 03/25/24[4]	2,473,261	103,343
Series KC02, Class A2,
3.370%, due 07/25/25	670,000	707,165
Series K075, Class A2,
3.650%, due 02/25/28[4]	230,000	254,493
Series K076, Class A2,
3.900%, due 04/25/28	740,000	832,370
Series K083, Class A2,
4.050%, due 09/25/28[4]	340,000	388,108
FHLMC REMIC Trust,
Series 4248, Class FL,
1 mo. USD LIBOR + 0.450%,
2.371%, due 05/15/41[3]	213,395	213,441
Series 4606, Class FB,
1 mo. USD LIBOR + 0.500%,
2.421%, due 08/15/46[3]	313,864	314,773
Series 4447, Class PA,
3.000%, due 12/15/44	77,374	80,366
Series 3990, Class VA,
3.500%, due 01/15/25	192,802	195,576
Series 4213, Class VE,
3.500%, due 06/15/26	196,231	201,597
Series 4443, Class BA,
3.500%, due 04/15/41	76,576	79,043
Series 2626, Class A,
4.000%, due 06/15/33	100,719	106,389

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Collateralized mortgage obligations—(continued)
Series 4328, Class DA,
4.000%, due 01/15/36	502,384	516,562
Series 4325, Class MA,
4.000%, due 09/15/39	468,793	480,203
Series 4336, Class MA,
4.000%, due 01/15/40	410,547	419,678
Series 4323, Class CA,
4.000%, due 03/15/40	157,056	161,544
Series 4316, Class XZ,
4.500%, due 03/15/44	391,933	461,325
Flagstar Mortgage Trust,
Series 2019-1INV, Class A11,
1 mo. USD LIBOR + 0.950%,
2.750%, due 10/25/49[2,3]	525,000	524,892
FNMA Connecticut Avenue Securities,
Series 2016-C06, Class 1M1,
1 mo. USD LIBOR + 1.300%,
3.123%, due 04/25/29[3]	54,351	54,461
Series 2016-C04, Class 1M1,
1 mo. USD LIBOR + 1.450%,
3.273%, due 01/25/29[3]	34,451	34,489
FNMA REMIC Trust,
Series 2016-48, Class UF,
1 mo. USD LIBOR + 0.400%,
2.223%, due 08/25/46[3]	519,461	519,542
Series 2016-62, Class FC,
1 mo. USD LIBOR + 0.500%,
2.323%, due 09/25/46[3]	254,755	255,303
Series 2016-74, Class GF,
1 mo. USD LIBOR + 0.500%,
2.323%, due 10/25/46[3]	317,635	318,266
Series 2015-58, Class JP,
2.500%, due 03/25/37	109,551	111,098
Series 2015-20, Class EV,
3.500%, due 07/25/26	223,031	232,828
Series 2014-12, Class GV,
3.500%, due 03/25/27	123,474	128,367
Series 2015-62, Class VA,
4.000%, due 10/25/26	66,889	70,608
Series 2014-48, Class AB,
4.000%, due 10/25/40	115,975	119,155
Series 2011-8, Class ZA,
4.000%, due 02/25/41	1,900,031	2,016,803
Series 2013-112, Class HQ,
4.000%, due 11/25/43	58,449	62,638

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Collateralized mortgage obligations—(continued)
FREMF Mortgage Trust,
Series 2013-K712, Class B,
3.263%, due 05/25/45[2,4]	110,000	109,891
FRESB Mortgage Trust,
Series 2019,
1 mo. USD LIBOR + 3.500%,
3.500%, due 01/25/39[3]	253,194	269,892
GNMA Trust,
Series 2015-3, Class ZD,
4.000%, due 01/20/45	695,099	822,782
Series 2014-131, Class BW,
4.100%, due 05/20/41[4]	56,761	59,128
GS Mortgage Securities Trust,
Series 2019, Class A4,
3.048%, due 11/10/52	418,000	434,957
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A,
1 mo. USD LIBOR + 1.000%,
2.891%, due 09/15/29[2,3]	130,000	130,164
Series 2015-JP1, Class A5,
3.914%, due 01/15/49	800,000	872,818
JP Morgan Mortgage Trust,
Series 2019-7, Class A11,
1 mo. USD LIBOR + 0.900%,
2.723%, due 02/25/50[2,3]	760,855	759,731
Series 2019-LTV3, Class A11,
1 mo. USD LIBOR + 0.850%,
2.728%, due 03/25/50[2,3]	565,000	561,542
Series 2017-2, Class A6,
3.000%, due 05/25/47[2,4]	489,221	492,898
Series 2017-1, Class A4,
3.500%, due 01/25/47[2,4]	652,662	660,893
KNDL KNSQ Mortgage Trust,
Series 2019-KNSQ, Class A,
1 mo. USD LIBOR + 0.800%,
2.721%, due 05/15/36[2,3]	476,000	476,004
Morgan Stanley Capital I Trust,
Series 2019-H6, Class A4,
3.417%, due 06/15/52	142,888	153,491
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[4]	520,000	560,935
New Residential Mortgage Loan Trust,
Series 2016-4A, Class A1,
3.750%, due 11/25/56[2,4]	114,989	119,954

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Collateralized mortgage obligations—(concluded)
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B,
4.144%, due 01/05/43[2,4]	515,000	551,703
Shellpoint Co-Originator Trust,
Series 2016-1, Class 2A3,
3.000%, due 10/25/31[2,4]	244,157	246,837
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A,
1 mo. USD LIBOR + 0.750%,
2.740%, due 11/11/34[2,3]	81,008	80,955
Velocity Commercial Capital Loan Trust,
Series 2016-2, Class AFX,
2.997%, due 10/25/46[4]	35,033	35,193
Wells Fargo Commercial Mortgage Trust,
Series 2019-C53, Class A4,
3.040%, due 10/15/52[5]	314,000	323,407
Series 2018-C46, Class A4,
4.152%, due 08/15/51	170,000	191,137
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	501,503
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class A3FL,
1 mo. USD LIBOR + 0.950%,
2.828%, due 03/15/44[2,3]	99,899	100,059
Total collateralized mortgage obligations (cost—$25,354,364)		25,673,255

Asset-backed securities—4.1%
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[2]	461,430	485,612
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class A2A,
2.710%, due 07/19/21	86,692	86,735
B2R Mortgage Trust,
Series 2015-2, Class A,
3.336%, due 11/15/48[2]	157,789	158,646
Chesapeake Funding II LLC,
Series 2018-1A, Class A1,
3.040%, due 04/15/30[2]	847,065	857,790
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5,
1 mo. USD LIBOR + 0.620%,
2.470%, due 04/22/26[3]	650,000	653,381

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Asset-backed securities—(continued)
Series 2017-A6, Class A6,
1 mo. USD LIBOR + 0.770%,
2.684%, due 05/14/29[3]	540,000	537,410
Cloud Pass-Through Trust,
Series 2019-1A,
3.554%, due 12/05/22[2,4]	2,100,844	2,126,357
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B,
2.500%, due 01/25/30[2]	36,881	35,950
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD LIBOR + 0.240%,
2.063%, due 10/25/34[2,3]	62,885	62,873
DCP Rights LLC,
Series 2014-1A, Class A,
5.463%, due 10/25/44[2]	1,665,000	1,723,541
Drive Auto Receivables Trust,
Series 2018-4, Class A3,
3.040%, due 11/15/21	3,655	3,656
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A,
2.730%, due 04/25/28[2]	83,723	83,888
FCI Funding LLC,
Series 2019-1A, Class A,
3.630%, due 02/18/31[2]	260,111	261,897
First Franklin Mortgage Loan Trust,
Series 2004-FFH4, Class M5,
1 mo. USD LIBOR + 1.575%,
3.398%, due 01/25/35[3]	76,395	76,931
Ford Credit Floorplan Master Owner Trust A,
Series 2019-4, Class A,
2.440%, due 09/15/26	810,000	819,710
Series 2019-2, Class A,
3.060%, due 04/15/26	870,000	903,614
Fremont Home Loan Trust,
Series 2005-2, Class M2,
1 mo. USD LIBOR + 0.720%,
2.543%, due 06/25/35[3]	11,451	11,471
Lehman XS Trust,
Series 2005-6, Class 1A1,
1 mo. USD LIBOR + 0.520%,
2.343%, due 11/25/35[3]	135,447	112,477

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Asset-backed securities—(continued)
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD LIBOR + 1.050%,
2.964%, due 12/15/59[2,3]	420,000	422,768
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[2]	100,000	105,354
Nissan Master Owner Trust Receivables,
Series 2019-A, Class A,
1 mo. USD LIBOR + 0.560%,
2.474%, due 02/15/24[3]	680,000	682,523
Popular ABS Mortgage Pass-Through Trust,
Series 2006-B, Class A3,
1 mo. USD LIBOR + 0.280%,
2.103%, due 05/25/36[3]	36,967	36,971
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[2]	119,700	122,862
SMB Private Education Loan Trust,
Series 2016-C, Class A2A,
2.340%, due 09/15/34[2]	418,203	418,653
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
2.671%, due 10/15/35[2,3]	207,718	207,959
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
2.671%, due 11/15/35[2,3]	755,000	751,604
Series 2016-A, Class A2A,
2.700%, due 05/15/31[2]	69,553	70,187
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
2.721%, due 02/15/36[2,3]	575,000	574,511
Series 2017-B, Class A2A,
2.820%, due 10/15/35[2]	358,786	363,873
Series 2018-B, Class A2A,
3.600%, due 01/15/37[2]	690,000	719,479
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A,
2.390%, due 02/25/42[2]	213,270	213,679
Series 2015-C, Class A2,
2.510%, due 08/25/33[2]	229,438	231,051
Series 2018-A, Class A2B,
2.950%, due 02/25/42[2]	270,000	275,351
Series 2016-B, Class A1,
1 mo. USD LIBOR + 1.200%,
3.023%, due 06/25/33[2,3]	45,326	45,611

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Asset-backed securities—(concluded)
Series 2016-A, Class A1,
1 mo. USD LIBOR + 1.750%,
3.573%, due 08/25/36[2,3]	53,321	54,039
Total asset-backed securities (cost—$14,075,287)		14,298,414

Corporate bonds—39.0%
Advertising—0.0%†
Interpublic Group of Cos., Inc./The
3.500%, due 10/01/20	75,000	75,975
3.750%, due 10/01/21	30,000	30,851
		106,826
Aerospace & defense—1.8%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[2]	240,000	241,811
3.800%, due 10/07/24[2]	80,000	84,759
3.850%, due 12/15/25[2]	121,000	128,917
Boeing Co./The
3.200%, due 03/01/29	17,000	17,800
3.250%, due 02/01/35	38,000	39,631
3.375%, due 06/15/46	26,000	26,119
3.625%, due 03/01/48	8,000	8,364
3.825%, due 03/01/59	33,000	35,142
3.850%, due 11/01/48	54,000	58,481
General Dynamics Corp.
3.750%, due 05/15/28	80,000	89,212
L3Harris Technologies, Inc.
2.700%, due 04/27/20	45,000	45,075
3.832%, due 04/27/25	34,000	36,496
3.850%, due 06/15/23[2]	475,000	501,674
3.850%, due 12/15/26[2]	320,000	345,186
4.400%, due 06/15/28	387,000	434,791
4.854%, due 04/27/35	5,000	5,930
5.054%, due 04/27/45	50,000	62,557
Lockheed Martin Corp.
3.600%, due 03/01/35	181,000	196,488
4.070%, due 12/15/42	100,000	115,847
6.150%, due 09/01/36	11,000	15,266
Northrop Grumman Corp.
2.080%, due 10/15/20	130,000	130,168
2.930%, due 01/15/25	759,000	785,624
3.250%, due 01/15/28	268,000	280,641

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
Raytheon Co.
4.200%, due 12/15/44	75,000		87,267
7.000%, due 11/01/28	24,000		31,809
7.200%, due 08/15/27	54,000		71,805
Rockwell Collins, Inc.
2.800%, due 03/15/22	120,000		122,262
3.100%, due 11/15/21	80,000		81,518
3.200%, due 03/15/24	40,000		41,750
Rolls-Royce PLC
2.125%, due 06/18/21[6]	EUR	130,000	149,840
Spirit AeroSystems, Inc.
3.950%, due 06/15/23	550,000		569,205
United Technologies Corp.
1.125%, due 12/15/21	EUR	110,000	125,282
1.250%, due 05/22/23	EUR	100,000	115,866
1.950%, due 11/01/21	185,000		185,387
3.350%, due 08/16/21	663,000		680,434
4.150%, due 05/15/45	63,000		72,042
4.500%, due 06/01/42[7]	55,000		65,946
5.400%, due 05/01/35	40,000		51,404
6.125%, due 07/15/38	11,000		15,248
			6,153,044
Airlines—0.8%
Air Canada Pass-Through Trust,
Series 2017-1, Class AA,
3.300%, due 01/15/30[2]	53,133		54,764
Series 2017-1, Class B,
3.700%, due 01/15/26[2]	902		907
Series 2015-1, Class B,
3.875%, due 03/15/23[2]	532,776		540,115
American Airlines Pass-Through Trust,
Series 2016-3, Class AA,
3.000%, due 10/15/28	112,470		115,474
Series 2019-1, Class AA,
3.150%, due 02/15/32	120,000		125,493
Series 2016-2, Class AA,
3.200%, due 06/15/28	48,235		49,852
Series 2017-2, Class AA,
3.350%, due 10/15/29	44,103		45,722
Series 2015-2, Class AA,
3.600%, due 09/22/27	46,717		49,367
Series 2017-1, Class AA,
3.650%, due 02/15/29	35,926		38,102

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Airlines—(continued)
Series 2015-1, Class B,
3.700%, due 05/01/23	31,962	32,313
Series 2017-2, Class B,
3.700%, due 10/15/25	29,692	30,280
Series 2016-3, Class B,
3.750%, due 10/15/25	823	837
Series 2019-1, Class B,
3.850%, due 02/15/28	135,000	137,012
Series 2014-1, Class B,
4.375%, due 10/01/22	12,269	12,626
Series 2016-2, Class B,
4.375%, due 06/15/24[2]	100,750	103,785
Series 2015-2, Class B,
4.400%, due 09/22/23	169,542	175,270
Series 2017-1, Class B,
4.950%, due 02/15/25	36,202	38,222
Series 2016-1, Class B,
5.250%, due 01/15/24	37,502	39,769
British Airways Pass Through Trust,
Series 2019-1, Class AA,
3.300%, due 12/15/32[2]	180,000	187,241
Series 2019-1, Class A,
3.350%, due 06/15/29[2]	291,000	297,633
Continental Airlines Pass-Through Trust,
Series 2012-1, Class B,
6.250%, due 04/11/20	1,706	1,728
Delta Airlines Pass-Through Trust,
Series 2019-1, Class AA,
3.204%, due 04/25/24	120,000	125,538
Southwest Airlines Co.
2.750%, due 11/16/22	80,000	80,941
United Airlines Pass-Through Trust,
Series 2019-2, Class AA,
2.700%, due 05/01/32	50,000	50,300
Series 2016-2, Class AA,
2.875%, due 10/07/28	67,071	68,240
Series 2016-1, Class AA,
3.100%, due 07/07/28	5,367	5,505
Series 2015-1, Class AA,
3.450%, due 12/01/27	40,182	42,113
Series 2019-2, Class B,
3.500%, due 05/01/28	66,000	66,264
Series 2018-1, Class AA,
3.500%, due 03/01/30	19,156	20,001

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series 2016-2, Class B,
3.650%, due 10/07/25	9,116	9,278
Series 2016-1, Class B,
3.650%, due 01/07/26	17,431	17,798
Series 2019-1, Class AA,
4.150%, due 08/25/31	75,000	82,080
Series 2018-1, Class B,
4.600%, due 03/01/26	64,318	67,180
Series 2014-2, Class B,
4.625%, due 09/03/22	15,666	16,140
Series 2014-1, Class B,
4.750%, due 04/11/22	2,949	3,045
US Airways Pass-Through Trust,
Series 2013-1, Class B,
5.375%, due 11/15/21	12,673	13,231
Series 2012-2, Class B,
6.750%, due 06/03/21	3,492	3,679
		2,747,845
Auto & truck—0.0%†
Aptiv PLC
5.400%, due 03/15/49	15,000	16,972
Lear Corp.
5.250%, due 05/15/49	15,000	15,353
		32,325
Banking-non-US—3.7%
ABN AMRO Bank N.V.
2.650%, due 01/19/21[2]	641,000	645,359
3.400%, due 08/27/21[2]	250,000	255,892
Australia & New Zealand Banking Group Ltd. MTN
2.250%, due 11/09/20	345,000	346,591
Banco Santander SA
3.306%, due 06/27/29	400,000	414,449
Bancolombia SA
5.950%, due 06/03/21	220,000	231,619
Bank of Nova Scotia/The
2.450%, due 03/22/21	69,000	69,572
Bank of Nova Scotia/The
2.350%, due 10/21/20	10,000	10,048
2.500%, due 01/08/21	34,000	34,249
2.700%, due 03/07/22[7]	4,000	4,072
2.800%, due 07/21/21	29,000	29,449
3.125%, due 04/20/21	40,000	40,758

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banking-non-US—(continued)
Banque Federative du Credit Mutuel SA
0.125%, due 08/30/21[6]	EUR	200,000	224,144
Barclays Bank PLC
5.140%, due 10/14/20	240,000		246,134
Barclays PLC
2.750%, due 11/08/19	200,000		200,011
3.250%, due 01/12/21	405,000		409,395
(fixed, converts to FRN on 05/16/23),
4.338%, due 05/16/24	285,000		299,967
BNP Paribas SA
3.500%, due 03/01/23[2]	230,000		238,788
(fixed, converts to FRN on 01/10/24),
4.705%, due 01/10/25[2]	500,000		543,692
5.000%, due 01/15/21	20,000		20,750
BPCE SA
2.700%, due 10/01/29[2]	313,000		312,670
Commonwealth Bank of Australia
3.450%, due 03/16/23[2]	80,000		83,618
Cooperatieve Rabobank UA
3.875%, due 02/08/22	235,000		244,617
Cooperatieve Rabobank UA GMTN
2.500%, due 01/19/21	250,000		251,883
Credit Agricole SA
0.750%, due 12/01/22[6]	EUR	200,000	229,016
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25	250,000		263,848
Danske Bank A/S
5.000%, due 01/12/22[2]	250,000		263,412
5.375%, due 01/12/24[2]	360,000		396,801
Deutsche Bank AG
2.700%, due 07/13/20	177,000		177,061
4.100%, due 01/13/26	45,000		45,542
ING Bank N.V.
5.000%, due 06/09/21[2]	200,000		209,739
ING Bank N.V. GMTN
0.000%, due 04/08/22[6,8]	EUR	200,000	223,660
ING Groep N.V.
3.950%, due 03/29/27	200,000		214,935
Lloyds Banking Group PLC
(fixed, converts to FRN on 11/07/22),
2.907%, due 11/07/23	200,000		202,817
Mitsubishi UFJ Financial Group, Inc.
3.195%, due 07/18/29	600,000		622,582

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[2]	920,000		926,808
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/13/24),
2.555%, due 09/13/25	200,000		199,866
(fixed, converts to FRN on 07/16/24),
2.839%, due 07/16/25	280,000		283,635
(fixed, converts to FRN on 09/13/29),
2.869%, due 09/13/30	250,000		250,208
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24	200,000		209,700
National Australia Bank Ltd. MTN
2.125%, due 05/22/20	250,000		250,332
Royal Bank of Canada GMTN
2.500%, due 01/19/21	132,000		133,067
2.550%, due 07/16/24	10,000		10,148
3.700%, due 10/05/23	30,000		31,771
Santander UK Group Holdings PLC
2.875%, due 10/16/20	21,000		21,089
3.125%, due 01/08/21	178,000		179,681
Santander UK PLC
5.000%, due 11/07/23[2]	490,000		526,767
Standard Chartered PLC
2.250%, due 04/17/20[2]	430,000		429,934
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[2]	285,000		296,349
(fixed, converts to FRN on 01/20/22),
4.247%, due 01/20/23[2]	260,000		269,452
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21	112,000		112,046
2.442%, due 10/19/21	21,000		21,160
2.784%, due 07/12/22	105,000		106,763
2.934%, due 03/09/21	10,000		10,112
3.040%, due 07/16/29	200,000		204,965
3.446%, due 01/11/27	24,000		25,311
Toronto-Dominion Bank/The
0.375%, due 04/25/24[6]	EUR	200,000	225,305
Westpac Banking Corp.
3.650%, due 05/15/23	220,000		231,943
			12,963,552

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Banking-US—6.0%
Bank of America Corp.
(fixed, converts to FRN on 04/24/22),
2.881%, due 04/24/23	195,000	198,463
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	20,000	20,458
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26	101,000	105,703
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28	187,000	195,922
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24	262,000	273,054
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28	421,000	450,449
3.950%, due 04/21/25	4,000	4,264
4.100%, due 07/24/23	10,000	10,683
4.750%, due 04/21/45	2,000	2,444
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[7,9]	90,000	98,951
Bank of America Corp. GMTN
(fixed, converts to FRN on 07/21/20),
2.369%, due 07/21/21	1,359,000	1,361,995
(fixed, converts to FRN on 07/21/22),
2.816%, due 07/21/23	30,000	30,486
3.300%, due 01/11/23	140,000	145,109
(fixed, converts to FRN on 07/21/27),
3.593%, due 07/21/28	137,000	145,240
Bank of America Corp. MTN
(fixed, converts to FRN on 01/20/22),
3.124%, due 01/20/23	5,000	5,103
(fixed, converts to FRN on 03/15/24),
3.458%, due 03/15/25	781,000	815,690
(fixed, converts to FRN on 05/17/21),
3.499%, due 05/17/22	196,000	200,137
(fixed, converts to FRN on 04/23/26),
3.559%, due 04/23/27	176,000	186,327
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[7]	502,000	540,593
(fixed, converts to FRN on 07/23/23),
3.864%, due 07/23/24	100,000	105,665
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29	228,000	248,320
4.000%, due 04/01/24	22,000	23,648
4.125%, due 01/22/24	15,000	16,140
4.200%, due 08/26/24	140,000	150,854
4.250%, due 10/22/26	57,000	61,926

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Banking-US—(continued)
(fixed, converts to FRN on 07/23/28),
4.271%, due 07/23/29	5,000	5,556
4.450%, due 03/03/26	208,000	227,989
Bank of New York Mellon Corp./The
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[7,9]	115,000	119,141
Bank of New York Mellon Corp./The MTN
2.800%, due 05/04/26	5,000	5,159
3.300%, due 08/23/29	16,000	16,950
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28	160,000	170,477
Capital One N.A.
2.350%, due 01/31/20	335,000	335,197
Citibank N.A.
(fixed, converts to FRN on 02/19/21),
3.165%, due 02/19/22	250,000	253,709
Citigroup, Inc.
2.400%, due 02/18/20	170,000	170,190
2.650%, due 10/26/20	65,000	65,452
2.700%, due 03/30/21	46,000	46,446
2.750%, due 04/25/22	70,000	71,066
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	4,000	4,066
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23	137,000	139,710
3.200%, due 10/21/26[7]	28,000	29,090
(fixed, converts to FRN on 10/27/27),
3.520%, due 10/27/28	40,000	42,151
(fixed, converts to FRN on 07/24/27),
3.668%, due 07/24/28	172,000	182,127
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	27,000	29,060
(fixed, converts to FRN on 06/01/23),
4.044%, due 06/01/24	54,000	57,196
4.300%, due 11/20/26	13,000	14,095
4.400%, due 06/10/25	129,000	139,851
4.450%, due 09/29/27[7]	47,000	51,746
5.500%, due 09/13/25	81,000	92,723
Citizens Bank N.A./Providence RI
2.200%, due 05/26/20	250,000	250,270
Citizens Financial Group, Inc.
2.375%, due 07/28/21	15,000	15,066
Discover Bank
3.100%, due 06/04/20	250,000	251,408

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Banking-US—(continued)
Goldman Sachs Group, Inc./The
3 mo. USD LIBOR + 0.780%,
2.707%, due 10/31/22[3]	65,000	65,313
2.750%, due 09/15/20[7]	305,000	306,840
2.875%, due 02/25/21	100,000	101,049
3.000%, due 04/26/22	45,000	45,602
(fixed, converts to FRN on 09/29/24),
3.272%, due 09/29/25	10,000	10,340
3 mo. USD LIBOR + 1.170%,
3.328%, due 05/15/26[3]	155,000	156,865
3.500%, due 01/23/25	120,000	125,439
3.500%, due 11/16/26	75,000	78,204
3.625%, due 02/20/24	20,000	21,014
(fixed, converts to FRN on 06/05/27),
3.691%, due 06/05/28	264,000	278,938
3.750%, due 05/22/25	85,000	90,167
(fixed, converts to FRN on 04/23/28),
3.814%, due 04/23/29	31,000	32,931
3.850%, due 01/26/27	178,000	189,706
4.250%, due 10/21/25	10,000	10,772
5.750%, due 01/24/22	145,000	156,263
HSBC USA, Inc.
5.000%, due 09/27/20	100,000	102,519
JPMorgan Chase & Co.
2.550%, due 03/01/21	18,000	18,149
2.700%, due 05/18/23	135,000	137,660
(fixed, converts to FRN on 10/15/29),
2.739%, due 10/15/30	416,000	414,925
(fixed, converts to FRN on 04/25/22),
2.776%, due 04/25/23	90,000	91,300
2.972%, due 01/15/23[7]	143,000	145,848
3.125%, due 01/23/25[7]	27,000	28,060
3 mo. USD LIBOR + 1.230%,
3.166%, due 10/24/23[3]	135,000	137,358
3.200%, due 01/25/23	460,000	476,911
3.200%, due 06/15/26	9,000	9,416
(fixed, converts to FRN on 04/01/22),
3.207%, due 04/01/23	255,000	261,271
(fixed, converts to FRN on 03/01/24),
3.220%, due 03/01/25	200,000	207,594
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29	170,000	179,737
(fixed, converts to FRN on 06/18/21),
3.514%, due 06/18/22	50,000	51,165

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Banking-US—(continued)
(fixed, converts to FRN on 05/01/27),
3.540%, due 05/01/28[7]	184,000	195,062
(fixed, converts to FRN on 04/23/23),
3.559%, due 04/23/24	70,000	73,204
3.625%, due 05/13/24	10,000	10,636
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28	1,080,000	1,161,432
3.875%, due 02/01/24	20,000	21,382
3.900%, due 07/15/25	5,000	5,389
(fixed, converts to FRN on 12/05/23),
4.023%, due 12/05/24	325,000	347,022
(fixed, converts to FRN on 07/23/28),
4.203%, due 07/23/29[7]	150,000	166,589
4.250%, due 10/15/20	33,000	33,717
4.250%, due 10/01/27	42,000	46,256
4.625%, due 05/10/21[7]	326,000	339,290
JPMorgan Chase & Co. MTN
2.295%, due 08/15/21	97,000	97,170
KeyBank NA/Cleveland OH
3.375%, due 03/07/23	250,000	260,827
KeyCorp MTN
2.900%, due 09/15/20	100,000	100,825
4.100%, due 04/30/28	3,000	3,303
4.150%, due 10/29/25	47,000	51,663
Morgan Stanley
2.800%, due 06/16/20	1,004,000	1,008,850
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	79,000	83,503
3.625%, due 01/20/27[7]	174,000	185,599
3.875%, due 04/29/24	9,000	9,597
Morgan Stanley GMTN
3.700%, due 10/23/24	174,000	185,015
3.750%, due 02/25/23	127,000	133,488
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29	114,000	121,996
Morgan Stanley MTN
2.625%, due 11/17/21	5,000	5,056
3.125%, due 07/27/26	384,000	398,141
Northern Trust Corp.
3.150%, due 05/03/29[7]	13,000	13,750
State Street Corp.
(fixed, converts to FRN on 09/15/20),
5.250%, due 09/15/20[9]	132,000	135,239

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
(fixed, converts to FRN on 12/15/23),
5.625%, due 12/15/23[9]	165,000		174,030
SunTrust Bank/Atlanta GA
2.800%, due 05/17/22	60,000		61,145
3.200%, due 04/01/24	2,000		2,088
(fixed, converts to FRN on 10/26/20),
3.525%, due 10/26/21	192,000		194,712
Synovus Financial Corp.
3.125%, due 11/01/22	78,000		79,201
US Bancorp
2.400%, due 07/30/24	199,000		202,518
3.150%, due 04/27/27	1,000		1,059
US Bancorp MTN
3.100%, due 04/27/26	40,000		41,893
Wells Fargo & Co.
1.125%, due 10/29/21[6]	EUR	155,000	177,166
3.000%, due 04/22/26	674,000		691,711
3.000%, due 10/23/26	88,000		90,543
3.069%, due 01/24/23	64,000		65,229
5.375%, due 11/02/43	5,000		6,318
Wells Fargo & Co. MTN
(fixed, converts to FRN on 10/30/24),
2.406%, due 10/30/25	3,000		3,006
2.625%, due 07/22/22	98,000		99,285
(fixed, converts to FRN on 10/30/29),
2.879%, due 10/30/30	15,000		15,063
3.000%, due 02/19/25	115,000		118,272
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	33,000		34,117
3.550%, due 09/29/25	53,000		56,152
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28	204,000		216,028
3.750%, due 01/24/24	434,000		459,528
4.150%, due 01/24/29	41,000		45,542
Wells Fargo Bank N.A.
2.600%, due 01/15/21	845,000		852,314
			20,995,792
Beverages—0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36[7]	685,000		789,162
4.900%, due 02/01/46	80,000		95,510
Anheuser-Busch InBev Finance, Inc.
3.650%, due 02/01/26	57,000		60,974

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Beverages—(concluded)
4.700%, due 02/01/36[7]	10,000		11,521
4.900%, due 02/01/46[7]	2,000		2,375
Anheuser-Busch InBev Worldwide, Inc.
3.750%, due 07/15/42[7]	95,000		97,056
4.750%, due 01/23/29	14,000		16,267
Coca-Cola Co./The
0.750%, due 03/09/23	EUR	105,000	120,376
1.125%, due 09/22/22	EUR	280,000	324,424
2.200%, due 05/25/22[7]	4,000		4,048
2.250%, due 09/01/26[7]	30,000		30,329
2.875%, due 10/27/25[7]	25,000		26,305
Keurig Dr Pepper, Inc.
3.551%, due 05/25/21	5,000		5,115
Molson Coors Brewing Co.
2.100%, due 07/15/21	120,000		120,091
2.250%, due 03/15/20	100,000		100,033
PepsiCo, Inc.
2.375%, due 10/06/26[7]	245,000		249,565
2.850%, due 02/24/26	75,000		78,431
3.000%, due 10/15/27	18,000		19,158
3.375%, due 07/29/49	2,000		2,133
3.500%, due 07/17/25	37,000		39,932
4.000%, due 05/02/47[7]	10,000		11,844
4.450%, due 04/14/46	33,000		41,366
Pernod Ricard SA
0.000%, due 10/24/23[6,8]	EUR	100,000	111,701
Suntory Holdings Ltd.
2.250%, due 10/16/24[2]	380,000		378,388
			2,736,104
Biotechnology—0.3%
Amgen, Inc.
2.200%, due 05/11/20	100,000		100,186
4.400%, due 05/01/45	99,000		111,037
4.663%, due 06/15/51	17,000		19,679
4.950%, due 10/01/41	70,000		83,036
5.150%, due 11/15/41	14,000		17,000
Celgene Corp.
3.250%, due 08/15/22	70,000		72,213
3.550%, due 08/15/22	30,000		31,267
3.875%, due 08/15/25	101,000		109,310
3.900%, due 02/20/28	45,000		49,440
3.950%, due 10/15/20	11,000		11,196

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Biotechnology—(concluded)
Gilead Sciences, Inc.
2.950%, due 03/01/27	3,000		3,127
3.250%, due 09/01/22	6,000		6,224
3.650%, due 03/01/26	55,000		59,090
4.500%, due 02/01/45[7]	35,000		40,154
4.750%, due 03/01/46[7]	15,000		17,928
4.800%, due 04/01/44	124,000		147,498
			878,385
Chemicals—0.5%
Air Liquide Finance SA
0.375%, due 04/18/22[6]	EUR	100,000	112,966
Dow Chemical Co./The
3.000%, due 11/15/22	15,000		15,358
3.625%, due 05/15/26[2]	225,000		236,024
4.375%, due 11/15/42	130,000		135,776
4.550%, due 11/30/25[2]	88,000		97,054
DuPont de Nemours, Inc.
4.493%, due 11/15/25[7]	295,000		326,511
5.319%, due 11/15/38	3,000		3,595
5.419%, due 11/15/48	173,000		214,802
Eastman Chemical Co.
3.500%, due 12/01/21[7]	33,000		33,837
3.800%, due 03/15/25	82,000		85,850
Ecolab, Inc.
2.375%, due 08/10/22	90,000		91,094
3.250%, due 01/14/23	20,000		20,772
4.350%, due 12/08/21	50,000		52,549
International Flavors & Fragrances, Inc.
0.500%, due 09/25/21	EUR	235,000	264,218
RPM International, Inc.
3.750%, due 03/15/27	25,000		26,066
Sherwin-Williams Co./The
3.800%, due 08/15/49	20,000		20,351
4.000%, due 12/15/42	45,000		46,502
			1,783,325
Commercial services—0.7%
Duke University
4.077%, due 10/01/48	91,000		107,971
Equifax, Inc.
2.300%, due 06/01/21	20,000		20,017

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Global Payments, Inc.
2.650%, due 02/15/25	50,000		50,676
3.200%, due 08/15/29	190,000		194,139
3.750%, due 06/01/23	50,000		52,256
3.800%, due 04/01/21	25,000		25,529
Huntington Ingalls Industries, Inc.
3.483%, due 12/01/27	225,000		235,148
5.000%, due 11/15/25[2]	202,000		211,595
IHS Markit Ltd.
4.000%, due 03/01/26[2,7]	20,000		21,084
Moody’s Corp.
4.250%, due 02/01/29[7]	55,000		62,719
PayPal Holdings, Inc.
2.400%, due 10/01/24	75,000		75,636
2.650%, due 10/01/26	90,000		91,095
2.850%, due 10/01/29	10,000		10,031
RELX Capital, Inc.
3.125%, due 10/15/22	15,000		15,344
3.500%, due 03/16/23	505,000		523,973
4.000%, due 03/18/29[7]	20,000		21,989
Republic Services, Inc.
2.500%, due 08/15/24	5,000		5,084
2.900%, due 07/01/26	35,000		35,942
3.375%, due 11/15/27	106,000		113,112
3.550%, due 06/01/22	14,000		14,550
3.950%, due 05/15/28	152,000		169,004
Waste Management, Inc.
3.125%, due 03/01/25	60,000		62,861
3.450%, due 06/15/29	33,000		35,672
4.000%, due 07/15/39	90,000		102,396
4.150%, due 07/15/49	135,000		155,720
			2,413,543
Communications equipment—0.2%
Apple, Inc.
1.000%, due 11/10/22	EUR	165,000	190,756
3.850%, due 05/04/43	435,000		486,056
4.650%, due 02/23/46	20,000		25,044
QUALCOMM, Inc.
4.300%, due 05/20/47[7]	39,000		43,820
4.800%, due 05/20/45	51,000		60,626
			806,302

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Computers—0.4%
International Business Machines Corp.
0.500%, due 09/07/21	EUR	300,000	338,638
2.500%, due 01/27/22[7]	160,000		162,147
2.850%, due 05/13/22	110,000		112,465
2.900%, due 11/01/21	130,000		132,654
3.300%, due 05/15/26	547,000		578,423
Seagate HDD Cayman
4.750%, due 01/01/25[7]	30,000		31,749
			1,356,076
Diversified financial services—1.5%
Air Lease Corp.
3.875%, due 07/03/23	15,000		15,746
American Express Co.
2.200%, due 10/30/20	20,000		20,056
2.500%, due 08/01/22	95,000		96,322
2.500%, due 07/30/24	345,000		349,151
2.750%, due 05/20/22	105,000		107,037
3.000%, due 02/22/21	11,000		11,157
3.000%, due 10/30/24	10,000		10,378
3.375%, due 05/17/21	11,000		11,234
3.400%, due 02/27/23[7]	70,000		73,002
3.400%, due 02/22/24	90,000		94,473
3.700%, due 11/05/21	5,000		5,172
3.700%, due 08/03/23	205,000		216,897
American Express Credit Corp.
2.600%, due 09/14/20	75,000		75,419
American Express Credit Corp. MTN
2.250%, due 05/05/21	74,000		74,395
2.375%, due 05/26/20	95,000		95,229
Capital One Financial Corp.
2.500%, due 05/12/20	270,000		270,571
Charles Schwab Corp./The
3.200%, due 01/25/28	25,000		26,295
3.250%, due 05/22/29[7]	33,000		34,954
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[7,9]	190,000		193,800
CME Group, Inc.
3.750%, due 06/15/28	20,000		22,441

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Discover Financial Services
3.950%, due 11/06/24	50,000		53,255
E*TRADE Financial Corp.
3.800%, due 08/24/27	10,000		10,431
Fidelity National Information Services, Inc.
0.750%, due 05/21/23	EUR	200,000	227,640
3.000%, due 08/15/26	135,000		139,629
3.750%, due 05/21/29[7]	109,000		118,685
Fiserv, Inc.
2.750%, due 07/01/24	238,000		243,282
3.200%, due 07/01/26	150,000		156,730
3.500%, due 07/01/29[7]	140,000		147,581
3.850%, due 06/01/25	51,000		54,926
4.200%, due 10/01/28	195,000		217,013
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	328,000		345,554
Intercontinental Exchange, Inc.
3.750%, due 09/21/28	15,000		16,461
4.250%, due 09/21/48	120,000		143,732
Mastercard, Inc.
2.950%, due 11/21/26	25,000		26,406
2.950%, due 06/01/29	200,000		210,857
3.650%, due 06/01/49	45,000		50,932
Nuveen LLC
4.000%, due 11/01/28[2]	10,000		11,224
ORIX Corp.
2.900%, due 07/18/22[7]	482,000		492,392
Synchrony Financial
2.700%, due 02/03/20	405,000		405,345
4.375%, due 03/19/24	60,000		63,817
Visa, Inc.
3.150%, due 12/14/25	90,000		96,229
4.150%, due 12/14/35	114,000		137,451
4.300%, due 12/14/45	7,000		8,641
			5,181,942
Electric utilities—1.3%
AEP Texas, Inc.
2.400%, due 10/01/22	90,000		90,884
4.150%, due 05/01/49	100,000		116,430
AEP Transmission Co. LLC
3.150%, due 09/15/49	75,000		75,350
3.750%, due 12/01/47	97,000		106,649

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Corporate bonds—(continued)
Electric utilities—(continued)
4.250%, due 09/15/48	62,000	73,319
Alabama Power Co.
3.450%, due 10/01/49	55,000	56,947
3.850%, due 12/01/42	60,000	64,860
4.150%, due 08/15/44	124,000	141,677
4.300%, due 07/15/48	31,000	36,918
5.200%, due 06/01/41	35,000	42,608
Alliant Energy Finance LLC
3.750%, due 06/15/23[2]	40,000	41,841
Ameren Illinois Co.
3.800%, due 05/15/28	50,000	55,382
Baltimore Gas & Electric Co.
3.200%, due 09/15/49	10,000	9,944
3.500%, due 08/15/46	10,000	10,422
3.750%, due 08/15/47	236,000	254,895
Black Hills Corp.
3.150%, due 01/15/27	27,000	27,388
4.350%, due 05/01/33	83,000	93,251
CenterPoint Energy Houston Electric LLC
3.550%, due 08/01/42	60,000	64,127
Consumers Energy Co.
3.100%, due 08/15/50	40,000	40,360
3.750%, due 02/15/50	98,000	109,944
3.800%, due 11/15/28	47,000	52,413
Dayton Power & Light Co./The
3.950%, due 06/15/49[2]	112,000	122,547
Dominion Energy, Inc.
2.579%, due 07/01/20[10]	60,000	60,178
DPL, Inc.
4.350%, due 04/15/29[2]	263,000	262,632
DTE Electric Co.
3.375%, due 03/01/25	40,000	42,504
3.700%, due 03/15/45	5,000	5,546
3.750%, due 08/15/47	120,000	133,996
3.950%, due 03/01/49	15,000	17,327
4.300%, due 07/01/44	20,000	23,879
DTE Energy Co.
3.300%, due 06/15/22	150,000	154,155
Duke Energy Carolinas LLC
2.950%, due 12/01/26	5,000	5,237
3.200%, due 08/15/49	35,000	35,205
3.700%, due 12/01/47	105,000	114,794
3.875%, due 03/15/46	40,000	44,968

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Electric utilities—(concluded)
3.950%, due 03/15/48	33,000		37,454
Duke Energy Florida LLC
2.100%, due 12/15/19	5,625		5,625
3.400%, due 10/01/46	162,000		166,621
3.800%, due 07/15/28	200,000		221,233
4.200%, due 07/15/48	5,000		5,777
Duke Energy Ohio, Inc.
3.650%, due 02/01/29	110,000		120,852
3.700%, due 06/15/46	75,000		81,011
Duke Energy Progress LLC
3.000%, due 09/15/21	50,000		50,972
3.700%, due 09/01/28	15,000		16,526
4.100%, due 05/15/42	166,000		188,985
4.100%, due 03/15/43	50,000		56,570
4.200%, due 08/15/45	75,000		86,800
E.ON SE
0.000%, due 10/24/22[6,8]	EUR	220,000	245,597
Enel Finance International N.V.
0.000%, due 06/17/24[6,8]	EUR	100,000	110,563
Engie SA
0.375%, due 02/28/23[6]	EUR	200,000	226,201
Indiana Michigan Power Co.
4.550%, due 03/15/46	5,000		6,101
PECO Energy Co.
3.900%, due 03/01/48	30,000		33,933
Public Service Electric & Gas Co. MTN
3.200%, due 05/15/29	2,000		2,124
3.650%, due 09/01/28	100,000		110,089
3.850%, due 05/01/49	30,000		34,103
Southwestern Electric Power Co.
4.100%, due 09/15/28	90,000		100,092
Southwestern Public Service Co.
4.400%, due 11/15/48	3,000		3,614
			4,499,420
Electric-integrated—2.2%
3M Co.
2.375%, due 08/26/29	120,000		119,806
3M Co. MTN
3.375%, due 03/01/29	70,000		75,541
Agilent Technologies, Inc.
3.050%, due 09/22/26	2,000		2,041
3.200%, due 10/01/22	150,000		153,404

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Electric-integrated—(continued)
CMS Energy Corp.
3.000%, due 05/15/26	22,000		22,636
Commonwealth Edison Co.
4.600%, due 08/15/43	15,000		18,066
Eaton Capital Unlimited Co.
0.021%, due 05/14/21[6]	EUR	255,000	284,631
Eaton Corp.
2.750%, due 11/02/22[7]	16,000		16,351
Entergy Corp.
4.000%, due 07/15/22	30,000		31,385
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	9,000		10,401
Entergy Texas, Inc.
2.550%, due 06/01/21	45,000		45,217
4.000%, due 03/30/29	20,000		22,191
ESB Finance DAC
3.494%, due 01/12/24[6]	EUR	100,000	127,702
Eversource Energy
2.900%, due 10/01/24	93,000		95,584
Exelon Corp.
2.450%, due 04/15/21	5,000		5,033
2.850%, due 06/15/20	70,000		70,315
5.625%, due 06/15/35	60,000		74,903
FirstEnergy Transmission LLC
4.350%, due 01/15/25[2]	59,000		63,949
4.550%, due 04/01/49[2]	125,000		146,737
5.450%, due 07/15/44[2]	60,000		76,216
Florida Power & Light Co.
3 mo. USD LIBOR + 0.400%,
2.639%, due 05/06/22[3]	790,000		790,039
3.125%, due 12/01/25	85,000		90,190
3.250%, due 06/01/24	6,000		6,299
3.700%, due 12/01/47	38,000		42,267
3.800%, due 12/15/42	30,000		33,582
3.950%, due 03/01/48	108,000		125,478
4.050%, due 06/01/42	81,000		93,576
5.690%, due 03/01/40	20,000		27,383
General Electric Co. MTN
5.875%, due 01/14/38	30,000		35,884
Honeywell International, Inc.
1.300%, due 02/22/23	EUR	265,000	308,079

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Electric-integrated—(continued)
Iberdrola International BV
3.500%, due 02/01/21[6]	EUR	100,000	116,582
innogy Finance BV
0.750%, due 11/30/22[6]	EUR	45,000	51,242
Interstate Power & Light Co.
3.500%, due 09/30/49	10,000		10,100
ITC Holdings Corp.
2.700%, due 11/15/22	80,000		81,180
MidAmerican Energy Co.
3.100%, due 05/01/27	95,000		100,656
3.650%, due 04/15/29	109,000		120,713
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]	575,000		573,562
Northern States Power Co.
2.900%, due 03/01/50	30,000		29,114
3.400%, due 08/15/42	155,000		162,938
3.600%, due 09/15/47	10,000		10,872
NRG Energy, Inc.
3.750%, due 06/15/24[2]	15,000		15,562
4.450%, due 06/15/29[2]	45,000		47,727
NSTAR Electric Co.
3.200%, due 05/15/27	55,000		57,983
Ohio Power Co.
4.000%, due 06/01/49	35,000		40,144
4.150%, due 04/01/48	40,000		46,823
6.600%, due 02/15/33	60,000		83,583
Oncor Electric Delivery Co. LLC
3.100%, due 09/15/49[2]	45,000		45,326
3.700%, due 11/15/28[2]	175,000		193,299
3.700%, due 11/15/28	90,000		99,411
3.800%, due 09/30/47	28,000		31,571
5.750%, due 03/15/29	40,000		50,788
PacifiCorp
4.125%, due 01/15/49	68,000		79,671
4.150%, due 02/15/50	25,000		29,596
5.750%, due 04/01/37	59,000		79,088
6.000%, due 01/15/39[7]	26,000		36,102
6.350%, due 07/15/38	30,000		42,261
Parker-Hannifin Corp.
2.700%, due 06/14/24	20,000		20,388
Schneider Electric SE
0.250%, due 09/09/24[6]	EUR	100,000	112,823

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
Siemens Financieringsmaatschappij N.V.
0.000%, due 09/05/21[6,8]	EUR	460,000	515,434
Southern Power Co.
2.375%, due 06/01/20	190,000		190,369
Tampa Electric Co.
2.600%, due 09/15/22	40,000		40,520
4.300%, due 06/15/48	75,000		88,226
4.450%, due 06/15/49	48,000		57,592
Trimble, Inc.
4.150%, due 06/15/23[7]	36,000		37,652
Tyco Electronics Group SA
3.450%, due 08/01/24	30,000		31,322
Union Electric Co.
3.500%, due 03/15/29	90,000		98,497
Virginia Electric & Power Co.
2.750%, due 03/15/23	230,000		235,317
2.875%, due 07/15/29	40,000		41,200
3.100%, due 05/15/25	155,000		161,517
3.150%, due 01/15/26[7]	28,000		29,365
3.800%, due 09/15/47[7]	214,000		235,104
4.000%, due 01/15/43	20,000		22,279
Vistra Operations Co. LLC
4.300%, due 07/15/29[2]	252,000		261,855
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000		170,393
Wisconsin Power & Light Co.
3.050%, due 10/15/27	26,000		27,167
			7,627,800
Electronic equipment & instruments—0.0%†
Corning, Inc.
3.700%, due 11/15/23	20,000		20,948
4.375%, due 11/15/57	51,000		53,930
			74,878
Energy-integrated—0.0%†
Florida Power & Light Co.
5.250%, due 02/01/41	5,000		6,563

Finance-captive automotive—1.7%
American Honda Finance Corp.
1.375%, due 11/10/22	EUR	120,000	139,269

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(continued)
American Honda Finance Corp. GMTN
2.300%, due 09/09/26	3,000		3,011
American Honda Finance Corp. MTN
2.400%, due 06/27/24	35,000		35,527
2.900%, due 02/16/24	75,000		77,418
American Tower Corp.
3.800%, due 08/15/29	12,000		12,780
Ares Capital Corp.
4.250%, due 03/01/25[7]	330,000		341,732
Daimler International Finance BV
0.250%, due 08/09/21[6]	EUR	165,000	184,888
0.250%, due 11/06/23	EUR	60,000	66,971
Ford Motor Credit Co. LLC
3.336%, due 03/18/21	200,000		201,153
4.063%, due 11/01/24[5]	200,000		201,044
5.085%, due 01/07/21	660,000		677,723
Ford Motor Credit Co. LLC GMTN
4.389%, due 01/08/26[7]	215,000		214,575
General Motors Financial Co., Inc.
3.150%, due 06/30/22	120,000		121,879
3.200%, due 07/13/20	569,000		572,558
3.500%, due 11/07/24[7]	5,000		5,096
3.550%, due 04/09/21	40,000		40,615
4.000%, due 01/15/25	68,000		70,259
4.200%, due 03/01/21	18,000		18,412
4.350%, due 01/17/27	242,000		249,581
4.375%, due 09/25/21	145,000		150,098
5.250%, due 03/01/26	8,000		8,679
Hyundai Capital America
3.000%, due 10/30/20[2]	285,000		286,389
3.950%, due 02/01/22[2]	290,000		298,702
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[2]	200,000		202,438
3.750%, due 03/05/23[2,7]	350,000		361,150
Toyota Motor Corp.
2.157%, due 07/02/22	20,000		20,168
Toyota Motor Credit Corp.
0.000%, due 07/21/21[6,8]	EUR	155,000	173,185
Toyota Motor Credit Corp. GMTN
3.450%, due 09/20/23	40,000		42,396
Toyota Motor Credit Corp. MTN
3.200%, due 01/11/27	112,000		120,038

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
Toyota Motor Finance Netherlands BV
0.250%, due 01/10/22[6]	EUR	105,000	117,997
Volkswagen Financial Services AG
0.750%, due 10/14/21[6]	EUR	120,000	135,657
Volkswagen Group of America Finance LLC
2.400%, due 05/22/20[2]	270,000		270,437
2.700%, due 09/26/22[2]	200,000		201,923
Volkswagen International Finance N.V.
4.000%, due 08/12/20[2]	235,000		238,536
Volvo Treasury AB
3 mo. Euribor + 0.650%,
0.220%, due 09/13/21[3,6]	EUR	200,000	224,532
			6,086,816
Food products—0.2%
Conagra Brands, Inc.
3.800%, due 10/22/21	14,000		14,453
Seven & I Holdings Co. Ltd.
3.350%, due 09/17/21[2]	230,000		235,282
Sysco Corp.
2.600%, due 10/01/20	78,000		78,465
3.550%, due 03/15/25	95,000		101,468
Tyson Foods, Inc.
3.900%, due 09/28/23	25,000		26,597
4.000%, due 03/01/26	5,000		5,461
4.550%, due 06/02/47	54,000		61,866
5.100%, due 09/28/48[7]	17,000		20,950
			544,542
Health care equipment & supplies—0.7%
Abbott Ireland Financing DAC
0.875%, due 09/27/23[6]	EUR	100,000	114,942
Abbott Laboratories
2.950%, due 03/15/25	427,000		445,438
3.750%, due 11/30/26	55,000		60,260
Baxter International, Inc.
1.700%, due 08/15/21	180,000		178,859
Becton Dickinson and Co.
2.675%, due 12/15/19	13,000		13,004
DH Europe Finance II SARL
0.200%, due 03/18/26	EUR	130,000	143,567
Medtronic Global Holdings SCA
0.000%, due 12/02/22[8]	EUR	325,000	363,094

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Corporate bonds—(continued)
Health care equipment & supplies—(concluded)
3.350%, due 04/01/27	5,000	5,369
Medtronic, Inc.
4.375%, due 03/15/35	104,000	124,076
Thermo Fisher Scientific, Inc.
2.600%, due 10/01/29	160,000	159,137
2.950%, due 09/19/26[7]	80,000	83,156
3.000%, due 04/15/23	475,000	490,339
3.200%, due 08/15/27	65,000	68,294
4.150%, due 02/01/24[7]	60,000	64,680
		2,314,215
Healthcare-services—0.6%
Aetna, Inc.
3.500%, due 11/15/24[7]	16,000	16,777
4.125%, due 11/15/42	15,000	15,123
4.500%, due 05/15/42	45,000	47,939
Anthem, Inc.
2.375%, due 01/15/25	6,000	6,008
3.125%, due 05/15/22	400,000	410,638
3.350%, due 12/01/24	1,000	1,049
3.500%, due 08/15/24	11,000	11,572
3.650%, due 12/01/27[7]	7,000	7,405
HCA, Inc.
4.125%, due 06/15/29	155,000	164,291
4.500%, due 02/15/27[7]	104,000	112,302
4.750%, due 05/01/23	162,000	173,421
5.000%, due 03/15/24	104,000	113,447
5.250%, due 04/15/25	51,000	56,887
5.250%, due 06/15/26	172,000	192,473
5.875%, due 02/01/29[7]	25,000	28,344
New York and Presbyterian Hospital/The
3.954%, due 08/01/2119	161,000	164,362
UnitedHealth Group, Inc.
3.100%, due 03/15/26	112,000	116,823
3.500%, due 02/15/24	8,000	8,458
3.500%, due 08/15/39	95,000	98,879
3.700%, due 12/15/25	55,000	59,666
3.750%, due 10/15/47	10,000	10,629
3.850%, due 06/15/28	10,000	11,018
3.875%, due 08/15/59	5,000	5,303
4.250%, due 06/15/48	35,000	40,244
4.450%, due 12/15/48	90,000	106,121
4.750%, due 07/15/45[7]	166,000	202,620
5.950%, due 02/15/41	3,000	4,049
		2,185,848

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—0.3%
Carnival Corp.
1.875%, due 11/07/22	EUR	190,000	223,117
McDonald’s Corp. MTN
2.750%, due 12/09/20	25,000		25,230
3.625%, due 05/01/43	5,000		5,128
3.625%, due 09/01/49[7]	348,000		353,548
3.700%, due 01/30/26	149,000		160,962
4.450%, due 09/01/48	20,000		23,234
4.700%, due 12/09/35	15,000		17,854
4.875%, due 12/09/45	12,000		14,560
6.300%, due 03/01/38	15,000		20,442
Starbucks Corp.
3.550%, due 08/15/29	15,000		16,223
3.750%, due 12/01/47	23,000		23,594
3.800%, due 08/15/25	20,000		21,705
4.450%, due 08/15/49	31,000		35,768
			941,365
Industrial conglomerates—0.1%
Ingersoll-Rand Luxembourg Finance SA
3.500%, due 03/21/26	95,000		99,669
Owens Corning
4.300%, due 07/15/47	6,000		5,533
Vinci SA
3.750%, due 04/10/29[2,7]	200,000		220,588
			325,790
Insurance—0.6%
Aon Corp.
3.750%, due 05/02/29	69,000		74,346
Aon PLC
4.000%, due 11/27/23	3,000		3,202
4.450%, due 05/24/43	64,000		70,391
4.600%, due 06/14/44	56,000		64,963
4.750%, due 05/15/45	85,000		100,992
AXA Equitable Holdings, Inc.
3.900%, due 04/20/23	188,000		197,076
Berkshire Hathaway, Inc.
3.125%, due 03/15/26	143,000		152,074

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Hartford Financial Services Group, Inc./The
3.600%, due 08/19/49	10,000		10,206
4.300%, due 04/15/43	30,000		33,926
Loews Corp.
3.750%, due 04/01/26	38,000		40,999
Marsh & McLennan Cos., Inc.
3.500%, due 12/29/20	75,000		76,322
3.500%, due 06/03/24	260,000		273,573
3.875%, due 03/15/24	60,000		64,070
4.200%, due 03/01/48	97,000		110,114
4.350%, due 01/30/47	61,000		70,845
4.375%, due 03/15/29	30,000		34,201
4.900%, due 03/15/49	12,000		15,148
MetLife, Inc.
3.600%, due 04/10/24	30,000		31,891
Metropolitan Life Global Funding I
0.000%, due 09/23/22[6,8]	EUR	100,000	111,623
Metropolitan Life Global Funding I GMTN
1.250%, due 09/17/21[6]	EUR	115,000	131,563
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	27,000		31,100
4.900%, due 09/15/44[2]	23,000		28,886
Travelers Cos., Inc./The
3.750%, due 05/15/46	45,000		50,271
4.100%, due 03/04/49	35,000		41,246
Trinity Acquisition PLC
4.400%, due 03/15/26	55,000		59,586
4.625%, due 08/15/23	30,000		32,015
Willis North America, Inc.
3.875%, due 09/15/49	10,000		9,900
4.500%, due 09/15/28	189,000		210,344
			2,130,873
Machinery—0.1%
Kennametal, Inc.
4.625%, due 06/15/28	3,000		3,194
Nvent Finance SARL
3.950%, due 04/15/23	465,000		473,142
			476,336
Media—1.4%
CBS Corp.
3.375%, due 03/01/22	34,000		34,842

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Corporate bonds—(continued)
Media—(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	3,000	3,185
4.500%, due 02/01/24	89,000	95,729
5.050%, due 03/30/29	105,000	118,433
6.384%, due 10/23/35	280,000	344,066
6.484%, due 10/23/45	171,000	210,132
Comcast Corp.
2.350%, due 01/15/27[7]	25,000	25,171
3.150%, due 03/01/26	28,000	29,558
3.150%, due 02/15/28[7]	4,000	4,203
3.200%, due 07/15/36	145,000	147,577
3.300%, due 10/01/20	363,000	367,869
3.400%, due 07/15/46[7]	302,000	306,876
3.450%, due 02/01/50[5]	25,000	25,569
3.969%, due 11/01/47	22,000	24,175
3.999%, due 11/01/49	3,000	3,334
4.000%, due 03/01/48	5,000	5,511
4.049%, due 11/01/52	13,000	14,426
4.150%, due 10/15/28	125,000	141,250
4.200%, due 08/15/34	8,000	9,260
4.250%, due 01/15/33	40,000	46,233
4.600%, due 10/15/38[7]	52,000	61,938
4.650%, due 07/15/42	15,000	17,925
4.700%, due 10/15/48	22,000	27,047
6.500%, due 11/15/35	7,000	9,881
Cox Communications, Inc.
3.150%, due 08/15/24[2]	215,000	222,376
3.250%, due 12/15/22[2]	60,000	61,931
3.350%, due 09/15/26[2]	9,000	9,409
4.700%, due 12/15/42[2]	3,000	3,225
4.800%, due 02/01/35[2]	4,000	4,363
Discovery Communications LLC
5.000%, due 09/20/37	150,000	162,791
Fox Corp.
4.030%, due 01/25/24[2]	65,000	69,467
5.476%, due 01/25/39[2]	55,000	67,386
Historic TW, Inc.
6.625%, due 05/15/29	40,000	49,376
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[2,9]	1,140,000	1,171,350
NBCUniversal Media LLC
5.950%, due 04/01/41	225,000	310,030

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Sky Ltd.
1.500%, due 09/15/21[6]	EUR	100,000	114,863
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	55,000		65,505
TWDC Enterprises 18 Corp. MTN
3.700%, due 12/01/42	38,000		42,387
Viacom, Inc.
4.375%, due 03/15/43	35,000		36,067
6.875%, due 04/30/36	37,000		48,819
Walt Disney Co./The
4.750%, due 09/15/44[2]	30,000		38,326
6.200%, due 12/15/34[2]	47,000		66,503
6.400%, due 12/15/35[2,7]	33,000		47,464
6.650%, due 11/15/37[2]	40,000		59,824
Warner Media LLC
7.625%, due 04/15/31	55,000		73,730
			4,799,382
Metals & mining—0.1%
Anglo American Capital PLC
3.625%, due 09/11/24[2]	210,000		216,734
ArcelorMittal
3.600%, due 07/16/24	15,000		15,370
4.550%, due 03/11/26	49,000		51,759
6.125%, due 06/01/25	5,000		5,690
Newmont Goldcorp Corp.
2.800%, due 10/01/29	10,000		9,879
4.875%, due 03/15/42	50,000		59,140
Nucor Corp.
3.950%, due 05/01/28	70,000		76,577
Teck Resources Ltd.
6.000%, due 08/15/40	3,000		3,210
6.125%, due 10/01/35	20,000		22,485
6.250%, due 07/15/41	19,000		21,160
			482,004
Oil & gas—1.5%
Antero Resources Corp.
5.125%, due 12/01/22	85,000		63,644
BP Capital Markets America, Inc.
3.119%, due 05/04/26	67,000		70,225
3.410%, due 02/11/26	115,000		122,107
3.796%, due 09/21/25[7]	10,000		10,814

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
3.937%, due 09/21/28	2,000		2,221
4.234%, due 11/06/28[7]	8,000		9,059
BP Capital Markets PLC
1.109%, due 02/16/23[6]	EUR	115,000	132,888
1.373%, due 03/03/22[6]	EUR	165,000	190,251
3.279%, due 09/19/27	94,000		99,197
3.814%, due 02/10/24	6,000		6,413
Chevron Corp.
2.100%, due 05/16/21	40,000		40,200
Cimarex Energy Co.
4.375%, due 06/01/24	124,000		129,960
4.375%, due 03/15/29[7]	5,000		5,187
Concho Resources, Inc.
3.750%, due 10/01/27	90,000		93,561
Continental Resources, Inc.
4.500%, due 04/15/23	16,000		16,660
Devon Energy Corp.
5.850%, due 12/15/25[7]	160,000		190,230
Diamondback Energy, Inc.
4.750%, due 11/01/24	380,000		392,825
5.375%, due 05/31/25	237,000		247,665
Ecopetrol SA
4.125%, due 01/16/25[7]	195,000		204,622
EOG Resources, Inc.
3.900%, due 04/01/35	65,000		71,750
4.150%, due 01/15/26[7]	70,000		77,468
Exxon Mobil Corp.
2.275%, due 08/16/26	105,000		106,110
2.995%, due 08/16/39	10,000		10,151
3.043%, due 03/01/26	56,000		59,156
3.095%, due 08/16/49	155,000		156,441
3.567%, due 03/06/45[7]	10,000		10,791
Marathon Petroleum Corp.
4.750%, due 12/15/23	20,000		21,864
6.500%, due 03/01/41	60,000		77,477
Occidental Petroleum Corp.
0.000%, due 10/10/36[8]	95,000		47,725
2.600%, due 08/13/21	10,000		10,067
2.700%, due 08/15/22	259,000		261,746
4.200%, due 03/15/48	112,000		108,935
4.300%, due 08/15/39	136,000		138,378
Petroleos Mexicanos
5.625%, due 01/23/46	275,000		246,496

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
6.500%, due 03/13/27	595,000		630,979
Schlumberger Finance BV
0.000%, due 10/15/24[6,8]	EUR	100,000	111,255
Shell International Finance BV
1.250%, due 03/15/22[6]	EUR	120,000	138,513
2.500%, due 09/12/26	49,000		50,171
3.250%, due 05/11/25	364,000		386,390
3.625%, due 08/21/42	4,000		4,262
4.125%, due 05/11/35	101,000		116,067
4.375%, due 05/11/45[7]	1,000		1,212
4.550%, due 08/12/43	3,000		3,676
5.500%, due 03/25/40[7]	10,000		13,466
6.375%, due 12/15/38	37,000		53,843
Suncor Energy, Inc.
6.500%, due 06/15/38	65,000		89,245
6.800%, due 05/15/38	10,000		14,062
9.250%, due 10/15/21[7]	30,000		33,909
Total Capital International SA
2.125%, due 11/19/21[6]	EUR	100,000	116,877
2.125%, due 03/15/23[6]	EUR	100,000	120,074
2.434%, due 01/10/25	10,000		10,149
2.750%, due 06/19/21	10,000		10,149
			5,336,583
Paper & forest products—0.1%
Georgia-Pacific LLC
3.600%, due 03/01/25[2]	130,000		138,080
3.734%, due 07/15/23[2]	160,000		167,979
5.400%, due 11/01/20[2]	52,000		53,741
International Paper Co.
4.350%, due 08/15/48	85,000		88,107
7.300%, due 11/15/39	10,000		13,704
			461,611
Pharmaceuticals—1.5%
AbbVie, Inc.
3.200%, due 11/06/22	3,000		3,080
3.375%, due 11/14/21	33,000		33,872
3.600%, due 05/14/25	95,000		99,503
4.450%, due 05/14/46	14,000		14,458
4.500%, due 05/14/35[7]	261,000		281,118
4.700%, due 05/14/45	2,000		2,138

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Allergan Finance LLC
3.250%, due 10/01/22	70,000	71,624
4.625%, due 10/01/42	6,000	6,363
Allergan Funding SCS
3.800%, due 03/15/25	3,000	3,156
4.550%, due 03/15/35[7]	209,000	223,929
Allergan Sales LLC
4.875%, due 02/15/21[2]	12,000	12,327
5.000%, due 12/15/21[2]	276,000	289,769
AstraZeneca PLC
2.375%, due 06/12/22	17,000	17,161
Bausch Health Cos., Inc.
7.000%, due 03/15/24[2]	630,000	659,090
Bayer US Finance II LLC
3.375%, due 07/15/24[2]	21,000	21,518
3.950%, due 04/15/45[2]	35,000	33,095
4.400%, due 07/15/44[2]	5,000	4,992
Bristol-Myers Squibb Co.
3.200%, due 06/15/26[2]	242,000	257,059
4.125%, due 06/15/39[2]	100,000	114,174
Cardinal Health, Inc.
4.625%, due 12/15/20	20,000	20,547
Cigna Corp.
3.050%, due 10/15/27[2]	5,000	5,046
3.250%, due 04/15/25[2]	71,000	73,208
3.750%, due 07/15/23	8,000	8,384
4.125%, due 11/15/25	3,000	3,250
CVS Health Corp.
2.625%, due 08/15/24	2,000	2,019
3.350%, due 03/09/21	59,000	60,046
3.375%, due 08/12/24	10,000	10,421
3.700%, due 03/09/23	330,000	344,090
4.100%, due 03/25/25	170,000	182,733
4.300%, due 03/25/28	429,000	465,689
4.780%, due 03/25/38	34,000	37,753
5.050%, due 03/25/48[7]	3,000	3,437
5.125%, due 07/20/45	105,000	120,615
Eli Lilly & Co.
3.700%, due 03/01/45	26,000	28,880
3.950%, due 05/15/47	10,000	11,687
4.150%, due 03/15/59	72,000	86,055
Johnson & Johnson
2.950%, due 03/03/27	45,000	47,346

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Merck & Co., Inc.
3.700%, due 02/10/45	7,000		7,850
Merck Financial Services GmbH
0.005%, due 12/15/23[6]	EUR	200,000	222,975
Novartis Capital Corp.
3.000%, due 11/20/25	3,000		3,174
Novartis Finance SA
0.125%, due 09/20/23[6]	EUR	110,000	123,984
0.500%, due 08/14/23[6]	EUR	120,000	136,858
Pfizer, Inc.
4.100%, due 09/15/38	12,000		13,982
4.125%, due 12/15/46	25,000		29,490
4.200%, due 09/15/48	10,000		11,912
4.400%, due 05/15/44	40,000		48,702
Sanofi
0.000%, due 09/13/22[6,8]	EUR	200,000	224,337
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26	273,000		282,269
Takeda Pharmaceutical Co. Ltd.
5.000%, due 11/26/28[2,7]	400,000		469,654
Wyeth LLC
5.950%, due 04/01/37	20,000		27,485
6.500%, due 02/01/34	6,000		8,517
			5,270,821
Pipelines—2.9%
Boardwalk Pipelines LP
4.800%, due 05/03/29	20,000		21,260
Buckeye Partners LP
4.875%, due 02/01/21	69,000		70,080
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24	470,000		540,538
Cheniere Energy Partners LP
4.500%, due 10/01/29[2]	60,000		61,275
5.250%, due 10/01/25	360,000		372,600
5.625%, due 10/01/26[7]	430,000		454,188
Enbridge, Inc.
(fixed, converts to FRN on 07/15/27),
5.500%, due 07/15/77[7]	135,000		137,700
Energy Transfer Operating LP
4.200%, due 04/15/27	5,000		5,214
4.750%, due 01/15/26	134,000		145,161
4.950%, due 06/15/28	5,000		5,458

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
5.150%, due 03/15/45	5,000	5,209
5.500%, due 06/01/27	179,000	200,968
5.875%, due 01/15/24	27,000	29,982
6.125%, due 12/15/45	18,000	20,735
6.500%, due 02/01/42	85,000	101,751
7.500%, due 10/15/20	207,000	217,194
Enterprise Products Operating LLC
4.250%, due 02/15/48	2,000	2,142
4.450%, due 02/15/43	220,000	239,577
4.850%, due 03/15/44	6,000	6,845
5.100%, due 02/15/45	32,000	37,318
(fixed, converts to FRN on 08/16/27),
5.250%, due 08/16/77[7]	205,000	210,588
Kinder Morgan Energy Partners LP
4.250%, due 09/01/24	55,000	59,024
5.000%, due 08/15/42	20,000	21,806
5.000%, due 03/01/43	164,000	176,159
5.400%, due 09/01/44	1,000	1,122
5.500%, due 03/01/44	20,000	22,834
Kinder Morgan Energy Partners LP MTN
6.950%, due 01/15/38	13,000	16,795
Kinder Morgan, Inc.
3.050%, due 12/01/19	270,000	270,184
5.050%, due 02/15/46	10,000	10,941
5.550%, due 06/01/45	30,000	35,169
MPLX LP
3 mo. USD LIBOR + 0.900%,
3.002%, due 09/09/21[3]	145,000	145,555
3 mo. USD LIBOR + 1.100%,
3.202%, due 09/09/22[3]	120,000	120,437
4.000%, due 03/15/28	35,000	36,371
4.125%, due 03/01/27	336,000	352,859
4.250%, due 12/01/27[2]	34,000	35,826
4.875%, due 12/01/24	218,000	237,478
4.875%, due 06/01/25	28,000	30,703
5.250%, due 01/15/25[2]	979,000	1,029,000
NGPL PipeCo LLC
4.375%, due 08/15/22[2]	542,000	562,734
Northern Natural Gas Co.
4.300%, due 01/15/49[2]	190,000	219,715
Northwest Pipeline LLC
4.000%, due 04/01/27	265,000	281,408

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.650%, due 06/01/22	6,000	6,158
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	256,000	280,886
5.625%, due 04/15/23[10]	169,000	183,881
5.625%, due 03/01/25	383,000	428,479
5.875%, due 06/30/26	15,000	17,215
Spectra Energy Partners LP
4.500%, due 03/15/45	5,000	5,477
Sunoco Logistics Partners Operations LP
4.250%, due 04/01/24	2,000	2,115
5.300%, due 04/01/44	167,000	177,070
6.100%, due 02/15/42	15,000	16,935
Texas Eastern Transmission LP
2.800%, due 10/15/22[2]	45,000	45,316
3.500%, due 01/15/28[2]	125,000	130,084
4.150%, due 01/15/48[2]	262,000	277,196
TransCanada PipeLines Ltd.
2.500%, due 08/01/22	76,000	77,020
3.750%, due 10/16/23	3,000	3,172
4.250%, due 05/15/28	79,000	87,301
4.625%, due 03/01/34	12,000	13,698
4.750%, due 05/15/38	29,000	32,824
4.875%, due 01/15/26	173,000	193,621
5.850%, due 03/15/36	31,000	38,078
6.100%, due 06/01/40	104,000	134,271
6.200%, due 10/15/37	4,000	5,127
Transcontinental Gas Pipe Line Co. LLC
4.000%, due 03/15/28	268,000	286,491
4.600%, due 03/15/48	80,000	86,245
7.850%, due 02/01/26	338,000	429,364
Western Midstream Operating LP
4.000%, due 07/01/22	180,000	182,831
5.300%, due 03/01/48	5,000	4,235
Williams Cos., Inc./The
3.750%, due 06/15/27[7]	10,000	10,412
3.900%, due 01/15/25	155,000	163,002
4.300%, due 03/04/24	30,000	31,898
5.400%, due 03/04/44	4,000	4,436
7.500%, due 01/15/31	40,000	52,464
7.875%, due 09/01/21[7]	280,000	307,562

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
8.750%, due 03/15/32	1,000		1,429
			10,268,196
Real estate investment trusts—0.4%
American Tower Corp.
2.750%, due 01/15/27	10,000		10,037
3.950%, due 03/15/29	100,000		107,753
Boston Properties LP
2.900%, due 03/15/30	9,000		9,021
Crown Castle International Corp.
3.100%, due 11/15/29	190,000		191,971
3.650%, due 09/01/27	45,000		47,807
3.800%, due 02/15/28	10,000		10,765
4.000%, due 03/01/27	6,000		6,493
4.875%, due 04/15/22	18,000		19,147
5.200%, due 02/15/49	20,000		24,953
GLP Capital LP/GLP Financing II, Inc.
4.000%, due 01/15/30	159,000		160,824
5.250%, due 06/01/25	160,000		175,443
5.375%, due 04/15/26	31,000		34,089
5.750%, due 06/01/28	25,000		28,299
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[2]	200,000		203,135
Realty Income Corp.
3.000%, due 01/15/27	45,000		46,455
4.125%, due 10/15/26	40,000		44,241
Simon International Finance SCA
1.375%, due 11/18/22[6]	EUR	105,000	121,600
			1,242,033
Retail—0.6%
Amazon.com, Inc.
2.400%, due 02/22/23[7]	2,000		2,037
4.800%, due 12/05/34	50,000		62,772
Dollar General Corp.
4.125%, due 05/01/28[7]	5,000		5,544
Expedia Group, Inc.
3.250%, due 02/15/30[2]	160,000		160,221
3.800%, due 02/15/28	20,000		20,952
Home Depot, Inc./The
2.950%, due 06/15/29	90,000		94,942
3.000%, due 04/01/26[7]	100,000		105,462
3.900%, due 12/06/28[7]	51,000		57,702

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
4.250%, due 04/01/46	10,000	11,986
4.500%, due 12/06/48	6,000	7,520
4.875%, due 02/15/44	10,000	12,763
5.875%, due 12/16/36	17,000	23,575
5.950%, due 04/01/41	75,000	106,324
Lowe’s Cos., Inc.
2.500%, due 04/15/26	10,000	10,043
3.700%, due 04/15/46	100,000	101,133
4.050%, due 05/03/47	37,000	39,220
4.250%, due 09/15/44	2,000	2,181
Tencent Holdings Ltd.
2.985%, due 01/19/23[2]	200,000	203,484
3.595%, due 01/19/28[2]	390,000	405,149
Walgreen Co.
4.400%, due 09/15/42[7]	31,000	31,679
Walgreens Boots Alliance, Inc.
3.450%, due 06/01/26	90,000	93,158
4.500%, due 11/18/34	7,000	7,517
4.800%, due 11/18/44	123,000	130,375
Walmart, Inc.
3.250%, due 07/08/29	367,000	397,123
3.625%, due 12/15/47	10,000	11,119
4.000%, due 04/11/43	60,000	70,189
4.300%, due 04/22/44	53,000	65,165
		2,239,335
Semiconductor equipment & products—1.0%
Analog Devices, Inc.
2.850%, due 03/12/20	80,000	80,243
3.500%, due 12/05/26[7]	5,000	5,251
3.900%, due 12/15/25	87,000	93,889
4.500%, due 12/05/36	58,000	63,720
Applied Materials, Inc.
3.300%, due 04/01/27	225,000	240,545
4.350%, due 04/01/47[7]	106,000	128,934
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27	431,000	435,439
Broadcom, Inc.
3.125%, due 04/15/21[2]	355,000	359,239
3.125%, due 10/15/22[2]	152,000	154,870
4.250%, due 04/15/26[2]	5,000	5,223
Intel Corp.
2.700%, due 12/15/22	19,000	19,525

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Semiconductor equipment & products—(concluded)
4.100%, due 05/19/46	20,000		23,284
4.900%, due 07/29/45[7]	5,000		6,491
KLA Corp.
4.100%, due 03/15/29	140,000		155,072
5.000%, due 03/15/49	60,000		71,958
Lam Research Corp.
2.750%, due 03/15/20	125,000		125,246
2.800%, due 06/15/21	67,000		67,942
3.750%, due 03/15/26[7]	120,000		129,573
4.875%, due 03/15/49[7]	75,000		92,304
NVIDIA Corp.
3.200%, due 09/16/26[7]	303,000		319,230
NXP BV/NXP Funding LLC
4.125%, due 06/01/21[2]	348,000		357,654
4.625%, due 06/01/23[2]	260,000		277,251
5.550%, due 12/01/28[2]	2,000		2,316
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.300%, due 06/18/29[2]	57,000		60,658
Texas Instruments, Inc.
2.250%, due 09/04/29	85,000		83,884
4.150%, due 05/15/48	35,000		42,381
			3,402,122
Software & services—0.8%
Activision Blizzard, Inc.
3.400%, due 09/15/26[7]	345,000		363,035
3.400%, due 06/15/27[7]	230,000		240,826
Autodesk, Inc.
3.500%, due 06/15/27	46,000		47,767
Dassault Systemes SE
0.000%, due 09/16/22[6,8]	EUR	200,000	223,814
Electronic Arts, Inc.
4.800%, due 03/01/26	155,000		176,907
Microsoft Corp.
2.400%, due 08/08/26	30,000		30,738
3.125%, due 11/03/25	4,000		4,258
3.300%, due 02/06/27[7]	72,000		77,938
3.450%, due 08/08/36	4,000		4,375
3.500%, due 02/12/35[7]	298,000		327,780
3.700%, due 08/08/46	200,000		227,651
3.750%, due 05/01/43	88,000		99,807
3.750%, due 02/12/45	2,000		2,270
4.100%, due 02/06/37	15,000		17,749

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Software & services—(concluded)
4.200%, due 11/03/35	66,000		78,437
4.500%, due 10/01/40	7,000		8,755
Oracle Corp.
1.900%, due 09/15/21	29,000		29,062
2.650%, due 07/15/26[7]	22,000		22,577
3.400%, due 07/08/24	16,000		16,917
3.800%, due 11/15/37	115,000		126,316
3.900%, due 05/15/35[7]	269,000		300,133
4.000%, due 07/15/46	72,000		79,743
4.125%, due 05/15/45	20,000		22,516
5.375%, due 07/15/40[7]	9,000		11,630
6.125%, due 07/08/39	10,000		14,168
SAP SE
0.250%, due 03/10/22[6]	EUR	100,000	112,606
			2,667,775
Special purpose entity—0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	450,000		473,952

Technology, hardware & equipment—0.1%
Dell International LLC/EMC Corp.
8.350%, due 07/15/46[2]	5,000		6,651
Pitney Bowes, Inc.
4.125%, due 09/15/20[10]	360,000		363,600
			370,251
Telecommunications—2.2%
AT&T Corp.
8.750%, due 11/15/31[10]	50,000		70,991
AT&T, Inc.
3.400%, due 06/15/22[10]	213,000		219,766
3.600%, due 07/15/25	35,000		36,933
3.800%, due 02/15/27	230,000		246,112
3.875%, due 01/15/26	38,000		40,589
4.000%, due 01/15/22	23,000		24,009
4.100%, due 02/15/28	3,000		3,249
4.250%, due 03/01/27	221,000		242,726
4.300%, due 02/15/30	441,000		485,474
4.350%, due 03/01/29[7]	37,000		40,979
4.500%, due 05/15/35	521,000		574,402
4.800%, due 06/15/44	25,000		27,818
4.850%, due 07/15/45	9,000		10,185

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
5.150%, due 03/15/42	30,000		34,818
5.150%, due 11/15/46	55,000		63,928
5.350%, due 09/01/40	5,000		5,918
5.450%, due 03/01/47	26,000		31,391
5.550%, due 08/15/41	5,000		6,022
6.000%, due 08/15/40	33,000		41,298
BellSouth LLC
4.266%, due 04/26/20[2,10]	910,000		910,837
Crown Castle International Corp.
2.250%, due 09/01/21	20,000		20,060
3.400%, due 02/15/21	15,000		15,249
3.700%, due 06/15/26	20,000		21,209
5.250%, due 01/15/23	90,000		98,315
Deutsche Telekom International Finance BV
1.950%, due 09/19/21[2]	178,000		177,534
Juniper Networks, Inc.
4.350%, due 06/15/25[7]	25,000		26,884
Motorola Solutions, Inc.
4.600%, due 02/23/28	22,000		23,987
4.600%, due 05/23/29	213,000		234,285
Orange SA
0.500%, due 01/15/22[6]	EUR	200,000	225,928
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[2,10]	1,437,500		1,446,484
Telenor ASA
0.000%, due 09/25/23[6,8]	EUR	100,000	111,617
Verizon Communications, Inc.
0.500%, due 06/02/22	EUR	105,000	118,725
4.125%, due 03/16/27	426,000		474,697
4.272%, due 01/15/36	740,000		835,505
4.400%, due 11/01/34[7]	41,000		47,331
4.500%, due 08/10/33	231,000		270,565
Vodafone Group PLC
3.750%, due 01/16/24	50,000		52,730
4.125%, due 05/30/25[7]	102,000		110,760
4.375%, due 05/30/28	16,000		17,777
4.375%, due 02/19/43	28,000		29,407
5.000%, due 05/30/38	6,000		6,895
5.125%, due 06/19/59	1,000		1,154
5.250%, due 05/30/48	211,000		247,310

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
6.150%, due 02/27/37	2,000		2,562
			7,734,415
Textiles & apparel—0.0%†
LVMH Moet Hennessy Louis Vuitton SE
0.375%, due 05/26/22[6]	EUR	110,000	124,152

Tobacco—0.7%
Altria Group, Inc.
2.850%, due 08/09/22	2,000		2,029
4.400%, due 02/14/26	58,000		62,558
4.800%, due 02/14/29	278,000		305,518
5.375%, due 01/31/44	151,000		168,752
5.800%, due 02/14/39	112,000		128,808
6.200%, due 02/14/59	15,000		17,607
BAT Capital Corp.
3.557%, due 08/15/27	313,000		315,410
BAT International Finance PLC
0.875%, due 10/13/23[6]	EUR	100,000	113,207
2.750%, due 06/15/20[2]	495,000		497,247
3.950%, due 06/15/25[2]	55,000		57,503
Philip Morris International, Inc.
2.875%, due 05/01/24	10,000		10,293
Reynolds American, Inc.
3.250%, due 06/12/20[7]	46,000		46,310
4.450%, due 06/12/25	177,000		189,975
5.850%, due 08/15/45	180,000		199,990
RJ Reynolds Tobacco Co.
6.875%, due 05/01/20	170,000		173,845
			2,289,052
Transportation—0.8%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25[7]	25,000		26,195
4.050%, due 06/15/48	40,000		45,573
4.150%, due 04/01/45	33,000		37,874
4.550%, due 09/01/44	91,000		108,778
4.950%, due 09/15/41	5,000		6,207
5.050%, due 03/01/41	20,000		25,004
5.750%, due 05/01/40	22,000		29,747
CSX Corp.
2.600%, due 11/01/26[7]	379,000		386,086
3.250%, due 06/01/27	51,000		53,780

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Transportation—(concluded)
3.800%, due 03/01/28	55,000		60,105
3.950%, due 05/01/50	105,000		113,153
4.250%, due 03/15/29	32,000		36,228
4.300%, due 03/01/48	15,000		16,904
4.500%, due 03/15/49	30,000		35,327
5.500%, due 04/15/41	17,000		21,273
FedEx Corp.
3.875%, due 08/01/42	17,000		16,522
4.100%, due 04/15/43	60,000		59,847
4.550%, due 04/01/46	73,000		76,219
4.950%, due 10/17/48	4,000		4,462
Norfolk Southern Corp.
2.550%, due 11/01/29[5]	85,000		85,270
2.900%, due 06/15/26	129,000		133,459
3.400%, due 11/01/49[5]	65,000		64,890
3.650%, due 08/01/25	39,000		42,041
3.942%, due 11/01/47	25,000		27,423
3.950%, due 10/01/42	2,000		2,159
4.450%, due 06/15/45	25,000		29,058
Ryder System, Inc. MTN
2.250%, due 09/01/21	5,000		5,014
2.650%, due 03/02/20	210,000		210,322
Union Pacific Corp.
2.750%, due 03/01/26	35,000		35,805
3.950%, due 09/10/28	50,000		55,640
3.950%, due 08/15/59	55,000		57,732
4.100%, due 09/15/67	315,000		326,528
4.300%, due 03/01/49	2,000		2,324
4.500%, due 09/10/48	85,000		102,538
Union Pacific Corp. MTN
3.550%, due 08/15/39	10,000		10,499
United Parcel Service, Inc.
0.375%, due 11/15/23	EUR	120,000	135,612
2.500%, due 04/01/23[7]	9,000		9,169
2.500%, due 09/01/29[7]	123,000		123,354
3.400%, due 03/15/29	92,000		99,065
3.400%, due 09/01/49	5,000		5,097
			2,722,283
Utilities—0.3%
Atmos Energy Corp.
3.375%, due 09/15/49	60,000		62,468

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(concluded)
Utilities—(concluded)
Dominion Energy Gas Holdings LLC
4.600%, due 12/15/44[7]	75,000		89,107
4.800%, due 11/01/43	25,000		30,226
Entergy Louisiana LLC
2.400%, due 10/01/26	1,000		1,006
4.000%, due 03/15/33	132,000		151,491
4.200%, due 09/01/48	55,000		64,298
4.200%, due 04/01/50	2,000		2,359
5.400%, due 11/01/24	35,000		40,410
Mid-Atlantic Interstate Transmission LLC
4.100%, due 05/15/28[2]	44,000		48,480
NiSource, Inc.
3.490%, due 05/15/27	93,000		97,807
Oklahoma Gas & Electric Co.
3.300%, due 03/15/30	15,000		15,709
ONE Gas, Inc.
4.658%, due 02/01/44	13,000		15,721
Piedmont Natural Gas Co., Inc.
3.500%, due 06/01/29	20,000		21,498
Sempra Energy
3 mo. USD LIBOR + 0.500%,
2.501%, due 01/15/21[3]	145,000		144,895
Veolia Environnement SA
0.672%, due 03/30/22[6]	EUR	300,000	339,602
			1,125,077
Total Corporate bonds (cost—$131,146,795)			136,378,551

Non-US government obligations—1.6%
Argentine Republic Government International Bond
5.875%, due 01/11/28	1,577,000		603,202
Chile Government International Bond
3.240%, due 02/06/28	130,000		138,782
Colombia Government International Bond
3.875%, due 04/25/27	570,000		606,694
4.500%, due 03/15/29	75,000		83,555
Corp. Financiera de Desarrollo SA
4.750%, due 07/15/25[2]	325,000		356,789
Indonesia Government International Bond
4.100%, due 04/24/28	111,000		119,707
Mexico Government International Bond
3.750%, due 01/11/28	771,000		804,008
4.125%, due 01/21/26[7]	523,000		560,100
4.150%, due 03/28/27	226,000		241,961

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Non-US government obligations—(concluded)
4.500%, due 04/22/29	305,000	335,786
Panama Government International Bond
3.750%, due 03/16/25	250,000	264,453
3.875%, due 03/17/28[7]	190,000	206,862
Philippine Government International Bond
3.000%, due 02/01/28	600,000	625,494
Uruguay Government International Bond
4.375%, due 10/27/27	375,000	414,141
4.500%, due 08/14/24	85,000	91,880
Total Non-US government obligations (cost—$5,504,435)		5,453,414

Municipal bonds—0.5%
California—0.1%
California State (Build America Bonds)
7.625%, due 03/01/40	25,000	41,237
San Diego Community College District Refunding, GO Bonds Series A (Taxable)
3.336%, due 08/01/43	180,000	180,000
		221,237
Florida—0.0%†
Miami-Dade County Aviation Revenue Refunding Bonds Series B (Taxable)
3.275%, due 10/01/29	20,000	20,000
Miami-Dade County Water & Sewer Revenue Refunding Bonds Series C (Taxable)
3.490%, due 10/01/42	90,000	90,000
		110,000
Massachusetts—0.1%
Massachusetts Water Resources Authority Revenue Refunding Bonds Series F(Taxable)
3.104%, due 08/01/39	300,000	300,000
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds Series H (Taxable)
2.900%, due 09/01/49	215,000	215,000
		515,000
Nebraska—0.1%
University of Nebraska Facilities Corporation Revenue Refunding Bonds Series A (Taxable)
3.037%, due 10/01/49	200,000	200,000

New Jersey—0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds (Build America Bonds)
6.561%, due 12/15/40	105,000	145,728

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount*	Value ($)
Municipal bonds—(concluded)
New Jersey—(concluded)
Rutgers State University Revenue Refunding Bonds Series R (Taxable)
3.270%, due 05/01/43	60,000	60,000
		205,728
New York—0.1%
New York State Thruway Authority Revenue Refunding Bonds Series M (Taxable)
2.900%, due 01/01/35	150,000	150,000
Port Authority of New York & New Jersey Revenue Refunding Bonds
4.458%, due 10/01/62	200,000	252,310
		402,310
Ohio—0.0%†
Cleveland Ohio Airport System Revenue Refunding Bonds Series A (Taxable)
2.882%, due 01/01/31	90,000	90,000
Total Municipal bonds (cost—$1,681,523)		1,744,275

	Number of contracts	Notional amount
Options purchased—0.1%
Call options—0.1%
90-Day Eurodollar Futures, strike @ $97.75, expires 03/16/20	107	EUR	26,148,125	171,200
90-Day Eurodollar Futures, strike @ $99.75, expires 12/13/21	134	EUR	33,416,250	18,425
Eurodollar 2 Year Mid-Curve Options, strike @ $99.00, expires 01/10/20	44	EUR	10,890,000	3,025
Total				192,650

Put option—0.0%†
US Treasury Note 10 Year Futures, strike @ $129.50, expires 11/22/19	9	USD	1,165,500	1,969
Total options purchased (cost—$54,468)				194,619

Swaptions purchased—0.5%
Call swaptions—0.4%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.200% expires 09/23/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/25/22	11,900,000	USD	11,900,000	38,580

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions purchased—(continued)
Call swaptions—(continued)
3 Month USD LIBOR Interest Rate Swap, strike @ 1.250% expires 08/10/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/12/22	11,960,000	USD	11,960,000	38,610
3 Month USD LIBOR Interest Rate Swap, strike @ 1.470% expires 08/16/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/18/31	1,220,000	USD	1,220,000	29,897
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500% expires 06/01/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 06/03/22	11,490,000	USD	11,490,000	53,025
3 Month USD LIBOR Interest Rate Swap, strike @ 1.600% expires 06/11/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/15/50	958,000	USD	958,000	27,456
3 Month USD LIBOR Interest Rate Swap, strike @ 1.610% expires 08/13/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/17/31	1,210,000	USD	1,210,000	36,291
3 Month USD LIBOR Interest Rate Swap, strike @ 1.810% expires 09/16/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/20/31	1,070,000	USD	1,070,000	42,514
3 Month USD LIBOR Interest Rate Swap, strike @ 2.100% expires 05/13/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 05/15/21	12,748,000	USD	12,748,000	79,495
3 Month USD LIBOR Interest Rate Swap, strike @ 2.515% expires 02/26/20 (Counterparty: GS; pay floating rate); underlying swap terminates 02/28/25	2,980,000	USD	2,980,000	152,166
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	102,308
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	30,676
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	124,797
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/24	1,086,500	USD	1,086,500	126,805
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	35,265
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	36,978
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	37,204
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	37,801

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions purchased—(continued)
Call swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 11/27/19 (Counterparty: GS; pay floating rate); underlying swap terminates 11/29/24	6,170,000	USD	6,170,000	479,492
5 Year Constant Maturity Swaps, strike @ 0.300% expires 09/27/19 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 01/07/20	4,750,000	USD	4,750,000	3,106
5 Year Constant Maturity Swaps, strike @ 0.370% expires 10/15/19 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/12/20	5,450,000	USD	5,450,000	2,733
6 Month EURIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	37,773
				1,552,972
Put swaptions—0.1%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.450% expires 12/12/19 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/16/21	1,510,000	EUR	1,510,000	3,010
3 Month USD LIBOR Interest Rate Swap, strike @ 1.470% expires 08/16/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/18/31	1,220,000	USD	1,220,000	51,476
3 Month USD LIBOR Interest Rate Swap, strike @ 1.610% expires 08/13/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/17/31	1,210,000	USD	1,210,000	41,962
3 Month USD LIBOR Interest Rate Swap, strike @ 1.810% expires 09/16/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/20/31	1,070,000	USD	1,070,000	28,525
3 Month USD LIBOR Interest Rate Swap, strike @ 2.100% expires 05/13/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 05/15/21	12,748,000	USD	12,748,000	1,165
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/02/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/04/32	1,170,000	USD	1,170,000	22,630
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/08/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/10/32	1,190,000	USD	1,190,000	23,156
3 Month USD LIBOR Interest Rate Swap, strike @ 2.350% expires 07/13/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 07/15/30	3,640,000	USD	3,640,000	8,819
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/13/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/17/34	1,150,000	USD	1,150,000	27,922
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/20/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/24/34	1,150,000	USD	1,150,000	28,045
3 Month USD LIBOR Interest Rate Swap, strike @ 2.515% expires 02/26/20 (Counterparty: GS; pay floating rate); underlying swap terminates 02/28/25	2,980,000	USD	2,980,000	61

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions purchased—(continued)
Put swaptions—(continued)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	33,411
3 Month USD LIBOR Interest Rate Swap, strike @ 2.850% expires 05/09/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/11/52	1,430,000	USD	1,430,000	23,885
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	11,145
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	14,780
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 03/11/34	1,086,500	USD	1,086,500	14,175
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	11,269
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	8,752
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	8,661
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	8,495
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 11/27/19 (Counterparty: GS; pay floating rate); underlying swap terminates 11/29/24	6,170,000	USD	6,170,000	1
3 Month USD LIBOR Interest Rate Swap, strike @ 3.800% expires 06/07/21 (Counterparty: GS; pay floating rate); underlying swap terminates 06/09/51	1,230,000	USD	1,230,000	1,182
5 Year Constant Maturity Swaps, strike @ 0.350% expires 07/08/20 (Counterparty: GS; pay floating rate); underlying swap terminates 07/08/20	5,760,000	USD	5,760,000	5,230
5 Year Constant Maturity Swaps, strike @ 0.400% expires 06/29/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 06/29/20	5,690,000	USD	5,690,000	6,493

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions purchased—(concluded)
Put swaptions—(concluded)
6 Month EURIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	643
				384,893
Total swaptions purchased (cost—$1,550,698)				1,937,865

	Number of shares
Short-term investment—0.2%
Investment company—0.2%
State Street Institutional U.S. Government Money Market Fund (cost—$728,770)	728,770	728,770
Investment of cash collateral from securities loaned—3.1%
Money market fund—3.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$10,796,063)	10,796,063	10,796,063
Total investments before investments sold short[11] (cost—$396,597,771)—117.2%		409,826,932

	Face amount
Investments sold short—(17.3)%
Federal Home Loan Mortgage Corporation Certificates—(10.9)%
UMBS TBA
2.500%	(4,067,000)	(4,110,013)
3.000%	(26,171,704)	(26,586,555)
3.500%	(7,052,904)	(7,279,152)
4.000%	(330,000)	(344,047)
Total Federal Home Loan Mortgage Corporation Certificates (proceeds—$38,181,769)		(38,319,767)

Government National Mortgage Association Certificates—(6.4)%
GNMA TBA
3.000%	(264,500)	(272,214)
3.500%	(16,636,800)	(17,254,252)

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(concluded)
Government National Mortgage Association Certificates—(concluded)
4.500%	(4,573,000)	(4,787,276)
Total Government National Mortgage Association Certificates (proceeds—$22,256,450)		(22,313,742)
Total investments sold short (proceeds—$60,438,219)		(60,633,509)
Other assets in excess of liabilities—0.1%		340,852
Net assets—100.0%		$349,534,275

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	26,182,900	107	90-Day Eurodollar Futures, strike @ 97.88	03/16/20	14,548	(138,431)	(123,883)

Notional amount		Number of contracts	Put options	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	16,646,150	67	Eurodollar 1 Year Mid-Curve Options, strike @ 99.38	12/13/21	29,204	(20,519)	8,685
USD	10,931,800	44	Eurodollar 2 Year Mid-Curve Options, strike @ 99.38	01/10/20	2,128	(550)	1,578
Total					31,332	(21,069)	10,263
Total options written					45,880	(159,500)	(113,620)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	23,800	23,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.70%, terminating 09/25/22	BOA	Receive	09/23/20	34,618	(24,904)	9,714
USD	23,920	23,920,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.75%, terminating 08/12/22	BOA	Receive	08/10/20	49,335	(23,894)	25,441
USD	22,980	22,980,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 06/03/22	JPMCB	Receive	06/01/20	34,394	(31,391)	3,003

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions written—(continued)

Call swaptions—(continued)

USD	1,530	1,530,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.20%, terminating 08/19/30	JPMCB	Receive	08/17/20	28,458	(13,648)	14,810
USD	1,520	1,520,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 08/21/30	BOA	Receive	08/19/20	26,372	(15,365)	11,007
USD	1,180	1,180,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.33%, terminating 08/07/21	JPMCB	Receive	08/05/20	3,546	(2,004)	1,542
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.42%, terminating 08/19/30	BOA	Receive	08/17/20	31,720	(18,015)	13,705
USD	1,210	1,210,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.56%, terminating 08/17/30	JPMCB	Receive	08/13/20	29,693	(24,040)	5,653
USD	9,800	9,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.58%, terminating 05/05/21	BOA	Receive	04/30/20	15,190	(20,900)	(5,710)
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.61%, terminating 09/16/30	BOA	Receive	09/14/20	18,612	(17,211)	1,401
USD	14,080	14,080,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.76%, terminating 06/12/21	BOA	Receive	06/10/20	40,339	(50,743)	(10,404)
USD	1,480	1,480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.76%, terminating 09/18/30	BOA	Receive	09/16/20	37,222	(44,916)	(7,694)
USD	860	860,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.90%, terminating 12/12/29	BOA	Receive	12/10/19	6,299	(25,104)	(18,805)
USD	758	757,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.04%, terminating 07/08/30	BOA	Receive	07/06/20	16,570	(34,872)	(18,302)
USD	1,520	1,520,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.19%, terminating 06/15/30	JPMCB	Receive	06/11/20	33,440	(87,068)	(53,628)
USD	3,290	3,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.20%, terminating 02/11/22	GS	Receive	02/07/20	8,653	(46,749)	(38,096)
USD	800	800,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.30%, terminating 11/05/29	BOA	Receive	11/01/19	3,958	(52,417)	(48,459)
USD	1,030	1,030,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 03/31/22	BOA	Receive	03/27/20	3,863	(18,167)	(14,304)
USD	7,200	7,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.46%, terminating 02/28/22	GS	Receive	02/26/20	31,680	(139,908)	(108,228)

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions written—(continued)

Call swaptions—(concluded)

USD	1,630	1,629,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.78%, terminating 03/10/31	BOA	Receive	03/08/21	48,921	(175,351)	(126,430)
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.88%, terminating 04/16/22	GS	Receive	04/14/20	42,194	(162,817)	(120,623)
USD	6,125	6,125,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 06/02/22	GS	Receive	05/29/20	45,019	(176,378)	(131,359)
USD	5,690	5,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.94%, terminating 04/21/22	BOA	Receive	04/17/20	39,545	(167,168)	(127,623)
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Receive	03/12/29	46,153	(101,000)	(54,847)
USD	17,970	17,970,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.06%, terminating 05/11/22	GS	Receive	05/07/20	120,174	(569,827)	(449,653)
USD	1,910	1,910,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.08%, terminating 05/18/22	GS	Receive	05/14/20	12,870	(61,472)	(48,602)
USD	3,730	3,730,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.29%, terminating 11/12/21	GS	Receive	11/07/19	18,417	(128,470)	(110,053)
USD	4,750	4,750,000	5 Year Constant Maturity Swap strike @ 0.40%, terminating 01/07/20	JPMCB	Receive	01/07/20	1,354	(1,098)	256
USD	5,450	5,450,000	5 Year Constant Maturity Swap strike @ 0.47%, terminating 02/12/20	BOA	Receive	02/12/20	1,955	(1,127)	828
EUR	760	760,000	6 Month EURIBOR Interest Rate Swap strike @ 0.04%, terminating 09/15/27	BOA	Receive	09/13/22	12,206	(10,288)	1,918
EUR	755	755,000	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 09/14/27	BOA	Receive	09/12/22	11,571	(8,886)	2,685
							854,341	(2,255,198)	(1,400,857)

Notional amount (000)			Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value($)	Unrealized appreciation($)
USD	11,520	11,520,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.25%, terminating 07/08/20	GS	Pay	07/08/20	5,760	(5,901)	(141)
USD	11,380	11,380,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.30%, terminating 06/29/20	JPMCB	Pay	06/29/20	5,690	(7,603)	(1,913)

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions written—(continued)

Put swaptions—(continued)

USD	1,180	1,180,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.33%, terminating 08/07/21	JPMCB	Pay	08/05/20	3,546	(3,317)	229
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.42%, terminating 08/19/30	BOA	Pay	08/17/20	31,720	(39,229)	(7,509)
USD	1,210	1,210,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.56%, terminating 08/17/30	JPMCB	Pay	08/13/20	30,493	(29,241)	1,252
USD	9,800	9,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.58%, terminating 05/05/21	BOA	Pay	04/30/20	15,190	(11,712)	3,478
USD	1,530	1,530,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 08/19/30	JPMCB	Pay	08/17/20	28,458	(34,372)	(5,914)
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.61%, terminating 09/16/30	BOA	Pay	09/14/20	18,611	(17,182)	1,429
USD	1,520	1,520,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.65%, terminating 08/21/30	BOA	Pay	08/19/20	26,373	(30,750)	(4,377)
USD	570	570,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.75%, terminating 08/11/30	BOA	Pay	08/07/20	9,590	(8,896)	694
USD	14,080	14,080,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.76%, terminating 06/12/21	BOA	Pay	06/10/20	40,339	(9,462)	30,877
USD	1,480	1,480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.76%, terminating 09/18/30	BOA	Pay	09/16/20	37,222	(24,586)	12,636
USD	1,210	1,210,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.95%, terminating 07/15/30	JPMCB	Pay	07/13/20	13,103	(10,146)	2,957
USD	640	640,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 08/05/30	JPMCB	Pay	08/03/20	9,536	(5,080)	4,456
USD	758	757,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.04%, terminating 07/08/30	BOA	Pay	07/06/20	16,570	(4,786)	11,784
USD	18,330	18,330,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 06/01/22	BOA	Pay	05/27/21	50,866	(11,777)	39,089
USD	1,520	1,520,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.19%, terminating 06/15/30	JPMCB	Pay	06/11/20	33,440	(5,179)	28,261
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.25%, terminating 08/22/34	BOA	Pay	08/20/24	36,173	(39,893)	(3,720)

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions written—(continued)

Put swaptions—(continued)

USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.30%, terminating 06/17/30	GS	Pay	06/15/20	16,790	(2,675)	14,115
USD	1,160	1,160,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.30%, terminating 07/29/30	GS	Pay	07/27/20	14,210	(3,635)	10,575
USD	14,165	14,165,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.32%, terminating 04/08/21	GS	Pay	04/06/20	30,101	(122)	29,979
USD	14,165	14,165,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 04/08/21	GS	Pay	04/06/20	30,171	(89)	30,082
USD	13,480	13,480,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 05/19/22	GS	Pay	05/17/21	27,634	(4,804)	22,830
USD	820	820,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 07/14/30	GS	Pay	07/10/20	8,492	(1,967)	6,525
USD	820	820,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 07/14/30	GS	Pay	07/10/20	8,282	(1,967)	6,315
USD	22,730	22,730,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.40%, terminating 06/03/22	BOA	Pay	06/01/21	40,573	(7,512)	33,061
USD	860	860,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.40%, terminating 12/12/29	BOA	Pay	12/10/19	6,299	(28)	6,271
USD	7,200	7,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.46%, terminating 02/28/22	GS	Pay	02/26/20	31,680	(32)	31,648
USD	1,320	1,320,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.55%, terminating 11/12/29	JPMCB	Pay	11/08/19	14,487	—	14,487
USD	3,130	3,130,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 05/11/32	BOA	Pay	05/09/22	92,405	(25,176)	67,229
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/04/32	JPMCB	Pay	08/02/22	16,029	(10,759)	5,270
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/10/32	JPMCB	Pay	08/08/22	14,340	(11,038)	3,302
USD	4,220	4,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 11/18/29	BOA	Pay	11/14/19	18,317	—	18,317
USD	1,630	1,629,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.78%, terminating 03/10/31	BOA	Pay	03/08/21	49,513	(4,240)	45,273

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions written—(continued)

Put swaptions—(continued)

USD	2,830	2,830,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.80%, terminating 01/07/22	GS	Pay	01/03/20	6,594	—	6,594
USD	800	800,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.80%, terminating 11/05/29	BOA	Pay	11/01/19	4,622	—	4,622
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.85%, terminating 06/15/50	BOA	Pay	06/11/20	14,145	(1,380)	12,765
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.88%, terminating 04/16/22	GS	Pay	04/14/20	42,194	(1)	42,193
USD	22,525	22,525,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 06/02/22	GS	Pay	05/29/20	165,559	(16)	165,543
USD	5,690	5,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.94%, terminating 04/21/22	BOA	Pay	04/17/20	39,546	(1)	39,545
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/17/34	GS	Pay	06/13/24	31,407	(15,931)	15,476
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/24/34	GS	Pay	06/20/24	28,664	(16,025)	12,639
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Pay	03/12/29	46,154	(23,903)	22,251
USD	17,970	17,970,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.06%, terminating 05/11/22	GS	Pay	05/07/20	120,175	(2)	120,173
USD	1,910	1,910,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.08%, terminating 05/18/22	GS	Pay	05/14/20	12,810	—	12,810
USD	3,000	3,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.15%, terminating 05/07/22	GS	Pay	05/05/20	16,575	—	16,575
USD	3,290	3,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.20%, terminating 02/11/22	GS	Pay	02/07/20	13,110	—	13,110
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/04/32	JPMCB	Pay	08/02/22	7,663	(5,083)	2,580
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/10/32	JPMCB	Pay	08/08/22	7,081	(5,229)	1,852
USD	4,590	4,590,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 12/31/22	GS	Pay	12/29/20	16,638	(102)	16,536

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions written—(continued)

Put swaptions—(continued)

USD	3,730	3,730,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.29%, terminating 11/12/21	GS	Pay	11/07/19	18,417	—	18,417
USD	1,030	1,030,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.35%, terminating 03/31/22	BOA	Pay	03/27/20	3,862	—	3,862
USD	4,240	4,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.35%, terminating 06/02/22	GS	Pay	05/29/20	15,423	—	15,423
USD	4,210	4,210,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.45%, terminating 06/10/22	GS	Pay	06/08/20	17,429	—	17,429
USD	2,660	2,660,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/22	GS	Pay	06/15/20	9,908	—	9,908
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/34	GS	Pay	06/13/24	18,819	(9,036)	9,783
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/24/34	GS	Pay	06/20/24	17,279	(9,100)	8,179
USD	5,280	5,280,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 08/26/22	GS	Pay	08/24/20	17,820	(2)	17,818
USD	2,600	2,600,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.87%, terminating 06/09/31	GS	Pay	06/07/21	50,575	(960)	49,615
EUR	1,290	1,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/16/23	BOA	Pay	06/14/21	3,563	(1,146)	2,417
EUR	1,250	1,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/16/23	BOA	Pay	06/14/21	3,457	(1,111)	2,346
EUR	1,290	1,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/22/23	GS	Pay	06/18/21	2,989	(1,178)	1,811
EUR	1,510	1,510,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/23/23	GS	Pay	06/21/21	3,663	(1,388)	2,275
EUR	1,400	1,400,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/29/23	BOA	Pay	06/25/21	3,341	(1,321)	2,020
EUR	1,500	1,500,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/05/23	JPMCB	Pay	07/01/21	3,047	(1,453)	1,594
EUR	1,520	1,520,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/21/23	GS	Pay	07/19/21	2,863	(1,585)	1,278

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions written—(continued)

Put swaptions—(continued)

EUR	2,160	2,160,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/29/25	BOA	Pay	07/27/20	6,860	(4,665)	2,195
EUR	760	760,000	6 Month EURIBOR Interest Rate Swap strike @ 0.04%, terminating 09/15/27	BOA	Pay	09/13/22	12,207	(13,338)	(1,131)
EUR	2,840	2,840,000	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 06/14/23	BOA	Pay	06/10/21	7,313	(2,031)	5,282
EUR	1,460	1,460,000	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 07/06/23	JPMCB	Pay	07/02/21	3,046	(1,735)	1,311
EUR	1,840	1,840,000	6 Month EURIBOR Interest Rate Swap strike @ 0.08%, terminating 06/03/23	BOA	Pay	06/01/21	5,511	(1,106)	4,405
EUR	5,550	5,550,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 03/31/23	GS	Pay	03/29/21	20,872	(2,137)	18,735
EUR	4,290	4,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 04/14/23	GS	Pay	04/12/21	14,310	(1,763)	12,547
EUR	2,778	2,777,600	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 06/01/23	GS	Pay	05/28/21	7,816	(1,449)	6,367
EUR	755	755,000	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 09/14/27	BOA	Pay	09/12/22	11,570	(14,829)	(3,259)
EUR	8,560	8,560,000	6 Month EURIBOR Interest Rate Swap strike @ 0.12%, terminating 04/12/23	GS	Pay	04/08/21	32,104	(3,175)	28,929
EUR	4,250	4,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 04/21/23	GS	Pay	04/19/21	15,272	(1,460)	13,812
EUR	1,940	1,940,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 08/11/23	BOA	Pay	08/09/21	2,880	(3,856)	(976)
EUR	3,450	3,450,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 08/11/23	GS	Pay	08/09/21	5,103	(6,858)	(1,755)
EUR	4,290	4,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.16%, terminating 04/14/23	GS	Pay	04/12/21	14,444	(1,358)	13,086
EUR	3,250	3,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.20%, terminating 01/27/22	GS	Pay	01/23/20	3,870	(5)	3,865
EUR	6,270	6,270,000	6 Month EURIBOR Interest Rate Swap strike @ 0.25%, terminating 09/07/23	BOA	Pay	09/03/21	11,072	(19,018)	(7,946)

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaptions written—(concluded)

Put swaptions—(concluded)

EUR	2,610	2,610,000	6 Month EURIBOR Interest Rate Swap strike @ 0.55%, terminating 12/23/22	GS	Pay	12/21/20	9,452	(70)	9,382
EUR	5,600	5,600,000	6 Month EURIBOR Interest Rate Swap strike @ 0.60%, terminating 12/16/22	JPMCB	Pay	12/14/20	21,191	(116)	21,075
							1,802,288	(548,078)	1,254,210

Total swaptions written							2,656,629	(2,803,276)	(146,647)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
29	USD	US Ultra Treasury Note 10 Year Futures	December 2019	(4,132,156)	(4,121,172)	10,984
86	USD	US Treasury Note 5 Year Futures	December 2019	(10,260,819)	(10,251,469)	9,350
Interest rate futures buy contracts:
28	EUR	German Euro BOBL Futures	December 2019	(4,254,669)	(4,203,966)	50,703
25	EUR	German Euro Bund Futures	December 2019	(4,908,246)	(4,789,097)	119,149
37	EUR	German Euro Schatz Futures	December 2019	(4,646,011)	(4,624,690)	21,321
Total				(28,201,901)	(27,990,394)	211,507
US Treasury futures sell contracts:
24	USD	US Long Bond Futures	December 2019	3,952,607	3,873,000	(79,607)
403	USD	US Treasury Note 2 Year Futures	December 2019	87,017,950	86,887,430	(130,520)
72	USD	US Treasury Note 10 Year Futures	December 2019	(9,352,236)	(9,381,375)	(29,139)
6	USD	US Ultra Bond Futures	December 2019	1,139,774	1,138,500	(1,274)
Interest rate futures sell contracts:
2	EUR	Euro - Bund Futures	November 2019	1,831	1,338	(493)
Total				82,759926	82,518,893	(241,033)
Net unrealized depreciation						(29,526)

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Value($)	Unrealized ($)
USD	430	02/20/53	Semi-Annual	3 Month USD LIBOR	3.080	122,636	122,625
GBP	2,120	10/15/23	Maturity	3.413	12 Month UK RPI	(27,370)	(27,450)
USD	4,025	10/30/28	Maturity	2.249	12 Month US CPI	(216,678)	(216,826)
GBP	2,120	10/15/23	Maturity	3.450	12 Month UK RPI	(33,091)	(33,170)
GBP	2,120	10/15/28	Maturity	12 Month UK RPI	3.485	28,227	28,125
GBP	2,120	10/15/28	Maturity	12 Month UK RPI	3.505	35,180	35,081
USD	4,025	10/30/23	Maturity	12 Month US CPI	2.164	115,061	114,945
USD	1,050	11/29/23	Quarterly	3.045	3 Month USD LIBOR	(74,266)	(74,281)
USD	2,300	11/01/24	Semi-Annual	3 Month USD LIBOR	2.600	123,625	123,589
USD	7,260	02/07/25	Quarterly	2.572	3 Month USD LIBOR	(386,990)	(394,438)
USD	30,300	02/07/22	Semi-Annual	3 Month USD LIBOR	2.526	620,549	638,133
JPY	9,730	02/08/34	Semi-Annual	0.336	6 Month USD LIBOR	(3,164)	(3,166)
USD	540	02/15/49	Quarterly	2.898	3 Month USD LIBOR	(141,693)	(141,707)
USD	1,990	02/14/25	Semi-Annual	3 Month USD LIBOR	2.620	110,776	110,744
USD	2,090	02/13/25	Semi-Annual	3 Month USD LIBOR	2.570	111,299	111,266
USD	940	03/26/29	Semi-Annual	3 Month USD LIBOR	2.600	84,185	84,167
USD	240	03/31/25	Quarterly	2.161	3 Month USD LIBOR	(8,122)	(8,126)
USD	1,260	03/29/30	Quarterly	2.357	3 Month USD LIBOR	(88,368)	(88,392)
USD	380	03/06/25	Quarterly	2.622	3 Month USD LIBOR	(21,239)	(21,245)
JPY	5,530	03/21/44	Semi-Annual	0.715	6 Month USD LIBOR	(4,072)	(4,073)
USD	4,470	03/30/22	Semi-Annual	3 Month USD LIBOR	2.033	50,904	50,844
USD	720	04/03/25	Quarterly	2.312	3 Month USD LIBOR	(29,579)	(29,591)
USD	960	04/06/25	Quarterly	2.317	3 Month USD LIBOR	(39,718)	(39,734)
USD	4,970	10/25/21	Semi-Annual	3 Month USD LIBOR	2.318	73,670	73,829
USD	6,610	04/27/22	Semi-Annual	3 Month USD LIBOR	2.250	104,579	104,488
USD	6,450	04/27/21	Quarterly	2.277	3 Month USD LIBOR	(49,773)	(49,621)
USD	2,120	04/27/25	Quarterly	2.350	3 Month USD LIBOR	(91,136)	(91,171)
USD	90	10/15/29	Quarterly	1.527	3 Month USD LIBOR	671	669
USD	90	10/15/29	Quarterly	1.549	3 Month USD LIBOR	482	480
USD	90	10/15/29	Quarterly	1.562	3 Month USD LIBOR	373	371
USD	90	10/15/29	Quarterly	1.569	3 Month USD LIBOR	318	316
USD	180	10/15/29	Quarterly	1.571	3 Month USD LIBOR	594	590
USD	810	10/31/29	Semi-Annual	3 Month USD LIBOR	1.750	11,124	11,108
USD	3,155	10/31/24	Semi-Annual	3 Month USD LIBOR	3.170	256,502	256,444
USD	530	11/01/29	Semi-Annual	3 Month USD LIBOR	1.715	5,524	5,513
USD	240	11/04/29	Semi-Annual	3 Month USD LIBOR	1.662	1,303	1,298
USD	170	10/03/29	Semi-Annual	3 Month USD LIBOR	1.536	(1,177)	(1,180)
USD	380	10/08/29	Semi-Annual	3 Month USD LIBOR	1.456	(5,393)	(5,401)
EUR	390	10/06/23	Annual	6 Month EURIBOR	0.436	(1,543)	(1,551)
USD	95	10/15/29	Quarterly	1.626	3 Month USD LIBOR	(168)	(170)
USD	95	10/15/29	Quarterly	1.627	3 Month USD LIBOR	(181)	(183)
USD	95	10/15/29	Quarterly	1.616	3 Month USD LIBOR	(84)	(86)

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaps—(continued)

Centrally cleared interest rate swaps—(continued)

USD	190	10/15/29	Quarterly	1.668	3 Month USD LIBOR	(1,083)	(1,086)
USD	95	10/15/29	Quarterly	1.676	3 Month USD LIBOR	(617)	(619)
USD	95	10/15/29	Quarterly	1.666	3 Month USD LIBOR	(528)	(530)
USD	95	10/15/29	Quarterly	1.650	3 Month USD LIBOR	(381)	(383)
USD	280	10/17/29	Quarterly	1.678	3 Month USD LIBOR	(1,871)	(1,877)
USD	290	10/17/29	Quarterly	1.686	3 Month USD LIBOR	(2,155)	(2,161)
USD	140	10/17/29	Quarterly	1.619	3 Month USD LIBOR	(163)	(166)
USD	380	10/21/34	Quarterly	1.907	3 Month USD LIBOR	(2,519)	(2,526)
USD	380	10/22/34	Quarterly	1.933	3 Month USD LIBOR	(3,373)	(3,381)
USD	1,206	05/15/29	Quarterly	1.717	3 Month USD LIBOR	(14,231)	(14,255)
USD	220	10/23/39	Quarterly	2.098	3 Month USD LIBOR	(2,595)	(2,600)
USD	175	10/23/34	Quarterly	1.982	3 Month USD LIBOR	(2,288)	(2,292)
USD	175	10/23/34	Quarterly	1.976	3 Month USD LIBOR	(2,204)	(2,208)
USD	770	10/26/23	Quarterly	1.546	3 Month USD LIBOR	(1,928)	(1,941)
USD	195	10/29/29	Quarterly	1.732	3 Month USD LIBOR	(2,340)	(2,344)
USD	1,123	11/05/21	Semi-Annual	3 Month USD LIBOR	2.271	15,886	15,871
USD	1,103	11/05/21	Semi-Annual	3 Month USD LIBOR	2.265	15,474	15,459
USD	1,123	11/05/21	Semi-Annual	3 Month USD LIBOR	2.289	16,273	16,258
USD	250	05/18/31	Semi-Annual	3 Month USD LIBOR	2.447	18,247	18,242
USD	250	05/06/30	Quarterly	2.554	3 Month USD LIBOR	(22,029)	(22,034)
USD	7,060	06/02/22	Quarterly	1.870	3 Month USD LIBOR	(32,877)	(32,972)
USD	910	11/01/23	Quarterly	1.582	3 Month USD LIBOR	(2,898)	(2,913)
USD	910	11/01/23	Quarterly	1.606	3 Month USD LIBOR	(3,308)	(3,323)
USD	6,130	09/15/21	Annual	1.367	12 Month Federal Fund Rate	(12,042)	(12,144)
EUR	390	10/06/23	Semi-Annual	0.436	6 Month EURIBOR	—	—
EUR	380	09/28/23	Semi-Annual	0.000	6 Month EURIBOR	—	—
JPY	7,900	06/17/39	Semi-Annual	6 Month EURIBOR	0.295	(1)	(1)
USD	678	06/16/21	Semi-Annual	3 Month USD LIBOR	1.690	1,509	1,501
USD	120	06/22/31	Semi-Annual	3 Month USD LIBOR	2.102	4,905	4,903
USD	170	06/09/21	Quarterly	1.754	3 Month USD LIBOR	(479)	(481)
USD	13,730	06/15/21	Quarterly	1.770	3 Month USD LIBOR	(41,349)	(41,523)
USD	920	12/16/24	Quarterly	1.875	3 Month USD LIBOR	(17,598)	(17,613)
USD	460	06/15/50	Quarterly	2.350	3 Month USD LIBOR	(61,165)	(61,177)
JPY	7,900	06/17/39	Semi-Annual	0.295	6 Month USD LIBOR	(1,653)	(1,655)
USD	3,610	06/23/21	Semi-Annual	3 Month USD LIBOR	1.507	1,697	1,651
USD	790	07/30/29	Semi-Annual	3 Month USD LIBOR	1.967	30,552	30,536
USD	1,810	07/07/21	Quarterly	1.716	3 Month USD LIBOR	(4,684)	(4,708)
USD	1,810	07/07/21	Quarterly	1.702	3 Month USD LIBOR	(4,427)	(4,450)
USD	11,430	07/13/22	Semi-Annual	3 Month USD LIBOR	1.713	35,479	35,318
USD	180	07/05/49	Quarterly	2.378	3 Month USD LIBOR	(6,161)	(6,165)
USD	11,610	07/12/23	Quarterly	1.771	3 Month USD LIBOR	(38,892)	(39,060)
USD	3,390	07/14/22	Quarterly	1.741	3 Month USD LIBOR	(21,152)	(21,203)
USD	10,780	07/14/21	Semi-Annual	3 Month USD LIBOR	1.718	28,398	28,254

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaps—(continued)

Centrally cleared interest rate swaps—(continued)

EUR	4,430	07/26/23	Semi-Annual	0.290	6 Month EURIBOR	1,103	1,015
EUR	3,850	07/25/23	Semi-Annual	0.300	6 Month EURIBOR	1,819	1,743
USD	516	08/05/29	Semi-Annual	3 Month USD LIBOR	1.980	17,646	17,635
USD	2,240	08/04/21	Semi-Annual	3 Month USD LIBOR	1.528	1,937	1,906
USD	1,800	08/07/21	Semi-Annual	3 Month USD LIBOR	1.326	(1,994)	(2,019)
USD	110	11/07/49	Semi-Annual	3 Month USD LIBOR	1.863	1,865	1,862
USD	490	08/08/29	Semi-Annual	3 Month USD LIBOR	1.648	1,587	1,577
EUR	480	08/11/23	Annual	6 Month EURIBOR	0.454	(1,942)	(1,952)
USD	175	08/15/49	Semi-Annual	3 Month USD LIBOR	1.725	(3,035)	(3,040)
USD	1,820	08/18/21	Semi-Annual	3 Month USD LIBOR	1.295	(2,486)	(2,511)
USD	390	08/19/29	Semi-Annual	3 Month USD LIBOR	1.427	(6,788)	(6,796)
USD	390	08/19/29	Semi-Annual	3 Month USD LIBOR	1.409	(7,447)	(7,455)
USD	50	08/30/49	Quarterly	1.540	3 Month USD LIBOR	3,092	3,090
USD	7,190	08/04/21	Quarterly	1.752	3 Month USD LIBOR	(22,002)	(22,101)
USD	190	08/08/49	Quarterly	1.894	3 Month USD LIBOR	(4,447)	(4,452)
JPY	5,850	08/08/39	Semi-Annual	0.167	6 Month USD LIBOR	204	202
USD	160	08/16/49	Quarterly	1.709	3 Month USD LIBOR	1,763	1,760
USD	160	08/16/49	Quarterly	1.634	3 Month USD LIBOR	6,299	6,282
USD	50	08/16/49	Quarterly	1.637	3 Month USD LIBOR	1,932	1,931
USD	130	08/17/49	Quarterly	1.667	3 Month USD LIBOR	1,806	1,803
USD	150	08/19/49	Quarterly	1.559	3 Month USD LIBOR	8,605	8,601
USD	150	08/19/49	Quarterly	1.587	3 Month USD LIBOR	7,608	7,604
EUR	490	08/17/23	Annual	6 Month EURIBOR	0.577	(3,365)	(3,374)
USD	3,410	11/22/20	Semi-Annual	3 Month USD LIBOR	1.528	(4,743)	(4,788)
USD	375	08/22/34	Quarterly	1.645	3 Month USD LIBOR	5,817	5,809
USD	13,400	09/15/21	Annual	1.100	12 Month Federal Fund Rate	33,987	35,329
JPY	3,020	08/28/44	Semi-Annual	0.201	6 Month USD LIBOR	698	697
USD	1,820	09/02/21	Semi-Annual	3 Month USD LIBOR	1.221	(3,720)	(3,746)
USD	1,820	09/02/21	Semi-Annual	3 Month USD LIBOR	1.228	(3,586)	(3,612)
USD	910	09/02/21	Semi-Annual	3 Month USD LIBOR	1.205	(1,998)	(2,011)
USD	250	12/12/49	Semi-Annual	3 Month USD LIBOR	1.770	(1,335)	(1,342)
EUR	660	09/14/23	Semi-Annual	0.500	6 Month EURIBOR	—	13
EUR	390	09/14/23	Semi-Annual	0.433	6 Month EURIBOR	—	8
USD	2,140	09/08/21	Semi-Annual	3 Month USD LIBOR	1.175	(5,298)	(5,329)
USD	1,270	05/15/29	Quarterly	1.595	3 Month USD LIBOR	(1,398)	(1,424)
EUR	390	09/14/23	Annual	6 Month EURIBOR	0.433	(1,466)	(1,474)
EUR	660	09/14/23	Annual	6 Month EURIBOR	0.500	(3,492)	(3,506)
USD	2,440	09/25/21	Quarterly	2.000	3 Month USD LIBOR	(18,812)	(18,851)
USD	1,810	09/28/21	Semi-Annual	3 Month USD LIBOR	1.359	(1,116)	(1,143)
USD	6,500	03/27/21	Quarterly	1.560	3 Month USD LIBOR	(2,949)	(3,044)
EUR	380	09/28/23	Annual	6 Month EURIBOR	0.450	(1,606)	(1,614)
USD	6,510	03/30/21	Quarterly	1.560	3 Month USD LIBOR	(3,042)	(3,138)
Total						482,907	491,410

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaps—(concluded)

OTC credit default swap agreements on corporate issues—sell protection13

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[12]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
JPMCB	Berkshire Hathaway, Inc., bond 2.75%, due 03/15/23	USD	130,000	12/20/2022	Quarterly	1.000%	(1,885)	3,224	1,339
JPMCB	Bristol-Myers Squibb Co., bond, 6.80%, due 11/15/26	USD	25,000	12/20/2022	Quarterly	1.000	(592)	695	103
BOA	Honeywell International, Inc., bond, 5.70%, due 03/15/36	USD	40,000	12/20/2022	Quarterly	1.000	(860)	1,151	291
JPMCB	Johnson & Johnson, bond, 1.65%, due 03/01/21	USD	65,000	12/20/2022	Quarterly	1.000	(1,660)	1,712	52
JPMCB	Pfizer, Inc., bond, 2.20%, due 12/15/21	USD	90,000	12/20/2022	Quarterly	1.000	(2,159)	2,486	327
JPMCB	The Procter & Gamble Co., bond, 1.60%, due 11/15/18	USD	90,000	12/20/2022	Quarterly	1.000	(2,159)	2,657	498
JPMCB	The Sherwin-Williams Co., bond, 7.38%, due 02/01/27	USD	40,000	12/20/2022	Quarterly	1.000	(496)	921	425
Total							(9,811)	12,846	3,035

OTC credit default swap agreeme on credit indices—sell protection14

Counterparty	Referenced obligations12,	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)	Upfront payments received (made) ($)	Value ($)	Unrealized (depreciation) ($)
MSCI	CDX.NA.IG.33 Index	USD	13,815,000	12/20/2024	Quarterly	1.000%	279,023	(318,510)	(39,487)
CSI	CMBX.NA.BBB.10 Index	USD	700,000	11/17/2059	Monthly	1.000	(38,503)	11,751	(26,752)
CSI	CMBX.NA.BBB.10 Index	USD	1,065,000	11/17/2059	Monthly	1.000	(45,865)	17,878	(27,987)
Total							194,655	(288,881)	(94,226)

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BNP	EUR	9,235,000	USD	10,114,384	11/05/19	(186,078)
CITI	USD	419,513	EUR	376,000	11/05/19	(133)
HSBC	EUR	186,000	USD	207,233	11/05/19	(226)
RBS	USD	10,036,186	EUR	9,036,000	11/05/19	42,317
RBS	EUR	9,036,000	USD	10,055,116	12/04/19	(42,250)
Net unrealized depreciation						(186,370)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	61,532,098	—	61,532,098
Federal home loan bank certificate	—	782,657	—	782,657
Federal home loan mortgage corporation certificates	—	19,202,189	—	19,202,189
Federal national mortgage association certificates	—	86,226,333	—	86,226,333
Government national mortgage association certificates	—	44,878,429	—	44,878,429
Collateralized mortgage obligations	—	25,673,255	—	25,673,255
Asset-backed securities	—	14,298,414	—	14,298,414
Corporate bonds	—	136,378,551	—	136,378,551
Non-US government obligations	—	5,453,414	—	5,453,414
Municipal bonds	—	1,744,275	—	1,744,275
Options purchased	194,619	—	—	194,619
Swaptions purchased	—	1,937,865	—	1,937,865
Short-term investment	—	728,770	—	728,770
Investment of cash collateral from securities loaned	—	10,796,063	—	10,796,063
Futures contracts	211,507	—	—	211,507
Swap agreements	—	2,166,245	—	2,166,245
Forward foreign currency contracts	—	42,317	—	42,317
Total	406,126	411,840,875	—	412,247,001

Liabilities
Investments sold short	—	(60,633,509)	—	(60,633,509)
Options written	(159,500)	—	—	(159,500)
Swaptions written	—	(2,803,276)	—	(2,803,276)
Futures contracts	(241,033)	—	—	(241,033)
Swap agreements	—	(1,959,373)	—	(1,959,373)
Forward foreign currency contracts	—	(228,687)	—	(228,687)
Total	(400,533)	(65,624,845)	—	(66,025,378)

At October 31, 2019, there were no transfers in or out of Level 3.

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Portfolio footnotes

*	In US dollars unless otherwise indicated.

†	Amount represents less than 0.05%

1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $45,367,426, represented 13.0% of the Fund’s net assets at period end.

3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

6

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7	Security, or portion thereof, was on loan at the period end.

8	Zero coupon bond.

9	Perpetual investment. Date shown reflects the next call date.

10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

11

Includes $11,492,871 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $10,796,063 and cash collateral of $885,777.

12	Payments made or received are based on the notional amount.

13

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

14

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
US government obligations—36.8%
US Treasury Bonds
2.500%, due 02/15/45	53,400,000	56,731,242
2.750%, due 08/15/42	5,770,000	6,395,459
2.750%, due 11/15/42	3,200,000	3,546,000
2.875%, due 05/15/43	3,500,000	3,960,742
2.875%, due 08/15/45	8,500,000	9,675,723
3.000%, due 11/15/44	7,200,000	8,352,844
3.000%, due 05/15/45[2]	200,000	232,539
3.000%, due 02/15/48	500,000	586,172
3.125%, due 08/15/44	4,000,000	4,734,844
3.375%, due 05/15/44	600,000	738,398
3.625%, due 02/15/44	1,400,000	1,787,570
US Treasury Inflation Index Bonds (TIPS)
0.750%, due 02/15/42	1,476,033	1,543,635
0.875%, due 02/15/47	1,806,811	1,943,603
1.000%, due 02/15/46[2]	2,577,016	2,845,712
1.000%, due 02/15/48	4,078,368	4,530,944
1.000%, due 02/15/49	1,121,516	1,253,484
1.375%, due 02/15/44	1,541,162	1,831,022
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/21	23,046,212	22,865,099
0.375%, due 07/15/23	4,409,760	4,444,937
0.375%, due 07/15/25	5,084,789	5,158,989
0.625%, due 01/15/26	2,807,324	2,879,907
0.750%, due 07/15/28	16,966,528	17,833,967
0.875%, due 01/15/29	9,652,570	10,252,261
US Treasury Notes
1.625%, due 02/15/26	845,000	846,551
1.750%, due 06/30/24	5,400,000	5,453,789
1.875%, due 08/31/22	9,600,000	9,696,750
2.000%, due 01/31/20	1,495,000	1,496,460
2.000%, due 01/15/21	895,000	899,335
2.000%, due 02/28/21	16,900,000	16,993,082
2.000%, due 10/31/22[2]	1,000,000	1,014,062
2.125%, due 09/30/21	27,500,000	27,788,965
2.125%, due 09/30/24	10,900,000	11,201,027
2.250%, due 04/30/21	6,500,000	6,562,969
2.250%, due 08/15/27	5,000,000	5,229,102
2.625%, due 02/15/29	6,700,000	7,243,328

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
US government obligations—(concluded)
2.750%, due 02/15/28	5,605,000	6,084,052
Total US government obligations (cost—$263,150,141)		274,634,565

Government national mortgage association certificates—11.6%
GNMA II
4.000%, due 06/20/49	790,342	822,946
4.500%, due 06/20/49	2,000,000	2,102,515
5.000%, due 04/20/49	1,063,535	1,124,869
5.000%, due 05/20/49	972,929	1,029,267
GNMA II ARM
1 year CMT + 1.500%,
3.750%, due 07/20/25[3]	1,936	1,989
1 year CMT + 1.500%,
3.875%, due 05/20/26[3]	6,770	6,985
1 year CMT + 1.500%,
4.000%, due 01/20/26[3]	3,516	3,600
1 year CMT + 1.500%,
4.125%, due 11/20/23[3]	1,251	1,277
GNMA II TBA
3.500%	3,800,000	3,938,937
4.000%	58,300,000	60,578,084
5.000%	15,900,000	16,777,851
Total government national mortgage association certificates (cost—$86,295,270)		86,388,320

Federal home loan mortgage corporation certificates—0.1%
FHLMC
7.645%, due 05/01/25	709,883	803,871
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
4.815%, due 03/01/36[3]	13,418	13,682
Total federal home loan mortgage corporation certificates (cost—$723,983)		817,553

Federal housing administration certificates—0.0%†
FHA GMAC
7.430%, due 06/01/21	173	174

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Federal housing administration certificates—(concluded)
FHA Reilly
7.430%, due 10/01/20	313	314
Total federal housing administration certificates (cost—$485)		488

Federal national mortgage association certificates—4.5%
FNMA
3.310%, due 07/01/23	588,049	615,511
3.500%, due 11/01/21	1,022,327	1,049,522
4.500%, due 04/01/29	133,354	141,818
5.154%, due 11/01/34	2,888,613	2,884,066
FNMA ARM
12 mo. MTA + 1.400%,
3.847%, due 08/01/40[3]	21,330	21,214
6 mo. USD LIBOR + 1.538%,
4.163%, due 01/01/36[3]	22,613	23,564
12 mo. USD LIBOR + 1.942%,
4.192%, due 09/01/35[3]	6,505	6,798
12 mo. USD LIBOR + 1.420%,
4.545%, due 03/01/36[3]	9,870	9,988
1 year CMT + 2.102%,
4.663%, due 05/01/30[3]	26,892	27,837
12 mo. USD LIBOR + 1.585%,
4.710%, due 12/01/35[3]	22,789	23,797
12 mo. USD LIBOR + 2.015%,
4.765%, due 06/01/36[3]	7,943	7,996
1 year CMT + 2.223%,
4.772%, due 04/01/27[3]	7,909	8,226
12 mo. USD LIBOR + 1.780%,
4.780%, due 11/01/35[3]	4,084	4,199
12 mo. USD LIBOR + 1.814%,
4.863%, due 03/01/36[3]	22,499	23,826
12 mo. USD LIBOR + 1.889%,
4.963%, due 03/01/36[3]	31,516	32,697
1 year CMT + 2.250%,
5.000%, due 05/01/27[3]	5,043	5,135
12 mo. USD LIBOR + 1.912%,
5.037%, due 02/01/36[3]	25,162	26,296
12 mo. USD LIBOR + 1.912%,
5.037%, due 03/01/36[3]	22,514	23,458
1 year CMT + 2.645%,
5.270%, due 01/01/36[3]	23,514	24,857
FNMA ARM COFI
3.250%, due 11/01/26[4]	11,167	10,162
UMBS TBA
3.000%	14,770,000	14,997,376
3.500%	4,310,000	4,434,557

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Federal national mortgage association certificates—(concluded)
4.000%	8,200,000		8,514,651
4.500%	1,000,000		1,052,677
Total federal national mortgage association certificates (cost—$33,945,618)			33,970,228

Collateralized mortgage obligations—12.3%
Alba PLC,
Series 2007-1, Class A3,
3 mo. LIBOR GBP + 0.170%,
0.953%, due 03/17/39[3,5]	GBP	441,910	538,225
ARM Trust,
Series 2005-5, Class 2A1,
4.484%, due 09/25/35[6]	89,063		85,831
Ashford Hospitality Trust,
Series KEYS, Class A,
1 mo. USD LIBOR + 1.000%,
2.914%, due 05/15/35[3,7]	1,500,000		1,499,065
Banc of America Funding Trust,
Series 2005-D, Class A1,
4.779%, due 05/25/35[6]	413,724		424,427
Banc of America Merrill Lynch Large Loan,
Series 2012-PARK, Class A,
2.959%, due 12/10/30[7]	1,000,000		1,028,476
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
4.973%, due 07/20/32[6]	582		603
BBCCRE Trust,
Series 2015-GTP, Class A,
3.966%, due 08/10/33[7]	3,600,000		3,898,023
BCAP LLC Trust,
Series 2011-RR10, Class 3A5,
4.963%, due 06/26/35[6,7]	103,976		103,756
Series 2014-RR5, Class 1A3,
1 mo. USD LIBOR + 0.225%,
2.468%, due 01/26/36[3,7]	395,302		392,206
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A,
4.544%, due 10/25/33[6]	4,000		4,262
Series 2004-9, Class 2A1,
4.133%, due 09/25/34[6]	239,773		233,902
Series 2005-7, Class 22A1,
4.197%, due 09/25/35[6]	436,024		362,864
Series 2006-1, Class 21A2,
3.993%, due 02/25/36[6]	565,480		490,801

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1,
5.038%, due 04/25/33[6]	10,772	11,210
Series 2003-5, Class 2A1,
4.479%, due 08/25/33[6]	75,650	75,797
Series 2004-3, Class 1A2,
4.317%, due 07/25/34[6]	65,894	65,289
Series 2004-6, Class 2A1,
3.940%, due 09/25/34[6]	402,739	409,020
Series 2004-7, Class 1A1,
4.250%, due 10/25/34[6]	142,920	138,977
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	1,594,304	1,569,036
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	632,381	425,782
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO,
1.365%, due 02/10/48[6]	3,450,134	191,722
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A,
1 year CMT + 2.400%,
4.810%, due 05/25/35[3]	129,761	132,207
Series 2005-4, Class A,
4.628%, due 08/25/35[6]	359,872	371,249
Series 2005-6, Class A2,
1 year CMT + 2.150%,
4.550%, due 09/25/35[3]	26,766	27,503
Series 2005-6, Class A3,
1 year CMT + 1.800%,
4.200%, due 09/25/35[3]	4,701	4,675
COMM Mortgage Trust,
Series 2014-LC15, Class XA, IO,
1.103%, due 04/10/47[6]	9,594,529	389,281
Series 2014-UBS3, Class XA, IO,
1.090%, due 06/10/47[6]	2,853,286	120,598
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	25,246	25,979
Series 2005-62, Class 2A1,
12 mo. MTA + 1.000%,
3.390%, due 12/25/35[3]	170,237	155,393
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	453,156	373,116
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A,
4.944%, due 01/25/34[6,7]	593,085	592,175

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2004-12, Class 11A2,
3.801%, due 08/25/34[6]	187,452	180,712
Series 2004-12, Class 12A1,
4.140%, due 08/25/34[6]	12,414	12,520
Series 2005-HYB9, Class 5A1,
12 mo. USD LIBOR + 1.750%,
3.793%, due 02/20/36[3]	169,042	167,934
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD LIBOR + 0.260%,
2.106%, due 08/19/45[3]	216,790	213,297
FHLMC REMIC,
Series 0023, Class KZ,
6.500%, due 11/25/23	19,316	20,428
Series 1278, Class K,
7.000%, due 05/15/22	2,552	2,621
Series 1367, Class KA,
6.500%, due 09/15/22	184	193
Series 1502, Class PX,
7.000%, due 04/15/23	66,596	70,344
Series 1503, Class PZ,
7.000%, due 05/15/23	19,483	20,706
Series 1534, Class Z,
5.000%, due 06/15/23	21,440	22,067
Series 1562, Class Z,
7.000%, due 07/15/23	37,920	40,291
Series 1694, Class Z,
6.500%, due 03/15/24	14,620	15,703
Series 2017-DNA1, Class M2,
1 mo. USD LIBOR + 3.250%,
5.073%, due 07/25/29[3]	515,000	539,853
Series 2017-DNA2, Class M2,
1 mo. USD LIBOR + 3.450%,
5.273%, due 10/25/29[3]	1,190,000	1,263,541
Series 2017-DNA3, Class M2,
1 mo. USD LIBOR + 2.500%,
4.323%, due 03/25/30[3]	320,000	326,406
Series 2017-HQA2, Class M2,
1 mo. USD LIBOR + 2.650%,
4.473%, due 12/25/29[3]	1,320,000	1,354,891
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
4.318%, due 09/25/30[3]	870,000	876,374
Series 2061, Class Z,
6.500%, due 06/15/28	56,864	63,302

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
2.421%, due 01/15/32[3]	35,161	35,329
Series 2764, Class LZ,
4.500%, due 03/15/34	495,152	523,413
Series 2764, Class ZG,
5.500%, due 03/15/34	1,509,323	1,684,226
Series 2835, Class JZ,
5.000%, due 08/15/34	317,373	351,511
Series 2921, Class PG,
5.000%, due 01/15/35	1,759,325	1,954,599
Series 2983, Class TZ,
6.000%, due 05/15/35	1,060,731	1,204,053
Series 3149, Class CZ,
6.000%, due 05/15/36	1,248,701	1,438,165
Series T-054, Class 2A,
6.500%, due 02/25/43	432,550	508,924
Series T-058, Class 2A,
6.500%, due 09/25/43	287,477	325,863
Series T-075, Class A1,
1 mo. USD LIBOR + 0.040%,
2.058%, due 12/25/36[3]	15,263	15,295
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
4.588%, due 08/25/35[6]	17,314	14,491
FNMA Connecticut Avenue Securities,
Series 2017-C02, Class 2M2,
1 mo. USD LIBOR + 3.650%,
5.473%, due 09/25/29[3]	1,508,000	1,580,974
Series 2017-C03, Class 1M2,
1 mo. USD LIBOR + 3.000%,
4.823%, due 10/25/29[3]	680,000	707,652
Series 2017-C03, Class 2M2,
1 mo. USD LIBOR + 2.800%,
4.623%, due 02/25/30[3]	410,000	417,955
Series 2017-C04, Class 2M2,
1 mo. USD LIBOR + 2.850%,
4.673%, due 11/25/29[3]	1,300,000	1,336,955
Series 2017-C05, Class 1M2,
1 mo. USD LIBOR + 2.200%,
4.023%, due 01/25/30[3]	515,000	521,061
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
4.473%, due 02/25/30[3]	320,000	326,733
Series 2017-C07, Class 2M2,
1 mo. USD LIBOR + 2.500%,
4.323%, due 05/25/30[3]	1,040,000	1,052,713

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2018-C01, Class 1M2,
1 mo. USD LIBOR + 2.250%,
4.073%, due 07/25/30[3]	725,000	732,038
Series 2018-C02, Class 2M2,
1 mo. USD LIBOR + 2.200%,
4.023%, due 08/25/30[3]	580,000	583,242
FNMA REMIC,
Series 1991-065, Class Z,
6.500%, due 06/25/21	266	271
Series 1992-129, Class L,
6.000%, due 07/25/22	779	810
Series 1993-060, Class Z,
7.000%, due 05/25/23	17,634	18,747
Series 1993-070, Class Z,
6.900%, due 05/25/23	2,717	2,874
Series 1993-096, Class PZ,
7.000%, due 06/25/23	14,056	14,916
Series 1993-160, Class ZB,
6.500%, due 09/25/23	6,766	7,071
Series 1993-163, Class ZB,
7.000%, due 09/25/23	1,459	1,545
Series 1998-066, Class FG,
1 mo. USD LIBOR + 0.300%,
2.123%, due 12/25/28[3]	7,925	7,866
Series 1999-W4, Class A9,
6.250%, due 02/25/29	143,413	155,488
Series 2000-034, Class F,
1 mo. USD LIBOR + 0.450%,
2.273%, due 10/25/30[3]	2,531	2,512
Series 2002-080, Class A1,
6.500%, due 11/25/42	570,888	640,384
Series 2003-064, Class AH,
6.000%, due 07/25/33	1,307,591	1,487,587
Series 2003-W8, Class 2A,
7.000%, due 10/25/42	24,703	28,800
Series 2004-T1, Class 1A1,
6.000%, due 01/25/44	355,387	402,427
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	415,546	475,066
Series 2005-024, Class ZE,
5.000%, due 04/25/35	585,324	646,427
Series 2005-120, Class ZU,
5.500%, due 01/25/36	1,516,722	1,687,844
Series 2006-065, Class GD,
6.000%, due 07/25/26	487,922	526,029

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Trust 1993-037, Class PX,
7.000%, due 03/25/23	3,277	3,436
Trust G92-040, Class ZC,
7.000%, due 07/25/22	1,760	1,827
GNMA REMIC,
Trust Series 2003-98, Class Z,
6.000%, due 11/20/33	3,868,205	4,382,394
Trust Series 2005-26, Class ZA,
5.500%, due 01/20/35	8,318,506	9,219,578
Trust Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
2.689%, due 08/20/65[3]	1,347,304	1,345,702
Trust Series 2016-154, Class WF,
1 mo. USD LIBOR + 0.400%,
2.432%, due 11/20/45[3]	571,911	570,683
Trust Series 2016-H11, Class F,
1 mo. USD LIBOR + 0.800%,
2.889%, due 05/20/66	999,615	1,006,026
Trust Series 2016-H15, Class FA,
1 mo. USD LIBOR + 0.800%,
2.889%, due 07/20/66[3]	1,849,962	1,861,489
Trust Series 2016-H19, Class FE,
1 mo. USD LIBOR + 0.370%,
2.459%, due 06/20/61[3]	33,168	33,164
Trust Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
2.382%, due 05/20/47[3]	806,530	808,204
Trust Series 2018-38, Class WF,
1 mo. USD LIBOR + 0.300%,
2.332%, due 10/20/43[3]	2,109,365	2,100,665
GS Residential Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
4.436%, due 09/25/35[6]	219,274	225,848
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
2.546%, due 01/19/35[3]	36,886	34,089
Series 2005-4, Class 3A1,
4.389%, due 07/19/35[6]	195,820	185,448
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A,
1 mo. USD LIBOR + 1.000%,
2.914%, due 06/15/32[3,7]	1,783,811	1,783,802
Series 2018-PHH, Class A,
1 mo. USD LIBOR + 0.910%,
2.824%, due 06/15/35[3,7]	1,550,537	1,550,536

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
JPMorgan Mortgage Trust,
Series 2005-A8, Class 1A1,
3.999%, due 11/25/35[6]	630,785		590,917
Series 2006-A4, Class 2A2,
4.282%, due 06/25/36[6]	298,714		272,565
Ludgate Funding PLC,
Series 2007-1, Class A2A,
3 mo. LIBOR GBP + 0.160%,
0.920%, due 01/01/61[3,5]	GBP	1,581,692	1,911,362
Series 2008-W1X, Class A1,
3 mo. LIBOR GBP + 0.600%,
1.360%, due 01/01/61[3,5]	GBP	684,224	857,564
Mansard Mortgages,
Series 2007-1X, Class A2,
3 mo. LIBOR GBP + 0.180%,
0.965%, due 04/15/47[3,5]	GBP	1,020,121	1,251,845
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class B,
3.446%, due 07/13/29[6,7]	1,800,000		1,828,222
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[7]	655,211		670,206
Nomura Resecuritization Trust,
Series 2014-7R, Class 2A3,
1 mo. USD LIBOR + 0.200%,
2.218%, due 12/26/35[3,7]	902,404		895,816
OBX Trust,
Series 2019-EXP2, Class 2A1A,
1 mo. USD LIBOR + 0.900%,
2.723%, due 06/25/59[3,7]	455,664		455,675
Reperforming Loan REMIC Trust,
Series 2006-R1, Class AF1,
1 mo. USD LIBOR + 0.340%,
2.163%, due 01/25/36[3,7]	761,170		741,979
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	423,932		443,770
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD LIBOR + 0.200%,
2.046%, due 07/20/36[3]	131,016		127,804
Structured ARM Loan Trust,
Series 2004-8, Class 3A,
4.393%, due 07/25/34[6]	290,990		295,174

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
2.506%, due 09/19/32[3]	66,355		65,837
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.210%,
2.033%, due 04/25/36[3]	1,371,490		1,372,675
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
4.007%, due 09/25/37[6]	717,332		721,795
Towd Point Mortgage Funding,
Series 2019-A13A, Class A1,
SONIA3M IR + 0.900%,
2.866%, due 07/20/45[3,7]	GBP	5,200,000	6,706,621
United States Small Business Administration,
Series 1999-20K, Class 1,
7.060%, due 11/01/19	4,911		4,911
Series 2002-20K, Class 1,
5.080%, due 11/01/22	119,816		123,106
Series 2005-20H, Class 1,
5.110%, due 08/01/25	156,642		165,451
Series 2007-20D, Class 1,
5.320%, due 04/01/27	631,156		671,359
Uropa Securities PLC,
Series 2007-1, Class A3A,
3 mo. LIBOR GBP + 0.200%,
0.974%, due 10/10/40[3,5]	GBP	2,831,412	3,455,803
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A,
12 mo. MTA + 1.400%,
3.790%, due 06/25/42[3]	15,874		15,886
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.290%,
2.113%, due 10/25/45[3]	523,776		522,000
Series 2006-AR2, Class 2A1,
3.745%, due 03/25/36[6]	581,183		546,472
Series 2006-AR9, Class 1A,
12 mo. MTA + 1.000%,
3.390%, due 08/25/46[3]	600,137		562,254
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1,
4.656%, due 12/25/33[6]	87,895		91,580
Series 2004-DD, Class 2A6,
4.999%, due 01/25/35[6]	292,792		304,597
Series 2006-AR2, Class 2A1,
4.929%, due 03/25/36[6]	314,275		323,770

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO,
0.813%, due 09/15/57[6]	6,521,838	207,530
Series 2014-LC14, Class XA, IO,
1.224%, due 03/15/47[6]	3,429,578	138,405
Total collateralized mortgage obligations (cost—$88,495,939)		92,210,331

Asset-backed securities—7.9%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD LIBOR + 0.580%,
2.403%, due 07/25/34[3]	860,098	851,993
Ally Auto Receivables Trust,
Series 2018-3, Class A2,
2.720%, due 05/17/21	418,946	419,199
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[7]	440,000	459,712
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class A2B,
1 mo. USD LIBOR + 0.230%,
2.108%, due 07/19/21[3]	160,999	160,995
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2017-FL1, Class A,
1 mo. USD LIBOR + 1.300%,
3.214%, due 04/15/27[3,7]	2,000,000	1,999,996
Avery Point III CLO Ltd.,
Series 2013-3A, Class AR,
3 mo. USD LIBOR + 1.120%,
3.123%, due 01/18/25[3,7]	135,710	135,746
Avery Point IV CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 1.100%,
3.040%, due 04/25/26[3,7]	621,665	622,010
California Street CLO XII Ltd.,
Series 2013-12A, Class AR,
3 mo. USD LIBOR + 1.030%,
3.031%, due 10/15/25[3,7]	1,164,129	1,164,952
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 0.640%,
2.463%, due 06/25/34[3]	414,457	413,534
Chesapeake Funding II LLC,
Series 2018-2A, Class A1,
3.230%, due 08/15/30[7]	1,482,680	1,503,951

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Asset-backed securities—(continued)
Series 2018-2A, Class A2,
1 mo. USD LIBOR + 0.370%,
2.284%, due 08/15/30[7]	1,482,680		1,479,104
Cork Street CLO Designated Activity Co.,
Series 1A, Class A1BE,
3 mo. Euribor + 0.760%,
0.760%, due 11/27/28[3,7]	EUR	2,400,000	2,676,792
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A,
6.172%, due 06/25/36[8]	323,292		151,872
Delta Funding Home Equity Loan Trust,
Series 1999-003, Class A1A,
1 mo. USD LIBOR + 0.820%,
2.734%, due 09/15/29[3]	43,863		43,658
Evans Grove CLO Ltd.,
Series 2018-1A, Class A1,
3 mo. USD LIBOR + 0.920%,
3.064%, due 05/28/28[3,7]	1,600,000		1,586,411
Figueroa CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
2.901%, due 01/15/27[3,7]	991,608		990,037
First Frankin Mortgage Loan Trust,
Series 2005-FFH3, Class M2,
1 mo. USD LIBOR + 0.795%,
2.618%, due 09/25/35[3]	354,847		355,962
Gallatin CLO IX Ltd.,
Series 2018-1A, Class A,
3 mo. USD LIBOR + 1.050%,
3.016%, due 01/21/28[3,7]	1,600,000		1,595,270
GMF Floorplan Owner Revolving Trust,
Series 2018-2, Class A2,
1 mo. USD LIBOR + 0.380%,
2.294%, due 03/15/23[7]	1,900,000		1,900,183
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD LIBOR + 0.140%,
1.963%, due 06/25/36[3]	1,569,472		1,544,336
Home Equity Asset Trust,
Series 2005-2, Class M5,
1 mo. USD LIBOR + 1.095%,
2.918%, due 07/25/35[3]	884,884		892,399

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
Jamestown CLO V Ltd.,
Series 2014-5A, Class AR,
3 mo. USD LIBOR + 1.220%,
3.222%, due 01/17/27[3,7]	653,395	653,394
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1,
1 mo. USD LIBOR + 0.390%,
2.213%, due 05/25/35[3]	2,400,000	2,397,006
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1,
1 mo. USD LIBOR + 0.170%,
1.993%, due 04/25/36[3]	302,054	301,758
Series 2007-CH1, Class MV2,
1 mo. USD LIBOR + 0.280%,
2.103%, due 11/25/36[3]	1,680,000	1,675,955
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A,
1 mo. USD LIBOR + 1.130%,
3.044%, due 05/15/28[3,7]	1,600,000	1,600,986
Loomis Sayles CLO II Ltd.,
Series 2015-2A, Class A1R,
3 mo. USD LIBOR + 0.900%,
2.901%, due 04/15/28[3,7]	1,900,000	1,883,379
LP Credit Card ABS Master Trust,
Series 2018-1, Class A,
1 mo. USD LIBOR + 1.550%,
3.822%, due 08/20/24[3,7]	1,431,911	1,423,112
M360 LLC,
Series 2018-CRE1, Class A,
4.395%, due 07/24/28[7]	1,345,155	1,346,067
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD LIBOR + 0.705%,
2.528%, due 12/25/34[3]	219,445	209,162
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD LIBOR + 1.575%,
3.398%, due 11/25/32[3]	538,929	540,755
Mountain View CLO Ltd.,
Series 2014-1A, Class ARR,
3 mo. USD LIBOR + 0.800%,
2.801%, due 10/15/26[3,7]	923,890	919,797
Navient Private Education Loan Trust,
Series 2018-BA, Class A1,
1 mo. USD LIBOR + 0.350%,
2.271%, due 12/15/59[3,7]	406,481	406,481

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1,
3.010%, due 06/16/42[7]	697,606	702,252
New Century Home Equity Loan Trust,
Series 2005-B, Class M1,
1 mo. USD LIBOR + 0.480%,
2.303%, due 10/25/35[3]	1,900,000	1,852,907
Series 2005-D, Class A2D,
1 mo. USD LIBOR + 0.330%,
2.153%, due 02/25/36[3]	884,700	885,153
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class A,
3.430%, due 12/16/24[7]	1,600,000	1,626,463
RASC,
Series 2005-KS11 Trust, Class M2,
1 mo. USD LIBOR + 0.420%,
2.243%, due 12/25/35[3]	1,100,000	1,102,528
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2,
1 mo. USD LIBOR + 1.350%,
3.173%, due 12/25/34[3]	753,022	756,424
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
2.618%, due 03/25/35[3]	323,778	315,529
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
2.288%, due 03/25/36[3]	2,000,000	1,855,520
Sound Point CLO X Ltd.,
Series 2015-3A, Class AR,
3 mo. USD LIBOR + 0.890%,
2.856%, due 01/20/28[3,7]	1,600,000	1,595,949
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3,
1 mo. USD LIBOR + 0.180%,
2.003%, due 05/25/36[3]	360,895	360,675
Series 2006-OPT3, Class 2A4,
1 mo. USD LIBOR + 0.250%,
2.073%, due 06/25/36[3]	2,675,000	2,617,636
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	234,729	231,946
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
2.483%, due 02/25/35[3]	171,474	172,129

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(concluded)
Telos CLO Ltd.,
Series 2014-6A, Class A1R,
3 mo. USD LIBOR + 1.270%,
3.272%, due 01/17/27[3,7]	1,712,443	1,713,082
TICP CLO III-2 Ltd.,
Series 2018-3R, Class A,
3 mo. USD LIBOR + 0.840%,
2.806%, due 04/20/28[3,7]	1,300,000	1,293,013
Trillium Credit Card Trust II,
Series 2018-1A, Class A,
1 mo. USD LIBOR + 0.250%,
2.054%, due 02/27/23	1,800,000	1,800,516
TRTX Issuer Ltd.,
Series 2019-FL3, Class A,
1 mo. USD LIBOR + 1.150%,
3.150%, due 10/15/34[3,7]	1,500,000	1,502,324
Utah State Board of Regents,
Series 2017-1, Class A,
1 mo. USD LIBOR + 0.750%,
2.573%, due 01/25/57[3]	698,565	697,175
Verizon Owner Trust,
Series 2017-1A, Class A,
2.060%, due 09/20/21[7]	381,054	381,049
Westlake Automobile Receivables Trust,
Series 2018-3A, Class A2A,
2.980%, due 01/18/22[7]	1,110,508	1,113,131
WhiteHorse X Ltd.,
Series 2015-10A, Class A1R,
3 mo. USD LIBOR + 0.930%,
2.932%, due 04/17/27[3,7]	1,230,428	1,228,780
World Omni Auto Receivables Woart Trust,
Series 2019-A, Class A3,
3.040%, due 05/15/24	535,000	546,238
Total asset-backed securities (cost—$56,486,529)		58,656,383

Corporate bonds—58.1%
Advertising—0.0%†
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.000%, due 08/15/27[7]	46,000	48,186

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Advertising—(concluded)
5.875%, due 03/15/25
	160,000	165,200
		213,386
Aerospace & defense—0.3%
BBA US Holdings, Inc.
5.375%, due 05/01/26[7]	135,000	141,075
Spirit AeroSystems, Inc.
3.950%, due 06/15/23	1,500,000	1,552,376
TransDigm, Inc.
5.500%, due 11/15/27[7,9]	100,000	99,669
6.250%, due 03/15/26[7]	300,000	321,375
6.375%, due 06/15/26	180,000	188,325
7.500%, due 03/15/27	130,000	140,400
		2,443,220
Agriculture—0.3%
BAT Capital Corp.
2.764%, due 08/15/22	1,300,000	1,312,531
4.540%, due 08/15/47	710,000	686,096
Darling Ingredients, Inc.
5.250%, due 04/15/27[7]	70,000	73,500
		2,072,127
Airlines—1.1%
Air Canada Pass-Through Trust,
Series 2013-1, Class B,
5.375%, due 05/15/21[7]	1,328,159	1,366,398
American Airlines Pass-Through Trust,
Series 2013-2, Class A,
4.950%, due 01/15/23	1,291,184	1,354,509
Series 2017-2, Class A,
3.600%, due 10/15/29	918,816	943,952
Continental Airlines Pass-Through Trust,
Series 2009-2, Class A,
7.250%, due 11/10/19	681,319	682,032
Series 2012-2, Class A,
4.000%, due 10/29/24	1,119,055	1,183,931
JetBlue Pass Through Trust,
Series A,
2.950%, due 05/15/28[9]	2,200,000	2,204,400

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Spirit Airlines Pass Through Trust,
Series A,
4.100%, due 04/01/28	459,093		484,012
			8,219,234
Auto & truck—3.9%
Aviation Capital Group LLC
7.125%, due 10/15/20[7]	1,100,000		1,149,327
Avolon Holdings Funding Ltd.
3.950%, due 07/01/24[7]	565,000		586,583
General Motors Financial Co., Inc.
3 mo. USD LIBOR + 0.540%,
2.448%, due 11/06/20[3]	1,500,000		1,496,143
3.200%, due 07/13/20	1,300,000		1,308,129
3.550%, due 04/09/21	1,600,000		1,624,596
5.100%, due 01/17/24	1,725,000		1,863,297
General Motors Financial Co., Inc. EMTN
3 mo. Euribor + 0.550%,
0.147%, due 03/26/22[3,5]	EUR	1,200,000	1,328,697
Harley-Davidson Financial Services, Inc.
2.550%, due 06/09/22[7]	1,100,000		1,100,404
3 mo. USD LIBOR + 0.940%,
3.078%, due 03/02/21[3,7]	1,500,000		1,507,335
Hyundai Capital America
2.850%, due 11/01/22[7]	1,500,000		1,511,447
IHO Verwaltungs GmbH,
4.750% Cash or 5.500 PIK,
4.750%, due 09/15/26[7,10]	200,000		198,000
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.900%, due 02/01/24[7]	1,200,000		1,265,885
4.250%, due 01/17/23[7]	1,300,000		1,376,048
SMBC Aviation Capital Finance DAC
2.650%, due 07/15/21[7,11]	400,000		402,753
4.125%, due 07/15/23[7]	1,600,000		1,688,223
Volkswagen Bank GmbH EMTN
2.500%, due 07/31/26[5]	EUR	1,200,000	1,479,115
Volkswagen Group of America Finance LLC
2.700%, due 09/26/22[7]	670,000		676,441
2.850%, due 09/26/24[7]	1,500,000		1,520,385
3 mo. USD LIBOR + 0.860%,
2.972%, due 09/24/21[3,7]	1,500,000		1,507,690
3 mo. USD LIBOR + 0.940%,
3.121%, due 11/12/21[3,7]	1,500,000		1,508,820
4.625%, due 11/13/25[7]	1,500,000		1,666,201

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
4.750%, due 11/13/28[7]	1,500,000		1,701,160
ZF North America Capital, Inc.
4.000%, due 04/29/20[7]	900,000		904,503
			29,371,182
Auto parts & equipment—0.0%†
Goodyear Tire & Rubber Co./The
5.125%, due 11/15/23	40,000		40,595

Banking-non-US—8.0%
Bank of Ireland
(fixed, converts to FRN on 06/18/20),
7.375%, due 06/18/20[5,12]	EUR	949,000	1,095,528
Barclays Bank PLC
7.625%, due 11/21/22	1,600,000		1,789,600
Barclays PLC
3 mo. USD LIBOR + 1.625%,
3.635%, due 01/10/23[3]	2,000,000		2,018,321
4.375%, due 01/12/26	790,000		848,909
(fixed, converts to FRN on 02/15/22),
4.610%, due 02/15/23	1,100,000		1,149,094
4.836%, due 05/09/28	535,000		570,914
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29	1,100,000		1,239,146
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[12]	EUR	1,000,000	1,193,518
Commonwealth Bank of Australia
3.743%, due 09/12/39[7]	650,000		651,467
Cooperatieve Rabobank UA
3.875%, due 09/26/23[7]	1,500,000		1,591,101
Credit Suisse AG
6.500%, due 08/08/23[7]	500,000		555,625
Credit Suisse Group AG
3 mo. USD LIBOR + 1.240%,
3.372%, due 06/12/24[3,7]	1,600,000		1,616,680
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[7]	1,600,000		1,689,722
(fixed, converts to FRN on 12/11/23),
7.500%, due 12/11/23[7,12]	700,000		776,083
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25	2,000,000		2,110,788
3.800%, due 09/15/22	1,900,000		1,980,232
3.800%, due 06/09/23	3,200,000		3,352,610

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(continued)
Deutsche Bank AG
2.700%, due 07/13/20	700,000		700,242
3.300%, due 11/16/22	1,900,000		1,904,008
3.950%, due 02/27/23[11]	1,300,000		1,330,161
4.250%, due 10/14/21	1,100,000		1,127,884
HSBC Holdings PLC
3.400%, due 03/08/21	1,700,000		1,729,552
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[12]	870,000		903,060
Industrial & Commercial Bank of China Ltd. EMTN
3 mo. USD LIBOR + 0.875%,
2.992%, due 11/29/19[3,5]	1,500,000		1,500,629
Intesa Sanpaolo SpA,
Series XR,
4.000%, due 09/23/29[7,11]	1,500,000		1,520,786
Lloyds Bank PLC EMTN
7.500%, due 04/02/32[5,8]	2,200,000		1,869,042
Lloyds Banking Group PLC
3.000%, due 01/11/22	1,300,000		1,321,418
Lloyds Banking Group PLC MTN
4.000%, due 03/07/25	AUD	1,700,000	1,245,778
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.740%,
2.878%, due 03/02/23[3]	1,600,000		1,601,749
2.950%, due 03/01/21	748,000		756,777
3.455%, due 03/02/23	1,900,000		1,973,254
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24	1,100,000		1,153,349
Royal Bank of Scotland Group PLC
4.800%, due 04/05/26	315,000		349,448
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20[11,12]	1,100,000		1,120,625
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[12]	1,400,000		1,508,500
Santander UK Group Holdings PLC
2.875%, due 08/05/21	1,700,000		1,714,681
3.125%, due 01/08/21[11]	1,700,000		1,716,054
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[7]	1,500,000		1,559,731
Sumitomo Mitsui Financial Group, Inc.
2.696%, due 07/16/24	1,400,000		1,420,439

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
UniCredit SpA
7.830%, due 12/04/23[7]	3,300,000	3,872,253
United Overseas Bank Ltd.
3.200%, due 04/23/21[7]	1,600,000	1,626,162
		59,754,920
Banking-US—3.9%
Aviation Capital Group Corp.
6.750%, due 04/06/21[7]	4,820,000	5,106,576
Banco Santander SA
3.800%, due 02/23/28	380,000	400,782
Bank of America Corp.
(fixed, converts to FRN on 01/23/21),
2.738%, due 01/23/22	325,000	327,573
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	3,131,000	3,202,660
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28	530,000	567,074
Bank of America Corp. MTN
(fixed, converts to FRN on 07/23/23),
3.864%, due 07/23/24	1,600,000	1,690,643
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29	405,000	441,094
4.000%, due 01/22/25	1,500,000	1,601,425
4.125%, due 01/22/24	3,700,000	3,981,083
BBVA USA
3.500%, due 06/11/21[11]	1,600,000	1,630,320
CIT Group, Inc.
4.750%, due 02/16/24	55,000	58,850
5.000%, due 08/15/22	500,000	531,535
5.250%, due 03/07/25	45,000	49,556
6.125%, due 03/09/28	35,000	41,300
Discover Bank
4.200%, due 08/08/23	1,600,000	1,708,008
PNC Financial Services Group Inc/The
2.200%, due 11/01/24[9]	1,800,000	1,807,506
Synchrony Bank
3.650%, due 05/24/21	1,600,000	1,632,122
Wells Fargo & Co.
3 mo. USD LIBOR + 0.930%,
3.111%, due 02/11/22[3]	355,000	357,330
3 mo. USD LIBOR + 1.230%,
3.157%, due 10/31/23[3]	1,400,000	1,424,530

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
Wells Fargo & Co. MTN
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	1,500,000	1,550,753
Wells Fargo Bank NA
3.550%, due 08/14/23	735,000	772,488
		28,883,208
Beverages—0.9%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48	325,000	372,930
4.750%, due 04/15/58	555,000	648,845
5.800%, due 01/23/59	395,000	536,296
Keurig Dr Pepper, Inc.
4.057%, due 05/25/23	1,600,000	1,697,191
Pernod Ricard SA
4.250%, due 07/15/22[7]	1,500,000	1,582,410
Suntory Holdings Ltd.
2.250%, due 10/16/24[7]	1,500,000	1,493,637
		6,331,309
Biotechnology—0.4%
Celgene Corp.
3.250%, due 08/15/22	1,600,000	1,650,586
3.550%, due 08/15/22	930,000	969,279
		2,619,865
Building & construction—0.1%
Lennar Corp.
5.375%, due 10/01/22	125,000	133,750
Meritage Homes Corp.
7.000%, due 04/01/22	50,000	54,625
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[7]	70,000	72,450
Taylor Morrison Communities, Inc.
5.750%, due 01/15/28[7]	80,000	88,500
5.875%, due 06/15/27[7]	75,000	83,753
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[7]	140,000	151,025
Toll Brothers Finance Corp.
4.350%, due 02/15/28	75,000	77,977
4.875%, due 11/15/25	40,000	43,200
5.625%, due 01/15/24	105,000	114,712

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
TRI Pointe Group, Inc.
5.250%, due 06/01/27	50,000	51,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	30,000	32,325
		904,067
Building materials—0.2%
Fortune Brands Home & Security, Inc.
3.250%, due 09/15/29	1,400,000	1,420,011
JELD-WEN, Inc.
4.625%, due 12/15/25[7]	55,000	54,450
4.875%, due 12/15/27[7]	135,000	132,300
Masonite International Corp.
5.375%, due 02/01/28[7]	75,000	79,313
5.750%, due 09/15/26[7]	125,000	132,656
		1,818,730
Cable—0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750%, due 03/01/30[7]	70,000	71,313
5.000%, due 02/01/28[7]	210,000	219,712
5.125%, due 05/01/23[7]	180,000	184,275
5.250%, due 09/30/22	100,000	101,375
5.375%, due 05/01/25[7]	75,000	77,813
5.750%, due 02/15/26[7]	190,000	200,640
CSC Holdings LLC
5.500%, due 05/15/26[7]	200,000	210,750
5.500%, due 04/15/27[7]	200,000	212,002
5.750%, due 01/15/30[7]	235,000	247,337
7.500%, due 04/01/28[7]	200,000	225,000
		1,750,217
Chemicals—0.7%
CF Industries, Inc.
5.375%, due 03/15/44	110,000	112,750
7.125%, due 05/01/20	70,000	71,682
Element Solutions, Inc.
5.875%, due 12/01/25[7]	120,000	125,269
HB Fuller Co.
4.000%, due 02/15/27	75,000	73,500
Huntsman International LLC
5.125%, due 11/15/22	1,300,000	1,389,432

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
NOVA Chemicals Corp.
5.250%, due 08/01/23[7]	55,000	55,516
Olin Corp.
5.625%, due 08/01/29	120,000	124,592
PQ Corp.
6.750%, due 11/15/22[7]	170,000	175,525
Syngenta Finance N.V.
3.698%, due 04/24/20[7]	1,480,000	1,486,933
4.441%, due 04/24/23[7]	1,600,000	1,670,397
Tronox Finance PLC
5.750%, due 10/01/25[7]	30,000	28,275
Tronox, Inc.
6.500%, due 04/15/26[7]	55,000	52,800
WR Grace & Co-Conn
5.125%, due 10/01/21[7]	45,000	46,687
5.625%, due 10/01/24[7]	15,000	16,200
		5,429,558
Commercial services—1.2%
ADT Security Corp./The
3.500%, due 07/15/22	85,000	85,197
4.875%, due 07/15/32[7]	25,000	21,633
Advanced Disposal Services, Inc.
5.625%, due 11/15/24[7]	90,000	93,938
Aircastle Ltd.
5.500%, due 02/15/22	1,500,000	1,592,908
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.750%, due 07/15/27[7]	265,000	270,300
CDK Global, Inc.
4.875%, due 06/01/27	115,000	121,181
5.000%, due 10/15/24[8]	75,000	81,113
5.875%, due 06/15/26	55,000	58,850
Clean Harbors, Inc.
4.875%, due 07/15/27[7]	30,000	31,273
5.125%, due 07/15/29[7]	15,000	15,975
Harsco Corp.
5.750%, due 07/31/27[7]	125,000	129,846
Hertz Corp./The
5.500%, due 10/15/24[7]	175,000	173,617
7.125%, due 08/01/26[7]	145,000	149,712
IHS Markit Ltd.
5.000%, due 11/01/22[7]	901,000	963,209

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Iron Mountain US Holdings, Inc.
5.375%, due 06/01/26[7]	145,000	150,437
Iron Mountain, Inc.
4.875%, due 09/15/27[7]	60,000	61,800
4.875%, due 09/15/29[7]	100,000	102,375
5.250%, due 03/15/28[7]	385,000	404,250
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[7]	125,000	130,325
4.875%, due 11/01/24[7]	200,000	207,000
Moody’s Corp.
2.625%, due 01/15/23	1,700,000	1,726,716
PayPal Holdings, Inc.
2.850%, due 10/01/29	1,800,000	1,805,597
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[7]	220,000	229,350
Service Corp. International
5.125%, due 06/01/29	50,000	53,250
5.375%, due 05/15/24	90,000	92,813
ServiceMaster Co. LLC/The
5.125%, due 11/15/24[7]	195,000	202,069
United Rentals North America, Inc.
5.250%, due 01/15/30	35,000	36,794
		8,991,528
Communications equipment—0.9%
NXP BV/NXP Funding LLC
4.125%, due 06/01/21[7]	1,800,000	1,849,936
4.625%, due 06/15/22[7]	700,000	735,296
4.875%, due 03/01/24[7]	1,500,000	1,629,756
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,377,503
		6,592,491
Computers—0.7%
Apple, Inc.
2.450%, due 08/04/26	610,000	622,633
4.650%, due 02/23/46	455,000	569,740
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[7]	2,100,000	2,169,323
5.450%, due 06/15/23[7]	845,000	918,673
International Business Machines Corp.
4.150%, due 05/15/39	255,000	287,425
4.250%, due 05/15/49	555,000	630,649

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Computers—(concluded)
Western Digital Corp.
4.750%, due 02/15/26	180,000	183,375
		5,381,818
Construction & engineering—0.3%
AECOM
5.875%, due 10/15/24	35,000	37,756
frontdoor, Inc.
6.750%, due 08/15/26[7]	185,000	202,575
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[7]	1,800,000	1,863,517
		2,103,848
Consumer products—0.0%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[7]	15,000	15,338
5.750%, due 07/15/25	120,000	125,100
		140,438
Containers & packaging—0.0%†
Owens-Brockway Glass Container, Inc.
5.000%, due 01/15/22[7]	75,000	77,438
Sealed Air Corp.
5.250%, due 04/01/23[7]	75,000	80,062
5.500%, due 09/15/25[7]	70,000	76,300
		233,800
Distribution/wholesale—0.1%
IAA, Inc.
5.500%, due 06/15/27[7]	110,000	117,854
KAR Auction Services, Inc.
5.125%, due 06/01/25[7]	150,000	156,562
LKQ Corp.
4.750%, due 05/15/23	135,000	137,657
Performance Food Group, Inc.
5.500%, due 10/15/27[7]	50,000	52,875
		464,948
Diversified financials—4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 10/01/25	650,000	705,243
4.450%, due 04/03/26	1,800,000	1,943,826
5.000%, due 10/01/21	1,326,000	1,392,590

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financials—(continued)
AIG Global Funding
3.350%, due 06/25/21[7]	1,600,000		1,633,736
Air Lease Corp.
3.500%, due 01/15/22	1,600,000		1,645,327
Air Lease Corp. MTN
4.250%, due 02/01/24[11]	1,200,000		1,288,619
American Express Co.
3 mo. USD LIBOR + 0.620%,
2.756%, due 05/20/22[3]	195,000		195,913
BGC Partners, Inc.
5.375%, due 07/24/23	1,400,000		1,497,301
BOC Aviation Ltd.
3.500%, due 10/10/24[7,11]	1,500,000		1,542,224
Capital One Financial Corp.
3 mo. USD LIBOR + 0.950%,
3.052%, due 03/09/22[3]	355,000		357,853
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust,
Series 2012-1, Class A,
5.125%, due 11/30/22[7]	284,251		291,009
Emerald Bay SA
2.729%, due 10/08/20[7,13]	EUR	1,553,000	1,688,750
GE Capital UK Funding Unlimited Co. EMTN
5.125%, due 05/24/23[5]	GBP	1,000,000	1,426,023
Global Aircraft Leasing Co. Ltd.,
6.750% Cash or 7.250% PIK,
6.500%, due 09/15/24[7,10]	70,000		71,641
Goldman Sachs Group, Inc./The
2.600%, due 04/23/20	255,000		255,715
3 mo. USD LIBOR + 0.780%,
2.707%, due 10/31/22[3]	545,000		547,627
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	1,300,000		1,317,316
(fixed, converts to FRN on 04/23/28),
3.814%, due 04/23/29	1,005,000		1,067,590
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	455,000		492,220
5.150%, due 05/22/45	565,000		678,273
JPMorgan Chase & Co.
3.300%, due 04/01/26	1,200,000		1,263,179
Lazard Group LLC
4.375%, due 03/11/29[11]	400,000		436,345

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financials—(concluded)
LeasePlan Corp. N.V.
2.875%, due 10/24/24[7]	1,500,000	1,503,763
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[14]	1,900,000	23,560
1.000%, due 01/24/13[14]	4,500,000	56,250
1.000%, due 12/30/16[14]	900,000	11,160
LPL Holdings, Inc.
5.750%, due 09/15/25[7]	293,000	303,987
Navient Corp.
5.875%, due 10/25/24	25,000	25,563
Navient Corp. MTN
6.125%, due 03/25/24	70,000	73,171
8.000%, due 03/25/20	35,000	35,744
Series A,
5.625%, due 01/25/25	500,000	473,014
NTT Finance Corp. EMTN
1.900%, due 07/21/21[5]	2,000,000	1,991,918
Quicken Loans, Inc.
5.250%, due 01/15/28[7]	1,600,000	1,650,000
Rio Oil Finance Trust,
Series 2014-1,
9.250%, due 07/06/24[7]	1,095,909	1,219,198
Springleaf Finance Corp.
5.625%, due 03/15/23	40,000	43,050
6.125%, due 05/15/22	45,000	48,431
6.875%, due 03/15/25	1,345,000	1,523,212
7.125%, due 03/15/26	35,000	39,988
8.250%, due 12/15/20	50,000	53,188
Synchrony Financial
2.850%, due 07/25/22	1,150,000	1,163,361
		31,976,878
Diversified manufacturing—0.1%
General Electric Co.
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[12]	369,000	355,886

Electric utilities—2.5%
American Transmission Systems, Inc.
5.250%, due 01/15/22[7]	900,000	957,241
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	812,508

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric utilities—(concluded)
DTE Energy Co.
2.250%, due 11/01/22[9]	360,000	362,261
Series C,
3.400%, due 06/15/29	655,000	685,756
Duke Energy Corp.
3.550%, due 09/15/21	1,300,000	1,333,414
3.750%, due 04/15/24	1,700,000	1,806,590
LG&E & KU Energy LLC
4.375%, due 10/01/21	1,440,000	1,493,048
Mississippi Power Co.
3 mo. USD LIBOR + 0.650%,
2.750%, due 03/27/20[3]	1,900,000	1,900,716
NextEra Energy Capital Holdings, Inc.
3.200%, due 02/25/22	1,500,000	1,538,811
3.550%, due 05/01/27	1,700,000	1,811,053
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[7]	65,000	64,837
4.250%, due 07/15/24[7]	40,000	41,088
4.250%, due 09/15/24[7]	53,000	55,120
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[7]	2,100,000	2,378,899
NRG Energy, Inc.
5.250%, due 06/15/29[7]	35,000	37,537
6.625%, due 01/15/27	140,000	151,725
7.250%, due 05/15/26	105,000	114,978
Ohio Power Co.,
Series M,
5.375%, due 10/01/21	480,000	510,704
Sempra Energy
2.900%, due 02/01/23	2,178,000	2,212,284
Talen Energy Supply LLC
6.500%, due 06/01/25	45,000	33,751
6.625%, due 01/15/28[7]	150,000	144,750
7.250%, due 05/15/27[7]	150,000	149,625
		18,596,696
Electric-generation—0.5%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[7,11]	1,500,000	1,506,000
Calpine Corp.
5.375%, due 01/15/23	100,000	101,620
5.750%, due 01/15/25	175,000	179,375
5.875%, due 01/15/24[7]	140,000	143,080

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
Greenko Solar Mauritius Ltd.
5.950%, due 07/29/26[7,11]	1,300,000	1,313,131
Vistra Operations Co. LLC
5.000%, due 07/31/27[7]	210,000	217,350
5.500%, due 09/01/26[7]	60,000	63,403
5.625%, due 02/15/27[7]	90,000	95,400
		3,619,359
Electric-integrated—2.1%
Edison International
2.950%, due 03/15/23[11]	1,500,000	1,481,012
Enel Finance International N.V.
4.250%, due 09/14/23[7]	1,600,000	1,700,187
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,550,556
Evergy, Inc.
2.900%, due 09/15/29	585,000	588,237
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,550,447
PPL Capital Funding, Inc.
3.500%, due 12/01/22	1,700,000	1,761,894
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,284,049
		15,916,382
Electric/gas—0.1%
MPLX LP
3 mo. USD LIBOR + 0.900%,
3.002%, due 09/09/21[3]	445,000	446,704
4.700%, due 04/15/48	605,000	611,160
		1,057,864
Electronics—1.7%
Amkor Technology, Inc.
6.625%, due 09/15/27[7]	100,000	109,500
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.200%, due 01/15/21	1,100,000	1,100,075
3.000%, due 01/15/22	1,600,000	1,621,171
3.625%, due 01/15/24	1,800,000	1,854,599
Broadcom, Inc.
3.125%, due 10/15/22[7]	1,800,000	1,833,982
Energizer Holdings, Inc.
5.500%, due 06/15/25[7]	20,000	20,750

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electronics—(concluded)
6.375%, due 07/15/26[7]	135,000	143,951
7.750%, due 01/15/27[7]	165,000	182,738
Microchip Technology, Inc.
3.922%, due 06/01/21	1,300,000	1,331,331
4.333%, due 06/01/23	595,000	629,600
Micron Technology, Inc.
4.975%, due 02/06/26[11]	1,400,000	1,521,646
Monongahela Power Co.
3.550%, due 05/15/27[7]	1,800,000	1,903,202
Resideo Funding, Inc.
6.125%, due 11/01/26[7]	170,000	171,275
Sensata Tech, Inc.
4.375%, due 02/15/30[7]	20,000	20,138
Sensata Technologies UK Financing Co. PLC
6.250%, due 02/15/26[7]	65,000	69,550
		12,513,508
Finance-captive automotive—1.0%
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[7]	1,500,000	1,492,794
Depository Trust & Clearing Corp./The,
Series C,
(fixed, converts to FRN on 06/15/20),
4.875%, due 06/15/20[7,12]	2,000,000	2,017,500
International Lease Finance Corp.
5.875%, due 08/15/22	1,600,000	1,754,361
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[7]	80,000	75,400
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[7]	1,500,000	1,597,425
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, due 04/15/26[7]	405,000	415,378
9.250%, due 05/15/23[7]	57,000	59,964
		7,412,822
Finance-non-captive diversified—1.1%
Ford Motor Co.
4.346%, due 12/08/26	300,000	301,690
Ford Motor Credit Co. LLC
2.459%, due 03/27/20	2,800,000	2,800,154
2.597%, due 11/04/19	1,300,000	1,300,000
5.750%, due 02/01/21	970,000	1,003,997

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Finance-non-captive diversified—(concluded)
8.125%, due 01/15/20[11]	3,000,000	3,032,128
		8,437,969
Financial services—1.5%
Citigroup, Inc.
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	1,400,000	1,423,076
3 mo. USD LIBOR + 0.960%,
2.900%, due 04/25/22[3]	355,000	359,389
(fixed, converts to FRN on 10/27/27),
3.520%, due 10/27/28	280,000	295,059
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	755,000	812,609
4.400%, due 06/10/25	980,000	1,062,433
JPMorgan Chase & Co.
3 mo. USD LIBOR + 0.610%,
2.755%, due 06/18/22[3]	330,000	331,092
(fixed, converts to FRN on 07/23/23),
3.797%, due 07/23/24	1,600,000	1,692,302
(fixed, converts to FRN on 07/24/37),
3.882%, due 07/24/38	415,000	455,478
(fixed, converts to FRN on 01/23/48),
3.897%, due 01/23/49	340,000	377,865
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29	650,000	711,775
Morgan Stanley
3 mo. USD LIBOR + 0.930%,
2.883%, due 07/22/22[3]	400,000	403,618
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	1,330,000	1,405,804
5.611%, due 01/15/20[6,12]	395,000	397,370
Nielsen Co Luxembourg SARL/The
5.000%, due 02/01/25[7]	85,000	84,681
5.500%, due 10/01/21[7]	50,000	50,125
Societe Generale S.A.
4.250%, due 09/14/23[7]	1,500,000	1,593,208
		11,455,884
Food & drug retailing—0.5%
CVS Health Corp.
3.700%, due 03/09/23	1,500,000	1,564,044
4.750%, due 12/01/22	1,500,000	1,601,499

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Food & drug retailing—(concluded)
5.050%, due 03/25/48	590,000	675,853
		3,841,396
Food products—1.2%
Aramark Services, Inc.
5.000%, due 02/01/28[7]	90,000	94,162
5.125%, due 01/15/24	260,000	268,125
Conagra Brands, Inc.
3.800%, due 10/22/21	1,500,000	1,548,508
Danone SA
2.077%, due 11/02/21[7]	1,500,000	1,500,315
Grupo Bimbo SAB de CV
4.700%, due 11/10/47[7]	705,000	755,452
HJ Heinz Finance Co.
7.125%, due 08/01/39[7]	1,200,000	1,530,708
Kraft Heinz Foods Co.
3.750%, due 04/01/30[7]	475,000	485,482
Kroger Co./The
5.400%, due 01/15/49	115,000	136,377
Post Holdings, Inc.
5.000%, due 08/15/26[7]	30,000	31,203
5.500%, due 03/01/25[7]	95,000	99,522
5.625%, due 01/15/28[7]	35,000	37,450
5.750%, due 03/01/27[7]	20,000	21,293
Smithfield Foods, Inc.
2.700%, due 01/31/20[7]	2,400,000	2,400,215
US Foods, Inc.
5.875%, due 06/15/24[7]	80,000	82,400
		8,991,212
Gaming—0.5%
Boyd Gaming Corp.
6.000%, due 08/15/26	65,000	68,900
6.375%, due 04/01/26	95,000	100,938
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[7]	30,000	30,713
Cedar Fair LP
5.250%, due 07/15/29[7]	175,000	187,687
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	135,000	138,712
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, due 04/15/27	70,000	74,550

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
Churchill Downs, Inc.
5.500%, due 04/01/27[7]	205,000	217,300
Eldorado Resorts, Inc.
6.000%, due 04/01/25	25,000	26,281
6.000%, due 09/15/26	35,000	38,369
MGM Resorts International
5.500%, due 04/15/27	55,000	60,500
6.625%, due 12/15/21	40,000	43,350
Six Flags Entertainment Corp.
4.875%, due 07/31/24[7]	230,000	237,475
WMG Acquisition Corp.
5.000%, due 08/01/23[7]	70,000	71,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[7]	2,260,000	2,401,250
		3,697,775
Gas pipelines—0.2%
Kinder Morgan Energy Partners LP
4.150%, due 02/01/24	585,000	622,994
Kinder Morgan, Inc.
5.550%, due 06/01/45	625,000	732,687
		1,355,681
Health care providers & services—0.8%
Abbott Laboratories
3.750%, due 11/30/26	375,000	410,867
4.900%, due 11/30/46	355,000	453,670
Acadia Healthcare Co., Inc.
5.625%, due 02/15/23	75,000	76,125
6.500%, due 03/01/24	35,000	36,225
Aetna, Inc.
2.750%, due 11/15/22[11]	1,600,000	1,623,051
Avantor, Inc.
9.000%, due 10/01/25[7]	55,000	61,446
Centene Corp.
4.750%, due 05/15/22	70,000	71,487
6.125%, due 02/15/24	50,000	51,984
DH Europe Finance II SARL
3.400%, due 11/15/49[9]	580,000	595,648
Fresenius Medical Care US Finance II, Inc.
4.125%, due 10/15/20[7]	900,000	911,392
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[7]	600,000	625,256

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
Hologic, Inc.
4.375%, due 10/15/25[7]	90,000	92,208
MEDNAX, Inc.
6.250%, due 01/15/27[7]	90,000	89,046
Select Medical Corp.
6.250%, due 08/15/26[7]	115,000	122,475
UnitedHealth Group, Inc.
3.875%, due 08/15/59	360,000	381,823
Zimmer Biomet Holdings, Inc.
3.550%, due 04/01/25	385,000	407,269
		6,009,972
Hotels, restaurants & leisure—0.1%
McDonald’s Corp. MTN
3 mo. USD LIBOR + 0.430%,
2.366%, due 10/28/21[3]	600,000	599,942
Yum! Brands, Inc.
4.750%, due 01/15/30[7]	130,000	136,337
		736,279
Household durables—0.5%
D.R. Horton, Inc.
4.375%, due 09/15/22	1,400,000	1,469,121
NVR, Inc.
3.950%, due 09/15/22	1,800,000	1,878,964
		3,348,085
Insurance—0.7%
AXA Equitable Holdings, Inc.
4.350%, due 04/20/28	1,700,000	1,832,932
5.000%, due 04/20/48	485,000	519,969
Jackson National Life Global Funding
2.375%, due 09/15/22[7]	1,500,000	1,508,157
Reliance Standard Life Global Funding II
3.850%, due 09/19/23[7]	1,400,000	1,477,330
		5,338,388
IT consulting & services—0.1%
Gartner, Inc.
5.125%, due 04/01/25[7]	135,000	141,574
Hewlett Packard Enterprise Co.
3.600%, due 10/15/20[8]	295,000	298,957

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
IT consulting & services—(concluded)
4.900%, due 10/15/25[8]	165,000		184,501
			625,032
Lodging—0.3%
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26	115,000		120,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.625%, due 04/01/25	50,000		51,375
4.875%, due 04/01/27	40,000		42,299
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[7]	75,000		76,594
Marriott International, Inc.
3.600%, due 04/15/24[11]	1,500,000		1,582,885
NCL Corp. Ltd.
4.750%, due 12/15/21[7]	32,000		32,480
Station Casinos LLC
5.000%, due 10/01/25[7]	140,000		141,925
			2,048,308
Machinery—0.0%†
Sensata Technologies BV
4.875%, due 10/15/23[7]	145,000		153,159

Machinery-diversified—0.1%
Colfax Corp.
6.000%, due 02/15/24[7]	35,000		37,188
6.375%, due 02/15/26[7]	70,000		75,862
RBS Global, Inc./Rexnord LLC
4.875%, due 12/15/25[7]	130,000		134,062
SPX FLOW, Inc.
5.875%, due 08/15/26[7]	100,000		104,750
Stevens Holding Co., Inc.
6.125%, due 10/01/26[7]	170,000		182,750
Terex Corp.
5.625%, due 02/01/25[7]	170,000		171,275
			705,887
Media—1.9%
Altice France SA
5.500%, due 01/15/28[7]	200,000		203,750
5.875%, due 02/01/27[7]	EUR	1,100,000	1,352,511
7.375%, due 05/01/26[7]	800,000		856,676
8.125%, due 02/01/27[7]	215,000		238,381

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media—(continued)
AMC Networks, Inc.
4.750%, due 08/01/25	30,000	30,300
5.000%, due 04/01/24	10,000	10,186
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20[11]	1,600,000	1,613,297
4.464%, due 07/23/22	1,700,000	1,789,547
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[7]	169,000	175,917
Comcast Cable Communications Holdings, Inc.
9.455%, due 11/15/22[11]	400,000	489,270
Comcast Corp.
4.000%, due 08/15/47	290,000	320,523
4.950%, due 10/15/58	615,000	793,599
Cumulus Media New Holdings, Inc.
6.750%, due 07/01/26[7]	60,000	63,600
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[7]	100,000	104,375
DISH DBS Corp.
5.125%, due 05/01/20	100,000	101,000
5.875%, due 11/15/24	40,000	40,100
6.750%, due 06/01/21	60,000	63,150
7.750%, due 07/01/26	30,000	30,266
Entercom Media Corp.
7.250%, due 11/01/24[7,11]	1,500,000	1,563,750
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[7]	210,000	222,600
Gray Television, Inc.
5.875%, due 07/15/26[7]	40,000	42,051
7.000%, due 05/15/27[7]	85,000	93,013
iHeartCommunications, Inc.
5.250%, due 08/15/27[7]	80,000	82,536
6.375%, due 05/01/26	175,000	188,344
Interpublic Group of Cos., Inc./The
3.750%, due 10/01/21	1,200,000	1,234,051
Lamar Media Corp.
5.000%, due 05/01/23	40,000	40,725
5.750%, due 02/01/26	80,000	84,700
Liberty Interactive LLC
8.500%, due 07/15/29	50,000	51,625
Match Group, Inc.
5.625%, due 02/15/29[7]	135,000	144,619

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media—(concluded)
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[7]	35,000	36,662
Netflix, Inc.
4.875%, due 04/15/28	115,000	118,828
4.875%, due 06/15/30[7]	90,000	90,990
5.375%, due 02/01/21	25,000	25,875
5.375%, due 11/15/29[7]	115,000	121,181
5.500%, due 02/15/22	40,000	42,400
5.750%, due 03/01/24	60,000	66,047
5.875%, due 02/15/25	25,000	27,500
5.875%, due 11/15/28	55,000	60,569
6.375%, due 05/15/29[7]	165,000	185,212
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27[7]	95,000	100,196
5.875%, due 11/15/22	15,000	15,225
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[7]	200,000	201,004
Sinclair Television Group, Inc.
5.125%, due 02/15/27[7]	40,000	40,300
Sirius XM Radio, Inc.
4.625%, due 07/15/24[7]	105,000	109,725
5.000%, due 08/01/27[7]	95,000	99,869
5.375%, due 04/15/25[7]	185,000	192,400
5.375%, due 07/15/26[7]	145,000	152,975
5.500%, due 07/01/29[7]	155,000	167,497
Symantec Corp.
5.000%, due 04/15/25[7]	70,000	71,750
TEGNA, Inc.
5.000%, due 09/15/29[7]	60,000	60,825
Telenet Finance Luxembourg Notes SARL
5.500%, due 03/01/28[7]	200,000	212,700
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[7]	69,000	70,130
6.000%, due 04/01/23	35,000	35,998
6.375%, due 05/15/25	125,000	128,500
		14,458,820
Media-cable—0.2%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23[11]	1,200,000	1,429,204

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Medical providers—0.3%
HCA, Inc.
4.125%, due 06/15/29	400,000	423,977
5.250%, due 06/15/49	540,000	597,942
5.375%, due 02/01/25	95,000	104,381
5.375%, due 09/01/26	130,000	141,700
5.625%, due 09/01/28	115,000	129,231
5.875%, due 02/01/29	140,000	158,725
Tenet Healthcare Corp.
4.625%, due 09/01/24[7]	110,000	112,816
5.125%, due 11/01/27[7]	105,000	109,460
6.250%, due 02/01/27[7]	85,000	89,781
WellCare Health Plans, Inc.
5.250%, due 04/01/25	35,000	36,630
5.375%, due 08/15/26[7]	125,000	132,969
		2,037,612
Metals & mining—0.3%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[7]	35,000	35,787
Anglo American Capital PLC
4.000%, due 09/11/27[7]	355,000	367,723
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.625%, due 05/15/23[7]	200,000	204,400
6.000%, due 02/15/25[7]	35,000	36,750
China Minmetals Corp.
(fixed, converts to FRN on 11/13/22),
3.750%, due 11/13/22[5,12]	200,000	201,000
Cleveland-Cliffs, Inc.
5.875%, due 06/01/27[7]	75,000	71,531
FMG Resources August 2006 Pty Ltd.
4.750%, due 05/15/22[7]	20,000	20,600
5.125%, due 05/15/24[7]	70,000	73,500
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	60,000	60,675
3.875%, due 03/15/23	70,000	71,050
4.550%, due 11/14/24	45,000	46,800
5.000%, due 09/01/27	35,000	35,744
5.250%, due 09/01/29	35,000	35,623
5.400%, due 11/14/34	75,000	73,219
5.450%, due 03/15/43	55,000	51,150
Glencore Funding LLC
4.000%, due 03/27/27[7]	450,000	466,735
Hudbay Minerals, Inc.
7.250%, due 01/15/23[7]	35,000	36,178

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
7.625%, due 01/15/25[7]	50,000	50,906
Indonesia Asahan Aluminium Persero PT
6.757%, due 11/15/48[5]	200,000	256,500
Novelis Corp.
5.875%, due 09/30/26[7]	80,000	84,008
6.250%, due 08/15/24[7]	25,000	26,188
		2,306,067
Oil & gas—2.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[7]	85,000	65,025
BG Energy Capital PLC
4.000%, due 12/09/20[7]	1,500,000	1,532,571
4.000%, due 10/15/21[7]	1,400,000	1,450,948
Canadian Natural Resources Ltd.
6.250%, due 03/15/38	445,000	562,319
Canadian Natural Resources Ltd. GMTN
4.950%, due 06/01/47	255,000	298,718
Chesapeake Energy Corp.
4.875%, due 04/15/22	125,000	99,297
5.750%, due 03/15/23	85,000	62,050
8.000%, due 06/15/27	35,000	21,875
Concho Resources, Inc.
4.875%, due 10/01/47	440,000	496,664
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625%, due 05/01/27[7]	25,000	25,157
5.750%, due 04/01/25	25,000	25,813
6.250%, due 04/01/23[8]	20,000	20,344
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[7]	130,000	127,078
KazMunayGas National Co. JSC
5.375%, due 04/24/30[7]	200,000	230,687
Marathon Oil Corp.
2.800%, due 11/01/22	1,900,000	1,923,379
4.400%, due 07/15/27	715,000	768,287
Matador Resources Co.
5.875%, due 09/15/26	125,000	120,000
Occidental Petroleum Corp.
3.200%, due 08/15/26	1,730,000	1,751,376
3.500%, due 08/15/29	535,000	541,944
3 mo. USD LIBOR + 1.450%,
3.637%, due 08/15/22[3]	395,000	397,443

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[5]	285,601	279,892
7.720%, due 12/01/26[5,10]	1,217,302	310,424
Odebrecht Oil & Gas Finance Ltd.
1.161%, due 12/02/19[7,12,13]	174,037	1,305
Parsley Energy LLC/Parsley Finance Corp.
5.250%, due 08/15/25[7]	70,000	71,751
PDC Energy, Inc.
5.750%, due 05/15/26	180,000	168,300
Petroleos Mexicanos
5.350%, due 02/12/28	100,000	98,750
6.750%, due 09/21/47	83,000	82,614
7.690%, due 01/23/50[7,11]	2,200,000	2,386,560
Pioneer Natural Resources Co.
3.950%, due 07/15/22	1,900,000	1,981,472
Precision Drilling Corp.
7.125%, due 01/15/26[7]	30,000	25,950
7.750%, due 12/15/23	45,000	42,525
Saudi Arabian Oil Co. EMTN
4.250%, due 04/16/39[5]	200,000	214,227
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	120,000	120,564
5.000%, due 01/15/28	10,000	9,925
5.125%, due 02/01/25	10,000	10,250
5.375%, due 02/01/27	135,000	138,206
5.875%, due 04/15/26	70,000	73,069
6.500%, due 07/15/27[7]	45,000	48,151
6.875%, due 01/15/29[7]	10,000	10,813
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27[7]	55,000	55,000
WPX Energy, Inc.
5.250%, due 09/15/24	125,000	126,250
5.250%, due 10/15/27	45,000	43,763
5.750%, due 06/01/26	75,000	75,375
6.000%, due 01/15/22	20,000	20,600
		16,916,711
Packaging & containers—0.4%
Berry Global, Inc.
4.500%, due 02/15/26[7]	40,000	40,250
4.875%, due 07/15/26[7]	215,000	226,019
5.125%, due 07/15/23	55,000	56,375
5.625%, due 07/15/27[7]	35,000	37,144

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	65,000	67,925
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, due 09/30/26	25,000	26,094
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26	45,000	47,250
Graphic Packaging International, Inc.
4.750%, due 04/15/21	65,000	66,889
4.875%, due 11/15/22	40,000	42,000
Mauser Packaging Solutions Holding Co.
5.500%, due 04/15/24[7]	215,000	221,181
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.125%, due 07/15/23[7]	45,000	46,168
3 mo. USD LIBOR + 3.500%,
5.501%, due 07/15/21[3,7]	25,000	25,062
5.750%, due 10/15/20	82,374	82,658
Silgan Holdings, Inc.
4.750%, due 03/15/25	140,000	143,150
WRKCo, Inc.
4.650%, due 03/15/26	1,200,000	1,326,236
4.900%, due 03/15/29[11]	500,000	574,385
		3,028,786
Personal & household products—0.0%†
Edgewell Personal Care Co.
4.700%, due 05/19/21	45,000	46,069
4.700%, due 05/24/22	35,000	36,137
		82,206
Pharmaceuticals—2.5%
AbbVie, Inc.
2.900%, due 11/06/22	1,600,000	1,631,080
3.375%, due 11/14/21	1,900,000	1,950,197
4.700%, due 05/14/45	450,000	481,036
Actavis Funding SCS
3.450%, due 03/15/22[11]	1,400,000	1,434,958
Bausch Health Americas, Inc.
8.500%, due 01/31/27[7]	75,000	84,375
Bausch Health Cos., Inc.
5.750%, due 08/15/27[7]	15,000	16,289
6.125%, due 04/15/25[7]	290,000	301,056
6.500%, due 03/15/22[7]	115,000	118,473
7.000%, due 01/15/28[7]	55,000	59,331

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Bayer US Finance II LLC
3 mo. USD LIBOR + 0.630%,
2.736%, due 06/25/21[3,7]	700,000		701,845
3 mo. USD LIBOR + 1.010%,
3.129%, due 12/15/23[3,7]	1,900,000		1,910,424
3.500%, due 06/25/21[7]	1,600,000		1,632,093
Cigna Corp.
3 mo. USD LIBOR + 0.890%,
2.891%, due 07/15/23[3]	800,000		802,941
4.800%, due 08/15/38	440,000		499,519
Mylan N.V.
3.150%, due 06/15/21	1,200,000		1,215,404
Takeda Pharmaceutical Co. Ltd.
4.400%, due 11/26/23[7]	1,800,000		1,942,965
Teva Pharmaceutical Finance Netherlands II BV
0.375%, due 07/25/20[5]	EUR	800,000	877,072
3.250%, due 04/15/22	EUR	1,200,000	1,321,710
Vizient, Inc.
6.250%, due 05/15/27[7]	55,000		59,314
Zoetis, Inc.
3.250%, due 08/20/21	1,600,000		1,633,516
			18,673,598
Pipelines—0.8%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, due 11/02/47[5]	200,000		231,500
Buckeye Partners LP
3.950%, due 12/01/26	135,000		124,701
4.125%, due 12/01/27	65,000		59,995
Cheniere Energy Partners LP
4.500%, due 10/01/29[7]	45,000		45,956
5.250%, due 10/01/25	160,000		165,600
DCP Midstream Operating LP
5.375%, due 07/15/25	50,000		52,625
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[7]	80,000		71,600
6.750%, due 09/15/37[7]	30,000		31,275
Energy Transfer Operating LP
5.250%, due 04/15/29	1,500,000		1,682,161
6.250%, due 04/15/49	370,000		444,565
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[12]	750,000		715,312

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Florida Gas Transmission Co. LLC
5.450%, due 07/15/20[7]	800,000	817,463
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	75,000	72,750
6.250%, due 05/15/26	25,000	23,125
6.500%, due 10/01/25	55,000	52,250
Global Partners LP/GLP Finance Corp.
7.000%, due 08/01/27[7]	50,000	52,009
NuStar Logistics LP
4.800%, due 09/01/20	25,000	25,194
5.625%, due 04/28/27	75,000	78,000
6.000%, due 06/01/26	35,000	37,405
6.750%, due 02/01/21	75,000	77,714
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, due 12/15/29	395,000	376,255
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 11/15/23	85,000	86,913
Southern Gas Corridor CJSC
6.875%, due 03/24/26[5]	200,000	233,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	30,000	26,850
5.750%, due 04/15/25	140,000	108,500
		5,692,718
Real estate—0.6%
Equinix, Inc.
5.750%, due 01/01/25	70,000	72,365
5.875%, due 01/15/26	35,000	37,177
ESH Hospitality, Inc.
4.625%, due 10/01/27[7]	95,000	95,247
5.250%, due 05/01/25[7]	200,000	206,250
Healthcare Trust of America Holdings LP
3.100%, due 02/15/30	530,000	529,573
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, due 08/01/26	40,000	42,000
5.500%, due 05/01/24	65,000	66,706
6.375%, due 03/01/24	110,000	114,812
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, due 03/20/22[7]	300,000	306,778
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[7]	220,000	213,972
9.375%, due 04/01/27[7]	75,000	73,688

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(concluded)
RHP Hotel Properties LP/RHP Finance Corp.
5.000%, due 04/15/23	65,000		66,300
Ryman Hospitality Properties, Inc.
4.750%, due 10/15/27[7]	100,000		103,385
SBA Communications Corp.
4.875%, due 09/01/24	140,000		145,425
Starwood Property Trust, Inc.
4.750%, due 03/15/25	40,000		41,538
5.000%, due 12/15/21	75,000		77,625
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[5]	GBP	686,895	1,141,139
Vesteda Finance BV EMTN
2.500%, due 10/27/22[5]	EUR	1,000,000	1,185,059
VICI Properties 1 LLC/VICI FC, Inc.
8.000%, due 10/15/23	70,000		76,212
			4,595,251
Retail—1.1%
1011778 BC ULC/New Red Finance, Inc.
4.250%, due 05/15/24[7]	135,000		138,544
5.000%, due 10/15/25[7]	70,000		72,100
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25[7]	155,000		152,295
eBay, Inc.
2.600%, due 07/15/22	1,125,000		1,136,734
2.750%, due 01/30/23	1,600,000		1,624,214
3.800%, due 03/09/22	2,100,000		2,175,590
Expedia Group, Inc.
3.800%, due 02/15/28	1,400,000		1,466,649
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[7]	40,000		41,500
5.250%, due 06/01/26[7]	155,000		163,912
L Brands, Inc.
5.250%, due 02/01/28	85,000		78,837
Penske Automotive Group, Inc.
5.375%, due 12/01/24	65,000		66,788
5.500%, due 05/15/26	65,000		67,925
Staples, Inc.
7.500%, due 04/15/26[7]	270,000		281,475
10.750%, due 04/15/27[7]	30,000		31,200

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Walmart, Inc.
3.250%, due 07/08/29	450,000	486,936
		7,984,699
Software—0.3%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[7]	130,000	138,125
Nuance Communications, Inc.
5.625%, due 12/15/26	145,000	153,889
Open Text Corp.
5.875%, due 06/01/26[7]	190,000	202,588
SS&C Technologies, Inc.
5.500%, due 09/30/27[7]	245,000	261,384
VMware, Inc.
2.950%, due 08/21/22	1,500,000	1,524,499
		2,280,485
Software & services—0.0%†
Oracle Corp.
4.000%, due 07/15/46	150,000	166,131

Special purpose entity—1.0%
CVS Pass-Through Trust
4.704%, due 01/10/36[7]	2,976,680	3,223,908
Daimler Finance North America LLC
2.550%, due 08/15/22[7,11]	1,800,000	1,816,318
3 mo. USD LIBOR + 0.880%,
3.030%, due 02/22/22[3,7,11]	1,800,000	1,809,747
3 mo. USD LIBOR + 0.900%,
3.058%, due 02/15/22[3,7]	330,000	332,115
		7,182,088
Steel producers/products—0.0%†
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[7]	106,000	108,915

Telecom-integrated/services—0.0%†
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	40,000	43,100

Telecommunication services—0.2%
British Telecommunications PLC
4.500%, due 12/04/23	1,500,000	1,620,279

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(concluded)
CommScope Technologies LLC
5.000%, due 03/15/27[7]	55,000		44,963
6.000%, due 06/15/25[7]	65,000		58,272
			1,723,514
Telecommunications—0.6%
CommScope, Inc.
5.500%, due 06/15/24[7]	15,000		14,194
6.000%, due 03/01/26[7]	35,000		35,963
8.250%, due 03/01/27[7]	60,000		56,834
Telecom Italia Capital SA
6.000%, due 09/30/34	40,000		42,700
Verizon Communications, Inc.
3.376%, due 02/15/25	866,000		919,198
4.522%, due 09/15/48	540,000		642,555
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[7]	GBP	2,200,000	3,000,016
			4,711,460
Telecommunications equipment—0.0%†
CDW LLC/CDW Finance Corp.
4.250%, due 04/01/28	160,000		165,800
5.000%, due 09/01/25	70,000		73,150
			238,950
Telephone-integrated—0.1%
Level 3 Financing, Inc.
4.625%, due 09/15/27[7]	155,000		157,519
5.125%, due 05/01/23	210,000		212,625
			370,144
Textiles & apparel—0.0%†
William Carter Co./The
5.625%, due 03/15/27[7]	135,000		143,944

Tobacco—0.7%
Imperial Brands Finance PLC
3.500%, due 02/11/23[7,11]	3,755,000		3,846,300
3.750%, due 07/21/22[7]	1,600,000		1,650,310
			5,496,610
Transportation—0.2%
AP Moller - Maersk A/S
4.500%, due 06/20/29[7]	1,500,000		1,575,600

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Utilities—0.4%
HD Supply, Inc.
5.375%, due 10/15/26[7]	130,000	137,150
IPALCO Enterprises, Inc.
3.450%, due 07/15/20	2,800,000	2,815,853
		2,953,003
Wireless telecommunication services—0.2%
CenturyLink, Inc.,
Series V,
5.625%, due 04/01/20	70,000	70,875
Sprint Capital Corp.
8.750%, due 03/15/32	25,000	30,484
Sprint Communications, Inc.
6.000%, due 11/15/22	1,200,000	1,269,000
		1,370,359
Wireless telecommunications—0.9%
AT&T, Inc.
3.800%, due 03/15/22	975,000	1,014,146
4.350%, due 06/15/45	160,000	168,301
4.500%, due 03/09/48	535,000	571,614
5.450%, due 03/01/47	770,000	929,663
Deutsche Telekom International Finance BV
1.950%, due 09/19/21[7]	1,200,000	1,196,857
2.820%, due 01/19/22[7]	1,600,000	1,622,534
Sprint Corp.
7.125%, due 06/15/24	305,000	330,925
7.625%, due 03/01/26	80,000	88,500
7.875%, due 09/15/23	140,000	154,525
T-Mobile USA, Inc.
5.375%, due 04/15/27	45,000	48,375
6.000%, due 04/15/24	40,000	41,500
6.500%, due 01/15/26	95,000	101,660

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Wireless telecommunications—(concluded)
Vodafone Group PLC
3.750%, due 01/16/24	455,000	479,838
		6,748,438
Total Corporate bonds (cost—$420,523,982)		434,273,324

Loan assignment—0.5%
Broadcast—0.5%
Hilton Worldwide Finance, LLC 2019 Term Loan B2
1 mo. USD LIBOR + 1.750%,
3.573%, due 06/22/26 (cost—$3,494,668)	3,524,014	3,537,546

Non-US government obligations—3.4%
Angolan Government International Bond
9.500%, due 11/12/25[5]	200,000	224,988
Brazil Minas SPE via State of Minas Gerais
5.333%, due 02/15/28[5]	180,000	191,138
Brazilian Government International Bond
7.125%, due 01/20/37	40,000	51,438
Colombia Government International Bond
6.125%, due 01/18/41	100,000	129,719
Costa Rica Government International Bond
7.158%, due 03/12/45[5]	230,000	228,994
Dominican Republic International Bond
6.850%, due 01/27/45[5]	100,000	112,875
Ecuador Government International Bond
7.875%, due 01/23/28[5]	200,000	179,688
Egypt Government International Bond
7.903%, due 02/21/48[5]	250,000	250,625
Ghana Government International Bond
10.750%, due 10/14/30[5]	200,000	253,000
Israel Government International Bond
4.125%, due 01/17/48	1,600,000	1,856,500
Ivory Coast Government International Bond
5.750%, due 12/31/32[5,8]	352,000	348,260
Japan Bank for International Cooperation
2.875%, due 07/21/27	2,200,000	2,336,221
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000	1,348,505

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
Kuwait International Government Bond
2.750%, due 03/20/22[5]	1,700,000		1,725,500
Mexico Government International Bond GMTN
5.750%, due 10/12/10	76,000		88,635
Mongolia Government International Bond
5.625%, due 05/01/23[5]	200,000		204,875
Nigeria Government International Bond
7.143%, due 02/23/30[5]	200,000		200,687
Peruvian Government International Bond
5.940%, due 02/12/29[7]	PEN	5,100,000	1,713,616
Qatar Government International Bond
4.500%, due 04/23/28[5]	1,700,000		1,944,375
5.103%, due 04/23/48[5]	1,600,000		2,043,000
Republic of South Africa Government International Bond
5.875%, due 06/22/30	200,000		212,230
Russian Foreign Bond - Eurobond
4.250%, due 06/23/27[5]	200,000		214,600
Spain Government Bond
0.600%, due 10/31/29[5,7]	EUR	4,000,000	4,620,725
1.850%, due 07/30/35[5,7]	EUR	3,100,000	4,073,681
Sri Lanka Government International Bond
6.750%, due 04/18/28[5]	200,000		195,250
Turkey Government International Bond
6.125%, due 10/24/28	200,000		197,437
Uruguay Government International Bond
5.100%, due 06/18/50	197,500		236,074
Total Non-US government obligations (cost—$23,470,858)			25,182,636

Municipal bonds—0.5%
General obligation—0.1%
City of Chicago,
Series B,
7.375%, due 01/01/33	705,000		835,143

Transportation—0.4%
Harris County Metropolitan Transportation Authority (Build America Bonds),
Series C,
6.875%, due 11/01/38	3,100,000		3,100,000

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds—(concluded)
Utilities—0.0%†
Cincinnati Water System Revenue (Build America Bonds),
Series B,
6.458%, due 12/01/34	100,000	100,322
Total Municipal bonds (cost—$3,886,219)		4,035,465

Short-term US government obligation—0.1%[15]
US Treasury Bill 2.248%, due 01/02/20
(cost—$746,988)	750,000	746,988

Certificates of deposit—0.2%
Banking-non-US—0.2%
Lloyds Bank Corporate Markets PLC
3 mo. USD LIBOR + 0.500%,
2.512%, due 10/26/20[3]
(cost—$1,500,000)	1,500,000	1,500,000

Exchange traded fund—0.9%
Invesco Senior Loan ETF (cost—$6,686,867)	291,302	6,528,078

	Number of contracts	Notional amount
Options purchased—0.0%†
Call option—0.0%†
US Bond Future Option Futures, strike @ $225.00, expires 11/22/19	6	USD	1,350,000	6

Put options—0.0%†
FNMA TBA, 3.500%, strike @ $73.00, expires 12/05/19 (Counterparty: JPMCB)	2,000,000	USD	146,000,000	0
US Treasury Note 10 Year Futures, strike @ $115.00, expires 11/22/19	131	USD	15,065,000	131
US Treasury Note 10 Year Futures, strike @ $115.50, expires 11/22/19	446	USD	51,513,000	446
US Treasury Note 10 Year Futures, strike @ $117.00, expires 11/22/19	32	USD	3,744,000	32
US Treasury Note 10 Year Futures, strike @ $118.00, expires 11/22/19	221	USD	26,078,000	221

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of contracts	Notional amount		Value ($)
Options purchased—(concluded)
Put options—(concluded)
US Treasury Note 10 Year Futures, strike @ $118.50, expires 11/22/19	107	USD	12,679,500	107
US Treasury Note 10 Year Futures, strike @ $119.00, expires 11/22/19	104	USD	12,376,000	104
US Treasury Note 5 Year Futures, strike @ $108.00, expires 11/22/19	240	USD	25,920,000	240
US Treasury Note 5 Year Futures, strike @ $108.25, expires 11/22/19	243	USD	26,304,750	243
US Treasury Note 5 Year Futures, strike @ $108.50, expires 11/22/19	250	USD	27,125,000	250
US Treasury Note 5 Year Futures, strike @ $109.50, expires 11/22/19	57	USD	6,241,500	57
US Treasury Note 5 Year Futures, strike @ $110.50, expires 12/27/19	49	USD	5,414,500	49
US Treasury Note 5 Year Futures, strike @ $110.75, expires 12/27/19	85	USD	9,413,750	85
US Treasury Note 5 Year Futures, strike @ $111.75, expires 12/27/19	1	USD	111,750	1
Total				1,966
Total options purchased (cost—$17,037)				1,972

Swaptions purchased—0.0%†
Put swaptions—0.0%†
3 Month USD LIBOR Interest Rate Swap, strike @ 2.943%, expires 12/12/19 (Counterparty: GSB; pay floating rate); underlying swap terminates 12/16/49
(cost—$24,000)	500,000	USD	500,000	0

Short-term investment—0.8%

Number of shares
Investment company—0.8%
State Street Institutional U.S. Government Money Market Fund (cost—$5,779,499)	5,779,499	5,779,499

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—2.2%
Money market fund—2.2%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$16,641,993)	16,641,993	16,641,993
Total investments (cost—$1,011,870,076)[16]—139.9%		1,044,905,369
Liabilities in excess of other assets—(39.9)%		(297,791,530)
Net assets—100.0%		$747,113,839

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Put options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation ($)
USD	7,006,500	54	US Treasury Note 10 Year Futures, strike @ 129.75	11/22/19	17,160	(16,875)	285

Interest rate swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation ($)
USD	2,400	2,400,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.750%, terminating 12/16/24	GSB	Pay	12/12/19	26,182	—	26,182

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
3	EUR	Call Options on Euro OAT Futures 11/22/19, strike @ EUR 192	November 2019	35	33	(2)
276	EUR	German Euro Bund Futures	December 2019	53,199,537	52,871,629	(327,908)
5	EUR	German Euro Buxl 30 Year Futures	December 2019	1,248,583	1,170,842	(77,741)
256	EUR	Italian Government Bond Futures	December 2019	41,222,948	41,248,600	25,652
50	EUR	Put Options on Euro BTP Futures 11/22/19, strike @ EUR 101	November 2019	606	558	(48)
94	EUR	Short-Term Euro-BTP Futures	December 2019	11,781,446	11,791,149	9,703
2	USD	Australian Dollar Futures	December 2019	137,578	137,920	342
4	USD	British Pound Future	December 2019	309,241	323,925	14,684
2	USD	Canadian Dollar Futures	December 2019	151,718	151,950	232
US Treasury futures buy contracts:
30	USD	US Long Bond Futures	December 2019	4,947,320	4,841,250	(106,070)
504	USD	US Treasury Note 10 Year Futures	December 2019	66,151,582	65,669,625	(481,957)
54	USD	US Treasury Note 2 Year Futures	December 2019	11,662,610	11,642,485	(20,125)
938	USD	US Treasury Note 5 Year Futures	December 2019	112,343,217	111,812,531	(530,686)
Total				303,156,421	301,662,497	(1,493,924)

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures sell contracts:

59	AUD	Australian Bond 10 Year Futures	December 2019	(5,956,599)	(5,930,291)	26,308
141	EUR	3 Month EURIBOR Futures	September 2020	(39,571,664)	(39,491,228)	80,436
116	EUR	3 Month EURIBOR Futures	December 2020	(32,561,880)	(32,490,855)	71,025
80	EUR	German Euro BOBL Futures	December 2019	(12,148,659)	(12,011,331)	137,328
75	EUR	German Euro Schatz Futures	December 2019	(9,410,269)	(9,374,373)	35,896
103	EUR	Mid-Term Euro-OAT Futures	December 2019	(19,777,634)	(19,342,799)	434,835
84	GBP	United Kingdom Long Gilt Bond Futures	December 2019	(14,399,177)	(14,454,243)	(55,066)
2	USD	Euro Fx Futures with American Style Options	December 2019	(277,179)	(279,412)	(2,233)
US Treasury futures sell contracts:
150	USD	US Long Bond Futures	December 2019	(23,887,492)	(24,206,250)	(318,758)
55	USD	US Ultra Long Treasury Bond Futures	December 2019	(10,564,699)	(10,436,250)	128,449
118	USD	US Ultra Treasury Note 10 Year Futures	December 2019	(17,015,292)	(16,768,906)	246,386
Total				(185,570,544)	(184,785,938)	784,606
Net unrealized depreciation						(709,318)

Centrally cleared credit default swap agreements on credit indices—buy protection18

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[17] (%)	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CDX North American High Yield 29 Index	USD	4,416	12/20/22	Quarterly	5.000	231,090	(313,056)	(81,966)

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CDX North American Investment Grade 28 Index	USD	11,700	06/20/22	Quarterly	1.000	(122,745)	214,410	91,665
CDX North American Investment Grade 31 Index	USD	8,000	12/20/23	Quarterly	1.000	(72,835)	194,797	121,962
CDX North American Investment Grade 32 Index	USD	22,400	06/20/24	Quarterly	1.000	(403,409)	543,394	139,985
CDX North American Investment Grade 33 Index	USD	25,400	12/20/24	Quarterly	1.000	(513,605)	585,388	71,783
Total						(1,112,594)	1,537,989	425,395

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[17]	Payments received by the Portfolio (%)[17]	Value ($)	Unrealized appreciation (depreciation)($)
GBP	1,100	12/18/29	Semi-Annual	1.000	6 Month GBP LIBOR	(25,005)	(29,703)
GBP	4,900	12/18/49	Semi-Annual	1.250	6 Month GBP LIBOR	(578,790)	(476,704)
GBP	1,800	03/18/30	Semi-Annual	0.750	6 Month GBP LIBOR	16,468	(1,952)
JPY	3,620,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(850,842)	(710,203)
JPY	2,510,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(591,960)	(473,180)
JPY	230,000	03/20/29	Semi-Annual	0.450	6 Month JPY LIBOR	(95,722)	(80,913)
JPY	580,000	09/20/27	Semi-Annual	0.300	6 Month JPY LIBOR	(155,002)	(132,065)
JPY	310,000	03/20/28	Semi-Annual	0.300	6 Month JPY LIBOR	(84,980)	(103,407)
JPY	756,000	03/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(756,785)	(780,920)
JPY	220,000	06/18/28	Semi-Annual	0.399	6 Month JPY LIBOR	(80,675)	(80,519)
JPY	736,400	12/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(765,113)	(807,051)
JPY	60,000	10/22/38	Semi-Annual	0.800	6 Month JPY LIBOR	(65,988)	(65,988)
JPY	200,000	10/31/38	Semi-Annual	0.705	6 Month JPY LIBOR	(192,561)	(204,686)
JPY	60,000	03/21/48	Semi-Annual	6 Month JPY LIBOR	1.000	115,546	(23,918)
JPY	1,810,000	06/18/28	Semi-Annual	6 Month JPY LIBOR	0.380	634,842	570,601
JPY	430,000	08/22/39	Semi-Annual	6 Month JPY LIBOR	0.122	(50,935)	(77,098)
JPY	600,000	08/22/39	Semi-Annual	6 Month JPY LIBOR	0.123	(70,515)	(92,879)
JPY	60,000	08/28/39	Semi-Annual	6 Month JPY LIBOR	0.103	(9,246)	(9,246)
JPY	430,000	09/13/26	Semi-Annual	6 Month JPY LIBOR	0.095	(3,151)	(3,151)
JPY	210,000	09/13/26	Semi-Annual	6 Month JPY LIBOR	0.092	(1,143)	(1,143)
JPY	360,000	09/17/26	Semi-Annual	6 Month JPY LIBOR	0.087	(1,061)	(1,061)
JPY	350,000	09/18/26	Semi-Annual	6 Month JPY LIBOR	0.068	3,166	3,166
JPY	560,000	09/18/26	Semi-Annual	6 Month JPY LIBOR	0.062	7,167	7,413
JPY	215,000	09/19/26	Semi-Annual	6 Month JPY LIBOR	0.063	2,737	2,737
JPY	215,000	09/19/26	Semi-Annual	6 Month JPY LIBOR	0.064	2,601	2,601
JPY	108,000	09/20/26	Semi-Annual	6 Month JPY LIBOR	0.087	(271)	(271)
JPY	262,000	09/24/26	Semi-Annual	6 Month JPY LIBOR	0.001	(2,645)	(2,957)
USD	7,900	08/22/23	Semi-Annual	3 Month USD LIBOR	2.800	392,158	392,158
Total						(3,207,705)	(3,180,339)

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[17] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
Berkshire Hathaway, Inc., bond, 1.550%, due 02/09/18	USD	2,200	12/20/21	Quarterly	1.000	(7,790)	41,632	33,842
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	38,312	31,397	69,709
General Electric Co., bond, 5.000% due 06/15/2168	USD	1,000	06/20/24	Quarterly	1.000	10,802	323	11,125
General Electric Co., bond, 5.000% due 06/15/2168	USD	1,200	12/20/24	Quarterly	1.000	17,732	(8,451)	9,281
MetLife, Inc., bond, 4.75%, due 02/08/21	USD	1,900	12/20/21	Quarterly	1.000	9,726	34,739	44,465
Rolls-Royce PLC, bond, 2.125%, due 06/08/21	EUR	1,400	06/20/24	Quarterly	1.000	(3,213)	15,541	12,328
Tesco PLC, bond, 6.000%, due 12/14/29	EUR	3,000	06/20/22	Quarterly	1.000	71,005	55,568	126,573
Verizon Communications, Inc., bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(19,716)	37,695	17,979
Total						116,858	208,444	325,302

OTC credit default swap agreement on corporate issues—buy protection19

Counterparty	Referenced obligations	Notional amount (000)		Termination dates	Premium frequency	Payments made by the Portfolio[18] (%)	Upfront payments made ($)	Value ($)	Unrealized appreciation ($)
BOA	CMBX.NA.AAA.9 Index	USD	3,200	09/17/58	Monthly	0.500	228,212	37,722	265,934

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

OTC credit default swap  agreements on corporate issues—sell protection19

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[17]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
BB	Republic of Italy, bond, 6.875%, due 09/27/23	USD	6,700	06/20/24	Quarterly	1.000	171,132	83,799	254,931
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	Quarterly	1.000	14,719	5,260	19,979
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	Quarterly	1.000	17,660	6,069	23,729
GSI	Republic of South Africa, bond, 5.500%, due 03/09/20	USD	1,600	06/20/24	Quarterly	1.000	59,095	(51,031)	8,064
Total							262,606	44,097	306,703

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	MXN	49,388,000	USD	2,544,594	01/22/20	7,337
BB	USD	980,273	CHF	945,000	11/15/19	(21,575)
BB	USD	682,951	JPY	73,600,000	11/15/19	(1,015)
BB	USD	605,347	MXN	11,889,000	11/05/19	12,602
BB	USD	2,542,442	MXN	49,388,000	01/28/20	(7,462)
BNP	EUR	4,678,000	USD	5,168,412	11/04/19	(48,960)
BNP	JPY	309,700,000	USD	2,942,455	11/15/19	72,946
BNP	JPY	280,400,000	USD	2,582,581	11/15/19	(15,450)
BNP	USD	5,657,162	GBP	4,515,000	11/04/19	191,343
BNP	USD	68,554	MXN	1,354,000	01/16/20	1,069
BOA	GBP	11,613,000	USD	14,328,526	11/04/19	(714,376)
BOA	MXN	30,814,000	USD	1,597,507	12/10/19	4,562
BOA	USD	1,392,465	CNH	9,866,592	03/18/20	2,340
CITI	AUD	538,000	USD	364,180	11/15/19	(6,806)
CITI	EUR	1,542,000	USD	1,706,119	11/04/19	(13,673)
CITI	GBP	3,476,000	USD	4,479,558	12/03/19	(27,145)
CITI	JPY	562,700,000	USD	5,319,523	11/15/19	105,855
CITI	JPY	192,300,000	USD	1,775,457	11/15/19	(6,289)
CITI	USD	2,657,368	CNH	18,857,215	03/18/20	8,410
CITI	USD	13,027,702	GBP	10,285,000	11/04/19	294,975
CITI	USD	3,950,242	JPY	417,900,000	11/15/19	(78,211)

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	USD	652,107	MXN	12,844,000	11/05/19	15,480
CITI	USD	128,529	TRY	755,486	11/20/19	2,952
DB	CNH	51,430,810	USD	7,138,706	03/18/20	(131,885)
GSI	EUR	25,166,000	USD	27,946,365	12/03/19	(173,816)
GSI	MXN	87,340,000	USD	4,451,858	11/05/19	(87,775)
GSI	MXN	49,388,000	USD	2,452,173	01/28/20	(82,806)
GSI	MYR	2,596,159	USD	619,830	12/18/19	(938)
GSI	USD	27,892,937	EUR	25,166,000	11/04/19	174,694
GSI	USD	2,492,351	MXN	48,343,000	11/05/19	20,352
HSBC	AUD	2,006,000	USD	1,360,973	11/15/19	(22,296)
HSBC	CHF	941,000	USD	974,953	11/15/19	20,312
HSBC	CNH	17,163,866	USD	2,379,574	03/18/20	(46,821)
HSBC	EUR	130,000	USD	143,763	11/04/19	(1,226)
HSBC	GBP	4,202,000	USD	5,366,567	11/04/19	(76,494)
HSBC	MXN	102,213,000	USD	5,325,813	11/05/19	13,131
HSBC	USD	834,939	AUD	1,213,000	11/15/19	1,505
HSBC	USD	446,665	CNH	3,167,790	03/18/20	1,155
HSBC	USD	377,078	EUR	339,000	11/04/19	1,009
HSBC	USD	1,307,538	GBP	1,015,000	11/04/19	7,243
HSBC	USD	25,786,679	JPY	2,694,800,000	11/15/19	(818,151)
HSBC	USD	5,193,750	MXN	102,213,000	04/22/20	(11,814)
JPMCB	CAD	26,000	USD	19,601	11/04/19	(139)
JPMCB	EUR	19,899,000	USD	21,778,958	11/04/19	(414,390)
JPMCB	USD	812,225	EUR	725,599	01/22/20	1,540
JPMCB	USD	4,594,451	JPY	483,400,000	11/15/19	(115,534)
JPMCB	USD	5,986,737	MXN	116,477,000	11/05/19	67,338
JPMCB	USD	4,282,188	MXN	86,057,000	01/22/20	138,899
RBS	CNH	69,161,845	USD	9,589,430	03/18/20	(187,735)
SSC	EUR	634,334	USD	701,742	01/22/20	(9,668)
Net unrealized depreciation						(1,955,401)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	274,634,565	—	274,634,565
Government national mortgage association certificates	—	86,388,320	—	86,388,320
Federal home loan mortgage corporation certificates	—	817,553	—	817,553
Federal housing administration certificates	—	488	—	488
Federal national mortgage association certificates	—	33,960,066	10,162	33,970,228
Collateralized mortgage obligations	—	92,210,331	—	92,210,331
Asset-backed securities	—	58,656,383	—	58,656,383
Corporate bonds	—	434,273,324	—	434,273,324
Loan assignment	—	3,537,546	—	3,537,546
Non-US government obligations	—	25,182,636	—	25,182,636
Municipal bonds	—	4,035,465	—	4,035,465
Short-term US government obligations	—	746,988	—	746,988
Certificates of deposit	—	1,500,000	—	1,500,000
Exchange traded fund	6,528,078	—	—	6,528,078
Options purchased	1,972	—	—	1,972
Swaptions purchased	—	—	—	—
Short-term investment	—	5,779,499	—	5,779,499
Investment of cash collateral from securities loaned	—	16,641,993	—	16,641,993
Interest rate swaptions written	—	—	—	—
Futures contracts	1,211,276	—	—	1,211,276
Swap agreements	—	3,062,419	—	3,062,419
Forward foreign currency contracts	—	1,167,049	—	1,167,049
Total	7,741,326	1,042,594,625	10,162	1,050,346,113

Liabilities
Options written	(16,875)	—	—	(16,875)
Futures contracts	(1,920,594)	—	—	(1,920,594)
Swap agreements	—	(4,754,928)	—	(4,754,928)
Forward foreign currency contracts	—	(3,122,450)	—	(3,122,450)
Total	(1,937,469)	(7,877,378)	—	(9,814,847)

At October 31, 2019, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†                 Amount represents less than 0.05% or (0.05)%.

1                 In US dollars unless otherwise indicated.

2                 Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

3                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4                 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

6                 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $227,240,026, represented 30.4% of the Fund’s net assets at period end.

8                 Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

9                 When Issued Security.

10          Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

11          Security, or portion thereof, was on loan at the period end.

12          Perpetual investment. Date shown reflects the next call date.

13          Rate shown reflects annualized yield at the period end on zero coupon bond.

14          Bond interest in default.

15          Rate shown is the discount rate at the date of purchase unless otherwise noted.

16          Includes $20,485,058 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $4,359,331 and cash collateral of $16,641,993.

17          Payments made or received are based on the notional amount.

18          If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

19          If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—99.2%
Alabama—2.0%
Alabama Federal Aid Highway Finance Authority,
Series A
5.000%, due 09/01/29	2,000,000	2,510,860
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Subordinate Lien,
Series B
5.000%, due 07/01/32	2,000,000	2,427,040
Lower Alabama Gas District Gas Project Revenue,
Series A
5.000%, due 09/01/31	1,500,000	1,904,205
		6,842,105
Alaska—0.5%
City of Anchorage AK Wastewater Revenue Refunding,
Series B
5.000%, due 05/01/31	1,395,000	1,717,538

Arizona—1.8%
Arizona Industrial Development Authority,
Series 2019-2, Class A,
3.625%, due 05/20/33	1,000,000	1,105,820
Maricopa County Industrial Development Authority (Banner Health Obligation Group),
Series A
5.000%, due 01/01/31	3,000,000	3,635,940
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,295,900
		6,037,660
Arkansas—1.0%
City of Fort Smith AR Water & Sewer Revenue Refunding
5.000%, due 10/01/34	1,320,000	1,637,434
University of Arkansas, (Fayetteville Campus),
Series A
5.000%, due 11/01/29	1,385,000	1,606,697
		3,244,131
California—2.8%
California State
5.000%, due 10/01/30	2,815,000	3,605,452
5.000%, due 04/01/33	2,710,000	3,477,228
Los Angeles Department of Airports (Los Angeles International Airport),
Series A, AMT
5.000%, due 05/15/32	2,000,000	2,234,620

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
California—(concluded)
University of California Revenue Unrefunded General,
Series Q
5.250%, due 05/15/23	110,000	110,355
		9,427,655
Colorado—4.1%
Colorado Health Facilities Authority,
Series A
5.000%, due 01/01/30	1,500,000	1,945,560
Colorado Health Facilities Authority, Revenue Refunding Adventhealth Obligated Group
5.000%, VRD	1,500,000	1,839,570
Denver City & County Airport Revenue,
Subseries A, AMT
5.500%, due 11/15/26	7,000,000	8,103,130
University of Colorado Revenue Refunding,
Series A-2
5.000%, due 06/01/30	1,750,000	2,231,443
		14,119,703
Connecticut—2.3%
Connecticut Special Tax Revenue,
Series B
5.000%, due 10/01/30	2,000,000	2,492,040
Connecticut State (Gaap Conversion Bonds - 2013),
Series A
5.000%, due 10/15/25	2,900,000	3,290,746
Hartford County Metropolitan District Revenue (Green Bonds),
Series A
5.000%, due 11/01/29	1,870,000	2,176,156
		7,958,942
District of Columbia—1.6%
Metropolitan Washington, Airport Authority Airport System Revenue,
Series A, AMT
5.000%, due 10/01/22	2,000,000	2,208,660

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
District of Columbia—(concluded)
AMT
5.000%, due 10/01/28	2,500,000	3,087,225
		5,295,885
Florida—4.1%
Citizens Property Insurance Corp. Revenue,
Series A-1,
5.000%, due 06/01/25	7,000,000	8,260,770
County of Broward FL Port Facilities Revenue Prerefunded,
Series B, AMT
5.000%, due 09/01/21	1,340,000	1,424,849
County of Broward FL Port Facilities Revenue Unrefunded,
Series B, AMT
5.000%, due 09/01/21	660,000	702,900
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,138,190
Orange County Florida Tourist Development Tax Revenue Refunding,
Series B
5.000%, due 10/01/30	1,885,000	2,289,559
		13,816,268
Georgia—3.1%
Atlanta Development Authority Revenue Senior Lien,
Series A-1,
5.000%, due 07/01/32	2,000,000	2,357,000
Fulton County Development Authority of Georgia Revenue (Anticipation CTFS-Wellstar Health System, Inc. Project),
Series A
5.000%, due 04/01/36	1,000,000	1,184,320
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project),
Series A
5.000%, due 07/01/27	1,500,000	1,821,465
Main Street Natural Gas, Inc. Revenue,
Series A
5.500%, due 09/15/28	1,500,000	1,914,975
Series B
1 mo. USD LIBOR + 0.750%,
2.111%, due 04/01/48[1]	1,000,000	1,000,540
Municipal Electric Authority of Georgia Revenue Bonds (Nuclear Power Plants)
5.000%, due 01/01/33	1,000,000	1,201,330

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Georgia—(concluded)
Savannah Economic Development Authority (International Paper Company)
1.900%, due 08/01/24	1,000,000	1,008,170
		10,487,800
Hawaii—0.4%
Hawaii Airports System Revenue,
Series A, AMT
5.000%, due 07/01/29	1,000,000	1,247,990

Illinois—11.8%
Chicago O’Hare International Airport Revenue,
Series A, AMT
5.000%, due 01/01/23	1,150,000	1,238,193
Chicago O’Hare International Airport Revenue Refunding,
Series A, AMT
5.000%, due 01/01/29	2,500,000	2,878,200
Chicago O’Hare International Airport Revenue Senior Lien,
Series B
5.000%, due 01/01/35	1,750,000	2,053,415
Chicago Waterworks Revenue Senior Lien,
Series A-1
5.000%, due 11/01/29	1,920,000	2,260,301
Series 2017-2, (AGM Insured),
5.000%, due 11/01/31	1,000,000	1,197,750
Cook County Forest Preservation District,
(AMBAC Insured),
5.000%, due 11/15/19	4,180,000	4,184,598
Illinois County of Cook Sale Tax Revenue Refunding
5.000%, due 11/15/35	2,500,000	2,978,625
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,365,040
Illinois Finance Authority Revenue University of Chicago,
Series A
5.000%, due 10/01/29	2,440,000	2,602,553
Illinois Municipal Electric Agency Power Supply System Revenue Refunding,
Series A
5.000%, due 02/01/32	2,500,000	2,909,175
Illinois Sports Facilities Authority,
(BAM Insured),
5.000%, due 06/15/28	1,000,000	1,211,170
Regional Transportation Authority Revenue Refunding,
(AGM Insured),
6.000%, due 06/01/25	2,000,000	2,391,800

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
Southwestern Illinois Development Authority Health Facility Revenue (Memorial Group, Inc.)
7.125%, due 11/01/30	1,500,000	1,839,465
State of Illinois Sales Tax Revenue,
Series A, (BAM Insured),
5.000%, due 06/15/27	3,000,000	3,551,490
University of Illinois,
Series A
5.000%, due 04/01/30	1,000,000	1,134,680
University of Illinois, (Auxiliary Facilities System),
Series A
5.000%, due 04/01/27	4,000,000	4,450,840
		40,247,295
Indiana—3.2%
Indiana Finance Authority Revenue Refunding (Stadium Project),
Series A
5.250%, due 02/01/35	1,000,000	1,194,170
Indiana Finance Authority Revenue University Health Obligated Group,
Series B
2.250%, VRD	5,250,000	5,449,080
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care,
Series A
5.000%, due 01/01/30	2,055,000	2,322,417
Whiting City Revenue (BP Products North America, Inc. Project),
AMT
5.000%, VRD	1,840,000	2,100,802
		11,066,469
Kentucky—2.6%
Kentucky Public Energy Authority Revenue,
Series A
4.000%, VRD	3,250,000	3,542,728
Series B
4.000%, VRD	4,750,000	5,254,022
		8,796,750
Louisiana—3.0%
East Baton Rouge Sewerage Commission Revenue Refunding,
Series B
5.000%, due 02/01/28	1,000,000	1,177,650
Jefferson Sales Tax District,
Series B, (AGM Insured),
4.000%, due 12/01/32	1,895,000	2,205,988

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Louisiana—(concluded)
New Orleans Aviation Board Revenue,
Series B, (AGM Insured), AMT
5.000%, due 01/01/28	1,500,000	1,728,060
Parish of St John the Baptist LA (Marathon Oil Corporation)
2.200%, VRD	1,000,000	1,002,220
State of Louisiana State Highway Improvement Revenue,
Series A
5.000%, due 06/15/29	3,500,000	4,018,875
		10,132,793
Maryland—0.6%
Maryland State Transportation Authority Revenue Baltimore/Washington International,
AMT
5.000%, due 06/01/24	1,700,000	1,964,979

Massachusetts—1.8%
Commonwealth of Massachusetts,
Series D
4.000%, due 05/01/34	2,000,000	2,332,860
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program),
Series A
5.000%, due 06/15/23	1,000,000	1,099,040
Massachusetts Educational Financing Authority,
Series K, AMT
5.000%, due 07/01/22	2,500,000	2,726,200
		6,158,100
Michigan—4.0%
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien,
Series A
5.000%, due 07/01/23	1,000,000	1,128,960
Series D
5.000%, due 07/01/26	1,100,000	1,337,446
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,761,528
Michigan State Finance Authority Revenue Refunding (Detroit School District),
Series A
5.000%, due 05/01/22	1,485,000	1,614,715
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage),
Series C-3, (AGM Insured),
5.000%, due 07/01/30	1,500,000	1,734,900

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Michigan—(concluded)
Michigan Strategic Fund Revenue, (Improvement Project),
AMT
5.000%, due 06/30/32	3,300,000	4,038,177
Utica Community Schools, (School Building And Site)
4.000%, due 05/01/23	1,000,000	1,091,500
		13,707,226
Missouri—3.9%
City of Kansas City, Missouri Airport Revenue,
Series A, AMT
5.000%, due 09/01/23	5,000,000	5,328,900
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project,
Series A
5.000%, due 12/01/25	2,300,000	2,734,286
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth,
Series A
5.000%, due 11/15/34	2,000,000	2,318,440
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke’s Health System
5.000%, due 11/15/28	1,000,000	1,196,520
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care,
Series A
5.000%, due 06/01/27	1,500,000	1,724,145
		13,302,291
Nebraska—1.3%
Nebraska Public Power District Revenue Refunding,
Series B
5.000%, due 01/01/31	1,300,000	1,617,980
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2,
Series A
5.000%, due 01/01/30	2,500,000	2,884,500
		4,502,480
Nevada—1.0%
Las Vegas Valley Water District,
Series B
5.000%, due 06/01/25	2,700,000	2,961,414

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Nevada—(concluded)
Reno Sales Tax Revenue Refunding, First Lien,
Series 2018A
5.000%, due 06/01/33	500,000	617,765
		3,579,179
New Jersey—7.2%
New Jersey Economic Development Authority Revenue Refunding,
Series WW
5.250%, due 06/15/31	2,100,000	2,400,111
Series XX
5.000%, due 06/15/26	1,600,000	1,834,480
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co.,
Series C, AMT
5.100%, due 06/01/23	1,000,000	1,018,250
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,718,325
New Jersey State Higher Education Assistance Authority Revenue,
Series 1A, AMT
5.000%, due 12/01/21	2,550,000	2,734,977
Series B, AMT
5.000%, due 12/01/23	2,000,000	2,266,300
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series S
5.000%, due 06/15/30	1,000,000	1,187,100
New Jersey Turnpike Authority Revenue,
Series E
5.000%, due 01/01/30	1,350,000	1,685,799
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue Refunding,
Series A
5.000%, due 06/01/34	8,000,000	9,567,120
		24,412,462
New York—5.5%
Nassau County New York Industrial Development,
Series B
5.000%, due 10/01/21	3,045,000	3,262,626
New York City,
Series E
5.000%, due 08/01/24	2,815,000	3,152,490
Series H
5.000%, due 08/01/25	2,990,000	3,444,331

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
New York—(concluded)
New York State Urban Development Corp. Empire State Development State Personal Income Tax Revenue Bonds,
Series E
5.000%, due 03/15/31	2,000,000	2,236,100
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment),
Series A, AMT
5.000%, due 07/01/34	1,000,000	1,123,010
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association),
AMT
5.000%, due 01/01/22	1,500,000	1,604,415
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth),
AMT
5.000%, due 09/01/22	2,400,000	2,639,976
TSASC, Inc. Tobacco Settlement Bonds,
Series A
5.000%, due 06/01/34	1,000,000	1,180,090
		18,643,038
North Carolina—0.9%
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,746,960
North Carolina Turnpike Authority Senior Lien,
(AGM Insured),
5.000%, due 01/01/26	1,250,000	1,495,300
		3,242,260
Ohio—0.3%
American Municipal Power, Inc., Revenue,
Series A
5.000%, due 02/15/27	1,000,000	1,145,770

Pennsylvania—6.9%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group Issue) Revenue,
Series A
5.000%, due 04/01/29	3,190,000	3,939,937
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,046,460
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue
5.000%, due 06/01/31	1,500,000	1,843,260

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—(concluded)
Delaware Valley Regional Finance Authority, Pennsylvania Local Government Revenue Bonds,
Series B, SIFMA + 0.420%[1]
1.610%, due 09/01/48	3,500,000	3,500,770
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Turnpike Subordinate Special Revenue
5.000%, due 12/01/33	1,500,000	1,821,945
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue,
Series B
5.000%, due 06/01/28	2,000,000	2,386,540
Pennsylvania Turnpike Commission Turnpike Revenue,
Series B
5.000%, due 12/01/32	1,250,000	1,473,913
Philadelphia Airport Revenue,
Series B, AMT
5.000%, due 07/01/32	1,250,000	1,501,312
Philadelphia School District,
Series A
5.000%, due 09/01/31	1,000,000	1,224,100
Series A
4.000%, due 09/01/35[2]	1,500,000	1,677,540
Philadelphia School District Prerefunded,
Series F
5.000%, due 09/01/30	10,000	12,343
Philadelphia School District Unrefunded,
Series F
5.000%, due 09/01/30	2,640,000	3,130,195
		23,558,315
Tennessee—1.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Lipscomb University Projects),
Series S
5.000%, due 10/01/35	1,350,000	1,658,772
Tennessee Energy Acquisition Corp. Gas Revenue,
4.000%,VRD	2,500,000	2,757,325
Series A
5.250%, due 09/01/26	1,500,000	1,795,320
		6,211,417
Texas—12.3%
Central Texas Regional Mobility Authority Senior Lien Revenue,
Series A
5.000%, due 01/01/35	1,100,000	1,262,745

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(continued)
Central Texas Turnpike System,
Series C
5.000%, due 08/15/31	2,000,000	2,274,040
City of Brownsville, Texas Utilities System Revenue,
Series A
5.000%, due 09/01/28	2,225,000	2,499,654
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools,
(PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,268,509
Cypress-Fairbanks Independent School District,
(PSF-GTD)
5.000%, due 02/15/25	2,500,000	2,802,325
Dickinson Independent School District,
(PSF-GTD)
5.000%, due 02/15/30	2,500,000	2,859,350
El Paso Texas
5.000%, due 08/15/34	2,000,000	2,377,200
Grand Parkway Transportation Corporation Bond Anticipation Notes Revenue
5.000%, due 02/01/23	500,000	556,060
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Childred’s Hospital
4.000%, due 10/01/35	1,750,000	2,008,352
Harris County Toll Road Authority Revenue Refunding Senior Lien,
Series A
5.000%, due 08/15/29	2,025,000	2,549,536
Harris County-Houston Sports Authority Revenue Refunding Senior Lien,
Series A
5.000%, due 11/15/29	1,000,000	1,151,180
Houston Airport System Revenue Refunding,
Series B
5.000%, due 07/01/29	2,000,000	2,532,500
Houston Utility System Revenue First Lien,
Series D
5.000%, due 11/15/29	2,000,000	2,155,360
North Texas Tollway Authority Revenue Refunding,
Series A
5.000%, due 01/01/31	2,750,000	3,190,852
Series A
5.000%, due 01/01/34	2,775,000	3,206,152
Socorro Independent School District Refunding,
Series A, (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,509,242

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital),
Series B
5.000%, due 11/15/32	1,000,000	1,186,450
University of Houston Revenue Refunding,
Series C
5.000%, due 02/15/29	2,000,000	2,409,320
West Travis County Public Utility Agency Revenue,
(BAM Insured)
5.000%, due 08/15/30	1,000,000	1,227,660
		42,026,487
Virginia—1.9%
City of Richmond, Virginia Public Utility Revenue
5.000%, due 01/15/26	2,030,000	2,488,049
Virginia College Building Authority Virginia Educational Facilities Revenue Bonds, (21st Century College),
Series C
5.000%, due 02/01/31	1,825,000	2,250,426
Virginia Small Business Financing Authority Senior Lien Revenue Bonds, (95 Express Lanes LLC Project),
AMT
5.000%, due 07/01/34	1,700,000	1,816,858
		6,555,333
Washington—2.3%
Central Puget Sound Regional Transit Authority Revenue (Green Bonds),
Series S-1
5.000%, due 11/01/26	1,000,000	1,244,550
Energy Northwest Project 1 Electric Revenue Refunding,
Series A
5.000%, due 07/01/26	1,000,000	1,098,730
Port of Seattle Revenue,
Series C, AMT
5.000%, due 04/01/32	1,955,000	2,230,987
Port of Seattle Revenue, Intermediate Lien,
AMT
5.000%, due 04/01/28	2,500,000	3,109,575
		7,683,842
Wisconsin—3.2%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,770,465

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(concluded)
Wisconsin—(concluded)
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,123,240
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.),
Series A
5.125%, due 04/15/31	3,000,000	3,398,610
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health),
Series A
5.000%, due 12/01/26	1,175,000	1,367,101
WPPI Energy Power Supply Revenue,
Series A
5.000%, due 07/01/32	2,760,000	3,100,529
		10,759,945
Total Municipal bonds (cost—$322,455,773)		337,892,108

	Number of shares
Short-term investment—0.2%
Investment company—0.2%
State Street Institutional U.S. Government Money Market Fund (cost—$715,523)	715,523	715,523
Total investments (cost—$323,171,296)—99.4%		338,607,631
Other assets in excess of liabilities—0.6%		2,165,423
Net assets—100.0%		340,773,054

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	337,892,108	—	337,892,108
Short-term investment	—	715,523	—	715,523
Total	—	338,607,631	—	338,607,631

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

1                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2                 Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—53.7%
Australia—1.6%
Australia Government Bond
3.000%, due 03/21/47[1]	AUD	450,000	397,283
4.250%, due 04/21/26[1]	AUD	4,050,000	3,362,522
5.750%, due 07/15/22[1]	AUD	2,600,000	2,027,952
			5,787,757
Austria—0.9%
Republic of Austria Government Bond
1.200%, due 10/20/25[1]	EUR	2,700,000	3,305,851

Belgium—1.0%
Kingdom of Belgium Government Bond
4.250%, due 09/28/22[1]	EUR	1,250,000	1,592,723
5.000%, due 03/28/35[1]	EUR	1,030,000	1,977,724
			3,570,447
Bermuda—0.3%
Bermuda Government International Bond
4.750%, due 02/15/29[2]	USD	910,000	1,028,300

Canada—2.7%
Canadian Government Bond
1.750%, due 03/01/23	CAD	3,500,000	2,680,286
5.000%, due 06/01/37	CAD	380,000	439,728
5.750%, due 06/01/33	CAD	910,000	1,050,829
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	867,394
Province of British Columbia Canada
2.800%, due 06/18/48	CAD	300,000	249,473
Province of Ontario Canada
2.400%, due 06/02/26	CAD	4,050,000	3,154,056
Province of Quebec Canada
5.000%, due 12/01/41	CAD	1,100,000	1,203,711
			9,645,477
China—2.1%
China Government Bond
3.160%, due 06/27/23[1]	CNY	4,500,000	643,547
3.380%, due 11/21/24[1]	CNY	8,000,000	1,155,778
3.480%, due 06/29/27[1]	CNY	13,000,000	1,892,977

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
China—(concluded)
4.100%, due 12/04/22[1]	CNY	2,000,000	293,538
4.290%, due 05/22/29[1]	CNY	17,000,000	2,659,850
4.500%, due 05/22/34[1]	CNY	6,000,000	992,261
			7,637,951
Colombia—0.1%
Colombia Government International Bond
5.000%, due 06/15/45	USD	216,000	251,842

Cyprus—0.7%
Cyprus Government International Bond EMTN
4.250%, due 11/04/25[1]	EUR	1,753,000	2,416,396

Denmark—0.5%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,666,685

Finland—0.1%
Finland Government Bond
2.750%, due 07/04/28[1]	EUR	340,000	478,865

France—1.3%
French Republic Government Bond OAT
4.000%, due 04/25/55[1]	EUR	430,000	962,242
4.750%, due 04/25/35[1]	EUR	2,030,000	3,845,322
			4,807,564
Greece—0.5%
Hellenic Republic Government Bond
1.875%, due 07/23/26[1]	EUR	619,000	739,553
3.875%, due 03/12/29[1]	EUR	838,000	1,157,640
			1,897,193
Hungary—0.2%
Hungary Government International Bond
5.375%, due 03/25/24	USD	600,000	676,312

Indonesia—1.0%
Indonesia Government International Bond
1.400%, due 10/30/31	EUR	323,000	358,055
Indonesia Government International Bond EMTN
3.375%, due 04/15/23[1]	USD	1,950,000	2,003,016

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Indonesia—(concluded)
Indonesia Treasury Bond
7.000%, due 05/15/27	IDR	16,042,000,000	1,159,408
			3,520,479
Ireland—0.3%
Ireland Government Bond
1.000%, due 05/15/26[1]	EUR	1,030,000	1,240,453

Italy—5.0%
Italy Buoni Poliennali Del Tesoro
0.650%, due 11/01/20	EUR	1,900,000	2,137,709
2.000%, due 02/01/28[1]	EUR	1,770,000	2,172,278
2.050%, due 08/01/27	EUR	1,440,000	1,766,314
3.450%, due 03/01/48[1]	EUR	510,000	755,260
3.850%, due 09/01/49[1]	EUR	572,000	899,621
4.750%, due 09/01/21	EUR	3,700,000	4,493,844
5.000%, due 09/01/40[1]	EUR	1,100,000	1,905,196
Republic of Italy Government International Bond
2.375%, due 10/17/24	USD	3,590,000	3,558,776
			17,688,998
Japan—13.6%
Japan Government Five Year Bond
0.100%, due 09/20/21	JPY	1,131,750,000	10,544,590
0.100%, due 06/20/24	JPY	326,200,000	3,070,853
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	379,700,000	5,386,790
Japan Government Ten Year Bond
0.100%, due 06/20/28	JPY	313,600,000	2,985,661
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	128,500,000	1,582,077
2.300%, due 12/20/36	JPY	269,400,000	3,400,442
2.300%, due 03/20/39	JPY	364,050,000	4,691,421
Japan Government Twenty Year Bond
0.700%, due 03/20/37	JPY	463,100,000	4,686,877

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Japan—(concluded)
2.200%, due 09/20/26	JPY	1,093,750,000	11,865,552
			48,214,263
Luxembourg—1.1%
European Financial Stability Facility EMTN
0.400%, due 05/31/26[1]	EUR	3,290,000	3,830,838

Malaysia—0.3%
Malaysia Government Bond
4.160%, due 07/15/21	MYR	4,100,000	998,165

Mexico—0.8%
Mexican Bonos
5.750%, due 03/05/26	MXN	28,950,000	1,430,704
Mexico Government International Bond
4.125%, due 01/21/26[3]	USD	1,180,000	1,263,706
			2,694,410
Netherlands—0.5%
Netherlands Government Bond
1.750%, due 07/15/23[1]	EUR	150,000	182,305
4.000%, due 01/15/37[1]	EUR	800,000	1,512,005
			1,694,310
New Zealand—0.0%†
New Zealand Government Bond
2.750%, due 04/15/37[1]	NZD	181,000	134,542

Oman—0.1%
Oman Government International Bond
4.750%, due 06/15/26[1]	USD	300,000	291,000

Poland—1.3%
Republic of Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,126,427
Republic of Poland Government International Bond
3.000%, due 03/17/23	USD	2,750,000	2,833,359
Republic of Poland Government International Bond EMTN
1.500%, due 09/09/25[1]	EUR	500,000	608,926
			4,568,712
Portugal—0.7%
Portugal Obrigacoes do Tesouro OT
1.950%, due 06/15/29[1]	EUR	1,650,000	2,152,497

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Portugal—(concluded)
2.250%, due 04/18/34[1]	EUR	300,000	413,891
			2,566,388
Qatar—0.1%
Qatar Government International Bond
4.817%, due 03/14/49[2]	USD	300,000	368,946

Russia—0.1%
Russian Federal Bond - OFZ
8.150%, due 02/03/27	RUB	26,050,000	449,812

Saudi Arabia—0.5%
Saudi Government International Bond
0.750%, due 07/09/27[2]	EUR	610,000	696,217
Saudi Government International Bond EMTN
3.625%, due 03/04/28[1]	USD	400,000	420,866
4.500%, due 10/26/46[1]	USD	600,000	660,000
			1,777,083
Slovenia—0.2%
Slovenia Government International Bond
5.250%, due 02/18/24[1]	USD	510,000	577,146

South Korea—1.9%
Korea Housing Finance Corp.
0.100%, due 06/18/24[2]	EUR	724,000	809,907
0.750%, due 10/30/23[2]	EUR	317,000	365,083
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,447,207
			6,622,197
Spain—1.6%
Spain Government Bond
0.600%, due 10/31/29[1]	EUR	1,580,000	1,825,187
1.400%, due 01/31/20	EUR	700,000	784,167
2.700%, due 10/31/48[1]	EUR	118,000	182,701
4.900%, due 07/30/40[1]	EUR	950,000	1,877,163
5.150%, due 10/31/28[1]	EUR	560,000	901,973
			5,571,191
Supranationals—1.1%
European Investment Bank EMTN
0.875%, due 09/13/24[1]	EUR	2,600,000	3,078,904

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Supranationals—(concluded)
European Stability Mechanism EMTN
1.125%, due 05/03/32[1]	EUR	500,000	632,367
European Union EMTN
3.375%, due 04/04/32[1]	EUR	200,000	314,096
			4,025,367
Sweden—0.4%
Sweden Government Bond
3.500%, due 06/01/22	SEK	11,625,000	1,326,322

Thailand—0.5%
Thailand Government Bond
2.125%, due 12/17/26	THB	49,820,000	1,715,587

United Arab Emirates—0.5%
Abu Dhabi Government International Bond
3.125%, due 10/11/27[2]	USD	1,100,000	1,146,750
4.125%, due 10/11/47[1]	USD	450,000	517,781
			1,664,531
United Kingdom—3.0%
United Kingdom Gilt
1.750%, due 09/07/22[1]	GBP	1,300,000	1,746,882
1.750%, due 01/22/49[1]	GBP	1,021,309	1,527,047
3.250%, due 01/22/44[1]	GBP	2,180,000	4,095,664
3.750%, due 09/07/21[1]	GBP	1,200,000	1,647,639
4.250%, due 12/07/55[1]	GBP	675,000	1,707,796
			10,725,028
United States—7.1%
US Treasury Bonds
3.000%, due 02/15/47	USD	1,496,900	1,751,899
3.000%, due 05/15/47	USD	850,000	994,267
3.125%, due 05/15/48	USD	500,000	600,195
US Treasury Inflation Index Note (TIPS)
0.875%, due 01/15/29	USD	1,046,542	1,111,561
US Treasury Notes
2.125%, due 05/31/21	USD	2,000,000	2,016,719
2.375%, due 02/29/24	USD	13,330,000	13,803,840
2.375%, due 05/15/29	USD	3,913,000	4,149,156

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(concluded)
United States—(concluded)
2.625%, due 07/31/20	USD	860,000	866,383
			25,294,020
Total Government debt securities (cost—$182,901,510)			190,730,428

Corporate debt securities—32.6%
Australia—1.8%
Australia & New Zealand Banking Group Ltd.
2.500%, due 01/16/24[1]	EUR	700,000	868,587
BHP Billiton Finance Ltd.
(fixed, converts to FRN on 10/22/24),
5.625%, due 10/22/79[1]	EUR	300,000	407,451
National Australia Bank Ltd. EMTN
0.875%, due 02/19/27[1]	EUR	1,300,000	1,538,956
Westpac Banking Corp.
2.100%, due 02/25/21[1]	USD	2,600,000	2,609,538
Westpac Banking Corp. GMTN
0.500%, due 05/17/24[1]	EUR	800,000	918,825
			6,343,357
Belgium—0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650%, due 02/01/26[3]	USD	205,000	219,905
4.700%, due 02/01/36	USD	340,000	391,701
Anheuser-Busch InBev Worldwide, Inc.
4.439%, due 10/06/48	USD	260,000	293,233
4.600%, due 04/15/48	USD	170,000	195,071
4.900%, due 01/23/31	USD	225,000	268,759
			1,368,669
Brazil—0.2%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[2,4]	USD	649,000	643,484

Canada—1.0%
Canadian Imperial Bank of Commerce
2.350%, due 07/27/22[1]	USD	1,100,000	1,116,700
Canadian Natural Resources Ltd.
3.900%, due 02/01/25	USD	80,000	85,191
Emera US Finance LP
4.750%, due 06/15/46	USD	265,000	310,810

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Canada—(concluded)
Fortis, Inc.
3.055%, due 10/04/26	USD	406,000	418,240
MEG Energy Corp.
6.500%, due 01/15/25[2,3]	USD	75,000	78,000
Royal Bank of Canada
0.250%, due 06/28/23[1]	EUR	1,500,000	1,705,137
			3,714,078
China—0.1%
Shimao Property Holdings Ltd.
4.750%, due 07/03/22[1]	USD	420,000	430,631

France—4.2%
Air Liquide Finance SA
2.250%, due 09/27/23[2]	USD	410,000	411,173
BPCE SA
2.700%, due 10/01/29[2]	USD	1,060,000	1,058,883
BPCE SFH SA
0.625%, due 05/29/31[1]	EUR	800,000	935,251
Cie de Saint-Gobain EMTN
5.625%, due 11/15/24[1]	GBP	100,000	156,034
Credit Agricole Home Loan SFH SA EMTN
0.500%, due 04/03/25[1]	EUR	600,000	696,002
0.625%, due 09/11/23[1]	EUR	2,700,000	3,122,655
Credit Agricole SA
3.750%, due 04/24/23[2]	USD	1,440,000	1,505,325
Dexia Credit Local SA
1.250%, due 11/26/24[1]	EUR	1,700,000	2,033,535
Engie SA
2.875%, due 10/10/22[1]	USD	2,369,000	2,419,644
Europcar Mobility Group
4.125%, due 11/15/24[1]	EUR	100,000	105,329
La Financiere Atalian SASU
4.000%, due 05/15/24[1]	EUR	150,000	111,218
Orano SA EMTN
4.875%, due 09/23/24	EUR	200,000	260,159
Rexel SA
2.125%, due 06/15/25[1]	EUR	200,000	226,294
Societe Generale SA EMTN
5.200%, due 04/15/21[1]	USD	800,000	835,488
SPIE SA
3.125%, due 03/22/24[1]	EUR	200,000	239,968

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
France—(concluded)
Total Capital International SA
3.461%, due 07/12/49	USD	200,000	211,692
Total Capital SA EMTN
5.125%, due 03/26/24[1]	EUR	550,000	754,856
			15,083,506
Germany—0.2%
CeramTec BondCo GmbH
5.250%, due 12/15/25[1]	EUR	150,000	173,145
Nidda BondCo GmbH
5.000%, due 09/30/25[1]	EUR	200,000	227,521
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[1]	EUR	250,000	287,887
			688,553
Greece—0.3%
Alpha Bank AE EMTN
2.500%, due 02/05/23[1]	EUR	750,000	885,674
National Bank of Greece SA EMTN
2.750%, due 10/19/20[1]	EUR	300,000	342,868
			1,228,542
Hong Kong—0.1%
Hong Kong Red Star Macalline Universal Home Furnishings Ltd.
3.375%, due 09/21/22[1]	USD	500,000	447,969

Ireland—0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.750%, due 03/15/24[1]	EUR	200,000	227,242

Italy—0.2%
Enel Finance International N.V. EMTN
1.966%, due 01/27/25[1]	EUR	264,000	320,876
Telecom Italia SpA EMTN
3.000%, due 09/30/25[1]	EUR	300,000	359,252
			680,128
Japan—1.6%
Mitsubishi UFJ Financial Group, Inc.
3.218%, due 03/07/22	USD	1,145,000	1,174,016
3.407%, due 03/07/24	USD	320,000	334,343
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	596,339

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Japan—(concluded)
Sumitomo Mitsui Banking Corp. EMTN
0.550%, due 11/06/23[1]	EUR	3,200,000	3,662,144
			5,766,842
Jersey—0.2%
Heathrow Funding Ltd. EMTN
1.875%, due 07/12/32[1]	EUR	490,000	601,420

Luxembourg—0.4%
Altice Finco SA
4.750%, due 01/15/28[1]	EUR	200,000	216,564
Altice Luxembourg SA
6.250%, due 02/15/25[1]	EUR	150,000	173,773
Intelsat Jackson Holdings SA
8.000%, due 02/15/24[2]	USD	130,000	134,095
SELP Finance SARL
1.500%, due 11/20/25[1]	EUR	520,000	602,749
SES SA
(fixed, converts to FRN on 01/02/22),
4.625%, due 01/02/22[1,5]	EUR	100,000	118,623
			1,245,804
Mexico—0.2%
Petroleos Mexicanos
7.690%, due 01/23/50[2]	USD	513,000	556,502

Netherlands—2.4%
ABN AMRO Bank N.V. EMTN
(fixed, converts to FRN on 06/30/20),
2.875%, due 06/30/25[1]	EUR	1,400,000	1,587,336
6.375%, due 04/27/21[1]	EUR	1,950,000	2,372,540
Airbus Finance BV EMTN
1.375%, due 05/13/31[1]	EUR	200,000	243,527
EDP Finance BV EMTN
2.000%, due 04/22/25[1]	EUR	910,000	1,106,438
ING Groep N.V. EMTN
(fixed, converts to FRN on 04/11/23),
3.000%, due 04/11/28	EUR	1,600,000	1,930,189
NIBC Bank N.V. EMTN
1.000%, due 09/11/28[1]	EUR	700,000	838,654

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Netherlands—(concluded)
Ziggo Bond Co BV
4.625%, due 01/15/25[1]	EUR	250,000	286,942
			8,365,626
New Zealand—0.0%†
ASB Finance Ltd. EMTN
0.625%, due 10/18/24[1]	EUR	109,000	125,948

Portugal—0.5%
Brisa Concessao Rodoviaria SA EMTN
2.375%, due 05/10/27[1]	EUR	800,000	996,889
EDP Finance BV EMTN
1.125%, due 02/12/24[1]	EUR	800,000	927,144
			1,924,033
Spain—0.6%
Grifols SA
3.200%, due 05/01/25[1]	EUR	250,000	284,772
Iberdrola International BV EMTN
0.375%, due 09/15/25[1]	EUR	500,000	565,301
PITCH1
5.125%, due 07/20/22	EUR	800,000	1,019,316
Telefonica Europe BV
(fixed, converts to FRN on 03/31/24),
5.875%, due 03/31/24[1,5]	EUR	200,000	257,681
			2,127,070
Sweden—0.1%
Verisure Midholding AB
5.750%, due 12/01/23[1]	EUR	250,000	287,117

Switzerland—0.2%
Credit Suisse Group AG
(fixed, converts to FRN on 09/12/24),
2.125%, due 09/12/25[1]	GBP	600,000	787,741

United Kingdom—4.0%
AstraZeneca PLC
4.375%, due 11/16/45	USD	290,000	341,397
BAT Capital Corp.
3.557%, due 08/15/27	USD	970,000	977,469
4.390%, due 08/15/37	USD	345,000	338,058
BP Capital Markets PLC EMTN
0.900%, due 07/03/24[1]	EUR	610,000	705,157

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United Kingdom—(continued)
Centrica PLC EMTN
4.375%, due 03/13/29[1]	GBP	200,000	306,361
Eversholt Funding PLC EMTN
6.359%, due 12/02/25[1]	GBP	430,000	687,933
Fiat Chrysler Finance Europe SA GMTN
4.750%, due 07/15/22[1]	EUR	200,000	250,251
GlaxoSmithKline Capital PLC
3.000%, due 06/01/24	USD	365,000	380,361
Heathrow Funding Ltd. EMTN
6.750%, due 12/03/26[1]	GBP	850,000	1,473,566
HSBC Holdings PLC
(fixed, converts to FRN on 11/22/22),
3.033%, due 11/22/23	USD	1,200,000	1,227,060
(fixed, converts to FRN on 03/11/24),
3.803%, due 03/11/25	USD	285,000	299,230
Iceland Bondco PLC
4.625%, due 03/15/25[1]	GBP	100,000	106,219
Imperial Brands Finance PLC
3.125%, due 07/26/24[2]	USD	440,000	441,991
Lloyds Bank PLC EMTN
0.125%, due 06/18/26[1]	EUR	2,360,000	2,647,073
0.250%, due 03/25/24[1]	EUR	360,000	407,634
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 05/15/22),
3.498%, due 05/15/23	USD	985,000	1,006,291
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25	USD	380,000	402,826
Santander UK Group Holdings PLC
1.125%, due 09/08/23[1]	EUR	239,000	275,013
Sky Ltd. GMTN
2.250%, due 11/17/25[1]	EUR	510,000	637,926
Synlab Unsecured Bondco PLC
8.250%, due 07/01/23[1]	EUR	100,000	116,047
Tesco Corporate Treasury Services PLC EMTN
2.500%, due 07/01/24[1]	EUR	350,000	422,989
Vodafone Group PLC
4.125%, due 05/30/25	USD	425,000	461,499

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United Kingdom—(concluded)
5.000%, due 05/30/38	USD	315,000	361,966
			14,274,317
United States —13.8%
Altria Group, Inc.
4.250%, due 08/09/42	USD	45,000	43,852
American Airlines Pass-Through Trust,
Series 2016-2, Class AA,
3.200%, due 06/15/28	USD	657,750	679,804
American Axle & Manufacturing, Inc.
6.250%, due 04/01/25	USD	100,000	96,500
American Tower Corp.
1.375%, due 04/04/25	EUR	650,000	760,693
American Woodmark Corp.
4.875%, due 03/15/26[2]	USD	175,000	178,062
Apple, Inc.
4.650%, due 02/23/46	USD	420,000	525,914
AT&T, Inc.
4.300%, due 12/15/42	USD	305,000	322,589
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
6.375%, due 04/01/24[2]	USD	100,000	104,125
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, due 12/15/27	USD	360,000	370,908
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	USD	915,000	935,942
Bank of America Corp. EMTN
2.300%, due 07/25/25[1]	GBP	490,000	659,942
Bank of America Corp. MTN
(fixed, converts to FRN on 10/22/24),
2.456%, due 10/22/25	USD	280,000	281,408
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28	USD	750,000	807,659
(fixed, converts to FRN on 02/07/29),
3.974%, due 02/07/30	USD	365,000	398,349
Bausch Health Cos., Inc.
5.875%, due 05/15/23[2]	USD	3,000	3,043
7.000%, due 03/15/24[2]	USD	250,000	261,544
Becton Dickinson and Co.
2.894%, due 06/06/22	USD	421,000	429,137
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	USD	150,000	179,953

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Boeing Co./The
3.500%, due 03/01/39	USD	90,000	93,471
Boston Scientific Corp.
4.000%, due 03/01/29	USD	420,000	467,613
4.700%, due 03/01/49	USD	165,000	200,412
BP Capital Markets America, Inc.
3.119%, due 05/04/26	USD	690,000	723,218
3.410%, due 02/11/26	USD	220,000	233,596
Bristol-Myers Squibb Co.
2.900%, due 07/26/24[2]	USD	518,000	537,558
3.400%, due 07/26/29[2,3]	USD	310,000	333,578
4.250%, due 10/26/49[2]	USD	165,000	193,268
Buckeye Partners LP
5.850%, due 11/15/43[3]	USD	185,000	159,823
Burlington Northern Santa Fe LLC
4.150%, due 12/15/48	USD	130,000	151,445
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/27[2]	USD	50,000	52,687
5.750%, due 02/15/26[2]	USD	255,000	269,280
Central Garden & Pet Co.
5.125%, due 02/01/28	USD	200,000	205,460
Citigroup, Inc.
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23	USD	345,000	351,825
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	USD	3,580,000	3,639,009
Cleveland Electric Illuminating Co./The
3.500%, due 04/01/28[2]	USD	420,000	441,624
Comcast Corp.
2.350%, due 01/15/27	USD	600,000	604,107
3.900%, due 03/01/38	USD	395,000	434,079
3.950%, due 10/15/25	USD	197,000	216,373
3.969%, due 11/01/47	USD	400,000	439,542
4.700%, due 10/15/48	USD	355,000	436,440
CommScope Technologies LLC
6.000%, due 06/15/25[2]	USD	150,000	134,475
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	88,920
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	USD	125,000	106,250
Cox Communications, Inc.
3.500%, due 08/15/27[2]	USD	510,000	538,661

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
CSC Holdings LLC
10.875%, due 10/15/25[2]	USD	200,000	225,692
CSX Corp.
4.250%, due 03/15/29	USD	510,000	577,389
CVS Health Corp.
3.000%, due 08/15/26	USD	150,000	152,062
3.250%, due 08/15/29	USD	210,000	211,563
4.300%, due 03/25/28	USD	390,000	423,353
Dana Financing Luxembourg SARL
6.500%, due 06/01/26[2]	USD	100,000	105,000
DISH DBS Corp.
5.875%, due 11/15/24	USD	280,000	280,700
Eli Lilly & Co.
3.875%, due 03/15/39[3]	USD	145,000	167,886
3.950%, due 03/15/49[3]	USD	155,000	181,034
Energizer Holdings, Inc.
5.500%, due 06/15/25[2,3]	USD	50,000	51,875
Entergy Louisiana LLC
3.120%, due 09/01/27	USD	600,000	630,123
4.950%, due 01/15/45	USD	208,000	224,035
Equinix, Inc.
2.875%, due 03/15/24	EUR	150,000	173,002
ESH Hospitality, Inc.
5.250%, due 05/01/25[2]	USD	125,000	128,906
Exelon Corp.
4.450%, due 04/15/46	USD	240,000	272,182
5.150%, due 12/01/20	USD	1,300,000	1,333,058
GE Capital International Funding Co., Unlimited Co.
3.373%, due 11/15/25	USD	410,000	422,355
4.418%, due 11/15/35	USD	350,000	368,731
General Motors Co.
5.150%, due 04/01/38	USD	155,000	156,982
General Motors Financial Co., Inc.
5.650%, due 01/17/29	USD	435,000	486,398
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	USD	1,520,000	1,540,246
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23	USD	185,000	188,045
3.500%, due 11/16/26	USD	605,000	630,847
5.150%, due 05/22/45	USD	310,000	372,150
Goldman Sachs Group, Inc./The EMTN
1.625%, due 07/27/26[1]	EUR	600,000	716,358

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
4.250%, due 01/29/26[1]	GBP	440,000	645,963
HCA, Inc.
5.375%, due 02/01/25	USD	265,000	291,169
Hertz Corp./The
7.625%, due 06/01/22[2]	USD	50,000	51,937
Huntsman International LLC
4.250%, due 04/01/25	EUR	200,000	254,449
Indiana Michigan Power Co.
4.250%, due 08/15/48	USD	115,000	135,822
Infor US, Inc.
6.500%, due 05/15/22	USD	125,000	126,719
International Game Technology PLC
4.750%, due 02/15/23[1]	EUR	150,000	183,190
IQVIA, Inc.
3.250%, due 03/15/25[1]	EUR	200,000	228,073
Keurig Dr Pepper, Inc.
2.550%, due 09/15/26	USD	169,000	168,808
3.430%, due 06/15/27	USD	455,000	474,792
Kroger Co./The
3.875%, due 10/15/46	USD	290,000	275,395
Lowe’s Cos., Inc.
4.050%, due 05/03/47	USD	192,000	203,522
Magellan Midstream Partners LP
4.200%, due 03/15/45	USD	360,000	360,041
Medtronic Global Holdings SCA
1.125%, due 03/07/27	EUR	430,000	507,980
MGM Resorts International
4.625%, due 09/01/26	USD	245,000	256,637
Microsoft Corp.
3.750%, due 02/12/45	USD	365,000	414,208
Morgan Stanley
(fixed, converts to FRN on 04/24/23),
3.737%, due 04/24/24	USD	990,000	1,036,545
Morgan Stanley GMTN
1.875%, due 04/27/27	EUR	1,020,000	1,252,618
(fixed, converts to FRN on 01/23/29),
4.431%, due 01/23/30	USD	170,000	190,824
MPLX LP
4.500%, due 04/15/38	USD	130,000	132,369
National Rural Utilities Cooperative Finance Corp.
4.300%, due 03/15/49	USD	60,000	71,993

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
NextEra Energy Capital Holdings, Inc.
2.900%, due 04/01/22[3]	USD	549,000	560,242
3.150%, due 04/01/24	USD	120,000	124,556
NiSource, Inc.
2.950%, due 09/01/29	USD	340,000	343,258
Noble Energy, Inc.
3.900%, due 11/15/24	USD	171,000	180,191
Norfolk Southern Corp.
3.942%, due 11/01/47	USD	305,000	334,555
Oasis Petroleum, Inc.
6.875%, due 01/15/23	USD	60,000	51,900
Occidental Petroleum Corp.
3.500%, due 08/15/29	USD	179,000	181,323
Oracle Corp.
4.000%, due 07/15/46	USD	165,000	182,744
Pfizer, Inc.
3.450%, due 03/15/29	USD	70,000	76,376
4.000%, due 03/15/49	USD	95,000	110,806
Philip Morris International, Inc.
4.125%, due 03/04/43	USD	385,000	413,070
Post Holdings, Inc.
5.750%, due 03/01/27[2]	USD	125,000	133,079
Rockwell Collins, Inc.
3.500%, due 03/15/27	USD	640,000	684,604
Schlumberger Holdings Corp.
3.750%, due 05/01/24[2,3]	USD	190,000	200,365
3.900%, due 05/17/28[2]	USD	585,000	618,099
Sensata Technologies UK Financing Co. PLC
6.250%, due 02/15/26[2]	USD	200,000	214,000
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26	USD	630,000	651,390
Sierra Pacific Power Co.
2.600%, due 05/01/26	USD	325,000	331,945
Silgan Holdings, Inc.
3.250%, due 03/15/25	EUR	200,000	227,800
Southwestern Electric Power Co.,
Series J,
3.900%, due 04/01/45	USD	55,000	58,530
Sprint Corp.
7.625%, due 02/15/25	USD	300,000	329,625
SPX FLOW, Inc.
5.875%, due 08/15/26[2]	USD	100,000	104,750

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Sunoco Logistics Partners Operations LP
5.350%, due 05/15/45	USD	360,000	385,348
T-Mobile USA, Inc.
6.500%, due 01/15/26	USD	175,000	187,267
Tenet Healthcare Corp.
8.125%, due 04/01/22	USD	100,000	108,250
Union Electric Co.
3.500%, due 03/15/29	USD	55,000	60,192
Union Pacific Corp.
3.150%, due 03/01/24	USD	220,000	230,096
United Rentals North America, Inc.
5.500%, due 05/15/27[3]	USD	175,000	184,516
United Technologies Corp.
3.950%, due 08/16/25	USD	160,000	175,158
4.125%, due 11/16/28	USD	260,000	295,114
4.450%, due 11/16/38	USD	165,000	197,339
UnitedHealth Group, Inc.
3.500%, due 08/15/39	USD	80,000	83,266
Verizon Communications, Inc.
4.016%, due 12/03/29	USD	315,000	352,113
4.329%, due 09/21/28	USD	1,295,000	1,473,766
VICI Properties 1 LLC/VICI FC, Inc.
8.000%, due 10/15/23	USD	127,118	138,400
Welbilt, Inc.
9.500%, due 02/15/24	USD	200,000	213,000
Wells Fargo & Co. EMTN
1.375%, due 10/26/26[1]	EUR	600,000	710,721
Wells Fargo & Co. MTN
3.750%, due 01/24/24	USD	130,000	137,647
4.150%, due 01/24/29	USD	130,000	144,403
Wells Fargo Bank NA
(fixed, converts to FRN on 07/23/20),
3.325%, due 07/23/21	USD	2,100,000	2,119,824
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[2]	USD	100,000	106,250

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Corporate debt securities—(concluded)
United States—(concluded)
Zayo Group LLC/Zayo Capital, Inc.
6.375%, due 05/15/25	USD	100,000	102,800
			48,893,842
Total corporate debt securities (cost—$113,453,955)			115,812,421

Asset-backed securities—1.2%
United Kingdom—1.1%
Penarth Master Issuer PLC,
Series 2018-2A, Class A1,
1 mo. USD LIBOR + 0.450%,
2.490%, due 09/18/22[2,6]	USD	1,480,000	1,479,624
Series 2019-1A, Class A1,
1 mo. USD LIBOR + 0.540%,
2.580%, due 07/18/23[2,3,6]	USD	900,000	899,844
Gracechurch Card Funding PLC,
Series 2018-1A, Class A,
1 mo. USD LIBOR + 0.400%,
2.321%, due 07/15/22[2,6]	USD	1,370,000	1,370,065
			3,749,533
United States—0.1%
Verizon Owner Trust,
Series 2016-2A, Class A,
1.680%, due 05/20/21[2]	USD	492,773	492,629
Total asset-backed securities (cost—$4,242,745)			4,242,162

Collateralized mortgage obligations—3.2%
Spain—0.7%
Bankinter 10 FTA,
Series 10, Class A2,
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[1,6]	EUR	1,212,641	1,347,760
Fondo de Titulizacion de Activos Santander Hipotecario,
Series 2, Class A,
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[1,6]	EUR	908,349	1,001,618
			2,349,378

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Collateralized mortgage obligations—(concluded)
United Kingdom—1.2%
Gosforth Funding PLC,
Series 2018-1A, Class A1,
3 mo. USD LIBOR + 0.450%,
2.582%, due 08/25/60[2,6]	USD	646,623	645,894
Holmes Master Issuer PLC,
Series 2018-1A, Class A2,
3 mo. USD LIBOR + 0.360%,
2.361%, due 10/15/54[2,6]	USD	512,571	512,269
Lanark Master Issuer PLC,
Series 2018-1A,Class 1A,
3 mo. USD LIBOR + 0.420%,
2.570%, due 12/22/69[2,6]	USD	700,800	700,230
Permanent Master Issuer PLC,
Series 2018-1A, Class 1A1,
3 mo. USD LIBOR + 0.380%,
2.366%, due 07/15/58[2,6]	USD	1,134,000	1,134,150
Silverstone Master Issuer PLC,
Series 2018-1A, Class 1A,
3 mo. USD LIBOR + 0.390%,
2.356%, due 01/21/70[2,6]	USD	884,000	881,508
Series 2019-1A, Class 1A,
3 mo. USD LIBOR + 0.570%,
2.536%, due 01/21/70[2,6]	USD	366,000	366,102
			4,240,153
United States—1.3%
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4,
3.712%, due 04/14/50	USD	807,500	879,321
GRACE Mortgage Trust,
Series 2014-GRCE,Class A,
3.369%, due 06/10/28[2]	USD	2,550,000	2,587,494
OBP Depositor LLC Trust,
Series 2010-OBP, Class A,
4.646%, due 07/15/45[2]	USD	1,348,000	1,353,274
			4,820,089
Total collateralized mortgage obligations (cost—$11,366,341)			11,409,620

Government national mortgage association certificates—2.8%
GNMA II TBA
3.000%	USD	5,671,000	5,836,390
3.500%	USD	3,869,000	4,014,692
Total government national mortgage association certificates (cost—$9,846,920)			9,851,082

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Federal national mortgage association certificates—8.3%
UMBS TBA
2.500%	USD	5,929,000	5,992,922
3.000%	USD	10,670,000	10,855,735
3.500%	USD	12,381,000	12,712,772
Total federal national mortgage association certificates (cost—$29,563,636)			29,561,429

	Number of shares
Short-term investment—8.9%
Investment company—8.9%
State Street Institutional U.S. Government Money Market Fund (cost—$31,826,573)	31,826,573		31,826,573

Investment of cash collateral from securities loaned—1.1%
Money market fund—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$3,862,833)	3,862,833		3,862,833
Total investments (cost—$387,064,513)[7]—111.8%			397,296,548
Liabilities in excess of other assets—(11.8)%			(41,828,233)
Net assets—100.0%			$355,468,315

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
82	AUD	Australian Bond 10 Year Futures	December 2019	8,280,690	8,242,100	(38,590)
60	CAD	Canada Government Bond 10 Year Futures	December 2019	6,551,309	6,470,579	(80,730)
66	EUR	3 Month EURIBOR Futures	March 2021	18,503,139	18,483,416	(19,723)
66	EUR	3 Month EURIBOR Futures	June 2021	18,503,236	18,480,655	(22,581)
13	EUR	German Euro Buxl 30 Year Futures	December 2019	3,208,911	3,044,188	(164,723)
15	EUR	Italian Government Bond Futures	December 2019	2,436,256	2,416,910	(19,346)
29	EUR	Mid-Term Euro-OAT Futures	December 2019	5,561,869	5,446,031	(115,838)
7	EUR	Short-Term Euro-BTP Futures	December 2019	877,730	878,064	334
3	JPY	Japan Government Bond 10 Year Futures	December 2019	4,304,576	4,276,785	(27,791)
US Treasury futures buy contracts:
53	USD	Ultra Long US Treasury Bond Futures	December 2019	10,224,153	10,056,750	(167,403)
17	USD	US Long Bond Futures	December 2019	2,775,820	2,743,375	(32,445)
80	USD	US Treasury Note 5 Year Futures	December 2019	9,559,160	9,536,250	(22,910)
Total				90,786,849	90,075,103	(711,746)
Interest rate futures sell contracts:
66	EUR	3 Month EURIBOR Futures	March 2020	(18,494,600)	(18,481,575)	13,025
66	EUR	3 Month EURIBOR Futures	June 2020	(18,499,216)	(18,483,416)	15,800
33	EUR	German Euro BOBL Futures	December 2019	(5,028,980)	(4,954,674)	74,306
79	EUR	German Euro Bund Futures	December 2019	(15,420,251)	(15,133,546)	286,705
45	GBP	United Kingdom Long Gilt Bond Futures	December 2019	(7,708,076)	(7,743,345)	(35,269)
US Treasury futures sell contracts:
83	USD	US Treasury Note 2 Year Futures	December 2019	(17,912,268)	(17,894,930)	17,338
4	USD	US Ultra Treasury Note 10 Year Futures	December 2019	(561,304)	(568,437)	(7,133)
Total				(83,624,695)	(83,259,923)	364,772
Net unrealized depreciation						(346,974)

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
ANZ	CHF	1,311,608	USD	1,329,543	11/25/19	(2,060)
ANZ	USD	444,370	SGD	606,227	11/25/19	1,328
BB	DKK	5,660,941	USD	838,553	11/25/19	(7,787)
BB	EUR	1,196,622	SEK	12,921,433	11/25/19	3,321
BB	EUR	26,869,788	USD	29,714,049	11/25/19	(294,474)
BB	NOK	12,309,089	EUR	1,196,764	11/25/19	(2,086)
BB	NOK	20,425,907	USD	2,225,823	11/25/19	4,448
BB	SGD	265,438	USD	193,952	11/25/19	(1,198)
BB	THB	12,827,305	USD	422,159	11/25/19	(2,727)
BB	USD	693,356	CZK	16,216,519	11/25/19	15,347
BB	USD	223,000	MXN	4,354,744	11/25/19	2,636
BB	USD	444,370	TRY	2,663,951	11/25/19	18,630
BOA	EUR	1,197,000	USD	1,334,497	11/25/19	(2,328)
BOA	USD	4,302,360	EUR	3,869,599	11/25/19	19,258
BOA	USD	6,896,744	JPY	749,753,262	11/25/19	54,011
CITI	CAD	1,774,470	EUR	1,213,000	11/25/19	7,375
CITI	CAD	4,079,235	USD	3,110,482	11/25/19	13,202

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	CAD	583,231	USD	442,458	11/25/19	(377)
CITI	CZK	8,201,733	EUR	320,143	11/25/19	(897)
CITI	CZK	13,104,249	USD	569,998	11/25/19	(2,691)
CITI	EUR	398,436	RON	1,898,410	11/25/19	343
CITI	GBP	1,213,209	USD	1,555,199	11/25/19	(17,358)
CITI	HUF	167,903,201	USD	559,874	11/25/19	(10,597)
CITI	JPY	19,709,327	USD	181,517	11/25/19	(1,202)
CITI	NOK	24,411,735	USD	2,678,288	11/25/19	23,444
CITI	PLN	1,448,599	USD	372,126	11/25/19	(7,067)
CITI	SEK	8,022,611	USD	816,490	11/25/19	(15,312)
CITI	USD	2,667,482	CAD	3,491,996	11/25/19	(16,080)
CITI	USD	533,244	CZK	12,311,953	11/25/19	4,820
CITI	USD	3,923,415	GBP	3,119,895	11/25/19	120,580
CITI	USD	808,414	HUF	242,049,921	11/25/19	13,980
CITI	USD	528,219	ILS	1,850,463	11/25/19	(2,643)
GSI	AUD	367,276	JPY	27,443,241	11/25/19	1,090
GSI	AUD	1,941,307	USD	1,331,138	11/25/19	(7,882)
GSI	CAD	1,495,143	AUD	1,676,380	11/25/19	21,055
GSI	CAD	1,770,917	EUR	1,212,101	11/25/19	9,068
GSI	CAD	2,199,054	JPY	182,560,599	11/25/19	22,772
GSI	CHF	1,754,898	JPY	192,945,457	11/25/19	7,093
GSI	CHF	1,965,280	USD	1,991,993	11/25/19	(3,246)
GSI	EUR	2,805,591	NOK	28,675,551	11/25/19	(14,774)
GSI	EUR	1,197,000	SEK	12,917,749	11/25/19	2,516
GSI	EUR	1,639,356	USD	1,823,924	11/25/19	(6,930)
GSI	GBP	683,454	NOK	8,102,533	11/25/19	(4,717)
GSI	GBP	788,306	USD	1,015,496	11/25/19	(6,304)
GSI	JPY	143,700,505	USD	1,329,543	11/25/19	(2,665)
GSI	NOK	8,206,554	EUR	806,075	11/25/19	7,750
GSI	NZD	508,965	EUR	290,853	11/25/19	(1,617)
GSI	NZD	3,594,527	USD	2,290,268	11/25/19	(15,231)
GSI	RON	1,919,179	USD	444,699	11/25/19	(5,495)
GSI	SEK	25,730,908	EUR	2,397,404	11/25/19	9,614
GSI	SEK	17,507,510	USD	1,812,008	11/25/19	(3,210)
GSI	SGD	612,801	USD	446,126	11/25/19	(4,405)
GSI	USD	1,330,808	AUD	1,935,428	11/25/19	4,158
GSI	USD	424,941	CAD	555,597	11/25/19	(3,088)
GSI	USD	1,488,381	CNY	10,550,731	11/25/19	10,520
GSI	USD	4,018,442	EUR	3,624,604	11/25/19	29,562

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
GSI	USD	1,008,541	JPY	109,622,070	11/25/19	7,735
GSI	USD	917,527	MXN	17,832,303	11/25/19	6,432
GSI	USD	443,955	SGD	603,812	11/25/19	(33)
HSBC	JPY	438,781,437	USD	4,067,093	11/25/19	(729)
HSBC	TRY	2,638,331	USD	438,938	11/25/19	(19,609)
HSBC	USD	1,119,472	AUD	1,654,937	11/25/19	22,024
HSBC	USD	2,088,338	CAD	2,760,359	11/25/19	7,547
HSBC	USD	2,959,876	CHF	2,936,503	11/25/19	21,392
HSBC	USD	9,772,936	NOK	89,090,192	11/25/19	(84,129)
HSBC	USD	1,780,429	SEK	17,489,828	11/25/19	32,955
RBC	EUR	190,671	USD	212,009	11/25/19	(935)
RBC	NOK	12,308,315	EUR	1,206,182	11/25/19	8,515
SSC	CAD	280,634	USD	212,549	11/25/19	(531)
SSC	EUR	1,212,550	CHF	1,334,683	11/25/19	837
SSC	NZD	3,887,150	USD	2,446,256	11/25/19	(46,929)
SSC	USD	9,606,232	CAD	12,696,675	11/25/19	34,097
SSC	USD	446,597	EUR	403,000	11/25/19	3,478
Net unrealized depreciation						(46,410)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government debt securities	—	190,730,428	—	190,730,428
Corporate debt securities	—	115,812,421	—	115,812,421
Asset-backed securities	—	4,242,162	—	4,242,162
Collateralized mortgage obligations	—	11,409,620	—	11,409,620
Government national mortgage association certificates	—	9,851,082	—	9,851,082
Federal national mortgage association certificates	—	29,561,429	—	29,561,429
Short-term investment	—	31,826,573	—	31,826,573
Investment of cash collateral from securities loaned	—	3,862,833	—	3,862,833
Futures contracts	407,508	—	—	407,508
Forward foreign currency contracts	—	572,933	—	572,933
Total	407,508	397,869,481	—	398,276,989

Liabilities
Futures contracts	(754,482)	—	—	(754,482)
Forward foreign currency contracts	—	(619,343)	—	(619,343)
Total	(754,482)	(619,343)	—	(1,373,825)

At October 31, 2019, there were no transfers in or out of Level 3.

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2019 (unaudited)

Portfolio footnotes

†                      Amount represents less than 0.05%

1                      Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $26,761,847, represented 7.6% of the Fund’s net assets at period end.

3                      Security, or portion thereof, was on loan at the period end.

4                      When Issued Security.

5                      Perpetual investment. Date shown reflects the next call date.

6                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

7                      Includes $3,799,083 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $3,862,833

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—92.6%
Aerospace & defense—1.6%
Arconic, Inc.
5.125%, due 10/01/24	100,000		107,250
5.900%, due 02/01/27	50,000		55,595
5.950%, due 02/01/37	550,000		593,510
BBA US Holdings, Inc.
4.000%, due 03/01/28[2,3]	50,000		49,625
DAE Funding LLC
4.500%, due 08/01/22[2]	350,000		356,911
5.250%, due 11/15/21[2]	300,000		312,375
Leonardo SpA
4.875%, due 03/24/25	EUR	200,000	267,904
Pioneer Holdings LLC/Pioneer Finance Corp.
9.000%, due 11/01/22[2]	100,000		104,400
TransDigm UK Holdings PLC
6.875%, due 05/15/26	200,000		213,500
TransDigm, Inc.
5.500%, due 11/15/27[2,3]	975,000		971,773
6.000%, due 07/15/22	1,010,000		1,027,170
6.250%, due 03/15/26[2]	400,000		428,500
6.500%, due 05/15/25	130,000		135,038
7.500%, due 03/15/27	100,000		108,000
Triumph Group, Inc.
6.250%, due 09/15/24[2]	50,000		52,500
7.750%, due 08/15/25[4]	125,000		125,000
			4,909,051
Agriculture—0.1%
Tereos Finance Groupe I SA
4.125%, due 06/16/23[5]	EUR	300,000	212,130
4.250%, due 03/04/20	EUR	50,000	54,156
Vector Group Ltd.
10.500%, due 11/01/26[2]	175,000		178,500
			444,786
Airlines—0.4%
Air Canada
7.750%, due 04/15/21[2]	225,000		241,031
American Airlines Group, Inc.
5.000%, due 06/01/22[2]	150,000		156,375
Gol Finance, Inc.
7.000%, due 01/31/25[5]	480,000		490,800

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
United Airlines Holdings, Inc.
4.250%, due 10/01/22	75,000		77,454
6.000%, due 12/01/20	75,000		77,813
Virgin Australia Holdings Ltd.
8.125%, due 11/15/24[3,5]	300,000		297,000
			1,340,473
Apparel—0.1%
PB International BV
7.625%, due 01/26/22[5]	400,000		409,000

Auto & truck—1.7%
Adient Global Holdings Ltd.
3.500%, due 08/15/24[5]	EUR	275,000	257,622
Aston Martin Capital Holdings Ltd.
5.750%, due 04/15/22[5]	GBP	200,000	227,982
Avolon Holdings Funding Ltd.
3.625%, due 05/01/22[2]	50,000		51,040
5.250%, due 05/15/24[2]	125,000		136,312
BCD Acquisition, Inc.
9.625%, due 09/15/23[2]	175,000		180,035
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	275,000		233,750
Delphi Technologies PLC
5.000%, due 10/01/25[2,4]	125,000		108,125
Garrett LX I SARL/Garrett Borrowing LLC
5.125%, due 10/15/26[2]	EUR	275,000	283,704
Mclaren Finance PLC
5.000%, due 08/01/22[5]	GBP	475,000	586,634
5.750%, due 08/01/22[2]	200,000		190,200
Metalsa SA de CV
4.900%, due 04/24/23[5]	775,000		799,703
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
8.500%, due 05/15/27[2]	100,000		100,500
Superior Industries International, Inc.
6.000%, due 06/15/25[2]	EUR	300,000	294,488
6.000%, due 06/15/25[5]	EUR	125,000	122,877
Tenneco, Inc.
5.000%, due 07/15/24[5]	EUR	500,000	551,655
5.000%, due 07/15/26	250,000		198,750
Tesla, Inc.
5.300%, due 08/15/25[2,4]	700,000		661,500

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
Titan International, Inc.
6.500%, due 11/30/23	250,000		204,375
			5,189,252
Banking-non-US —2.6%
Akbank Turk AS
5.000%, due 10/24/22[5]	550,000		545,078
5.125%, due 03/31/25[5]	400,000		381,625
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 09/24/23),
5.875%, due 09/24/23[5,6,7]	EUR	400,000	474,382
Banco do Brasil SA
5.875%, due 01/26/22[5]	350,000		366,625
5.875%, due 01/26/22[2]	450,000		471,195
Banco Nacional de Costa Rica
6.250%, due 11/01/23[5]	450,000		463,781
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[5,6,7]	EUR	400,000	491,348
Credit Suisse AG
(fixed, converts to FRN on 09/18/20),
5.750%, due 09/18/25[5,7]	EUR	325,000	379,237
Credit Suisse Group AG
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[2,6,7]	200,000		213,250
Ecuador Government International Bond
9.500%, due 03/27/30[2]	250,000		240,000
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 06/30/20),
7.500%, due 08/10/20 [4,6,7]	400,000		407,500
(fixed, converts to FRN on 06/30/25),
8.000%, due 08/10/25 [4,6,7]	200,000		228,750
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21 [6,7]	200,000		215,500
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]	250,000		257,500
Ukreximbank Via Biz Finance PLC
9.625%, due 04/27/22[5]	208,333		216,666
9.750%, due 01/22/25[5]	1,050,000		1,113,000
UniCredit SpA
6.950%, due 10/31/22[5]	EUR	850,000	1,119,580
Unione di Banche Italiane SpA
(fixed, converts to FRN on 05/05/21),
4.250%, due 05/05/26 [5,7]	EUR	100,000	115,973

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
(fixed, converts to FRN on 09/15/27),
4.450%, due 09/15/27 [5,7]	EUR	200,000	238,973
			7,939,963
Banking-US—0.6%
Gems Menasa KY Ltd.
7.125%, due 07/31/26[2]	200,000		207,250
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 05/10/20),
5.375%, due 05/10/20[6,7]	375,000		380,464
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24 [6,7]	625,000		681,250
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24 [6,7]	500,000		560,035
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]	75,000		72,915
Washington Mutual, Inc.
0.000%, due 09/21/17[8,9]	500,000		5,500
			1,907,414
Building & construction—2.3%
Aeropuertos Argentina 2000 SA
6.875%, due 02/01/27[2]	257,813		238,557
6.875%, due 02/01/27[5]	234,375		216,870
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[2]	200,000		213,000
6.750%, due 03/30/29[5]	810,000		862,650
Aldesa Financial Services SA
7.250%, due 04/01/21[5]	EUR	100,000	49,631
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.750%, due 08/01/25[2]	175,000		175,875
Beazer Homes USA, Inc.
6.750%, due 03/15/25	225,000		232,875
7.250%, due 10/15/29[2]	100,000		105,250
Century Communities, Inc.
5.875%, due 07/15/25	250,000		260,000
6.750%, due 06/01/27[2]	275,000		294,250
Installed Building Products, Inc.
5.750%, due 02/01/28[2]	150,000		157,573
James Hardie International Finance Ltd.
3.625%, due 10/01/26[2]	EUR	150,000	176,287

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
KB Home
6.875%, due 06/15/27	100,000		114,000
7.625%, due 05/15/23	50,000		56,813
Lennar Corp.
4.125%, due 01/15/22	525,000		539,437
Masonite International Corp.
5.375%, due 02/01/28[2]	50,000		52,875
5.750%, due 09/15/26[2]	75,000		79,594
Mattamy Group Corp.
6.500%, due 10/01/25[2]	50,000		52,875
Meritage Homes Corp.
6.000%, due 06/01/25	515,000		575,512
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2]	925,000		957,375
Swissport Financing Sarl
5.250%, due 08/15/24[2]	EUR	100,000	114,597
9.000%, due 02/15/25[2]	EUR	125,000	143,047
Toll Brothers Finance Corp.
5.875%, due 02/15/22	192,000		204,240
TRI Pointe Group, Inc.
5.250%, due 06/01/27	100,000		103,500
William Lyon Homes, Inc.
5.875%, due 01/31/25	225,000		228,938
6.000%, due 09/01/23	150,000		155,250
6.625%, due 07/15/27[2]	100,000		105,250
Williams Scotsman International, Inc.
6.875%, due 08/15/23[2]	250,000		262,500
7.875%, due 12/15/22[2]	50,000		52,125
			6,780,746
Building products—2.2%
BMBG Bond Finance SCA
3.000%, due 06/15/21[5]	EUR	100,000	111,809
BMC East LLC
5.500%, due 10/01/24[2]	225,000		234,000
Brookfield Residential Properties, Inc.
6.375%, due 05/15/25[2]	150,000		155,250
Builders FirstSource, Inc.
5.625%, due 09/01/24[2]	152,000		158,080
6.750%, due 06/01/27[2]	250,000		271,250
Cemex SAB de CV
2.750%, due 12/05/24[2]	EUR	275,000	312,561
3.125%, due 03/19/26[5]	EUR	125,000	143,617
3.125%, due 03/19/26[2]	EUR	400,000	459,217

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Building products—(concluded)
5.700%, due 01/11/25[5]	550,000	564,231
7.750%, due 04/16/26[2]	400,000	431,000
CPG Merger Sub LLC
8.000%, due 10/01/21[2]	125,000	125,000
Griffon Corp.
5.250%, due 03/01/22	525,000	527,625
Grupo Cementos de Chihuahua SAB de CV
5.250%, due 06/23/24[5]	1,000,000	1,038,125
Jeld-Wen, Inc.
4.625%, due 12/15/25[2]	125,000	123,750
Patrick Industries, Inc.
7.500%, due 10/15/27[2]	225,000	233,437
PGT Escrow Issuer, Inc.
6.750%, due 08/01/26[2]	150,000	161,250
Standard Industries, Inc.
5.375%, due 11/15/24[2]	25,000	25,720
5.500%, due 02/15/23[2]	175,000	178,885
Summit Materials LLC/Summit Materials Finance Corp.
5.125%, due 06/01/25[2]	50,000	51,313
6.125%, due 07/15/23	75,000	76,434
6.500%, due 03/15/27[2]	75,000	81,000
Tecnoglass, Inc.
8.200%, due 01/31/22[5]	600,000	649,500
US Concrete, Inc.
6.375%, due 06/01/24	450,000	468,414
		6,581,468
Building products-cement—0.5%
GMR Hyderabad International Airport Ltd.
5.375%, due 04/10/24[2]	200,000	206,582
Indo Energy Finance II BV
6.375%, due 01/24/23[5]	228,000	228,142
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[2]	175,000	182,000
10.125%, due 04/01/22[2]	225,000	232,875
TopBuild Corp.
5.625%, due 05/01/26[2]	200,000	210,000
Weekley Homes LLC/Weekley Finance Corp.
6.000%, due 02/01/23	175,000	175,438

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building products-cement—(concluded)
6.625%, due 08/15/25	200,000		203,000
			1,438,037
Cable—2.6%
Altice France SA
2.500%, due 01/15/25[2]	EUR	125,000	139,879
3.375%, due 01/15/28[2]	EUR	350,000	391,077
5.500%, due 01/15/28[2]	400,000		407,500
7.375%, due 05/01/26[2]	400,000		428,338
CCO Holdings LLC/CCO Holdings Capital Corp.
4.000%, due 03/01/23[2]	50,000		50,875
5.125%, due 02/15/23	275,000		280,844
5.125%, due 05/01/23[2]	375,000		383,906
5.250%, due 09/30/22	150,000		152,063
5.375%, due 05/01/25[2]	25,000		25,938
5.500%, due 05/01/26[2]	350,000		368,812
5.750%, due 09/01/23	675,000		688,500
5.750%, due 01/15/24	4,000		4,099
5.750%, due 02/15/26[2]	725,000		765,600
5.875%, due 05/01/27[2]	125,000		132,500
Digi Communications N.V.
5.000%, due 10/15/23[2]	EUR	300,000	343,059
5.000%, due 10/15/23[5]	EUR	225,000	257,404
Dish DBS Corp.
5.875%, due 07/15/22	25,000		26,145
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]	100,000		104,750
Telecom Argentina SA
6.500%, due 06/15/21[5]	690,000		653,775
6.500%, due 06/15/21[2]	900,000		849,375
UPC Holding BV
3.875%, due 06/15/29[5]	EUR	550,000	635,553
UPCB Finance VII Ltd.
3.625%, due 06/15/29[5]	EUR	725,000	850,720
			7,940,712
Car rental—0.2%
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]	375,000		303,750
Hertz Corp./The
5.500%, due 10/15/24[2]	25,000		24,803
7.125%, due 08/01/26[2]	175,000		180,687

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Car rental—(concluded)
United Rentals North America, Inc.
5.500%, due 05/15/27	100,000		105,437
5.875%, due 09/15/26	50,000		53,062
6.500%, due 12/15/26	25,000		27,063
			694,802
Chemicals—2.3%
Atotech Alpha 2 BV
8.750% Cash or 9.500% PIK,
8.750%, due 06/01/23[2,10]	200,000		196,500
Atotech Alpha 3 BV/Alpha US Bidco, Inc.
6.250%, due 02/01/25[2]	200,000		201,000
Axalta Coating Systems Dutch Holding B BV
3.750%, due 01/15/25[5]	EUR	300,000	343,548
Blue Cube Spinco LLC
10.000%, due 10/15/25	325,000		363,187
Braskem Finance Ltd.
5.375%, due 05/02/22[5]	250,000		265,000
CF Industries, Inc.
5.150%, due 03/15/34	50,000		53,000
5.375%, due 03/15/44	300,000		307,500
7.125%, due 05/01/20	83,000		84,994
Chemours Co./The
4.000%, due 05/15/26	EUR	350,000	351,534
5.375%, due 05/15/27[4]	50,000		44,430
7.000%, due 05/15/25[4]	25,000		24,125
Consolidated Energy Finance SA
6.500%, due 05/15/26[2]	150,000		144,375
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]	125,000		115,000
Element Solutions, Inc.
5.875%, due 12/01/25[2]	25,000		26,098
Hexion, Inc.
7.875%, due 07/15/27[2]	25,000		24,063
Huntsman International LLC
4.250%, due 04/01/25	EUR	200,000	254,449
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc.,/Kissner USA
8.375%, due 12/01/22[2,4]	300,000		312,187
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.250%, due 05/15/26[2]	EUR	250,000	278,808
5.250%, due 05/15/26[5]	EUR	300,000	334,570
7.000%, due 04/15/25[2]	100,000		101,500

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Monitchem HoldCo 2 SA
9.500%, due 09/15/26[2]	EUR	150,000	165,622
Monitchem HoldCo 3 SA
5.250%, due 03/15/25[2]	EUR	325,000	368,363
NOVA Chemicals Corp.
5.000%, due 05/01/25[2]	50,000		50,250
5.250%, due 06/01/27[2]	150,000		154,125
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.750%, due 04/30/26[2]	50,000		50,250
OCI NV
3.125%, due 11/01/24[2]	EUR	250,000	284,401
5.000%, due 04/15/23[5]	EUR	300,000	348,475
5.250%, due 11/01/24[2]	200,000		207,000
6.625%, due 04/15/23[2]	200,000		208,750
Olin Corp.
5.625%, due 08/01/29	75,000		77,870
PQ Corp.
5.750%, due 12/15/25[2,4]	75,000		77,813
SPCM SA
4.875%, due 09/15/25[2]	200,000		207,000
TPC Group, Inc.
10.500%, due 08/01/24[2]	200,000		212,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.375%, due 09/01/25[2,4]	225,000		217,406
Tronox Finance PLC
5.750%, due 10/01/25[2]	275,000		259,187
Tronox, Inc.
6.500%, due 04/15/26[2,4]	75,000		72,000
			6,786,380
Coal—0.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
0.000%, due 11/01/21[11]	66,000		15,015
6.375%, due 03/15/24[11]	550,000		2,750
CONSOL Energy, Inc.
11.000%, due 11/15/25[2]	150,000		125,625
Murray Energy Corp.
12.000%, due 04/15/24[2,11]	1,268,693		11,101

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Coal—(concluded)
Warrior Met Coal, Inc.
8.000%, due 11/01/24[2]	157,000		160,140
			314,631
Commercial services—3.2%
AA Bond Co. Ltd.
5.500%, due 07/31/22[5]	GBP	475,000	506,951
Algeco Global Finance PLC
8.000%, due 02/15/23[2]	200,000		197,000
APTIM Corp.
7.750%, due 06/15/25[2,4]	125,000		86,250
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	200,000		206,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.750%, due 07/15/27[2]	125,000		127,500
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2]	250,000		242,500
Capitol Investment Merger Sub 2 LLC
10.000%, due 08/01/24[2]	25,000		25,750
Cardtronics, Inc./Cardtronics USA, Inc.
5.500%, due 05/01/25[2]	50,000		51,625
Clean Harbors, Inc.
4.875%, due 07/15/27[2]	75,000		78,183
5.125%, due 07/15/29[2]	50,000		53,250
Dun & Bradstreet Corp./The
6.875%, due 08/15/26[2]	75,000		82,007
10.250%, due 02/15/27[2]	425,000		465,915
Europcar Mobility Group
4.125%, due 11/15/24[5]	EUR	300,000	315,987
Garda World Security Corp.
7.250%, due 11/15/21[2]	25,000		25,031
Gartner, Inc.
5.125%, due 04/01/25[2]	225,000		235,957
Graham Holdings Co.
5.750%, due 06/01/26[2]	175,000		186,813
Great Lakes Dredge & Dock Corp.
8.000%, due 05/15/22	200,000		212,000
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[2]	96,000		94,080
8.375%, due 08/15/22[2]	325,000		259,187
9.250%, due 03/01/21[2,4]	275,000		255,406

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
House of Finance N.V./The
4.375%, due 07/15/26[2]	EUR	250,000	272,648
Inter Media and Communication SpA
4.875%, due 12/31/22[5]	EUR	186,042	213,717
Intertrust Group BV
3.375%, due 11/15/25[2]	EUR	125,000	145,881
3.375%, due 11/15/25[5]	EUR	450,000	525,172
Iron Mountain, Inc.
4.875%, due 09/15/29[2]	225,000		230,344
5.750%, due 08/15/24	390,000		393,412
La Financiere Atalian SASU
4.000%, due 05/15/24[5]	EUR	250,000	185,363
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[2]	250,000		260,650
5.375%, due 06/15/22[2]	425,000		430,708
5.625%, due 03/15/26[2,4]	100,000		106,500
Matthews International Corp.
5.250%, due 12/01/25[2]	125,000		116,875
Nassa Topco AS
2.875%, due 04/06/24[5]	EUR	925,000	1,065,986
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[2]	25,000		25,126
Refinitiv US Holdings, Inc.
4.500%, due 05/15/26[5]	EUR	225,000	271,708
6.875%, due 11/15/26[5]	EUR	350,000	441,250
8.250%, due 11/15/26[2]	275,000		308,687
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[2]	175,000		182,438
Service Corp. International
5.125%, due 06/01/29	75,000		79,875
5.375%, due 05/15/24	125,000		128,906
TMS International Holding Corp.
7.250%, due 08/15/25[2]	125,000		103,438
Verscend Escrow Corp.
9.750%, due 08/15/26[2]	250,000		265,937
Waste Italia SpA
10.500%, due 11/15/19[5,11]	EUR	1,425,000	15,893
WW International, Inc.
8.625%, due 12/01/25[2,4]	125,000		128,750
			9,606,656

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Communications equipment—0.2%
NXP BV/NXP Funding LLC
3.875%, due 09/01/22[2]	400,000		413,667
4.125%, due 06/01/21[2]	200,000		205,548
			619,215
Computer software & services—2.9%
ACI Worldwide, Inc.
5.750%, due 08/15/26[2]	50,000		53,000
Banff Merger Sub, Inc.
8.375%, due 09/01/26[5]	EUR	425,000	444,311
9.750%, due 09/01/26[2]	150,000		139,688
Camelot Finance SA
4.500%, due 11/01/26[2]	200,000		202,080
CDK Global, Inc.
5.250%, due 05/15/29[2]	50,000		53,094
5.875%, due 06/15/26	200,000		214,000
Dell International LLC/EMC Corp.
5.450%, due 06/15/23[2]	75,000		81,539
5.875%, due 06/15/21[2]	314,000		318,829
7.125%, due 06/15/24[2]	350,000		371,087
Diebold Nixdorf, Inc.
8.500%, due 04/15/24[4]	125,000		107,813
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24	275,000		286,000
Everi Payments, Inc.
7.500%, due 12/15/25[2]	150,000		158,062
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]	175,000		83,606
Infor US, Inc.
5.750%, due 05/15/22	EUR	625,000	705,427
6.500%, due 05/15/22	625,000		633,594
Informatica LLC
7.125%, due 07/15/23[2]	100,000		101,625
InterXion Holding N.V.
4.750%, due 06/15/25[5]	EUR	175,000	212,228
IQVIA, Inc.
2.250%, due 01/15/28[2]	EUR	300,000	341,784
3.250%, due 03/15/25[5]	EUR	200,000	228,073
5.000%, due 05/15/27[2]	125,000		132,500
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[2]	200,000		212,500
MTS Systems Corp.
5.750%, due 08/15/27[2]	75,000		78,563

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
NCR Corp.
5.750%, due 09/01/27[2]	225,000		230,344
6.125%, due 09/01/29[2]	300,000		314,250
6.375%, due 12/15/23	530,000		543,250
Open Text Corp.
5.875%, due 06/01/26[2]	325,000		346,531
Playtech PLC
4.250%, due 03/07/26[5]	EUR	350,000	415,888
Rackspace Hosting, Inc.
8.625%, due 11/15/24[2,4]	25,000		22,875
RP Crown Parent LLC
7.375%, due 10/15/24[2]	450,000		466,789
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[2]	325,000		340,031
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]	450,000		480,094
Veritas US, Inc./Veritas Bermuda Ltd.
10.500%, due 02/01/24[2,4]	200,000		189,000
Western Digital Corp.
4.750%, due 02/15/26[4]	150,000		152,812
			8,661,267
Consumer products—0.6%
Avon International Capital PLC
6.500%, due 08/15/22[2]	75,000		77,812
Central Garden & Pet Co.
5.125%, due 02/01/28	50,000		51,365
6.125%, due 11/15/23	275,000		284,281
First Quality Finance Co., Inc.
5.000%, due 07/01/25[2]	75,000		77,640
Prestige Brands, Inc.
5.375%, due 12/15/21[2]	175,000		175,219
6.375%, due 03/01/24[2,4]	200,000		208,750
Revlon Consumer Products Corp.
6.250%, due 08/01/24	200,000		100,000
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	381,724
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	400,000		431,000
			1,787,791

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—2.3%
ARD Finance SA
6.625% Cash or 7.375% PIK,
6.625%, due 09/15/23 [10]	EUR	100,000	115,439
7.125% Cash or 7.875% PIK,
7.125%, due 09/15/23 [10]	400,000		415,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 09/15/22[2]	200,000		202,500
6.750%, due 05/15/24[5]	EUR	275,000	322,055
Ball Corp.
4.375%, due 12/15/20	350,000		356,344
Berry Global, Inc.
6.000%, due 10/15/22	500,000		508,750
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]	150,000		140,625
7.875%, due 07/15/26[2,4]	175,000		164,500
Graphic Packaging International LLC
4.750%, due 07/15/27[2]	75,000		79,312
Hercule Debtco SARL
6.750% Cash or 7.500% PIK,
6.750%, due 06/30/24 [2,10]	EUR	275,000	269,903
6.750% Cash or 7.500% PIK,
6.750%, due 06/30/24 [5,10]	EUR	150,000	147,220
Kleopatra Holdings 1 SCA
9.250% Cash or 8.500% PIK,
9.250%, due 06/30/23[5,10]	EUR	684,149	379,990
Mauser Packaging Solutions Holding Co.
7.250%, due 04/15/25[2,4]	725,000		693,281
OI European Group BV
3.125%, due 11/15/24[2]	EUR	225,000	259,098
3.125%, due 11/15/24[5]	EUR	175,000	201,521
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2,4]	500,000		526,250
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2,4]	100,000		82,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[2]	450,000		461,677
SAN Miguel Industrias Pet SA
4.500%, due 09/18/22[5]	300,000		306,656
Schoeller Packaging BV
6.375%, due 11/01/24[2]	EUR	125,000	140,727
Silgan Holdings, Inc.
3.250%, due 03/15/25	EUR	400,000	455,600
Trident TPI Holdings, Inc.
9.250%, due 08/01/24[2]	125,000		121,250

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
Trivium Packaging Finance BV
5.500%, due 08/15/26[2]	200,000		209,750
8.500%, due 08/15/27[2]	200,000		212,500
			6,772,948
Diversified financial services—5.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, due 07/15/26[2]	275,000		293,562
9.750%, due 07/15/27[2]	450,000		470,250
Ally Financial, Inc.
3.750%, due 11/18/19	89,000		89,053
8.000%, due 11/01/31	300,000		419,250
8.000%, due 11/01/31	285,000		391,960
Arrow Bidco LLC
9.500%, due 03/15/24[2]	50,000		48,459
ASP AMC Merger Sub, Inc.
8.000%, due 05/15/25[2]	425,000		263,500
Bank of America Corp.
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24 [6,7]	100,000		105,375
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24 [6,7]	725,000		801,850
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26 [4,6,7]	175,000		198,982
Barclays PLC
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20 [6,7]	EUR	600,000	716,111
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24 [6,7]	200,000		218,250
Charles Schwab Corp./The
(fixed, converts to FRN on 12/01/27),
5.000%, due 12/01/27[4,6,7]	225,000		230,625
CIFI Holdings Group Co. Ltd.
6.550%, due 03/28/24[5]	200,000		201,782
CIT Group, Inc.
4.125%, due 03/09/21	75,000		76,688
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23 [6,7]	925,000		978,187
(fixed, converts to FRN on 08/15/20),
5.950%, due 08/15/20 [6,7]	175,000		178,850
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23 [4,6,7]	175,000		185,250

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26 [6,7]	150,000		169,125
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.
8.500%, due 12/15/22[2]	275,000		267,437
Credit Acceptance Corp.
6.625%, due 03/15/26[2]	125,000		132,813
Credito Real SAB de CV
5.000%, due 02/01/27[2]	EUR	100,000	115,050
9.500%, due 02/07/26[2]	300,000		345,000
9.500%, due 02/07/26[5]	300,000		345,000
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]	75,000		78,750
Fairstone Financial, Inc.
7.875%, due 07/15/24[2]	200,000		210,600
Fly Leasing Ltd.
5.250%, due 10/15/24	200,000		206,000
Fortress Transportation & Infrastructure Investors LLC
6.500%, due 10/01/25[2]	175,000		176,750
6.750%, due 03/15/22[2]	50,000		52,063
Garfunkelux Holdco 2 SA
11.000%, due 11/01/23[5]	GBP	250,000	314,122
Garfunkelux Holdco 3 SA
7.500%, due 08/01/22[5]	EUR	800,000	843,067
8.500%, due 11/01/22[5]	GBP	100,000	122,733
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,10]	350,000		358,207
goeasy Ltd.
7.875%, due 11/01/22[2]	150,000		155,813
Grupo KUO SAB De CV
5.750%, due 07/07/27[5]	750,000		769,922
Intrum AB
3.125%, due 07/15/24[5]	EUR	950,000	1,073,955
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.250%, due 06/03/26[2]	200,000		205,500
KOC Holding AS
5.250%, due 03/15/23[5]	500,000		503,700
6.500%, due 03/11/25[2]	200,000		208,000
6.500%, due 03/11/25[5]	400,000		416,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[2]	300,000		310,875

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Mulhacen Pte Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 08/01/23[5,10]	EUR	250,000	228,636
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, due 06/01/22	125,000		125,313
Newday Bondco PLC
7.375%, due 02/01/24[5]	GBP	350,000	437,544
NFP Corp.
6.875%, due 07/15/25[2]	325,000		320,125
8.000%, due 07/15/25[2]	125,000		126,875
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 12/15/22[2]	100,000		103,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[2]	200,000		205,750
Vertiv Intermediate Holding Corp.
12.000% Cash or 13.000% PIK,
12.000%, due 02/15/22[2,10]	850,000		703,375
VistaJet Malta Finance PLC/XO Management Holding, Inc.
10.500%, due 06/01/24[2]	150,000		145,875
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]	375,000		325,781
			15,970,740
Electric utilities—0.8%
Clearway Energy Operating LLC
5.000%, due 09/15/26	225,000		225,000
5.375%, due 08/15/24	25,000		25,344
5.750%, due 10/15/25	225,000		230,907
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[5]	775,000		821,742
GenOn Energy, Inc.
3.000%, due 06/15/49[8,9]	75,000		0
NRG Energy, Inc.
5.250%, due 06/15/29[2]	50,000		53,625
6.625%, due 01/15/27	200,000		216,750
Orano SA
4.875%, due 09/23/24	EUR	500,000	650,398
Vistra Energy Corp.
5.875%, due 06/01/23	25,000		25,531

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric utilities—(concluded)
7.625%, due 11/01/24	20,000		20,762
			2,270,059
Electric-generation—1.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	250,000		268,150
5.625%, due 05/20/24	75,000		80,813
5.750%, due 05/20/27	150,000		164,250
Calpine Corp.
5.375%, due 01/15/23	675,000		685,935
5.500%, due 02/01/24	475,000		476,187
5.875%, due 01/15/24[2]	50,000		51,100
ContourGlobal Power Holdings SA
4.125%, due 08/01/25[2]	EUR	675,000	792,840
Drax Finco PLC
6.625%, due 11/01/25[2]	200,000		211,750
Greenko Investment Co.
4.875%, due 08/16/23[5]	300,000		296,813
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]	375,000		381,373
Rockpoint Gas Storage Canada Ltd.
7.000%, due 03/31/23[2]	125,000		124,688
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 04/25/24),
6.500%, due 04/25/24[5,6,7]	200,000		206,406
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33[5]	230,000		243,872
Superior Plus LP/Superior General Partner, Inc.
7.000%, due 07/15/26[2]	75,000		80,625
Vistra Operations Co. LLC
5.000%, due 07/31/27[2]	175,000		181,125
			4,245,927
Electric-integrated—1.1%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It
7.950%, due 05/11/26[5]	500,000		531,875
AES El Salvador Trust II
6.750%, due 03/28/23[5]	450,000		448,734
Capex SA
6.875%, due 05/15/24[2]	225,000		179,086
Centrais Eletricas Brasileiras SA
5.750%, due 10/27/21[5]	300,000		314,203

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]	275,000		274,312
4.250%, due 07/15/24[2]	200,000		205,440
4.500%, due 09/15/27[2]	75,000		76,500
Pacific Gas & Electric Co.
0.000%, due 03/01/34[11]	450,000		451,125
0.000%, due 03/01/37[11]	100,000		99,750
3.250%, due 06/15/23[11]	50,000		46,625
4.000%, due 12/01/46[11]	50,000		45,500
5.125%, due 11/15/43[11]	200,000		192,875
5.400%, due 01/15/40[11]	175,000		172,813
Talen Energy Supply LLC
6.625%, due 01/15/28[2]	75,000		72,375
7.250%, due 05/15/27[2]	25,000		24,938
10.500%, due 01/15/26[2]	225,000		193,500
			3,329,651
Electronics—1.1%
Advanced Micro Devices, Inc.
7.000%, due 07/01/24	165,000		173,250
7.500%, due 08/15/22	270,000		304,430
Amkor Technology, Inc.
6.625%, due 09/15/27[2]	125,000		136,875
Energizer Gamma Acquisition BV
4.625%, due 07/15/26[2]	EUR	650,000	764,373
Energizer Holdings, Inc.
5.500%, due 06/15/25[2,4]	100,000		103,750
6.375%, due 07/15/26[2]	125,000		133,287
7.750%, due 01/15/27[2]	25,000		27,688
Entegris, Inc.
4.625%, due 02/10/26[2]	200,000		205,905
GCL New Energy Holdings Ltd.
7.100%, due 01/30/21[5]	600,000		556,875
Micron Technology, Inc.
4.640%, due 02/06/24	25,000		26,885
4.975%, due 02/06/26	50,000		54,345
5.500%, due 02/01/25	300,000		308,588
Qorvo, Inc.
4.375%, due 10/15/29[2]	125,000		125,703
5.500%, due 07/15/26	75,000		80,061
Resideo Funding, Inc.
6.125%, due 11/01/26[2]	75,000		75,563

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electronics—(concluded)
Senvion Holding GmbH
3.875%, due 10/25/22[5,11]	EUR	400,000	17,845
TTM Technologies, Inc.
5.625%, due 10/01/25[2,4]	175,000		176,750
			3,272,173
Energy—0.3%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]	300,000		301,200
Pattern Energy Group, Inc.
5.875%, due 02/01/24[2]	75,000		76,875
ReNew Power Synthetic
6.670%, due 03/12/24[2]	200,000		202,187
Rio Energy SA/UGEN SA/UENSA SA
6.875%, due 02/01/25[2]	200,000		114,875
TerraForm Power Operating LLC
4.250%, due 01/31/23[2]	125,000		128,750
4.750%, due 01/15/30[2]	125,000		129,219
5.000%, due 01/31/28[2]	50,000		52,735
			1,005,841
Energy-exploration & production—0.0%†
Covey Park Energy LLC/Covey Park Finance Corp.
7.500%, due 05/15/25[2]	150,000		111,000

Entertainment—0.8%
Entertainment One Ltd.
4.625%, due 07/15/26[2]	GBP	125,000	175,356
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]	175,000		183,969
International Game Technology PLC
2.375%, due 04/15/28[2]	EUR	150,000	166,116
3.500%, due 06/15/26[2]	EUR	250,000	295,903
4.750%, due 02/15/23[5]	EUR	325,000	396,912
Merlin Entertainments PLC
2.750%, due 03/15/22[5]	EUR	250,000	294,857
5.750%, due 06/15/26[2,8]	219,000		233,235
Motion Bondco DAC
4.500%, due 11/15/27[2,3]	EUR	200,000	226,924
William Hill PLC
4.875%, due 09/07/23[5]	GBP	125,000	174,194

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]	100,000		104,500
			2,251,966
Finance-captive automotive—1.4%
Ally Financial, Inc.
3.875%, due 05/21/24	125,000		130,724
8.000%, due 03/15/20	100,000		101,832
Barminco Finance Pty Ltd.
6.625%, due 05/15/22[5]	200,000		205,300
CyrusOne LP/CyrusOne Finance Corp.
5.000%, due 03/15/24	25,000		25,781
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]	125,000		118,146
HT1 Funding GmbH
12 mo. Euribor + 2.000%, 1.787%, due 06/30/20[6,7]	EUR	500,000	531,161
Hunt Cos., Inc.
6.250%, due 02/15/26[2]	200,000		196,382
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750%, due 09/15/24[2]	325,000		329,469
6.250%, due 02/01/22	150,000		153,562
6.250%, due 05/15/26	425,000		450,500
6.375%, due 12/15/25	125,000		131,250
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[2]	175,000		164,937
6.375%, due 02/01/24[2]	250,000		239,900
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]	300,000		266,250
Norbord, Inc.
5.750%, due 07/15/27[2]	25,000		25,875
NWH Escrow Corp.
7.500%, due 08/01/21[2]	250,000		113,125
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[2]	225,000		239,614
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.250%, due 04/15/24[2]	125,000		127,969
9.250%, due 05/15/23[2]	111,000		116,772
Province of Santa Fe
7.000%, due 03/23/23[5]	150,000		111,038
Radian Group, Inc.
4.500%, due 10/01/24	225,000		235,406

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
4.875%, due 03/15/27	150,000		155,625
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[2]	100,000		89,250
			4,259,868
Finance-other—1.2%
Navient Corp.
6.500%, due 06/15/22	100,000		107,000
6.625%, due 07/26/21	75,000		79,313
6.750%, due 06/25/25[4]	100,000		105,470
6.750%, due 06/15/26	200,000		209,000
7.250%, due 09/25/23	50,000		54,624
Navient Corp. MTN
8.000%, due 03/25/20	1,775,000		1,812,719
Springleaf Finance Corp.
6.625%, due 01/15/28	200,000		221,500
6.875%, due 03/15/25	275,000		311,437
7.125%, due 03/15/26	525,000		599,812
			3,500,875
Financial services—0.5%
Banco de Bogota SA
5.375%, due 02/19/23[2]	750,000		799,096
Intesa Sanpaolo SpA
3.928%, due 09/15/26[5]	EUR	400,000	502,797
Yapi ve Kredi Bankasi AS
8.250%, due 10/15/24[2]	200,000		209,500
			1,511,393
Food products—2.3%
Ajecorp BV
6.500%, due 05/14/22[5]	531,000		519,052
Central American Bottling Corp.
5.750%, due 01/31/27[2]	400,000		420,750
5.750%, due 01/31/27[5]	450,000		473,344
Chobani LLC/Chobani Finance Corp., Inc.
7.500%, due 04/15/25[2]	125,000		120,000
Clearwater Seafoods, Inc.
6.875%, due 05/01/25[2]	25,000		25,688
Cott Corp.
5.500%, due 07/01/24[5]	EUR	350,000	405,610
5.500%, due 07/01/24[2]	EUR	500,000	579,443

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food products—(concluded)
Darling Global Finance BV
3.625%, due 05/15/26[5]	EUR	350,000	411,102
JBS Investments II GmbH
5.750%, due 01/15/28[2]	500,000		521,000
7.000%, due 01/15/26[2]	600,000		650,400
JBS USA LUX SA/JBS USA Finance, Inc.
5.750%, due 06/15/25[2]	75,000		77,906
5.875%, due 07/15/24[2]	50,000		51,563
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.500%, due 04/15/29[2]	225,000		250,319
Minerva Luxembourg SA
6.500%, due 09/20/26[2]	550,000		576,125
6.500%, due 09/20/26[5]	250,000		261,875
NBM US Holdings, Inc.
7.000%, due 05/14/26[5]	500,000		530,250
Pilgrim’s Pride Corp.
5.750%, due 03/15/25[2]	225,000		233,437
5.875%, due 09/30/27[2]	250,000		267,880
Post Holdings, Inc.
5.000%, due 08/15/26[2]	75,000		78,007
5.500%, due 03/01/25[2]	100,000		104,760
5.750%, due 03/01/27[2]	225,000		239,542
			6,798,053
Food-wholesale—0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.750%, due 03/15/25	250,000		258,675
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.875%, due 02/15/28[2]	50,000		53,688
Aramark Services, Inc.
5.000%, due 02/01/28[2]	125,000		130,781
5.125%, due 01/15/24	375,000		386,719
Casino Guichard Perrachon SA
(fixed, converts to FRN on 01/31/24),
3.992%, due 01/31/24 [5,6,7]	EUR	100,000	60,226
4.048%, due 08/05/26[5,12]	EUR	400,000	354,755
4.561%, due 01/25/23[5,12]	EUR	200,000	206,811
Iceland Bondco PLC
4.625%, due 03/15/25[2]	GBP	375,000	398,320
6.750%, due 07/15/24[5]	GBP	164,000	193,301
Ingles Markets, Inc.
5.750%, due 06/15/23	50,000		51,063

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food-wholesale—(concluded)
KeHE Distributors LLC/KeHE Finance Corp.
8.625%, due 10/15/26[2]	50,000		51,281
US Foods, Inc.
5.875%, due 06/15/24[2]	100,000		103,000
			2,248,620
Gaming—2.9%
ASR Media & Sponsorship SpA
5.125%, due 08/01/24[5]	EUR	350,000	406,945
5.125%, due 08/01/24[2]	EUR	275,000	321,199
Boyd Gaming Corp.
6.000%, due 08/15/26	300,000		318,000
6.875%, due 05/15/23	325,000		337,187
Cirsa Finance International SARL
4.750%, due 05/22/25[5]	EUR	350,000	405,969
7.875%, due 12/20/23[2]	200,000		211,308
Codere Finance 2 Luxembourg SA
6.750%, due 11/01/21[5]	EUR	325,000	313,488
Grupo Posadas SAB de CV
7.875%, due 06/30/22[5]	1,000,000		1,001,250
Hilton Domestic Operating Co., Inc.
4.875%, due 01/15/30[2]	50,000		53,125
5.125%, due 05/01/26	350,000		367,500
Inn of the Mountain Gods Resort & Casino
9.250% Cash or 7.500% PIK,
9.250%, due 11/30/20[10]	69,621		69,099
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[5]	EUR	425,000	254,369
6.750%, due 09/15/21[5]	EUR	100,000	80,302
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2]	275,000		292,187
Juventus Football Club SpA
3.375%, due 02/19/24[5]	EUR	225,000	258,731
Mattel, Inc.
6.750%, due 12/31/25[2]	100,000		104,625
MGM China Holdings Ltd.
5.375%, due 05/15/24[2]	200,000		209,500
MGM Resorts International
5.250%, due 03/31/20	100,000		100,875
5.500%, due 04/15/27	25,000		27,500
6.000%, due 03/15/23	300,000		330,846
6.750%, due 10/01/20	313,000		324,346
7.750%, due 03/15/22	990,000		1,108,800

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2,4]	425,000		405,344
Scientific Games International, Inc.
3.375%, due 02/15/26[2]	EUR	175,000	197,617
5.500%, due 02/15/26[2]	EUR	425,000	462,124
6.250%, due 09/01/20	75,000		75,094
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC
7.000%, due 07/15/26[2]	50,000		53,938
Twin River Worldwide Holdings, Inc.
6.750%, due 06/01/27[2,4]	75,000		78,960
WMG Acquisition Corp.
4.125%, due 11/01/24[5]	EUR	405,000	465,325
5.000%, due 08/01/23[2]	125,000		128,125
			8,763,678
Health care equipment & supplies—0.1%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.625%, due 05/15/22[2]	175,000		169,094

Health care providers & services—4.5%
Avantor, Inc.
6.000%, due 10/01/24[2]	100,000		106,888
9.000%, due 10/01/25[2]	225,000		251,370
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]	200,000		225,000
Bausch Health Cos., Inc.
4.500%, due 05/15/23[5]	EUR	650,000	732,919
5.500%, due 03/01/23[2]	26,000		26,228
5.500%, due 11/01/25[2]	75,000		78,376
5.750%, due 08/15/27[2]	50,000		54,297
5.875%, due 05/15/23[2]	375,000		380,437
6.125%, due 04/15/25[2]	25,000		25,953
7.000%, due 01/15/28[2]	200,000		215,750
7.250%, due 05/30/29[2]	125,000		137,656
9.000%, due 12/15/25[2]	1,350,000		1,520,167
Catalent Pharma Solutions, Inc.
4.750%, due 12/15/24[2]	EUR	200,000	229,194
4.750%, due 12/15/24[5]	EUR	200,000	229,194
Centene Corp.
4.750%, due 05/15/22	175,000		178,719
5.375%, due 06/01/26[2]	400,000		423,400
6.125%, due 02/15/24	75,000		77,977

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Health care providers & services—(continued)
Charles River Laboratories International, Inc.
4.250%, due 05/01/28[2]	75,000	76,414
5.500%, due 04/01/26[2]	125,000	133,125
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22	287,000	221,707
8.000%, due 03/15/26[2]	250,000	244,375
8.125%, due 06/30/24[2]	359,000	272,840
9.875%, due 06/30/23[2,12]	125,000	104,375
Eagle Holding Co. II LLC
7.625% Cash or 8.375% PIK,
7.625%, due 05/15/22[2,10]	200,000	201,750
Encompass Health Corp.
4.750%, due 02/01/30	150,000	154,688
5.750%, due 11/01/24	390,000	394,387
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2,4]	546,000	361,042
Envision Healthcare Corp.
8.750%, due 10/15/26[2]	325,000	182,813
HCA Healthcare, Inc.
6.250%, due 02/15/21	150,000	157,125
HCA, Inc.
4.125%, due 06/15/29	50,000	52,997
5.375%, due 09/01/26	75,000	81,750
5.625%, due 09/01/28	150,000	168,563
5.875%, due 05/01/23	75,000	82,290
7.500%, due 02/15/22	1,375,000	1,525,562
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27[2]	75,000	77,250
HLF Financing SARL LLC/Herbalife International, Inc.
7.250%, due 08/15/26[2]	50,000	52,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, due 04/15/20[2]	25,000	15,750
5.625%, due 10/15/23[2]	150,000	54,000
5.750%, due 08/01/22[2]	50,000	19,750
MEDNAX, Inc.
6.250%, due 01/15/27[2]	100,000	98,940
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[2]	300,000	279,750
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2]	125,000	118,750
Polaris Intermediate Corp.
8.500% Cash or 9.250% PIK,
8.500%, due 12/01/22[2,10]	300,000	252,000

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
Select Medical Corp.
6.250%, due 08/15/26[2]	100,000		106,500
Tenet Healthcare Corp.
4.625%, due 07/15/24	125,000		128,750
4.625%, due 09/01/24[2]	125,000		128,200
4.875%, due 01/01/26[2]	225,000		232,734
5.125%, due 11/01/27[2]	225,000		234,558
6.250%, due 02/01/27[2]	50,000		52,813
Teva Pharmaceutical Finance Netherlands II BV
1.625%, due 10/15/28[5]	EUR	600,000	483,692
1.875%, due 03/31/27[5]	EUR	500,000	420,297
Teva Pharmaceutical Finance Netherlands III BV
6.000%, due 04/15/24[4]	1,250,000		1,171,875
Vizient, Inc.
6.250%, due 05/15/27[2]	50,000		53,922
West Street Merger Sub, Inc.
6.375%, due 09/01/25[2]	300,000		285,000
			13,576,109
Hotels, restaurants & leisure—2.7%
Boyne USA, Inc.
7.250%, due 05/01/25[2]	250,000		273,125
Carlson Travel, Inc.
9.500%, due 12/15/24[2]	200,000		201,500
CCM Merger, Inc.
6.000%, due 03/15/22[2]	200,000		204,750
Churchill Downs, Inc.
4.750%, due 01/15/28[2]	150,000		155,250
5.500%, due 04/01/27[2]	125,000		132,500
Constellation Merger Sub, Inc.
8.500%, due 09/15/25[2,4]	75,000		53,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, due 02/15/23[2,8]	125,000		131,563
Eldorado Resorts, Inc.
6.000%, due 04/01/25	500,000		525,625
6.000%, due 09/15/26	25,000		27,406
7.000%, due 08/01/23	250,000		260,938
Enterprise Development Authority/The
12.000%, due 07/15/24[2]	200,000		219,000
ESH Hospitality, Inc.
4.625%, due 10/01/27[2]	150,000		150,390
5.250%, due 05/01/25[2]	50,000		51,563

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—(concluded)
FelCor Lodging LP
6.000%, due 06/01/25	1,575,000		1,643,906
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2]	225,000		231,188
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	100,000		109,652
5.375%, due 04/15/26	100,000		109,965
HAT Holdings I LLC/HAT Holdings II LLC
5.250%, due 07/15/24[2]	225,000		236,531
Iron Mountain UK PLC
3.875%, due 11/15/25[5]	GBP	100,000	129,567
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[2]	175,000		182,875
5.000%, due 06/01/24[2]	325,000		337,187
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2]	1,117,000		1,144,925
NCL Corp. Ltd.
4.750%, due 12/15/21[2]	50,000		50,750
Silversea Cruise Finance Ltd.
7.250%, due 02/01/25[2]	100,000		106,000
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875%, due 11/01/27[2]	75,000		74,835
Viking Cruises Ltd.
5.875%, due 09/15/27[2]	250,000		265,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]	350,000		364,875
Wynn Macau Ltd.
4.875%, due 10/01/24[2]	200,000		201,440
5.500%, due 10/01/27[2]	400,000		411,625
			7,988,118
Insurance—1.0%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]	325,000		297,375
8.125%, due 02/15/24[2]	225,000		239,766
10.125%, due 08/01/26[2]	75,000		77,625
Ardonagh Midco 3 PLC
8.375%, due 07/15/23[2]	GBP	175,000	211,763
8.625%, due 07/15/23[2,4]	400,000		377,000
AssuredPartners, Inc.
7.000%, due 08/15/25[2]	250,000		249,063

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Fidelity & Guaranty Life Holdings, Inc.
5.500%, due 05/01/25[2]	275,000		293,562
Genworth Financial, Inc.
7.625%, due 09/24/21[4]	100,000		103,440
Genworth Holdings, Inc.
7.700%, due 06/15/20[4]	100,000		102,000
GTCR AP Finance, Inc.
8.000%, due 05/15/27[2]	50,000		51,125
HUB International Ltd.
7.000%, due 05/01/26[2]	250,000		257,500
MGIC Investment Corp.
5.750%, due 08/15/23	275,000		302,156
Nationstar Mortgage Holdings, Inc.
8.125%, due 07/15/23[2]	100,000		106,000
9.125%, due 07/15/26[2]	125,000		136,875
USIS, Inc.
6.875%, due 05/01/25[2]	275,000		279,812
			3,085,062
Lodging—0.4%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[2]	100,000		102,375
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.250%, due 11/15/22[2]	250,000		265,000
Marriott Ownership Resorts, Inc.
4.750%, due 01/15/28[2]	75,000		76,710
Marriott Ownership Resorts, Inc./ILG LLC
6.500%, due 09/15/26	25,000		27,031
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2]	200,000		208,129
TVL Finance PLC
12 mo. Euribor + 5.375%,
6.160%, due 07/15/25[2,7]	GBP	300,000	375,004
			1,054,249
Machinery—0.1%
Colfax Corp.
6.000%, due 02/15/24[2]	100,000		106,250
6.375%, due 02/15/26[2]	25,000		27,094

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery—(concluded)
Vertiv Group Corp.
9.250%, due 10/15/24[2]	200,000		188,125
			321,469
Machinery-construction & mining—0.0%†
BWX Technologies, Inc.
5.375%, due 07/15/26[2]	100,000		105,905

Manufacturing-diversified—1.3%
Amsted Industries, Inc.
5.625%, due 07/01/27[2]	75,000		79,125
Bombardier, Inc.
6.000%, due 10/15/22[2]	675,000		658,125
6.125%, due 05/15/21[5]	EUR	250,000	289,217
6.125%, due 01/15/23[2]	350,000		342,125
7.500%, due 12/01/24[2]	325,000		315,047
7.500%, due 03/15/25[2]	125,000		119,531
7.875%, due 04/15/27[2]	50,000		47,250
Cloud Crane LLC
10.125%, due 08/01/24[2]	175,000		184,844
EnPro Industries, Inc.
5.750%, due 10/15/26	150,000		158,625
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp.
12.250%, due 11/15/26[2,3]	325,000		326,625
Galapagos SA
0.000%, due 06/15/21[5,11]	EUR	27,500	29,904
Granite Holdings US Acquisition Co.
11.000%, due 10/01/27[2]	100,000		92,750
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]	150,000		140,250
Manitowoc Co., Inc./The
9.000%, due 04/01/26[2]	75,000		72,094
Mueller Water Products, Inc.
5.500%, due 06/15/26[2]	50,000		52,438
Rekeep SpA
9.000%, due 06/15/22[5]	EUR	425,000	409,917
Selecta Group BV
5.875%, due 02/01/24[2]	EUR	100,000	112,534
SPX FLOW, Inc.
5.625%, due 08/15/24[2]	175,000		182,219
5.875%, due 08/15/26[2]	175,000		183,312

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Manufacturing-diversified—(concluded)
Tennant Co.
5.625%, due 05/01/25	125,000		129,687
			3,925,619
Media—3.7%
AMC Entertainment Holdings, Inc.
5.750%, due 06/15/25[4]	50,000		47,505
5.875%, due 11/15/26[4]	75,000		68,344
6.125%, due 05/15/27[4]	475,000		429,578
6.375%, due 11/15/24	GBP	500,000	618,894
Cable Onda SA
4.500%, due 01/30/30[2,3]	300,000		303,981
Cinemark USA, Inc.
4.875%, due 06/01/23	25,000		25,375
5.125%, due 12/15/22	375,000		378,281
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[2]	500,000		520,465
9.250%, due 02/15/24[2]	31,000		34,100
CSC Holdings LLC
5.750%, due 01/15/30[2]	775,000		815,687
6.500%, due 02/01/29[2]	400,000		448,000
7.750%, due 07/15/25[2]	200,000		214,500
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[2]	325,000		339,219
6.625%, due 08/15/27[2,4]	175,000		180,250
DISH DBS Corp.
5.000%, due 03/15/23	50,000		50,375
5.125%, due 05/01/20	25,000		25,250
5.875%, due 11/15/24	325,000		325,812
Dish DBS Corp.
6.750%, due 06/01/21	25,000		26,313
DISH DBS Corp.
7.750%, due 07/01/26[4]	100,000		100,885
EW Scripps Co./The
5.125%, due 05/15/25[2]	225,000		228,094
GCI LLC
6.625%, due 06/15/24[2]	100,000		108,375
Gray Television, Inc.
5.125%, due 10/15/24[2]	225,000		233,156
5.875%, due 07/15/26[2,4]	575,000		604,480
7.000%, due 05/15/27[2]	100,000		109,427
iHeartCommunications, Inc.
5.250%, due 08/15/27[2]	225,000		232,132

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media—(continued)
6.375%, due 05/01/26	180,117	193,851
8.375%, due 05/01/27	9,591	10,286
Lamar Media Corp.
5.750%, due 02/01/26	50,000	52,938
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27[2]	200,000	204,750
National CineMedia LLC
5.750%, due 08/15/26	25,000	24,438
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[2]	500,000	521,690
5.625%, due 07/15/27[2]	225,000	237,307
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.000%, due 08/15/27[2]	250,000	261,882
Quebecor Media, Inc.
5.750%, due 01/15/23	450,000	486,990
Salem Media Group, Inc.
6.750%, due 06/01/24[2]	100,000	86,000
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]	25,000	25,618
Sinclair Television Group, Inc.
5.125%, due 02/15/27[2]	150,000	151,125
5.875%, due 03/15/26[2,4]	200,000	208,750
6.125%, due 10/01/22	142,000	143,774
Sirius XM Radio, Inc.
3.875%, due 08/01/22[2]	350,000	357,437
4.625%, due 05/15/23[2]	25,000	25,390
4.625%, due 07/15/24[2]	175,000	182,875
5.500%, due 07/01/29[2]	200,000	216,125
TEGNA, Inc.
5.000%, due 09/15/29[2]	150,000	152,063
Townsquare Media, Inc.
6.500%, due 04/01/23[2]	275,000	272,250
Univision Communications, Inc.
5.125%, due 02/15/25[2]	50,000	48,813
6.750%, due 09/15/22[2]	226,000	228,825
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]	350,000	365,750

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media—(concluded)
Ziggo BV
4.875%, due 01/15/30[2]	200,000	203,564
		11,130,969
Metals—0.5%
Coeur Mining, Inc.
5.875%, due 06/01/24	150,000	148,893
Constellium SE
6.625%, due 03/01/25[2,4]	500,000	523,275
Vedanta Resources PLC
6.125%, due 08/09/24[5]	200,000	185,335
6.375%, due 07/30/22[2]	300,000	297,094
8.250%, due 06/07/21[2]	250,000	261,015
		1,415,612
Metals & mining—2.8%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]	75,000	76,688
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]	400,000	434,500
Aleris International, Inc.
10.750%, due 07/15/23[2,4]	125,000	130,938
Anglo American Capital PLC
4.125%, due 09/27/22[2]	400,000	416,103
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]	175,000	175,000
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[2]	175,000	179,812
Cleveland-Cliffs, Inc.
5.750%, due 03/01/25[4]	125,000	123,438
5.875%, due 06/01/27[2]	250,000	238,437
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]	1,000,000	980,000
7.000%, due 02/15/21[2]	75,000	75,613
7.500%, due 04/01/25[2]	200,000	200,250
Fortune Star BVI Ltd.
5.250%, due 03/23/22[5]	300,000	298,875
Freeport-McMoRan, Inc.
3.875%, due 03/15/23	75,000	76,125
4.550%, due 11/14/24	25,000	26,000
5.000%, due 09/01/27[4]	250,000	255,312
5.250%, due 09/01/29	100,000	101,780

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—(continued)
5.450%, due 03/15/43	575,000		534,750
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, due 12/15/23[2]	175,000		168,875
Hecla Mining Co.
6.875%, due 05/01/21	175,000		172,375
Hudbay Minerals, Inc.
7.250%, due 01/15/23[2]	125,000		129,206
7.625%, due 01/15/25[2]	100,000		101,813
IAMGOLD Corp.
7.000%, due 04/15/25[2]	175,000		180,687
Kinross Gold Corp.
5.125%, due 09/01/21	175,000		181,475
Metinvest BV
7.750%, due 04/23/23[2]	200,000		208,500
Mineral Resources Ltd.
8.125%, due 05/01/27[2]	225,000		236,812
Mountain Province Diamonds, Inc.
8.000%, due 12/15/22[2]	100,000		97,000
Novelis Corp.
5.875%, due 09/30/26[2]	125,000		131,262
6.250%, due 08/15/24[2]	250,000		261,875
Park-Ohio Industries, Inc.
6.625%, due 04/15/27	125,000		120,000
Petra Diamonds US Treasury PLC
7.250%, due 05/01/22[2]	200,000		142,000
Schmolz & Bickenbach Luxembourg SA
5.625%, due 07/15/22[5]	EUR	300,000	260,980
Taseko Mines Ltd.
8.750%, due 06/15/22[2]	175,000		154,000
Teck Resources Ltd.
3.750%, due 02/01/23	125,000		127,003
4.500%, due 01/15/21	100,000		101,492
4.750%, due 01/15/22	350,000		363,034
United States Steel Corp.
6.250%, due 03/15/26[4]	75,000		62,797
Vale Overseas Ltd.
6.250%, due 08/10/26	110,000		128,238
Vallourec SA
6.375%, due 10/15/23[2]	EUR	125,000	113,098
6.375%, due 10/15/23[5]	EUR	325,000	294,458

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
6.625%, due 10/15/22[5]	EUR	275,000	259,527
			8,320,128
Oil & gas—9.8%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, due 11/02/47[5]	300,000		347,250
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	200,000		162,000
5.750%, due 03/01/27[2]	200,000		149,000
Antero Resources Corp.
5.000%, due 03/01/25	25,000		16,375
5.125%, due 12/01/22	50,000		37,438
5.375%, due 11/01/21[4]	125,000		111,562
5.625%, due 06/01/23	25,000		17,531
Apergy Corp.
6.375%, due 05/01/26	75,000		73,312
Archrock Partners LP/Archrock Partners Finance Corp.
6.875%, due 04/01/27[2]	150,000		154,860
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.
6.875%, due 02/01/25	225,000		176,625
Bruin E&P Partners LLC
8.875%, due 08/01/23[2]	400,000		264,000
Calfrac Holdings LP
8.500%, due 06/15/26[2]	75,000		32,179
California Resources Corp.
8.000%, due 12/15/22[2]	675,000		195,750
Callon Petroleum Co.
6.125%, due 10/01/24	250,000		237,500
6.375%, due 07/01/26[4]	75,000		69,937
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23[4]	100,000		93,000
Centennial Resource Production LLC
5.375%, due 01/15/26[2]	150,000		140,625
6.875%, due 04/01/27[2,4]	100,000		98,000
Chaparral Energy, Inc.
8.750%, due 07/15/23[2]	150,000		63,000
Chesapeake Energy Corp.
5.500%, due 09/15/26[12]	75,000		42,012
5.750%, due 03/15/23	75,000		54,750
6.625%, due 08/15/20	200,000		196,940
6.875%, due 11/15/20	125,000		123,750
8.000%, due 01/15/25	250,000		165,000

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Citgo Holding, Inc.
9.250%, due 08/01/24[2]	375,000	391,406
CNX Resources Corp.
5.875%, due 04/15/22[4]	75,000	73,312
7.250%, due 03/14/27[2]	125,000	100,119
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[12]	1,345,000	1,368,134
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[2]	250,000	244,380
DCP Midstream Operating LP
5.125%, due 05/15/29	300,000	304,500
5.375%, due 07/15/25	175,000	184,187
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	200,000	199,500
Denbury Resources, Inc.
6.375%, due 12/31/24[2]	118,000	64,688
9.000%, due 05/15/21[2]	485,000	424,375
9.250%, due 03/31/22[2]	140,000	114,800
Diamond Offshore Drilling, Inc.
7.875%, due 08/15/25[4]	50,000	39,875
Energy Transfer Operating LP
7.500%, due 10/15/20	400,000	419,699
EnLink Midstream Partners LP
4.400%, due 04/01/24	25,000	23,438
4.850%, due 07/15/26	125,000	114,375
5.050%, due 04/01/45	75,000	56,250
5.450%, due 06/01/47	100,000	76,500
5.600%, due 04/01/44	150,000	115,125
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]	275,000	233,750
EP Energy LLC/Everest Acquisition Finance, Inc.
0.000%, due 05/01/20[11]	492,000	1,230
0.000%, due 05/01/24[2,11]	186,000	3,605
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25	325,000	321,750
Extraction Oil & Gas, Inc.
5.625%, due 02/01/26[2]	125,000	53,125
7.375%, due 05/15/24[2]	150,000	61,500
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21[4]	430,000	361,200
6.750%, due 06/15/23[4,12]	150,000	126,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20	100,000	57,000

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
FTS International, Inc.
6.250%, due 05/01/22	300,000	214,125
Gazprom OAO Via Gaz Capital SA
4.950%, due 07/19/22[5]	400,000	422,500
Global Marine, Inc.
7.000%, due 06/01/28	100,000	86,000
Gulfport Energy Corp.
6.000%, due 10/15/24[4]	50,000	32,125
6.375%, due 05/15/25	100,000	60,500
6.375%, due 01/15/26	125,000	75,000
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[2]	150,000	156,937
HighPoint Operating Corp.
7.000%, due 10/15/22	125,000	111,875
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250%, due 11/01/28[2]	325,000	274,625
Hilong Holding Ltd.
8.250%, due 09/26/22[5]	200,000	204,434
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, due 08/01/24[2]	175,000	182,219
Honghua Group Ltd.
6.375%, due 08/01/22[5]	400,000	401,190
Indigo Natural Resources LLC
6.875%, due 02/15/26[2]	175,000	159,250
KazMunayGas National Co. JSC
4.400%, due 04/30/23[5]	850,000	897,175
4.400%, due 04/30/23[5]	425,000	448,654
4.750%, due 04/19/27[5]	250,000	272,740
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	125,000	125,000
Matador Resources Co.
5.875%, due 09/15/26	125,000	120,000
McDermott Technology Americas, Inc./McDermott Technology US, Inc.
10.625%, due 05/01/24[2]	50,000	9,500
MEG Energy Corp.
6.375%, due 01/30/23[2]	250,000	236,250
7.000%, due 03/31/24[2]	150,000	140,895
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	200,000	135,000
10.500%, due 05/15/27[2]	25,000	19,313
Murphy Oil Corp.
5.750%, due 08/15/25	250,000	253,442

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Nabors Industries, Inc.
4.625%, due 09/15/21	25,000		23,188
5.100%, due 09/15/23	50,000		38,250
5.500%, due 01/15/23	225,000		190,125
5.750%, due 02/01/25	225,000		167,692
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]	75,000		56,250
Noble Holding International Ltd.
6.200%, due 08/01/40	50,000		19,250
7.750%, due 01/15/24[4]	155,000		93,000
7.875%, due 02/01/26[2]	125,000		82,500
8.950%, due 04/01/45[12]	50,000		21,375
Oasis Petroleum, Inc.
6.250%, due 05/01/26[2,4]	25,000		17,013
6.500%, due 11/01/21	300,000		288,000
Parkland Fuel Corp.
5.875%, due 07/15/27[2]	150,000		158,748
6.000%, due 04/01/26[2]	75,000		79,290
Parsley Energy LLC/Parsley Finance Corp.
6.250%, due 06/01/24[2]	175,000		182,219
PDC Energy, Inc.
6.125%, due 09/15/24	75,000		72,797
Petrobras Global Finance BV
4.750%, due 01/14/25	EUR	100,000	129,642
5.093%, due 01/15/30[2]	461,000		488,890
6.125%, due 01/17/22	720,000		771,944
6.250%, due 12/14/26	GBP	100,000	153,337
6.850%, due 06/05/15	225,000		258,750
6.900%, due 03/19/49	1,075,000		1,249,472
7.250%, due 03/17/44	645,000		783,675
8.750%, due 05/23/26	1,625,000		2,080,000
Precision Drilling Corp.
7.125%, due 01/15/26[2]	200,000		173,000
7.750%, due 12/15/23[4]	75,000		70,875
Range Resources Corp.
5.750%, due 06/01/21	50,000		49,688
5.875%, due 07/01/22	500,000		475,000
Sanchez Energy Corp.
0.000%, due 06/15/21[11]	475,000		21,375
0.000%, due 01/15/23[11]	350,000		15,750
Sandridge Energy, Inc.
7.500%, due 03/15/21[8,9]	1,425,000		0
SESI LLC
7.125%, due 12/15/21	75,000		56,813

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
7.750%, due 09/15/24	225,000	123,750
Seven Generations Energy Ltd.
5.375%, due 09/30/25[2]	100,000	97,500
6.875%, due 06/30/23[2]	175,000	178,062
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]	175,000	146,995
SM Energy Co.
5.625%, due 06/01/25	50,000	42,376
Southwestern Energy Co.
6.200%, due 01/23/25[12]	50,000	44,000
SRC Energy, Inc.
6.250%, due 12/01/25	250,000	233,700
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[5]	800,000	832,750
6.950%, due 03/18/30[5]	500,000	600,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	475,000	425,125
5.750%, due 04/15/25	175,000	135,625
Summit Midstream Partners LP
(fixed, converts to FRN on 12/15/22),
9.500%, due 12/15/22[6,7]	350,000	199,500
Sunoco LP/Sunoco Finance Corp.
6.000%, due 04/15/27	250,000	262,500
Sunoco LP/Sunoco Finance Corp.
4.875%, due 01/15/23	300,000	307,875
5.500%, due 02/15/26	50,000	51,693
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.750%, due 10/01/23[2]	125,000	121,250
5.500%, due 09/15/24[2]	75,000	72,937
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	125,000	125,587
5.000%, due 01/15/28	350,000	347,375
5.125%, due 02/01/25	50,000	51,251
5.875%, due 04/15/26	225,000	234,866
6.750%, due 03/15/24	50,000	51,856
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]	200,250	200,250
Transocean Pontus Ltd.
6.125%, due 08/01/25[2]	66,750	66,583
Transocean Poseidon Ltd.
6.875%, due 02/01/27[2]	100,000	100,827
Transocean Sentry Ltd.
5.375%, due 05/15/23[2]	100,000	99,000

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Transocean, Inc.
5.800%, due 10/15/22[12]	175,000		167,125
6.800%, due 03/15/38	25,000		15,406
9.000%, due 07/15/23[2,4]	50,000		50,938
9.350%, due 12/15/41[12]	450,000		310,500
Tullow Oil PLC
6.250%, due 04/15/22[2]	400,000		403,000
7.000%, due 03/01/25[2]	200,000		205,500
UGI International LLC
3.250%, due 11/01/25[2]	EUR	250,000	294,160
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	175,000		176,750
6.875%, due 09/01/27[2]	175,000		175,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, due 04/15/23[2]	150,000		57,000
9.750%, due 04/15/23[2]	275,000		104,500
Viper Energy Partners LP
5.375%, due 11/01/27[2]	25,000		25,438
Weatherford International Ltd.
0.000%, due 06/15/23[11]	150,000		46,500
0.000%, due 02/15/24[11]	250,000		77,500
0.000%, due 03/15/38[11]	25,000		7,500
Whiting Petroleum Corp.
6.250%, due 04/01/23[4]	75,000		54,375
6.625%, due 01/15/26[4]	75,000		46,500
WPX Energy, Inc.
5.250%, due 10/15/27	175,000		170,187
			29,404,738
Packaging & containers—0.1%
Greif, Inc.
6.500%, due 03/01/27[2]	175,000		188,125

Paper & forest products—0.2%
Appvion, Inc.
9.000%, due 06/01/20[2,8,9]	650,000		6,500
Lecta SA
6.500%, due 08/01/23[5]	EUR	100,000	40,720
Mercer International, Inc.
6.500%, due 02/01/24	175,000		180,250
7.375%, due 01/15/25	125,000		129,687

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Paper & forest products—(concluded)
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26[2]	150,000		160,125
			517,282
Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Netherlands II BV
0.375%, due 07/25/20[5]	EUR	200,000	219,268

Pipelines—0.8%
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.250%, due 02/15/21	125,000		112,312
NGPL PipeCo LLC
4.375%, due 08/15/22[2]	250,000		259,564
NuStar Logistics LP
6.000%, due 06/01/26	75,000		80,152
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	400,000		410,000
Plains All American Pipeline LP
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[6,7]	100,000		93,250
Rockies Express Pipeline LLC
6.875%, due 04/15/40[2]	75,000		79,133
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 07/15/22	300,000		303,306
TransMontaigne Partners LP/TLP Finance Corp.
6.125%, due 02/15/26	100,000		95,783
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]	600,000		501,600
6.750%, due 05/02/25[5]	150,000		125,400
Williams Cos. Inc./The
3.700%, due 01/15/23	300,000		310,495
7.875%, due 09/01/21	50,000		54,922
			2,425,917
Real estate investment trusts—4.8%
ADLER Real Estate AG
1.500%, due 12/06/21[5]	EUR	225,000	252,197
Agile Group Holdings Ltd.
(fixed, converts to FRN on 12/04/23),
8.375%, due 12/04/23[5,6,7]	400,000		412,080
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.750%, due 05/15/26[2]	125,000		130,313

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Central China Real Estate Ltd.
7.250%, due 04/24/23[5]	300,000		295,935
Champion Sincerity Holdings Ltd.
(fixed, converts to FRN on 02/08/22),
8.125%, due 02/08/22[5,6,7]	200,000		210,770
China Aoyuan Group Ltd.
5.375%, due 09/13/22[5]	300,000		296,013
7.950%, due 02/19/23[5]	300,000		314,395
China Evergrande Group
7.500%, due 06/28/23[5]	200,000		171,625
9.500%, due 03/29/24[5]	850,000		763,141
10.000%, due 04/11/23[5]	200,000		185,992
China SCE Group Holdings Ltd.
5.875%, due 03/10/22[5]	200,000		197,154
7.375%, due 04/09/24[5]	800,000		790,103
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/22[5]	900,000		902,250
Consus Real Estate AG
9.625%, due 05/15/24[5]	EUR	275,000	289,072
9.625%, due 05/15/24[2]	EUR	300,000	315,351
Easy Tactic Ltd.
8.625%, due 02/27/24[5]	300,000		297,003
Equinix, Inc.
2.875%, due 02/01/26	EUR	300,000	347,605
5.750%, due 01/01/25	100,000		103,378
5.875%, due 01/15/26	100,000		106,220
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[5]	600,000		555,924
Forestar Group, Inc.
8.000%, due 04/15/24[2]	275,000		295,625
GEO Group, Inc./The
5.875%, due 10/15/24	25,000		20,875
6.000%, due 04/15/26	200,000		158,500
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]	100,000		104,250
Howard Hughes Corp./The
5.375%, due 03/15/25[2]	75,000		77,906
Jababeka International BV
6.500%, due 10/05/23[5]	400,000		354,500
Kennedy-Wilson, Inc.
5.875%, due 04/01/24	375,000		388,125
KWG Group Holdings Ltd.
7.875%, due 09/01/23[5]	200,000		205,316

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Logan Property Holdings Co. Ltd.
5.750%, due 01/03/22[5]	200,000		201,562
MPT Operating Partnership LP/MPT Finance Corp.
4.625%, due 08/01/29	125,000		130,393
5.500%, due 05/01/24	100,000		102,625
6.375%, due 03/01/24	325,000		339,219
Newmark Group, Inc.
6.125%, due 11/15/23	150,000		163,614
RKPF Overseas 2019 A Ltd.
6.700%, due 09/30/24[5]	300,000		310,674
7.875%, due 02/01/23[5]	300,000		319,768
SBA Communications Corp.
4.000%, due 10/01/22	325,000		331,549
Shimao Property Holdings Ltd.
5.600%, due 07/15/26[5]	250,000		260,988
6.125%, due 02/21/24[5]	600,000		639,562
Sunac China Holdings Ltd.
7.875%, due 02/15/22[5]	200,000		204,344
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[5]	GBP	289,864	486,009
Times China Holdings Ltd.
5.750%, due 04/26/22[5]	200,000		198,046
6.750%, due 07/16/23[5]	200,000		200,937
7.625%, due 02/21/22[5]	400,000		413,718
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2]	200,000		165,500
Yanlord Land HK Co. Ltd.
5.875%, due 01/23/22[5]	500,000		502,997
6.800%, due 02/27/24[5]	200,000		202,328
Yuzhou Properties Co. Ltd.
6.000%, due 01/25/22[5]	400,000		397,375
8.500%, due 02/26/24[5]	200,000		203,528
			14,316,354
Retail—3.5%
1011778 BC ULC/New Red Finance, Inc.
4.250%, due 05/15/24[2]	100,000		102,625
5.000%, due 10/15/25[2]	275,000		283,250
Anixter, Inc.
6.000%, due 12/01/25	100,000		102,750
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[5]	300,000		316,128
5.875%, due 04/04/27[2]	475,000		500,086

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
6.625%, due 09/27/23[5]	200,000		216,688
Argos Merger Sub, Inc.
7.125%, due 03/15/23[2]	50,000		46,250
Beacon Roofing Supply, Inc.
4.500%, due 11/15/26[2]	75,000		76,500
4.875%, due 11/01/25[2]	25,000		24,564
Carvana Co.
8.875%, due 10/01/23[2]	125,000		129,375
Cumberland Farms, Inc.
6.750%, due 05/01/25[2]	75,000		80,385
Dufry Finance SCA
4.500%, due 08/01/23[5]	EUR	350,000	400,114
FirstCash, Inc.
5.375%, due 06/01/24[2]	125,000		129,375
Golden Nugget, Inc.
6.750%, due 10/15/24[2]	750,000		772,575
8.750%, due 10/01/25[2]	221,000		232,602
Group 1 Automotive, Inc.
5.250%, due 12/15/23[2]	175,000		179,375
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[2]	250,000		271,797
7.875%, due 04/01/24[5]	1,100,000		1,195,906
H&E Equipment Services, Inc.
5.625%, due 09/01/25	275,000		289,094
Hillman Group, Inc./The
6.375%, due 07/15/22[2]	200,000		184,000
IAA, Inc.
5.500%, due 06/15/27[2]	125,000		133,925
IRB Holding Corp.
6.750%, due 02/15/26[2]	225,000		228,937
JC Penney Corp., Inc.
6.375%, due 10/15/36	150,000		51,000
8.625%, due 03/15/25[2]	150,000		95,625
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]	75,000		78,281
Lithia Motors, Inc.
5.250%, due 08/01/25[2]	125,000		130,938
Matalan Finance PLC
6.750%, due 01/31/23[2]	GBP	450,000	526,861
9.500%, due 01/31/24[2]	GBP	150,000	171,078
Michaels Stores, Inc.
8.000%, due 07/15/27[2]	50,000		49,360

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Murphy Oil USA, Inc.
4.750%, due 09/15/29	200,000		208,750
Nathan’s Famous, Inc.
6.625%, due 11/01/25[2]	150,000		151,500
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.750%, due 10/25/24[2]	103,452		27,932
Penske Automotive Group, Inc.
3.750%, due 08/15/20	125,000		125,625
Performance Food Group, Inc.
5.500%, due 06/01/24[2]	275,000		281,187
5.500%, due 10/15/27[2]	100,000		105,750
Rite Aid Corp.
6.125%, due 04/01/23[2]	50,000		42,565
Scotts Miracle-Gro Co./The
4.500%, due 10/15/29[2]	150,000		150,750
Shop Direct Funding PLC
7.750%, due 11/15/22[2]	GBP	425,000	465,193
Sonic Automotive, Inc.
6.125%, due 03/15/27	275,000		284,625
Staples, Inc.
7.500%, due 04/15/26[2]	450,000		469,125
10.750%, due 04/15/27[2]	300,000		312,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	375,000		383,325
Yum! Brands, Inc.
3.875%, due 11/01/23	275,000		284,674
4.750%, due 01/15/30[2]	125,000		131,094
			10,423,539
Software—0.1%
MSCI, Inc.
4.750%, due 08/01/26[2]	175,000		183,304

Software & services—0.1%
Ascend Learning LLC
6.875%, due 08/01/25[2]	100,000		104,625
6.875%, due 08/01/25[2]	75,000		78,281
			182,906
Specialty retail—0.1%
L Brands, Inc.
6.750%, due 07/01/36	225,000		186,750
7.500%, due 06/15/29	50,000		49,610

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Specialty retail—(concluded)
Takko Luxembourg 2 SCA MTN
5.375%, due 11/15/23[5]	EUR	200,000	206,248
			442,608
Telecom-integrated/services—0.4%
Connect Finco SARL/Connect US Finco LLC
6.750%, due 10/01/26[2]	400,000		414,500
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	300,000		324,750
Intelsat Luxembourg SA
8.125%, due 06/01/23[4]	265,000		222,931
Telesat Canada/Telesat LLC
6.500%, due 10/15/27[2]	125,000		130,469
			1,092,650
Telecommunication services—2.0%
Altice Financing SA
7.500%, due 05/15/26[2]	200,000		212,500
Altice Finco SA
4.750%, due 01/15/28[5]	EUR	500,000	541,409
Altice Luxembourg SA
8.000%, due 05/15/27[5]	EUR	300,000	366,838
10.500%, due 05/15/27[2]	200,000		226,250
Block Communications, Inc.
6.875%, due 02/15/25[2]	250,000		260,625
CommScope Technologies LLC
6.000%, due 06/15/25[2]	750,000		672,375
CommScope, Inc.
5.500%, due 03/01/24[2]	150,000		152,025
6.000%, due 03/01/26[2]	75,000		77,062
8.250%, due 03/01/27[2,4]	75,000		71,042
Digicel Group One Ltd.
8.250%, due 12/30/22[2]	672,000		397,320
Digicel Group Two Ltd.
8.250%, due 09/30/22[2]	753,000		195,780
Digicel Ltd.
6.000%, due 04/15/21[2]	125,000		93,086
6.750%, due 03/01/23[5]	300,000		157,594
Embarq Corp.
7.995%, due 06/01/36	550,000		544,500
Level 3 Parent LLC
5.750%, due 12/01/22	175,000		175,437

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(concluded)
Nokia of America Corp.
6.450%, due 03/15/29	100,000		103,600
Qualitytech LP/QTS Finance Corp.
4.750%, due 11/15/25[2]	125,000		130,625
SoftBank Group Corp.
3.125%, due 09/19/25[5]	EUR	800,000	905,623
4.000%, due 09/19/29[5]	EUR	300,000	341,911
5.000%, due 04/15/28[5]	EUR	300,000	367,062
Xplornet Communications, Inc.
9.625% Cash or 10.625% PIK,
9.625%, due 06/01/22[2,10]	149,365		152,166
			6,144,830
Telecommunications equipment—0.1%
CDW LLC/CDW Finance Corp.
4.250%, due 04/01/28	75,000		77,719
5.000%, due 09/01/25	225,000		235,125
			312,844
Telephone-integrated—2.1%
Frontier Communications Corp.
8.000%, due 04/01/27[2]	150,000		157,500
8.500%, due 04/01/26[2]	50,000		50,125
10.500%, due 09/15/22	1,600,000		750,000
Level 3 Financing, Inc.
5.125%, due 05/01/23	50,000		50,625
5.375%, due 08/15/22	42,000		42,158
5.625%, due 02/01/23	250,000		252,500
Sprint Capital Corp.
6.875%, due 11/15/28	25,000		27,125
8.750%, due 03/15/32	1,295,000		1,579,097
Telecom Italia Capital SA
6.000%, due 09/30/34	350,000		373,625
7.200%, due 07/18/36	50,000		58,250
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	500,000	827,241
Telecom Italia SpA
2.375%, due 10/12/27[5]	EUR	700,000	803,133
4.000%, due 04/11/24[5]	EUR	225,000	277,621
5.303%, due 05/30/24[2]	25,000		26,750
Virgin Media Finance PLC
5.750%, due 01/15/25[2]	200,000		206,000
6.000%, due 10/15/24[2]	400,000		412,500

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telephone-integrated—(concluded)
Virgin Media Receivables Financing Notes I DAC
5.500%, due 09/15/24[5]	GBP	300,000	398,320
			6,292,570
Trading companies & distributors—0.4%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[2]	EUR	300,000	282,206
5.375%, due 05/01/23[5]	EUR	153,000	143,338
Golden Legacy Pte Ltd.
6.875%, due 03/27/24[5]	300,000		303,576
Sri Rejeki Isman Tbk PT
7.250%, due 01/16/25[2]	500,000		508,813
			1,237,933
Transportation services—0.4%
CMA CGM SA
7.750%, due 01/15/21[5]	EUR	175,000	161,467
Rumo Luxembourg SARL
5.875%, due 01/18/25[5]	500,000		530,000
XPO Logistics, Inc.
6.125%, due 09/01/23[2]	150,000		154,500
6.500%, due 06/15/22[2]	419,000		426,856
			1,272,823
Wireless telecommunication services—4.2%
Avaya, Inc.
7.000%, due 04/01/19[8,9,11]	500,000		—
9.000%, due 04/01/19[2,8,9,11]	225,000		—
CenturyLink, Inc.
5.625%, due 04/01/20	250,000		253,125
5.800%, due 03/15/22	125,000		132,187
6.750%, due 12/01/23	200,000		222,750
Cogent Communications Group, Inc.
4.375%, due 06/30/24[5]	EUR	220,000	249,055
5.375%, due 03/01/22[2]	175,000		182,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[2]	250,000		265,000
GrubHub Holdings, Inc.
5.500%, due 07/01/27[2,4]	50,000		46,875
Intelsat Connect Finance SA
9.500%, due 02/15/23[2,4]	725,000		672,510
Intelsat Jackson Holdings SA
8.500%, due 10/15/24[2]	325,000		327,337

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Wireless telecommunication services—(continued)
9.750%, due 07/15/25[2]	350,000		363,454
Match Group, Inc.
5.000%, due 12/15/27[2]	50,000		52,187
5.625%, due 02/15/29[2]	100,000		107,125
6.375%, due 06/01/24	425,000		446,250
Metropolitan Light Co. Ltd.
5.500%, due 11/21/22[5]	629,000		651,079
Millicom International Cellular SA
6.250%, due 03/25/29[5]	200,000		218,246
6.250%, due 03/25/29[2]	250,000		272,807
6.625%, due 10/15/26[5]	250,000		271,250
6.625%, due 10/15/26[2]	325,000		352,625
Netflix, Inc.
3.625%, due 05/15/27	EUR	200,000	234,746
3.625%, due 06/15/30[2]	EUR	350,000	389,867
3.875%, due 11/15/29[2]	EUR	400,000	456,448
4.625%, due 05/15/29[5]	EUR	100,000	121,946
4.875%, due 06/15/30[2]	75,000		75,825
5.375%, due 02/01/21	200,000		207,000
5.375%, due 11/15/29[2]	25,000		26,344
5.500%, due 02/15/22	75,000		79,500
6.375%, due 05/15/29[2]	500,000		561,250
Nokia OYJ
3.375%, due 06/12/22	75,000		75,844
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, due 02/15/25[2,4]	75,000		75,750
Sprint Communications, Inc.
6.000%, due 11/15/22	25,000		26,438
7.000%, due 03/01/20[2]	75,000		75,937
9.250%, due 04/15/22	225,000		258,750
Sprint Corp.
7.625%, due 03/01/26	75,000		82,969
7.875%, due 09/15/23	500,000		551,875
T-Mobile USA, Inc.
4.000%, due 04/15/22[4,8]	175,000		180,637
4.500%, due 02/01/26[8]	150,000		154,687
6.000%, due 03/01/23[8]	425,000		432,969
6.000%, due 04/15/24	50,000		51,875
6.375%, due 03/01/25	375,000		389,141
6.500%, due 01/15/24	75,000		77,906
Uber Technologies, Inc.
7.500%, due 11/01/23[2]	150,000		152,662
7.500%, due 09/15/27[2]	25,000		24,625

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
United Group BV
3 mo. Euribor + 4.125%,
4.125%, due 05/15/25 [2,7]	EUR	275,000	306,707
4.375%, due 07/01/22[5]	EUR	100,000	113,500
4.875%, due 07/01/24[5]	EUR	100,000	115,155
ViaSat, Inc.
5.625%, due 04/15/27[2]	125,000		131,681
Vodafone Group PLC
3.100%, due 01/03/79[5]	EUR	525,000	612,613
(fixed, converts to FRN on 07/03/28),
4.200%, due 10/03/78 [5,7]	EUR	125,000	157,177
(fixed, converts to FRN on 01/04/29),
7.000%, due 04/04/79 [7]	275,000		318,432
Windstream Services LLC/Windstream Finance Corp.
6.375%, due 08/01/23[2,11]	54,000		10,260
7.750%, due 10/15/20[11]	275,000		50,875
8.625%, due 10/31/25[2,11]	127,000		127,159
10.500%, due 06/30/24[2,11]	100,000		54,500
Yell Bondco PLC
8.500%, due 05/02/23[2]	GBP	250,000	241,259
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[2]	450,000		457,371
6.000%, due 04/01/23	175,000		179,989
6.375%, due 05/15/25[4]	25,000		25,700
			12,753,231
Total Corporate bonds (cost—$285,592,504)			278,167,692

Non-US government obligations—1.6%
Chile Government International Bond
3.500%, due 01/25/50	300,000		322,687
Development Bank of Mangolia LLC
7.250%, due 10/23/23[5]	200,000		209,692
Ecuador Government International Bond
10.500%, due 03/24/20[5]	200,000		202,752
10.750%, due 03/28/22[5]	250,000		266,016
Egypt Government International Bond
6.125%, due 01/31/22[5]	350,000		361,690
Export Credit Bank of Turkey
5.375%, due 10/24/23[2]	200,000		194,687
5.375%, due 10/24/23[5]	200,000		194,688
5.375%, due 10/24/23[5]	750,000		730,078

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Non-US government obligations—(concluded)
Qatar Government International Bond
4.000%, due 03/14/29[5]	300,000	333,469
4.000%, due 03/14/29[2]	200,000	221,752
Russian Foreign Bond
4.875%, due 09/16/23[5]	1,600,000	1,756,000
Total Non-US government obligations (cost—$4,683,503)		4,793,511

Loan assignments—3.1%
Auto manufacturers—0.2%
Navistar International Corp.,
2017 1st Lien Term Loan B,
1 mo. USD LIBOR + 3.500%,
5.420%, due 11/06/24	219,759	217,151
Panther BF Aggregator 2 LP,
USD Term Loan B,
1 mo. USD LIBOR + 3.500%,
5.300%, due 04/30/26	325,000	320,261
		537,412
Building materials—0.1%
Foundation Building Materials Holding Co. LLC,
2018 Term Loan B,
1 mo. USD LIBOR + 3.000%,
4.786%, due 08/13/25	173,688	173,470

Chemicals—0.1%
Consolidated Energy Finance SA,
Term Loan B,
3 mo. USD LIBOR + 2.500%,
4.547%, due 05/07/25	222,188	214,411

Commercial services—0.1%
National Intergovernmental Purchasing Alliance Co.,
1st Lien Term Loan,
3 mo. USD LIBOR + 3.750%,
5.854%, due 05/23/25	98,751	97,146

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Commercial services—(concluded)
USS Ultimate Holdings, Inc.,
1st Lien Term Loan,
3 mo. USD LIBOR + 3.750%,
5.950%, due 08/25/24	171,685	169,411
		266,557
Computer software & services—0.1%
Camelot Finance SA,
Term Loan B,
0.000%, due 10/25/26[13]	125,000	125,313
Everi Payments, Inc.,
Term Loan B,
1 mo. USD LIBOR + 3.000%,
4.786%, due 05/09/24	112,429	112,204
SS&C Technologies Holdings Europe SARL,
2018 Term Loan B4,
1 mo. USD LIBOR + 2.250%,
4.036%, due 04/16/25	28,336	28,383
SS&C Technologies, Inc.,
2018 Term Loan B3,
1 mo. USD LIBOR + 2.250%,
4.036%, due 04/16/25	43,409	43,481
		309,381
Containers & packaging—0.1%
Flex Acquisition Co., Inc.,
1st Lien Term Loan,
3 mo. USD LIBOR + 3.000%,
5.096%, due 12/29/23	291,718	275,201

Distribution/wholesale—0.1%
HD Supply, Inc.,
Term Loan B5,
1 mo. USD LIBOR + 1.750%,
3.536%, due 10/17/23	173,809	174,374

Electric-generation—0.0%†
Vistra Energy Corp.,
1st Lien Term Loan B3,
3 mo. USD LIBOR + 2.000%,
3.786%, due 12/31/25	116,579	116,944

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Engineering & construction—0.1%
MRO Holdings, Inc.,
2019 Term Loan B,
3 mo. USD LIBOR + 5.000%,
7.104%, due 06/04/26	149,625	145,697

Entertainment—0.2%
Caesars Entertainment Operating Co.,
Exit Term Loan,
1 mo. USD LIBOR + 2.000%,
3.786%, due 10/07/24	224,354	224,215
Gateway Casinos & Entertainment Ltd.,
2018 Term Loan B,
3 mo. USD LIBOR + 3.000%,
5.104%, due 03/13/25	197,500	192,563
Lions Gate Capital Holdings LLC,
2018 Term Loan B,
1 mo. USD LIBOR + 2.250%,
4.036%, due 03/24/25	85,125	82,358
Merlin Entertainments PLC,
USD Term Loan B,
0.000%, due 10/16/26[13]	66,288	66,509
Delayed Draw Term Loan B,
0.000%, due 10/17/26[13]	8,712	8,741
		574,386
Financial services—0.1%
Air Methods Corp.,
2017 Term Loan B,
3 mo. USD LIBOR + 3.500%,
5.604%, due 04/22/24	120,500	95,999
UFC Holdings LLC,
2019 Term Loan,
1 mo. USD LIBOR + 3.250%,
5.040%, due 04/29/26	99,615	99,490
		195,489
Food products—0.0%†
Aramark Services, Inc.,
2018 Term Loan B3,
1 mo. USD LIBOR + 1.750%,
3.536%, due 03/11/25	19,950	19,966

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Gaming—0.1%
Boyd Gaming Corp.,
Term Loan B3,
1 week USD LIBOR + 2.250%,
3.960%, due 09/15/23	272,732	272,817
Marriott Ownership Resorts, Inc.,
2018 Term Loan B,
1 mo. USD LIBOR + 2.250%,
4.036%, due 08/29/25	148,875	149,433
		422,250
Health care providers & services—0.0%†
MPH Acquisition Holdings LLC,
2016 Term Loan B,
3 mo. USD LIBOR + 2.750%,
4.854%, due 06/07/23	69,606	65,121

Hotels, restaurants & leisure—0.2%
LTF Merger Sub, Inc.,
2017 Term Loan B,
3 mo. USD LIBOR + 2.750%,
4.874%, due 06/10/22	678,353	674,880

Insurance—0.2%
Asurion LLC,
2017 Term Loan B4,
1 mo. USD LIBOR + 3.000%,
4.786%, due 08/04/22	451,491	451,572
Genworth Financial, Inc.,
Term Loan,
1 mo. USD LIBOR + 4.500%,
6.323%, due 03/07/23	123,125	122,817
Hub International Ltd.,
2018 Term Loan B,
3 mo. USD LIBOR + 3.000%,
4.940%, due 04/25/25	74,063	72,383
		646,772
Lodging—0.2%
Golden Nugget, Inc.,
2017 Incremental Term Loan B,
1 mo. USD LIBOR + 2.750%,
4.677%, due 10/04/23	142,593	142,213

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Loan assignments—(continued)
Lodging—(concluded)
Hilton Worldwide Finance LLC,
2019 Term Loan B2,
1 mo. USD LIBOR + 1.750%,
3.573%, due 06/22/26	375,000	376,440
RHP Hotel Properties LP,
2017 Term Loan B,
3 mo. USD LIBOR + 2.000%,
3.790%, due 05/11/24	135,038	134,911
		653,564
Media—0.3%
Altice France SA,
2018 Term Loan B13,
1 mo. USD LIBOR + 4.000%,
5.921%, due 08/14/26	519,750	510,841
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Term Loan,
1 mo. USD LIBOR + 3.250%,
5.080%, due 08/24/26	100,000	100,375
iHeartCommunications, Inc.,
Exit Term Loan,
1 mo. USD LIBOR + 4.000%,
6.032%, due 05/01/26	18,254	18,306
NASCAR Holdings, Inc,
Term Loan B,
1 mo. USD LIBOR + 2.750%,
4.628%, due 10/19/26	150,000	150,680
Nexstar Broadcasting, Inc.,
2019 Term Loan B4,
1 mo. USD LIBOR + 2.750%,
4.554%, due 09/18/26	175,000	175,558
Sinclair Television Group, Inc.,
Term Loan B2B,
1 mo. USD LIBOR + 2.500%,
4.430%, due 09/30/26	75,000	75,023
		1,030,783
Media-publishing—0.1%
Cengage Learning, Inc.,
2016 Term Loan B,
1 mo. USD LIBOR + 4.250%,
6.036%, due 06/07/23	224,420	208,262

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Loan assignments—(continued)
Metals & mining—0.1%
Aleris International, Inc.,
2018 Term Loan,
1 mo. USD LIBOR + 4.750%,
6.536%, due 02/27/23	172,813	172,705
Big River Steel LLC,
Term Loan B,
3 mo. USD LIBOR + 5.000%,
7.104%, due 08/23/23	73,316	72,629
Neenah Foundry Co.,
2017 Term Loan,
2 mo. USD LIBOR + 6.500%,
8.363%, due 12/13/22	128,036	124,195
		369,529
Oil & gas—0.4%
California Resources Corp.,
Second Out Term Loan,
1 mo. USD LIBOR + 10.375%,
12.175%, due 12/31/21	75,000	49,500
2017 1st Lien Term Loan,
1 mo. USD LIBOR + 4.750%,
6.550%, due 12/31/22	675,000	577,462
Citgo Holding, Inc.,
2019 Term Loan B,
1 mo. USD LIBOR + 7.000%,
8.786%, due 08/01/23	175,000	176,313
Keane Group Holdings LLC,
2018 1st Lien Term Loan,
1 mo. USD LIBOR + 3.750%,
5.563%, due 05/25/25	74,063	69,248
Parker Drilling Co.,
2nd Lien PIK Term Loan,
3 mo. USD LIBOR + 2.000%,
2.000%, due 03/26/24	26,013	26,013
Prairie ECI Acquiror LP,
Term Loan B,
3 mo. USD LIBOR + 4.750%,
6.854%, due 03/11/26	97,500	94,900

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Loan assignments—(continued)
Oil & gas—(concluded)
TEX Operations Co. LLC,
Exit Term Loan B,
1 mo. USD LIBOR + 2.000%,
3.786%, due 08/04/23	136,030	136,427
		1,129,863
Retail—0.0%†
IAA, Inc.,
Term Loan B,
3 mo. USD LIBOR + 2.250%,
4.063%, due 06/28/26	49,250	49,394

Retail-restaurant—0.1%
1011778 B.C. Unlimited Liability Co.,
Term Loan B3,
1 mo. USD LIBOR + 2.250%,
4.036%, due 02/16/24	141,455	141,561

Software—0.0%†
Dun & Bradstreet Corp./The,
Term Loan,
1 mo. USD LIBOR + 5.000%,
6.804%, due 02/06/26	75,000	75,172

Support-services—0.0%†
Kar Auction Services, Inc.,
2019 Term Loan B6,
1 mo. USD LIBOR + 2.250%,
4.125%, due 09/19/26	75,000	75,188

Telephone-integrated—0.1%
IQVIA, Inc.,
2018 USD Term Loan B3,
2 mo. USD LIBOR + 1.750%,
3.854%, due 06/11/25	248,116	247,651

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount[1]	Value ($)
Loan assignments—(concluded)
Telephone-integrated—(concluded)
Level 3 Financing, Inc.,
2017 Term Loan B,
1 mo. USD LIBOR + 2.250%,
4.036%, due 02/22/24	125,000	125,094
		372,745
Wireless telecommunication services—0.1%
Radiate Holdco LLC,
1st Lien Term Loan,
1 mo. USD LIBOR + 3.000%,
4.786%, due 02/01/24	292,500	289,291
Windstream Holdings, Inc.,
DIP Term Loan,
1 mo. USD LIBOR + 2.500%,
4.290%, due 02/26/21	100,000	100,000
		389,291
Total loan assignments (cost—$9,508,042)		9,307,663

	Number of shares
Common stocks—0.2%
Chemicals—0.1%
Hexion Holdings Corp., Class B*	17,052	172,225

Electric utilities—0.0%†
Genon Energy, Inc.*,9	208	40,560

Energy equipment & services—0.0%†
Parker Drilling Co.*	1,452	26,818

Metals & mining—0.0%†
Aleris International [8,9]	795	12,720
Elah Holdings, Inc.*	5	283
		13,003
Oil, gas & consumable fuels—0.1%
Amplify Energy Corp.	9	65
Bonanza Creek Energy, Inc.*,4	11,609	206,873
Chaparral Energy, Inc., Class A*,4,8	3,605	3,379
Denbury Resources, Inc.*,4	14,596	14,568

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
Jones Energy II, Inc.*,9	4,014	44,154
		269,039
Software—0.0%†
Avaya Holdings Corp.*	6,616	79,987

Specialty retail—0.0%†
Rue21, Inc.*,8,9	16	1,120
Total common stocks (cost—$1,533,983)		602,752

Preferred stock—0.0%†
Media—0.0%†
MYT Holding Co.*,2 (cost—$19,578)	21,052	17,684

		Number of warrants
Warrants—0.0%†
Automobiles—0.0%†
Jones Energy II, Inc. expires 05/17/24*,9		912	27

Oil & Gas—0.0%†
Amplify Energy Corp. expires 04/21/20*		2,939	0
iHeartMedia, Inc. expires 05/01/39*,8		1,347	18,353
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*		2,784	1,497
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*		1,172	71
			19,921
Paper & forest products—0.0%†
Appvion Holding Corp. expires 06/13/23*,8,9
	USD	1,268	238

Total warrants (cost—$24,700)			20,186

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Short-term investment—1.6%
Investment company—1.6%
State Street Institutional U.S. Government Money Market Fund (cost—$4,751,412)	4,751,412	4,751,412

Investment of cash collateral from securities loaned—4.1%
Money market fund—4.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$12,446,382)	12,446,382	12,446,382
Total investments (cost—$318,560,104)[14]—103.2%		310,107,282
Liabilities in excess of other assets—(3.2)%		(9,660,627)
Net assets—100.0%		$300,446,655

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	EUR	44,617,598	USD	49,013,725	11/01/19	(748,267)
SSC	EUR	91,996	USD	100,866	11/01/19	(1,737)
SSC	EUR	43,835,785	USD	48,763,585	12/06/19	(228,929)
SSC	GBP	5,704,262	USD	7,055,711	11/01/19	(333,307)
SSC	GBP	5,643,772	USD	7,267,637	12/06/19	(50,430)
SSC	USD	130,000	EUR	118,555	11/01/19	2,224
SSC	USD	188,000	EUR	171,056	11/01/19	2,779
SSC	USD	107,000	EUR	96,663	11/01/19	808
SSC	USD	250,000	EUR	225,387	11/01/19	1,374
Net unrealized depreciation						(1,355,485)

PACE High Yield Investments

Schedule of investments – October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	278,155,692	12,000	278,167,692
Non-US government obligations	—	4,793,511	—	4,793,511
Loan assignments	—	9,307,663	—	9,307,663
Common stocks	504,198	—	98,554	602,752
Preferred stock	17,684	—	—	17,684
Warrants	19,921	0	265	20,186
Short-term investment	—	4,751,412	—	4,751,412
Investment of cash collateral from securities loaned	—	12,446,382	—	12,446,382
Forward foreign currency contracts	—	7,185	—	7,185
Total	541,803	309,461,845	110,819	310,114,467

Liabilities
Forward foreign currency contracts	—	(1,362,670)	—	(1,362,670)

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	In US dollars unless otherwise indicated.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $123,414,415, represented 41.9% of the Fund’s net assets at period end.

3	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

4	Security, or portion thereof, was on loan at the period end.

5

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6	Perpetual investment. Date shown reflects the next call date.

7	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

8	These securities are considered restricted. At period end, the value of these securities was 1,180,901, representing 0.4% of the Portfolio’s net assets. The table below provides further information:

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/19	Value as a percentage of net assets
Aleris International	7/30/10	$13,981	0.0%	$12,720	0.0%
Appvion, Inc., 9.000%, due 06/01/20	3/9/16-10/17/16	504,542	0.2	6,500	0.0
Appvion Holding Corp.	8/23/18	—	—	238	0.0
Avaya, Inc., 7.000%, due 04/01/19	12/15/17	—	—	—	—
Avaya, Inc., 9.000%, due 04/01/19	12/15/17	—	—	—	—
Chaparral Energy, Inc.	6/7/16	278,414	0.1	3,379	0.0
Downstream Development Authority of the Quapaw Tribe of Oklahoma	1/24/18-4/13/18	125,740	0.0	131,563	0.0
iHeartMedia, Inc. due 05/01/39	7/1/19	22,593	0.0	18,353	0.0
GenOn Energy, Inc.	12/14/18	—	—	—	0.0
Merlin Entertainments PLC	7/2/19	232,566	0.0	233,235	0.1
Rue21, Inc.	12/26/18	992	0.0	1,120	0.0
Sandridge Energy, Inc., 7.500%, due 03/15/21	10/04/16	—	—	—	—
T-Mobile USA, Inc., 4.000%, due 04/15/22	3/13/17	175,000	0.1	180,637	0.1
T-Mobile USA, Inc., 4.500%, due 02/01/26	01/22/18-08/14/18	148,437	0.0	154,687	0.1
T-Mobile USA, Inc., 6.000%, due 03/01/23	10/19/17-12/12/18	335,980	0.1	432,969	0.1
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	—	—	5,500	0.0

9	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

10	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

11	Bond interest in default.

12	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

13	Position is unsettled. Contract rate was not determined at October 31, 2019 and does not take effect until settlement.

14

Includes $13,359,139 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $12,446,382 and non-cash collateral of $1,227,660.

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—111.9%
Aerospace & defense—1.4%
Curtiss-Wright Corp.	16,030	2,168,058
Hexcel Corp.	27,260	2,034,141
United Technologies Corp.[1]	75,954	10,905,475
		15,107,674
Air freight & logistics—1.4%
C.H. Robinson Worldwide, Inc.[2]	18,752	1,418,401
United Parcel Service, Inc., Class B	125,527	14,456,945
		15,875,346
Airlines—0.8%
Copa Holdings SA, Class A	10,400	1,058,096
Delta Air Lines, Inc.	60,608	3,338,289
Southwest Airlines Co.	71,119	3,991,909
United Airlines Holdings, Inc.*	10,720	973,805
		9,362,099
Auto components—0.8%
Aptiv PLC	5,110	457,601
Gentex Corp.	37,913	1,063,460
Lear Corp.	65,250	7,684,492
		9,205,553
Automobiles—0.6%
Ford Motor Co.	657,346	5,646,602
General Motors Co.	19,290	716,816
		6,363,418
Banks—13.4%
Bank of America Corp.[1]	848,636	26,536,848
BankUnited, Inc.	37,020	1,269,786
BB&T Corp.	268,145	14,225,092
Citigroup, Inc.[1]	296,604	21,313,963
Citizens Financial Group, Inc.	19,649	690,859
Fifth Third Bancorp	41,744	1,213,916
First Hawaiian, Inc.	45,950	1,255,813
First Horizon National Corp.[1]	103,500	1,652,895
FNB Corp.	95,630	1,153,298
ING Groep N.V., ADR	142,185	1,610,956
JPMorgan Chase & Co.[1]	189,915	23,724,182

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Pinnacle Financial Partners, Inc.	10,980	645,844
PNC Financial Services Group, Inc./The	62,276	9,135,889
Popular, Inc.	31,830	1,733,462
Sterling Bancorp[1]	57,142	1,122,840
SunTrust Banks, Inc.	21,348	1,458,922
Synovus Financial Corp.	51,590	1,747,353
Umpqua Holdings Corp.	76,430	1,209,123
US Bancorp	218,970	12,485,669
Webster Financial Corp.	31,670	1,396,647
Wells Fargo & Co.[1]	435,404	22,479,909
Western Alliance Bancorp	28,970	1,429,090
Wintrust Financial Corp.	12,710	811,152
		150,303,508
Beverages—1.0%
Coca-Cola Co./The	36,130	1,966,556
Coca-Cola European Partners PLC	18,458	987,688
PepsiCo, Inc.	58,336	8,001,949
		10,956,193
Biotechnology—2.5%
AbbVie, Inc.	80,815	6,428,833
Amgen, Inc.	72,621	15,486,428
Biogen, Inc.*	13,436	4,013,468
Gilead Sciences, Inc.	27,340	1,741,831
		27,670,560
Building products—0.5%
Johnson Controls International PLC	49,370	2,139,202
Owens Corning	47,066	2,884,205
		5,023,407
Capital markets—2.7%
Bank of New York Mellon Corp./The	11,800	551,650
BlackRock, Inc.	3,270	1,509,759
Cboe Global Markets, Inc.	3,860	444,479
Charles Schwab Corp./The	27,805	1,131,942
Eaton Vance Corp.[1]	36,840	1,679,904
Evercore, Inc., Class A	8,770	645,823
Goldman Sachs Group, Inc./The	27,376	5,841,491
KKR & Co., Inc., Class A	140,750	4,057,822
Lazard Ltd., Class A	148,231	5,533,463
Legg Mason, Inc.	29,420	1,096,189
Morgan Stanley	175,082	8,062,526
		30,555,048

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—2.8%
Air Products & Chemicals, Inc.	4,059	865,622
CF Industries Holdings, Inc.	17,760	805,416
Dow, Inc.*	8,906	449,664
DuPont de Nemours, Inc.	87,891	5,792,896
FMC Corp.	37,586	3,439,119
Linde PLC[1]	21,735	4,311,137
LyondellBasell Industries N.V., Class A	83,543	7,493,807
Mosaic Co./The	144,928	2,881,169
RPM International, Inc.	63,171	4,575,476
Valvoline, Inc.	44,650	952,831
		31,567,137
Commercial services & supplies—0.5%
Clean Harbors, Inc.*	14,951	1,232,860
KAR Auction Services, Inc.[2]	127,390	3,166,915
Republic Services, Inc.	12,210	1,068,497
Waste Management, Inc.[1]	4,370	490,358
		5,958,630
Communications equipment—1.4%
Ciena Corp.*	14,250	528,960
Cisco Systems, Inc.[1]	306,387	14,556,447
Motorola Solutions, Inc.	4,560	758,419
		15,843,826
Construction & engineering—0.1%
Quanta Services, Inc.	35,990	1,513,379

Construction materials—0.5%
CRH PLC, ADR[2]	101,105	3,690,332
Martin Marietta Materials, Inc.[2]	5,050	1,322,646
Vulcan Materials Co.[2]	3,530	504,331
		5,517,309
Consumer finance—1.8%
Ally Financial, Inc.	11,960	366,335
Capital One Financial Corp.	121,508	11,330,621
Discover Financial Services	30,503	2,448,171
Navient Corp.	35,380	487,183
OneMain Holdings, Inc.	21,630	865,200
Synchrony Financial	121,239	4,288,223
		19,785,733

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Containers & packaging—0.3%
Amcor PLC*	109,100	1,038,632
Sealed Air Corp.	19,820	827,881
Sonoco Products Co.[2]	21,647	1,249,032
		3,115,545
Diversified consumer services—0.1%
Grand Canyon Education, Inc.*,1	4,500	413,820
H&R Block, Inc.[2]	47,480	1,186,525
		1,600,345
Diversified financial services—2.9%
AXA Equitable Holdings, Inc.	285,283	6,162,113
Berkshire Hathaway, Inc., Class B*,1	100,576	21,380,446
Voya Financial, Inc.	91,954	4,961,838
		32,504,397
Diversified telecommunication services—2.6%
AT&T, Inc.[1]	115,517	4,446,249
CenturyLink, Inc.	83,843	1,084,928
Verizon Communications, Inc.[1]	390,833	23,633,672
		29,164,849
Electric utilities—0.9%
American Electric Power Co., Inc.	10,067	950,224
Duke Energy Corp.	6,810	641,910
Edison International	106,872	6,722,249
IDACORP, Inc.	13,390	1,441,032
Southern Co./The	10,771	674,911
		10,430,326
Electrical equipment—0.6%
AMETEK, Inc.	24,273	2,224,620
Eaton Corp. PLC	44,115	3,842,858
nVent Electric PLC	50,500	1,164,530
		7,232,008
Electronic equipment, instruments & components—1.4%
Arrow Electronics, Inc.*	9,739	772,108
Corning, Inc.	388,490	11,510,959
Dolby Laboratories, Inc., Class A	14,190	912,843
Jabil, Inc.	41,258	1,519,119
SYNNEX Corp.	7,950	936,033
		15,651,062

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—1.9%
Baker Hughes Co.	162,726	3,482,337
Halliburton Co.	359,824	6,926,612
National Oilwell Varco, Inc.[2]	401,960	9,092,335
Schlumberger Ltd.	42,760	1,397,824
		20,899,108
Entertainment—0.9%
Cinemark Holdings, Inc.[2]	208,110	7,616,826
Electronic Arts, Inc.*	5,953	573,869
Take-Two Interactive Software, Inc.*	7,800	938,730
Viacom, Inc., Class B	17,660	380,750
Walt Disney Co./The	3,990	518,381
		10,028,556
Equity real estate investment trusts—4.1%
Apple Hospitality REIT, Inc.	75,530	1,244,734
Brandywine Realty Trust	49,330	753,762
Columbia Property Trust, Inc.	36,160	742,003
CubeSmart	24,670	782,039
Duke Realty Corp.	17,372	610,452
Equity Residential	44,050	3,905,473
Essex Property Trust, Inc.	7,133	2,333,418
Federal Realty Investment Trust	6,030	820,140
Highwoods Properties, Inc.	35,230	1,648,764
Iron Mountain, Inc.[2]	292,783	9,603,283
Life Storage, Inc.	6,470	704,712
Paramount Group, Inc.	66,190	891,579
Piedmont Office Realty Trust, Inc., Class A	52,147	1,170,179
Prologis, Inc.	6,380	559,909
Public Storage	2,760	615,094
Ryman Hospitality Properties, Inc.	60,628	5,103,059
Sabra Health Care REIT, Inc.	198,018	4,871,243
Service Properties Trust	50,027	1,265,683
Simon Property Group, Inc.	6,770	1,020,104
Ventas, Inc.	112,570	7,328,307
		45,973,937
Food & staples retailing—1.0%
Sprouts Farmers Market, Inc.*	20,100	390,141
Walgreens Boots Alliance, Inc.	72,997	3,998,776
Walmart, Inc.[1]	54,517	6,392,663
		10,781,580

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—1.1%
Flowers Foods, Inc.	16,770	364,244
Lamb Weston Holdings, Inc.	8,860	691,434
Mondelez International, Inc., Class A	122,780	6,439,811
Nomad Foods Ltd.*	77,261	1,507,362
Pilgrim’s Pride Corp.*	11,410	346,408
Tyson Foods, Inc., Class A	29,654	2,455,055
		11,804,314
Health care equipment & supplies—1.5%
Abbott Laboratories[1]	35,644	2,980,195
Danaher Corp.[1]	8,655	1,192,832
Dentsply Sirona, Inc.	13,110	718,166
Medtronic PLC	80,655	8,783,329
West Pharmaceutical Services, Inc.	4,845	696,905
Zimmer Holdings, Inc.	17,623	2,436,027
		16,807,454
Health care providers & services—4.0%
Anthem, Inc.	23,543	6,334,950
Cardinal Health, Inc.	55,721	2,755,404
Cigna Corp.*,1	38,851	6,933,350
CVS Health Corp.	102,136	6,780,809
HCA Healthcare, Inc.	9,000	1,201,860
Humana, Inc.	5,506	1,619,865
McKesson Corp.	70,471	9,372,643
Quest Diagnostics, Inc.	22,068	2,234,385
UnitedHealth Group, Inc.	18,009	4,550,874
Universal Health Services, Inc., Class B	18,716	2,572,701
		44,356,841
Health care technology—0.1%
Change Healthcare, Inc.*	85,233	1,126,780

Hotels, restaurants & leisure—2.4%
Cedar Fair LP	59,969	3,344,471
Extended Stay America, Inc.	369,325	5,248,108
International Game Technology PLC	1,390	18,404
Las Vegas Sands Corp.	80,998	5,008,916
McDonald’s Corp.[1]	10,490	2,063,383
Norwegian Cruise Line Holdings Ltd.*,2	8,120	412,171
Royal Caribbean Cruises Ltd.	4,420	481,029
Six Flags Entertainment Corp.	98,135	4,140,316
Wyndham Destinations, Inc.	42,369	1,966,345

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Yum China Holdings, Inc.	43,220	1,836,850
Yum! Brands, Inc.	18,940	1,926,387
		26,446,380
Household durables—2.0%
Garmin Ltd.	20,490	1,920,937
Lennar Corp., Class A	39,122	2,331,671
Mohawk Industries, Inc.*	44,470	6,376,109
Newell Brands, Inc.	394,062	7,475,356
PulteGroup, Inc.	37,510	1,471,892
Toll Brothers, Inc.	57,519	2,287,531
		21,863,496
Household products—2.6%
Colgate-Palmolive Co.	29,400	2,016,840
Kimberly-Clark Corp.	88,075	11,703,406
Procter & Gamble Co./The[1]	125,976	15,685,272
Spectrum Brands Holdings, Inc.	954	47,900
		29,453,418
Independent power and renewable electricity producers—1.2%
AES Corp.	418,467	7,134,862
NRG Energy, Inc.[1]	88,440	3,548,213
Vistra Energy Corp.[1]	107,147	2,896,184
		13,579,259
Industrial conglomerates—1.5%
General Electric Co.	1,076,420	10,742,671
Honeywell International, Inc.[1]	23,230	4,012,518
Roper Technologies, Inc.[1]	4,910	1,654,474
		16,409,663
Insurance—7.6%
Allstate Corp./The	34,083	3,627,113
American Financial Group, Inc.	4,574	475,879
American International Group, Inc.	283,968	15,038,945
Aon PLC	12,212	2,358,870
Arthur J. Gallagher & Co.	19,920	1,817,102
Assured Guaranty Ltd.	26,215	1,230,008
Axis Capital Holdings Ltd.	207,530	12,333,508
Brighthouse Financial, Inc.*	13,000	490,880
Brown & Brown, Inc.	43,070	1,622,878
Chubb Ltd.[1]	50,074	7,632,279
Cincinnati Financial Corp.[2]	19,690	2,229,105
CNA Financial Corp.	84,232	3,776,963
Everest Re Group Ltd.	11,846	3,045,488
Fidelity National Financial, Inc.	245,691	11,262,475

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
First American Financial Corp.	36,210	2,237,054
Hanover Insurance Group, Inc./The	6,332	833,988
Hartford Financial Services Group, Inc./The	9,570	546,256
Kemper Corp.	15,181	1,091,210
Markel Corp.*	1,170	1,370,070
Mercury General Corp.	10,496	504,438
MetLife, Inc.	158,517	7,417,010
Primerica, Inc.	3,890	490,840
Progressive Corp./The	9,600	669,120
Travelers Cos., Inc./The	22,429	2,939,545
		85,041,024
Interactive media & services—0.7%
Alphabet, Inc., Class A*,1	6,147	7,737,844

Internet & direct marketing retail—0.4%
Booking Holdings, Inc.*	1,793	3,673,445
eBay, Inc.	32,725	1,153,556
		4,827,001
IT services—1.1%
Akamai Technologies, Inc.*	12,330	1,066,545
Cognizant Technology Solutions Corp., Class A	98,299	5,990,341
Fidelity National Information Services, Inc.[1]	10,310	1,358,446
International Business Machines Corp.	7,060	944,134
Sabre Corp.	17,330	406,908
Science Applications International Corp.	26,846	2,218,016
		11,984,390
Life sciences tools & services—0.3%
Bruker Corp.	19,420	864,190
IQVIA Holdings, Inc.*	3,570	515,579
Thermo Fisher Scientific, Inc.[1]	6,304	1,903,682
		3,283,451
Machinery—2.7%
Crane Co.	17,330	1,326,092
Dover Corp.	32,359	3,361,777
Illinois Tool Works, Inc.	44,511	7,503,664
ITT, Inc.	17,350	1,031,458
Oshkosh Corp.	8,450	721,461
Stanley Black & Decker, Inc.	49,750	7,528,667
Timken Co./The	20,670	1,012,830
Wabtec Corp.[2]	98,201	6,812,203
Woodward, Inc.	3,930	419,174
		29,717,326

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—5.6%
Altice USA, Inc., Class A*	55,222	1,709,121
CBS Corp., Class B	10,950	394,638
Charter Communications, Inc., Class A*	960	449,146
Comcast Corp., Class A1	579,897	25,990,984
Discovery, Inc., Class A*,2	34,410	927,522
Discovery, Inc., Class C*	47,156	1,190,217
Fox Corp, Class A	152,950	4,900,518
Interpublic Group of Cos., Inc./The	577,438	12,559,276
Liberty Global PLC, Series C*	47,623	1,136,761
Meredith Corp.[2]	70,370	2,652,949
Nexstar Media Group, Inc., Class A	7,083	689,105
Omnicom Group, Inc.[2]	136,449	10,532,498
		63,132,735
Metals & mining—0.6%
Alcoa Corp.*	9,930	206,445
Barrick Gold Corp.	337,556	5,859,972
Freeport-McMoRan, Inc.	35,680	350,377
		6,416,794
Mortgage real estate investment trust—0.1%
MFA Financial, Inc.	155,810	1,182,598

Multi-utilities—1.2%
Dominion Energy, Inc.	134,151	11,074,165
MDU Resources Group, Inc.	77,200	2,230,308
		13,304,473
Multiline retail—1.5%
Dollar Tree, Inc.*	3,480	384,192
Target Corp.	153,138	16,371,984
		16,756,176
Oil, gas & consumable fuels—10.4%
Cenovus Energy, Inc.[2]	480,632	4,080,566
Chevron Corp.[1]	71,372	8,289,144
Cimarex Energy Co.	61,389	2,591,844
ConocoPhillips[1]	133,385	7,362,852
Enterprise Products Partners LP	364,408	9,485,540
EOG Resources, Inc.	20,330	1,409,072
Exxon Mobil Corp.[1]	153,271	10,356,521
HollyFrontier Corp.	8,640	474,682
Kinder Morgan, Inc.	596,630	11,920,667

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Magellan Midstream Partners LP	125,985	7,851,385
Marathon Petroleum Corp.	218,385	13,965,721
Noble Energy, Inc.	166,352	3,203,940
Occidental Petroleum Corp.[2]	20,760	840,780
ONEOK, Inc.	13,315	929,786
Phillips 66	5,354	625,454
Royal Dutch Shell PLC, Class A, ADR	144,534	8,378,636
Total SA, ADR	93,659	4,929,273
Valero Energy Corp.	127,124	12,328,486
Williams Cos., Inc./The	325,348	7,258,514
		116,282,863
Paper & forest products—0.1%
Domtar Corp.	20,920	761,279

Personal products—0.8%
Herbalife Nutrition Ltd.*	19,190	857,217
Nu Skin Enterprises, Inc., Class A	8,054	359,048
Unilever PLC, ADR	134,255	8,070,068
		9,286,333
Pharmaceuticals—3.0%
Allergan PLC	2,900	510,719
Bristol-Myers Squibb Co.	208,136	11,940,762
Johnson & Johnson[1]	50,568	6,676,999
Merck & Co., Inc.[1]	38,832	3,365,181
Novo Nordisk A/S, ADR	25,315	1,397,894
Pfizer, Inc.[1]	238,785	9,162,181
		33,053,736
Professional services—0.6%
ManpowerGroup, Inc.	7,870	715,540
Nielsen Holdings PLC	36,990	745,719
Thomson Reuters Corp.	73,026	4,911,729
		6,372,988
Road & rail—0.7%
Kansas City Southern	31,062	4,372,908
Norfolk Southern Corp.	2,680	487,760
Union Pacific Corp.[1]	16,235	2,686,243
		7,546,911
Semiconductors & semiconductor equipment—3.0%
Analog Devices, Inc.	16,110	1,717,809
Cypress Semiconductor Corp.	38,730	901,247
First Solar, Inc.*	12,655	655,402
Intel Corp.[1]	140,564	7,946,083

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
KLA Corp.	24,176	4,086,711
Lam Research Corp.	10,173	2,757,290
Micron Technology, Inc.*	77,308	3,675,995
NXP Semiconductors N.V.	40,632	4,619,046
Qorvo, Inc.*	7,280	588,661
QUALCOMM, Inc.	74,418	5,986,184
Teradyne, Inc.	12,690	776,882
		33,711,310
Software—1.2%
Autodesk, Inc.*	2,640	389,030
CDK Global, Inc.	6,502	328,611
Cerence, Inc.*	4,838	74,989
LogMeIn, Inc.	9,130	599,659
Microsoft Corp.	14,714	2,109,546
Nortonlifelock, Inc.	124,821	2,855,905
Nuance Communications, Inc.*	38,710	631,747
Oracle Corp.	115,167	6,275,450
		13,264,937
Specialty retail—1.4%
Advance Auto Parts, Inc.	4,250	690,540
AutoZone, Inc.*	6,496	7,433,892
Best Buy Co., Inc.	31,613	2,270,762
Foot Locker, Inc.	9,060	394,201
Home Depot, Inc./The[1]	12,020	2,819,652
L Brands, Inc.	36,360	619,574
Tractor Supply Co.	7,437	706,664
Williams-Sonoma, Inc.[2]	12,580	840,218
		15,775,503
Technology hardware, storage & peripherals—0.7%
Dell Technologies, Class C*	13,820	730,940
Hewlett Packard Enterprise Co.	429,253	7,044,042
HP, Inc.	31,280	543,333
		8,318,315
Textiles, apparel & luxury goods—1.0%
Columbia Sportswear Co.	7,580	685,611
Gildan Activewear, Inc.	108,999	2,782,744
PVH Corp.	81,679	7,119,142
Skechers U.S.A., Inc., Class A*	23,700	885,669
		11,473,166
Thrifts & mortgage finance—0.1%
MGIC Investment Corp.	118,360	1,622,716

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Tobacco—0.3%
Philip Morris International, Inc.[1]	44,504	3,624,406

Trading companies & distributors—1.5%
Aircastle Ltd.	142,060	3,866,873
Fastenal Co.	276,385	9,933,277
MSC Industrial Direct Co., Inc., Class A	41,416	3,032,065
		16,832,215
Wireless telecommunication services—0.0%†
Telephone & Data Systems, Inc.	11,660	304,209
Total common stocks (cost—$1,118,357,738)		1,251,452,837

Short-term investment—1.6%
Investment company—1.6%
State Street Institutional U.S. Government Money Market Fund (cost—$18,357,812)	18,357,812	18,357,812

Investment of cash collateral from securities loaned—1.6%
Money market fund—1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$17,347,172)	17,347,172	17,347,172
Total investments before investments sold short (cost—$1,154,062,722)[3]—115.1%		1,287,157,821

Investments sold short—(13.4)%
Common stocks—(13.4)%
Airlines—(0.1)%
American Airlines Group, Inc.	(36,158)	(1,086,910)

Auto components—(0.2)%
Autoliv, Inc.	(14,910)	(1,160,594)
Dorman Products, Inc.	(9,421)	(677,841)
		(1,838,435)
Banks—(1.2)%
Commerce Bancshares Inc.	(11,960)	(769,746)
Community Bank System, Inc.	(21,629)	(1,466,014)
CVB Financial Corp.	(41,072)	(853,476)
First Financial Bankshares, Inc.	(41,618)	(1,385,047)
First Republic Bank	(22,298)	(2,371,615)
Glacier Bancorp, Inc.	(13,019)	(550,964)

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Banks—(concluded)
People’s United Financial, Inc.	(96,070)	(1,553,452)
Prosperity Bancshares, Inc.	(16,591)	(1,145,111)
Signature Bank	(5,460)	(646,027)
Trustmark Corp.	(17,761)	(609,558)
United Bankshares, Inc.	(22,695)	(897,360)
Westamerica Bancorp	(21,015)	(1,387,410)
		(13,635,780)
Beverages—(0.1)%
National Beverage Corp.	(16,087)	(707,185)

Biotechnology—(0.2)%
Agios Pharmaceuticals, Inc.	(10,210)	(307,117)
Alnylam Pharmaceuticals, Inc.	(5,700)	(494,418)
Bluebird Bio, Inc.	(11,100)	(899,100)
Moderna, Inc.	(39,816)	(666,918)
		(2,367,553)
Building products—(0.4)%
A.O. Smith Corp.	(23,979)	(1,191,277)
AAON, Inc.	(30,257)	(1,472,305)
Owens Corning	(16,860)	(1,033,181)
Trex Co., Inc.	(10,557)	(927,855)
		(4,624,618)
Capital markets—(0.4)%
Charles Schwab Corp./The	(19,600)	(797,916)
FactSet Research Systems, Inc.	(2,219)	(562,561)
KKR & Co., Inc., Class A	(36,632)	(1,056,101)
MarketAxess Holdings, Inc.	(2,706)	(997,404)
Raymond James Financial, Inc.	(16,160)	(1,349,198)
Virtu Financial, Inc., Class A	(9,450)	(160,272)
		(4,923,452)
Chemicals—(0.6)%
Balchem Corp.	(10,616)	(1,074,445)
Ecolab, Inc.	(2,198)	(422,170)
Element Solutions, Inc.	(42,560)	(462,202)
GCP Applied Technologies, Inc.	(22,246)	(459,602)
HB Fuller Co.	(12,686)	(619,077)
International Flavors & Fragrances, Inc.	(9,556)	(1,165,928)
Mosaic Co./The	(12,900)	(256,452)
Quaker Chemical Corp.	(4,171)	(637,662)
RPM International, Inc.	(20,815)	(1,507,630)
		(6,605,168)

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Commercial services & supplies—(0.2)%
Cimpress N.V.	(4,735)	(625,588)
Healthcare Services Group, Inc.	(12,887)	(313,928)
Stericycle, Inc.	(28,270)	(1,628,352)
		(2,567,868)
Communications equipment—(0.2)%
EchoStar Corp., Class A	(15,510)	(604,890)
ViaSat, Inc.	(16,419)	(1,130,284)
		(1,735,174)
Construction & engineering—(0.2)%
Jacobs Engineering Group, Inc.	(24,094)	(2,254,717)

Construction materials—(0.2)%
Martin Marietta Materials, Inc.	(4,921)	(1,288,859)
Vulcan Materials Co.	(7,330)	(1,047,237)
		(2,336,096)
Consumer finance—(0.1)%
Santander Consumer USA Holdings, Inc.	(34,300)	(860,244)

Containers & packaging—(0.2)%
Ball Corp.	(11,550)	(808,154)
International Paper Co.	(12,450)	(543,816)
Sonoco Products Co.	(9,853)	(568,518)
		(1,920,488)
Distributors—(0.2)%
Genuine Parts Co.	(8,500)	(871,930)
LKQ Corp.	(29,381)	(998,660)
		(1,870,590)
Diversified consumer services—(0.1)%
Chegg, Inc.	(22,736)	(697,086)

Diversified financial services—(0.0)%†
Voya Financial, Inc.	(6,700)	(361,532)

Diversified telecommunication services—(0.3)%
Cogent Communications Holdings, Inc.	(24,277)	(1,423,603)
GCI Liberty, Inc., Class A	(32,890)	(2,301,642)
		(3,725,245)

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Electrical equipment—(0.1)%
Sensata Technologies Holding PLC	(18,060)	(924,491)

Electronic equipment, instruments & components—(0.3)%
Arrow Electronics, Inc.	(8,190)	(649,303)
Corning, Inc.	(33,040)	(978,975)
Fitbit, Inc., Class A	(89,104)	(550,663)
National Instruments Corp.	(27,963)	(1,157,389)
		(3,336,330)
Energy equipment & services—(0.1)%
National Oilwell Varco, Inc.	(55,040)	(1,245,005)
Oceaneering International, Inc.	(29,780)	(421,685)
		(1,666,690)
Entertainment—(0.2)%
Madison Square Garden Co./The, Class A	(5,470)	(1,460,053)
Walt Disney Co./The	(5,460)	(709,363)
		(2,169,416)
Food & staples retailing—(0.2)%
Casey’s General Stores, Inc.	(6,635)	(1,133,324)
Kroger Co./The	(23,600)	(581,504)
		(1,714,828)
Food products—(0.6)%
B&G Foods, Inc.	(26,013)	(404,502)
Bunge Ltd.	(21,810)	(1,177,740)
General Mills, Inc.	(17,522)	(891,169)
Hain Celestial Group, Inc./The	(29,560)	(698,798)
Hormel Foods Corp.	(31,466)	(1,286,645)
Kellogg Co.	(15,540)	(987,256)
Kraft Heinz Co./The	(17,715)	(572,726)
McCormick & Co., Inc.	(2,520)	(404,939)
		(6,423,775)
Health care equipment & supplies—(0.2)%
Align Technology, Inc.	(2,138)	(539,396)
Cantel Medical Corp.	(5,342)	(389,378)
ICU Medical, Inc.	(4,310)	(696,539)
Nevro Corp.	(12,827)	(1,105,688)
		(2,731,001)

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Health care technology—(0.2)%
Cerner Corp.	(20,276)	(1,360,925)
Teladoc Health, Inc.	(9,144)	(700,431)
		(2,061,356)
Hotels, restaurants & leisure—(0.9)%
Carnival Corp.	(50,340)	(2,159,083)
Choice Hotels International, Inc.	(15,750)	(1,393,560)
Cracker Barrel Old Country Store, Inc.	(2,574)	(400,257)
Hilton Grand Vacations, Inc.	(24,890)	(864,430)
International Game Technology PLC	(33,790)	(447,379)
MGM Resorts International	(27,350)	(779,475)
Norwegian Cruise Line Holdings Ltd.	(22,489)	(1,141,542)
Shake Shack, Inc., Class A	(11,173)	(919,314)
Texas Roadhouse, Inc.	(9,374)	(529,631)
Vail Resorts, Inc.	(4,268)	(991,755)
Wynn Resorts Ltd.	(5,530)	(671,010)
		(10,297,436)
Household durables—(0.2)%
Leggett & Platt, Inc.	(39,619)	(2,032,455)

Household products—(0.1)%
Energizer Holdings, Inc.	(19,270)	(818,782)

Insurance—(0.8)%
Athene Holding Ltd., Class A	(15,480)	(671,058)
Cincinnati Financial Corp.	(20,312)	(2,299,521)
Erie Indemnity Co., Class A	(3,255)	(599,799)
Hartford Financial Services Group, Inc./The	(700)	(39,956)
Loews Corp.	(18,680)	(915,320)
Old Republic International Corp.	(40,730)	(909,908)
Prudential Financial, Inc.	(9,740)	(887,704)
Reinsurance Group of America, Inc.	(8,210)	(1,333,879)
RLI Corp.	(14,919)	(1,451,917)
		(9,109,062)
Interactive media & services—(0.1)%
Zillow Group, Inc., Class C	(20,220)	(658,565)

Internet & direct marketing retail—(0.1)%
Expedia Group, Inc.	(2,733)	(373,492)
MercadoLibre, Inc.	(982)	(512,133)
Wayfair, Inc., Class A	(4,866)	(400,131)
		(1,285,756)

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
IT services—(0.3)%
Gartner, Inc.	(3,026)	(466,246)
LiveRamp Holdings, Inc.	(10,140)	(396,372)
Shopify, Inc., Class A	(4,112)	(1,289,400)
Western Union Co./The	(52,830)	(1,323,920)
		(3,475,938)
Leisure products—(0.2)%
Brunswick Corp.	(19,920)	(1,160,141)
Mattel, Inc.	(58,646)	(700,233)
		(1,860,374)
Life sciences tools & services—(0.1)%
QIAGEN N.V.	(40,280)	(1,200,747)

Machinery—(0.4)%
Deere & Co.	(5,990)	(1,043,099)
Flowserve Corp.	(16,034)	(783,101)
John Bean Technologies Corp.	(6,153)	(632,344)
Trinity Industries, Inc.	(47,590)	(941,330)
Wabtec Corp.	(17,736)	(1,230,346)
		(4,630,220)
Marine—(0.0)%†
Kirby Corp.	(6,240)	(493,958)

Media—(0.3)%
Liberty Broadband Corp., Class C	(26,850)	(3,170,179)
News Corp., Class A	(50,160)	(687,694)
		(3,857,873)
Metals & mining—(0.2)%
Compass Minerals International, Inc.	(16,071)	(907,690)
Nucor Corp.	(10,427)	(561,494)
Royal Gold, Inc.	(3,850)	(444,444)
		(1,913,628)
Multi-utilities—(0.1)%
Public Service Enterprise Group, Inc.	(16,740)	(1,059,809)

Oil, gas & consumable fuels—(0.8)%
Apache Corp.	(36,652)	(793,882)
Cheniere Energy, Inc.	(12,100)	(744,755)
CNX Resources Corp.	(118,377)	(997,918)

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Concho Resources, Inc.	(7,150)	(482,768)
Delek US Holdings, Inc.	(24,330)	(971,984)
Devon Energy Corp.	(22,721)	(460,782)
Kinder Morgan, Inc.	(64,660)	(1,291,907)
Matador Resources Co.	(38,732)	(538,762)
Murphy Oil Corp.	(47,237)	(974,499)
Occidental Petroleum Corp.	(20,458)	(828,549)
Targa Resources Corp.	(22,580)	(877,910)
		(8,963,716)
Pharmaceuticals—(0.2)%
Catalent, Inc.	(34,984)	(1,701,972)
Nektar Therapeutics	(45,769)	(783,794)
		(2,485,766)
Professional services—(0.1)%
Thomson Reuters Corp.	(12,793)	(860,457)
Verisk Analytics, Inc.	(5,251)	(759,820)
		(1,620,277)
Real estate management & development—(0.0)%†
Howard Hughes Corp./The	(3,560)	(398,079)

Road & rail—(0.3)%
Genesee & Wyoming, Inc., Class A	(5,120)	(568,474)
JB Hunt Transport Services, Inc.	(9,070)	(1,066,269)
Knight-Swift Transportation Holdings, Inc.	(35,110)	(1,280,111)
Ryder System, Inc.	(6,820)	(331,656)
		(3,246,510)
Semiconductors & semiconductor equipment—(0.3)%
Cree, Inc.	(35,633)	(1,700,763)
Marvell Technology Group Ltd.	(54,900)	(1,339,011)
Universal Display Corp.	(3,690)	(738,664)
		(3,778,438)
Software—(0.5)%
2U, Inc.	(11,430)	(204,883)
FireEye, Inc.	(24,719)	(391,549)
Guidewire Software, Inc.	(10,797)	(1,217,254)
HubSpot, Inc.	(6,017)	(933,237)
Proofpoint, Inc.	(5,831)	(672,722)
PTC, Inc.	(6,455)	(431,904)
SolarWinds Corp.	(10,470)	(198,406)
Workday, Inc., Class A	(3,710)	(601,614)
Zendesk, Inc.	(12,707)	(897,749)
		(5,549,318)

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Specialty retail—(0.5)%
CarMax, Inc.	(7,630)	(710,887)
Carvana Co.	(17,535)	(1,421,738)
Gap, Inc./The	(18,120)	(294,631)
Monro, Inc.	(14,851)	(1,041,204)
Penske Automotive Group, Inc.	(12,320)	(600,230)
Tiffany & Co.	(7,830)	(974,913)
		(5,043,603)
Textiles, apparel & luxury goods—(0.1)%
Under Armour, Inc., Class A	(41,764)	(862,427)

Thrifts & mortgage finance—(0.0)%†
TFS Financial Corp.	(16,140)	(310,856)

Total investments sold short (proceeds—$134,314,287)		(150,099,621)
Liabilities in excess of other assets—(1.7)%		(18,993,591)
Net assets—100.0%		$1,118,064,609

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,251,452,837	—	—	1,251,452,837
Short-term investment	—	18,357,812	—	18,357,812
Investment of cash collateral from securities loaned	—	17,347,172	—	17,347,172
Total	1,251,452,837	35,704,984	—	1,287,157,821

Liabilities
Investments sold short	(150,099,621)	—	—	(150,099,621)

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

†                 Amount represents less than 0.05% or (0.05)%

*                 Non-income producing security.

1                 Security, or portion thereof, pledged as collateral for investments sold short.

2                 Security, or portion thereof, was on loan at the period end.

3                 Includes $38,028,987 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $18,755,075 and non-cash collateral of $20,326,744.

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Common stocks—97.9%
Aerospace & defense—3.2%
Boeing Co./The	27,760	9,435,902
TransDigm Group, Inc.	52,902	27,841,264
		37,277,166
Automobiles—0.6%
Tesla, Inc.*	22,292	7,020,197

Banks—2.8%
US Bancorp	577,112	32,906,926

Beverages—1.5%
Constellation Brands, Inc., Class A	68,924	13,118,305
Monster Beverage Corp.*	81,152	4,555,062
		17,673,367
Biotechnology—0.9%
Biogen, Inc.*	20,424	6,100,853
Exact Sciences Corp.*,1	47,323	4,117,101
Moderna, Inc.*,1	39,628	663,769
Regeneron Pharmaceuticals, Inc.*	429	131,394
		11,013,117
Capital markets—5.0%
Charles Schwab Corp./The	347,848	14,160,892
CME Group, Inc.	35,798	7,365,438
Intercontinental Exchange, Inc.	32,303	3,046,819
KKR & Co., Inc., Class A	469,287	13,529,544
MarketAxess Holdings, Inc.	21,889	8,068,067
MSCI, Inc.	14,729	3,454,834
S&P Global, Inc.	35,512	9,161,741
		58,787,335
Chemicals—2.8%
Air Products & Chemicals, Inc.	25,405	5,417,870
Ecolab, Inc.	119,955	23,039,757
Sherwin-Williams Co./The	7,096	4,061,183
		32,518,810
Communications equipment—0.6%
Arista Networks, Inc.*	29,733	7,271,800

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Common stocks—(continued)
Containers & packaging—1.3%
Ball Corp.	221,174	15,475,545

Diversified financial services—3.8%
Berkshire Hathaway, Inc., Class B*	211,116	44,879,039

Electrical equipment—0.5%
Rockwell Automation, Inc.	30,485	5,243,115

Electronic equipment, instruments & components—0.4%
Amphenol Corp., Class A	46,641	4,679,492

Entertainment—1.8%
Netflix, Inc.*	45,164	12,980,585
Take-Two Interactive Software, Inc.*	70,414	8,474,325
		21,454,910
Equity real estate investment trusts—2.6%
American Tower Corp.	102,134	22,273,383
Crown Castle International Corp.	37,420	5,193,522
Equinix, Inc.	6,008	3,405,214
		30,872,119
Food & staples retailing—0.3%
Costco Wholesale Corp.	13,546	4,024,652

Health care equipment & supplies—2.0%
Abbott Laboratories	39,146	3,272,997
ABIOMED, Inc.*	4,388	910,861
Becton Dickinson and Co.	1,656	423,936
Boston Scientific Corp.*	157,870	6,583,179
DexCom, Inc.*	36,203	5,583,951
Intuitive Surgical, Inc.*	11,873	6,565,175
		23,340,099
Health care providers & services—1.0%
UnitedHealth Group, Inc.	45,175	11,415,722

Health care technology—0.5%
Veeva Systems, Inc., Class A*	38,533	5,465,135

Hotels, restaurants & leisure—2.2%
Chipotle Mexican Grill, Inc.*	7,492	5,829,975

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Domino’s Pizza, Inc.[1]	32,882	8,931,409
Las Vegas Sands Corp.	46,493	2,875,127
Starbucks Corp.	94,673	8,005,549
		25,642,060
Industrial conglomerates—5.5%
Honeywell International, Inc.	162,467	28,062,925
Roper Industries, Inc.	105,419	35,521,986
		63,584,911
Insurance—2.8%
Markel Corp.*	27,918	32,691,978

Interactive media & services—8.8%
Alphabet, Inc., Class A*	8,908	11,213,390
Alphabet, Inc., Class C*	44,470	56,037,092
Facebook, Inc., Class A*	118,974	22,801,367
Match Group, Inc.[1]	95,494	6,970,107
TripAdvisor, Inc.*	107,391	4,338,596
Twitter, Inc.*	40,215	1,205,244
		102,565,796
Internet & direct marketing retail—5.6%
Amazon.com, Inc.*	18,458	32,793,590
Booking Holdings, Inc.*	11,046	22,630,713
MercadoLibre, Inc.*	16,456	8,582,133
Wayfair, Inc., Class A*,1	10,398	855,028
		64,861,464
IT services—5.8%
Fidelity National Information Services, Inc.	25,167	3,316,004
MasterCard, Inc., Class A	102,469	28,364,444
PayPal Holdings, Inc.*	175,640	18,284,124
Shopify, Inc., Class A*	21,798	6,835,199
Visa, Inc., Class A	61,681	11,032,263
		67,832,034
Leisure products—1.0%
Hasbro, Inc.	122,466	11,917,166

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—4.0%
Illumina, Inc.*	41,964	12,401,201
IQVIA Holdings, Inc.*	107,075	15,463,772
Mettler-Toledo International, Inc.*	17,992	12,683,280
Thermo Fisher Scientific, Inc.	20,968	6,331,917
		46,880,170
Media—2.1%
Charter Communications, Inc., Class A*	30,029	14,049,368
Liberty Global PLC, Series C*	415,130	9,909,153
		23,958,521
Multiline retail—1.2%
Dollar Tree, Inc.*	123,659	13,651,954

Personal products—1.8%
Estee Lauder Cos., Inc./The, Class A	23,226	4,326,307
Unilever N.V. NY Registered Shares	285,595	16,918,648
		21,244,955
Professional services—0.6%
CoStar Group, Inc.*	11,660	6,407,403

Road & rail—0.6%
Lyft, Inc., Class A*,1	8,163	338,275
Norfolk Southern Corp.	38,170	6,946,940
		7,285,215
Semiconductors & semiconductor equipment—4.4%
Advanced Micro Devices, Inc.*,1	207,109	7,027,208
Applied Materials, Inc.	137,448	7,457,929
ASML Holding N.V. NY Registered Shares	10,329	2,705,888
Microchip Technology, Inc.[1]	187,685	17,696,819
NVIDIA Corp.	21,590	4,340,022
QUALCOMM, Inc.	22,970	1,847,707
Texas Instruments, Inc.	79,475	9,377,255
Xilinx, Inc.	6,345	575,745
		51,028,573
Software—14.7%
Adobe, Inc.*	71,632	19,908,682
Atlassian Corp. PLC, Class A*	60,334	7,287,744

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of
	shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Autodesk, Inc.*	53,343	7,860,624
Intuit, Inc.	106,209	27,348,817
Microsoft Corp.	404,980	58,061,983
Oracle Corp.	413,738	22,544,584
Salesforce.com, Inc.*	13,882	2,172,394
ServiceNow, Inc.*	57,277	14,162,311
Synopsys, Inc.*	46,744	6,345,498
Trade Desk, Inc./The, Class A*,1	29,612	5,946,090
		171,638,727
Specialty retail—1.1%
Home Depot, Inc./The	37,111	8,705,498
Ross Stores, Inc.	34,522	3,786,028
		12,491,526
Technology hardware, storage & peripherals—3.4%
Apple, Inc.	158,988	39,549,855

Textiles, apparel & luxury goods—0.7%
Lululemon Athletica, Inc.*	38,530	7,870,523
Total common stocks (cost—$855,626,543)		1,142,421,377

Short-term investment—0.5%
Investment company—0.5%
State Street Institutional U.S. Government Money Market Fund (cost—$5,264,062)	5,264,062	5,264,062

Investment of cash collateral from securities loaned—2.6%
Money market fund—2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$30,877,302)	30,877,302	30,877,302
Total investments (cost—$891,767,907)[2]—101.0%		1,178,562,741
Liabilities in excess of other assets—(1.0)%		(11,463,303)
Net assets—100.0%		$1,167,099,438

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,142,421,377	—	—	1,142,421,377
Short-term investment	—	5,264,062	—	5,264,062
Investment of cash collateral from securities loaned	—	30,877,302	—	30,877,302
Total	1,142,421,377	36,141,364	—	1,178,562,741

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $39,417,888 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $30,877,302 and non-cash collateral of $9,869,936.

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—96.9%
Aerospace & defense—1.0%
Cubic Corp.	26,509	1,954,774
Wesco Aircraft Holdings, Inc.*	189,915	2,092,863
		4,047,637
Air freight & logistics—1.6%
Expeditors International of Washington, Inc.	90,500	6,601,070

Auto components—0.4%
Adient PLC	73,800	1,563,822

Automobiles—1.6%
Thor Industries, Inc.[1]	106,200	6,718,212

Banks—9.2%
Atlantic Capital Bancshares, Inc.*	49,700	926,905
Bank of Hawaii Corp.[1]	69,116	6,034,518
Bank of NT Butterfield & Son Ltd./The	159,234	5,246,760
Bank OZK	94,880	2,662,333
Cathay General Bancorp	64,590	2,297,466
First Citizens BancShares, Inc., Class A	3,900	1,918,488
First Hawaiian, Inc.	142,480	3,893,979
First Horizon National Corp.	192,800	3,079,016
Glacier Bancorp, Inc.	81,000	3,427,920
Popular, Inc.	34,180	1,861,443
Regions Financial Corp.	19,100	307,510
Sterling Bancorp	152,200	2,990,730
SunTrust Banks, Inc.	13,800	943,092
Wintrust Financial Corp.	52,320	3,339,062
		38,929,222
Biotechnology—1.7%
Anika Therapeutics, Inc.*	101,600	7,151,624

Building products—0.9%
Continental Building Products, Inc.*	74,360	2,224,108
Resideo Technologies, Inc.*	146,150	1,392,809
		3,616,917
Capital markets—3.3%
Artisan Partners Asset Management, Inc., Class A	79,400	2,171,590
Brightsphere Investment Group, Inc.*	29,300	287,726

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
MSCI, Inc.	37,350	8,760,816
Uranium Participation Corp.*	320,600	934,803
Virtus Investment Partners, Inc.	17,978	1,950,254
		14,105,189
Chemicals—3.8%
Axalta Coating Systems Ltd.*	136,300	4,019,487
Innospec, Inc.	16,892	1,543,253
Scotts Miracle-Gro Co./The	96,890	9,726,787
Valvoline, Inc.	45,595	972,998
		16,262,525
Commercial services & supplies—3.7%
IAA, Inc.*	79,410	3,029,492
KAR Auction Services, Inc.[1]	231,528	5,755,786
Ritchie Bros Auctioneers, Inc.	56,070	2,305,598
Stericycle, Inc.*,1	81,210	4,677,696
		15,768,572
Communications equipment—2.4%
Comtech Telecommunications Corp.	160,411	5,606,365
Plantronics, Inc.	117,591	4,635,437
		10,241,802
Consumer finance—1.9%
Enova International, Inc.*	96,040	2,255,980
EZCORP, Inc., Class A*	235,110	1,236,679
Navient Corp.	128,350	1,767,379
Nelnet, Inc., Class A	6,100	373,747
SLM Corp.	291,525	2,460,471
		8,094,256
Containers & packaging—0.5%
Silgan Holdings, Inc.	67,580	2,079,437

Diversified financial services—0.7%
FGL Holdings	305,900	2,762,277
Voya Financial, Inc.	5,600	302,176
		3,064,453

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—0.9%
Entergy Corp.	14,400	1,749,312
Evergy, Inc.	23,094	1,475,938
Portland General Electric Co.	13,700	779,256
		4,004,506
Electronic equipment, instruments & components—3.4%
CDW Corp.	65,850	8,422,873
Zebra Technologies Corp., Class A*	26,000	6,184,620
		14,607,493
Energy equipment & services—1.3%
Core Laboratories N.V.[1]	64,650	2,847,186
Forum Energy Technologies, Inc.*	698,380	810,121
Hunting PLC, ADR	317,650	1,615,377
Superior Energy Services, Inc.*	572,958	229,183
		5,501,867
Entertainment—1.5%
AMC Entertainment Holdings, Inc., Class A	135,179	1,266,627
Cinemark Holdings, Inc.[1]	140,800	5,153,280
		6,419,907
Equity real estate investment trusts—5.7%
CatchMark Timber Trust, Inc., Class A	52,437	601,452
Granite Real Estate Investment Trust	50,600	2,507,230
Lamar Advertising Co., Class A	110,450	8,837,105
Office Properties Income Trust	45,275	1,443,367
Outfront Media, Inc.	136,610	3,594,209
Physicians Realty Trust	227,320	4,244,064
QTS Realty Trust, Inc., Class A	53,840	2,885,286
		24,112,713
Food products—2.6%
Conagra Brands, Inc.	17,600	476,080
Lamb Weston Holdings, Inc.	12,900	1,006,716
Post Holdings, Inc.*	43,250	4,450,425

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
TreeHouse Foods, Inc.*	86,270	4,660,305
Tyson Foods, Inc., Class A	6,800	562,972
		11,156,498
Health care equipment & supplies—1.6%
CONMED Corp.	8,500	935,170
Integra LifeSciences Holdings Corp.*	67,660	3,928,339
Natus Medical, Inc.*	57,860	1,948,725
		6,812,234
Health care providers & services—1.6%
Acadia Healthcare Co., Inc.*,1	93,940	2,817,261
Hanger, Inc.*	73,000	1,650,530
MEDNAX, Inc.*	84,400	1,853,424
Tenet Healthcare Corp.*	24,400	618,296
		6,939,511
Hotels, restaurants & leisure—3.1%
Cheesecake Factory, Inc./The[1]	147,300	6,155,667
Dave & Buster’s Entertainment, Inc.[1]	119,331	4,746,987
El Pollo Loco Holdings, Inc.*,1	201,350	2,339,687
		13,242,341
Household durables—0.2%
Lennar Corp., Class B	13,608	639,848
Tupperware Brands Corp.	3,700	35,631
		675,479
Household products—0.9%
WD-40 Co.[1]	21,000	3,935,400

Insurance—3.8%
Argo Group International Holdings Ltd.	39,280	2,430,254
Assured Guaranty Ltd.	48,460	2,273,743
Brighthouse Financial, Inc.*	10,700	404,032
CNO Financial Group, Inc.	107,137	1,676,694
W.R. Berkley Corp.	133,725	9,347,377
		16,132,100

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet & direct marketing retail—0.7%
Despegar.com Corp.*,1	224,975	2,515,221
Qurate Retail, Inc. Series A*	45,900	437,886
		2,953,107
IT services—6.6%
Broadridge Financial Solutions, Inc.	74,950	9,385,239
Cass Information Systems, Inc.	94,494	5,415,451
Jack Henry & Associates, Inc.	43,850	6,207,406
KBR, Inc.	206,500	5,815,040
Science Applications International Corp.	12,100	999,702
		27,822,838
Life sciences tools & services—0.6%
Syneos Health, Inc.*	48,290	2,421,744

Machinery—6.3%
Altra Industrial Motion Corp.	91,945	2,831,906
Donaldson Co., Inc.	75,500	3,981,870
EnPro Industries, Inc.	27,690	1,925,839
Gates Industrial Corp. PLC*,1	247,835	2,478,350
Graco, Inc.	115,000	5,198,000
Harsco Corp.*	31,200	632,424
Miller Industries, Inc.	52,701	1,894,601
RBC Bearings, Inc.*	49,240	7,900,066
		26,843,056
Media—0.4%
Liberty Latin America Ltd., Class A*	96,450	1,802,651

Metals & mining—1.3%
Allegheny Technologies, Inc.*	148,600	3,122,086
Carpenter Technology Corp.	33,200	1,627,464
Kaiser Aluminum Corp.	5,200	556,816
		5,306,366

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mortgage real estate investment trust—0.9%
Redwood Trust, Inc.	225,350	3,682,219

Multi-utilities—0.7%
NorthWestern Corp.	39,050	2,831,906

Oil, gas & consumable fuels—3.7%
Chesapeake Energy Corp.*	942,426	1,262,851
Continental Resources, Inc.*	20,000	589,400
Euronav N.V.*	75,500	840,315
Golar LNG Ltd.	102,470	1,411,012
Golar LNG Partners LP	297,691	3,030,494
Teekay Tankers Ltd., Class A*	597,873	1,219,661
Viper Energy Partners LP	152,550	3,671,878
WPX Energy, Inc.*	362,915	3,621,892
		15,647,503
Personal products—0.6%
elf Beauty, Inc.*	147,040	2,470,272

Professional services—2.9%
Resources Connection, Inc.	126,750	1,856,887
TransUnion	128,500	10,616,670
		12,473,557
Real estate management & development—0.6%
Jones Lang LaSalle, Inc.	17,821	2,611,133

Road & rail—1.4%
Landstar System, Inc.	52,800	5,974,320

Semiconductors & semiconductor equipment—0.1%
NXP Semiconductor N.V.	3,000	341,040

Software—2.0%
American Software, Inc., Class A	514,380	8,338,100

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—2.2%
Ascena Retail Group, Inc.*,1	3,692,382	1,300,457
Michaels Cos., Inc./The*,1	587,790	5,131,407
Party City Holdco, Inc.*,1	537,063	3,018,294
		9,450,158
Technology hardware, storage & peripherals—2.0%
Diebold Nixdorf, Inc.*,1	1,117,080	7,819,560
Hewlett Packard Enterprise Co.	39,100	641,631
		8,461,191
Textiles, apparel & luxury goods—1.7%
Capri Holdings Ltd.*	102,300	3,178,461
Samsonite International SA, ADR	403,725	4,077,622
		7,256,083
Thrifts & mortgage finance—0.6%
Essent Group Ltd.	52,590	2,739,413

Trading companies & distributors—2.3%
Air Lease Corp.	54,040	2,376,679
Beacon Roofing Supply, Inc.*	164,180	5,096,147
MSC Industrial Direct Co., Inc., Class A	33,000	2,415,930
		9,888,756
Total common stocks (cost—$356,879,252)		411,100,200

Short-term investment—3.2%
Investment company—3.2%
State Street Institutional U.S. Government Money Market Fund (cost—$13,320,356)	13,320,356	13,320,356

Investment of cash collateral from securities loaned—9.7%
Money market fund—9.7%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$41,202,369)	41,202,369	41,202,369
Total investments (cost—$411,401,977)[2]—109.8%		465,622,925
Liabilities in excess of other assets—(9.8)%		(41,422,043)
Net assets—100.0%		$424,200,882

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	411,100,200	—	—	411,100,200
Short-term investment	—	13,320,356	—	13,320,356
Investment of cash collateral from securities loaned	—	41,202,369	—	41,202,369
Total	411,100,200	54,522,725	—	465,622,925

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2

Includes $61,994,528 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $41,202,369 and non-cash collateral of $22,744,622.

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—99.0%
Aerospace & defense—2.4%
Aerojet Rocketdyne Holdings, Inc.*	4,223	182,560
Astronics Corp.*	38,600	1,117,084
Cubic Corp.	10,978	809,518
HEICO Corp.	1,727	213,008
Huntington Ingalls Industries, Inc.	16,110	3,635,382
Mercury Systems, Inc.*	13,810	1,017,245
Spirit AeroSystems Holdings, Inc., Class A	40,090	3,280,164
		10,254,961
Air freight & logistics—0.6%
XPO Logistics, Inc.*,1	34,320	2,622,048

Auto components—1.1%
Dorman Products, Inc.*	19,672	1,415,401
Gentex Corp.	109,303	3,065,949
		4,481,350
Banks—0.5%
Atlantic Capital Bancshares, Inc.*	24,700	460,655
Bank of NT Butterfield & Son Ltd./The	52,600	1,733,170
		2,193,825
Beverages—0.7%
Boston Beer Co., Inc./The, Class A*	3,500	1,310,610
Coca-Cola Consolidated, Inc.	5,800	1,591,288
		2,901,898
Biotechnology—4.9%
Adverum Biotechnologies, Inc.*,1	16,100	117,047
Aldeyra Therapeutics, Inc.*	7,232	40,427
Alnylam Pharmaceuticals, Inc.*,1	27,000	2,341,980
Assembly Biosciences, Inc.*	6,538	107,942
BioCryst Pharmaceuticals, Inc.*,1	193,875	387,750
CareDx, Inc.*	20,974	549,729
Castle Biosciences, Inc.*	12,641	297,569
Catalyst Pharmaceuticals, Inc.*	26,100	123,453
Coherus Biosciences, Inc.*,1	25,295	439,374
Constellation Pharmaceuticals, Inc.*,1	6,742	93,107
Cyclerion Therapeutics, Inc.*	12,599	30,112
CytomX Therapeutics, Inc.*	10,700	65,591
Eagle Pharmaceuticals, Inc.*,1	3,326	208,540

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
Eiger BioPharmaceuticals, Inc.*	4,400	47,960
Enanta Pharmaceuticals, Inc.*	17,724	1,079,037
Esperion Therapeutics, Inc.*,1	6,500	258,505
FibroGen, Inc.*	35,246	1,379,881
Halozyme Therapeutics, Inc.*	92,600	1,418,632
ImmunoGen, Inc.*	47,900	114,002
Intercept Pharmaceuticals, Inc.*,1	18,400	1,339,152
Ionis Pharmaceuticals, Inc.*	31,500	1,755,180
Ironwood Pharmaceuticals, Inc.*,1	75,924	762,277
Karyopharm Therapeutics, Inc.*,1	21,600	252,720
Kiniksa Pharmaceuticals Ltd., Class A*	9,262	65,297
Kura Oncology, Inc.*	6,062	90,809
La Jolla Pharmaceutical Co.*	11,115	77,972
Lexicon Pharmaceuticals, Inc.*,1	82,100	304,591
Marker Therapeutics, Inc.*,1	6,111	23,466
MEI Pharma, Inc.*	16,894	30,578
Minerva Neurosciences, Inc.*	33,518	158,875
Neurocrine Biosciences, Inc.*	32,400	3,223,476
Pieris Pharmaceuticals, Inc.*	9,434	31,227
Protagonist Therapeutics, Inc.*	2,300	30,935
Puma Biotechnology, Inc.*,1	16,400	111,520
Radius Health, Inc.*,1	20,900	594,396
Recro Pharma, Inc.*	8,862	139,754
Retrophin, Inc.*	62,219	746,628
Rigel Pharmaceuticals, Inc.*	273,843	561,378
Savara, Inc.*	7,900	6,969
Seres Therapeutics, Inc.*,1	50,089	175,312
Spero Therapeutics, Inc.*	2,511	27,546
Sutro Biopharma, Inc.*	200	2,006
Syndax Pharmaceuticals, Inc.*	11,052	74,269
TG Therapeutics, Inc.*,1	14,100	96,303
UNITY Biotechnology, Inc.*,1	41,467	258,754
Veracyte, Inc.*,1	11,293	258,948
Vericel Corp.*,1	40,198	637,942
Voyager Therapeutics, Inc.*	8,100	124,659
		21,063,577
Building products—1.9%
American Woodmark Corp.*	3,497	346,763
Apogee Enterprises, Inc.	11,679	438,430
Armstrong World Industries, Inc.	26,700	2,497,251

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Builders FirstSource, Inc.*	71,100	1,607,571
Lennox International, Inc.	9,820	2,429,075
Masonite International Corp.*	7,500	460,575
Trex Co., Inc.*	5,069	445,514
		8,225,179
Capital markets—1.0%
Assetmark Financial Holdings, Inc.*	8,236	225,996
Evercore, Inc., Class A	3,900	287,196
Ladenburg Thalmann Financial Services, Inc.	46,500	105,090
LPL Financial Holdings, Inc.	43,422	3,510,234
		4,128,516
Chemicals—3.0%
Axalta Coating Systems Ltd.*	72,600	2,140,974
CF Industries Holdings, Inc.	24,100	1,092,935
Ingevity Corp.*	5,928	499,197
Kraton Corp.*	48,600	1,089,612
NewMarket Corp.	6,580	3,194,524
PolyOne Corp.	49,800	1,596,090
RPM International, Inc.	8,700	630,141
W. R. Grace & Co.	39,400	2,618,130
		12,861,603
Commercial services & supplies—3.1%
Cimpress N.V.*,1	19,536	2,581,096
Healthcare Services Group, Inc.[1]	80,600	1,963,416
Knoll, Inc.	7,056	188,677
Mobile Mini, Inc.	110,655	4,162,841
Ritchie Bros Auctioneers, Inc.	100,962	4,151,558
		13,047,588
Communications equipment—0.9%
Calix, Inc.*	32,165	246,062
Casa Systems, Inc.*	62,623	420,827
DASAN Zhone Solutions, Inc.*	10,231	77,091
Extreme Networks, Inc.*	207,900	1,338,876
F5 Networks, Inc.*	10,540	1,518,603
Viavi Solutions, Inc.*	12,378	197,553
		3,799,012

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction & engineering—1.8%
Comfort Systems USA, Inc.	23,000	1,159,430
EMCOR Group, Inc.	24,900	2,183,979
MasTec, Inc.*	22,597	1,422,255
MYR Group, Inc.*	17,800	612,498
NV5 Global, Inc.*	8,495	615,293
Primoris Services Corp.	5,154	105,348
Quanta Services, Inc.	28,200	1,185,810
Sterling Construction Co., Inc.*	15,000	243,675
		7,528,288
Consumer finance—0.9%
Elevate Credit, Inc.*	1,460	5,971
Green Dot Corp., Class A*	42,959	1,238,938
PRA Group, Inc.*,1	66,103	2,242,875
World Acceptance Corp.*	2,340	242,915
		3,730,699
Distributors—0.4%
Core-Mark Holding Co., Inc.	46,600	1,422,232
Funko, Inc., Class A*	24,512	441,216
		1,863,448
Diversified consumer services—1.6%
Chegg, Inc.*,1	104,742	3,211,390
Grand Canyon Education, Inc.*	37,139	3,415,302
K12, Inc.*	5,568	110,191
Strategic Education, Inc.	1,790	220,224
		6,957,107
Diversified financial services—0.3%
Marlin Business Services Corp.	2,600	61,724
Voya Financial, Inc.	21,200	1,143,952
		1,205,676
Diversified telecommunication services—0.6%
Cogent Communications Holdings, Inc.	40,900	2,398,376
Ooma, Inc.*,1	17,300	196,355
		2,594,731

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—0.1%
TPI Composites, Inc.*,1	21,600	443,448

Electronic equipment, instruments & components—2.4%
ePlus, Inc.*	2,245	175,402
Fitbit, Inc., Class A*,1	140,200	866,436
Insight Enterprises, Inc.*	19,029	1,168,000
Jabil, Inc.	46,327	1,705,760
KEMET Corp.[1]	29,677	645,178
Knowles Corp.*	21,313	459,934
National Instruments Corp.	76,528	3,167,494
Rogers Corp.*	15,033	2,036,671
		10,224,875
Entertainment—0.4%
Glu Mobile, Inc.*	85,400	506,422
Madison Square Garden Co./The, Class A*	4,790	1,278,547
		1,784,969
Food & staples retailing—0.6%
Performance Food Group Co.*	64,461	2,746,683

Food products—2.2%
Calavo Growers, Inc.[1]	25,646	2,224,278
Freshpet, Inc.*	49,178	2,570,042
Post Holdings, Inc.*	13,500	1,389,150
Sanderson Farms, Inc.	16,976	2,628,054
Simply Good Foods Co./The*	31,744	778,998
		9,590,522
Gas utilities—0.1%
Chesapeake Utilities Corp.	4,000	379,200

Health care equipment & supplies—6.4%
Accuray, Inc.*	212,800	553,280
Cantel Medical Corp.[1]	23,700	1,727,493
Cardiovascular Systems, Inc.*	39,100	1,740,732
Cutera, Inc.*	45,830	1,443,645

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
DexCom, Inc.*	14,748	2,274,732
GenMark Diagnostics, Inc.*,1	6,917	38,804
Glaukos Corp.*,1	5,317	339,384
Heska Corp.*,1	22,315	1,807,961
Inogen, Inc.*	20,904	1,137,909
Insulet Corp.*,1	2,404	349,349
LivaNova PLC*	33,962	2,402,132
Masimo Corp.*	20,008	2,916,966
Neogen Corp.*,1	40,862	2,658,482
Neuronetics, Inc.*	7,879	70,202
Novocure Ltd.*	18,120	1,298,117
Orthofix Medical, Inc.*	14,800	622,044
OrthoPediatrics Corp.*,1	39,136	1,513,781
Penumbra, Inc.*,1	1,901	296,499
Surmodics, Inc.*	18,600	883,686
Tactile Systems Technology, Inc.*,1	11,505	522,557
Tandem Diabetes Care, Inc.*	15,361	945,930
Varex Imaging Corp.*	38,061	1,142,211
Zynex, Inc.[1]	74,333	686,837
		27,372,733
Health care providers & services—5.5%
Addus HomeCare Corp.*	14,103	1,187,614
Amedisys, Inc.*	26,080	3,351,802
AMN Healthcare Services, Inc.*	41,346	2,429,491
Chemed Corp.	11,652	4,589,839
Cross Country Healthcare, Inc.*	20,476	221,346
Ensign Group, Inc./The	4,446	187,843
Exagen, Inc.*,1	28,717	432,478
Joint Corp./The*	33,983	648,056
LHC Group, Inc.*	8,590	953,232
Magellan Health, Inc.*	19,816	1,286,058
Molina Healthcare, Inc.*	23,860	2,806,890
Pennant Group, Inc./The*	8,931	160,669
PetIQ, Inc.*,1	7,593	187,699
R1 RCM, Inc.*	36,666	389,760
US Physical Therapy, Inc.	33,303	4,711,375
		23,544,152
Health care technology—3.4%
Castlight Health, Inc., Class B*	79,624	120,232

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care technology—(concluded)
Evolent Health, Inc., Class A*,1	99,054	754,791
HealthStream, Inc.*	102,288	2,870,201
Inovalon Holdings, Inc., Class A*,1	57,412	897,350
Inspire Medical Systems, Inc.*	16,867	1,028,550
NextGen Healthcare, Inc.*	51,771	875,189
Omnicell, Inc.*	9,022	635,059
OptimizeRx Corp.*,1	59,646	775,398
Phreesia, Inc.*,1	6,253	185,276
Teladoc Health, Inc.*,1	81,552	6,246,883
		14,388,929
Hotels, restaurants & leisure—2.3%
Bloomin’ Brands, Inc.	46,300	917,203
Brinker International, Inc.[1]	28,400	1,262,380
Domino’s Pizza, Inc.[1]	15,580	4,231,840
Everi Holdings, Inc.*	53,578	538,995
Kura Sushi USA, Inc., Class A*	13,671	252,230
Noodles & Co.*,1	24,491	130,537
Planet Fitness, Inc., Class A*	13,950	888,057
PlayAGS, Inc.*	67,545	779,469
Scientific Games Corp., Class A*,1	36,400	873,236
		9,873,947
Household durables—2.6%
Century Communities, Inc.*	32,632	984,508
GoPro, Inc., Class A*,1	237,600	988,416
Hamilton Beach Brands Holding Co., Class A	7,062	131,706
KB Home	33,300	1,188,477
LGI Homes, Inc.*,1	10,258	805,048
Lovesac Co./The*,1	14,015	228,865
NVR, Inc.*	1,261	4,585,740
Sonos, Inc.*	51,700	676,236
TopBuild Corp.*	14,786	1,536,709
		11,125,705
Insurance—2.2%
Alleghany Corp.*	1,780	1,385,356
Axis Capital Holdings Ltd.	14,900	885,507
eHealth, Inc.*,1	5,263	363,358
Everest Re Group Ltd.	12,480	3,208,483
Goosehead Insurance, Inc., Class A1	11,234	574,956

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Kinsale Capital Group, Inc.	8,674	917,015
Primerica, Inc.	11,399	1,438,326
Trupanion, Inc.*,1	30,330	718,821
		9,491,822
Interactive media & services—0.7%
EverQuote, Inc., Class A*	24,036	487,931
Meet Group, Inc./The*,1	62,323	265,496
Travelzoo*	18,000	182,160
TrueCar, Inc.*	160,390	526,079
Yelp, Inc.*	50,400	1,739,304
		3,200,970
Internet & direct marketing retail—0.3%
Groupon, Inc.*,1	11,735	32,623
Quotient Technology, Inc.*	26,800	230,748
Rubicon Project, Inc./The*	105,396	895,866
		1,159,237
IT services—2.7%
Brightcove, Inc.*	51,025	485,248
Cass Information Systems, Inc.	26,059	1,493,441
Endurance International Group Holdings, Inc.*	73,287	287,285
Euronet Worldwide, Inc.*	3,422	479,320
ExlService Holdings, Inc.*	27,680	1,927,358
GDS Holdings Ltd., ADR*,1	22,149	923,170
International Money Express, Inc.*	30,892	473,266
MAXIMUS, Inc.	49,315	3,784,433
Unisys Corp.*	40,000	410,400
WNS Holdings Ltd., ADR*	17,249	1,066,678
		11,330,599
Leisure products—0.3%
YETI Holdings, Inc.*,1	35,285	1,175,343

Life sciences tools & services—1.4%
Bio-Techne Corp.	16,243	3,381,305
PRA Health Sciences, Inc.*	27,956	2,731,581
		6,112,886

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—3.5%
Albany International Corp., Class A	6,680	560,986
Allison Transmission Holdings, Inc.	76,300	3,327,443
Columbus McKinnon Corp.	6,032	226,321
Federal Signal Corp.	22,923	743,622
LB Foster Co., Class A*	8,288	150,842
Lincoln Electric Holdings, Inc.	21,800	1,952,626
LiqTech International, Inc.*,1	40,150	290,686
Proto Labs, Inc.*	44,172	4,283,359
REV Group, Inc. [1]	25,753	320,367
Spartan Motors, Inc.	31,260	546,112
SPX Corp.*	19,800	901,692
Terex Corp.	64,545	1,778,215
		15,082,271
Media—1.4%
Cable One, Inc.	2,646	3,506,929
Cardlytics, Inc.*,1	12,021	503,800
Nexstar Media Group, Inc., Class A	19,810	1,927,315
		5,938,044
Metals & mining—0.0%†
Ryerson Holding Corp.*	7,400	64,306

Oil, gas & consumable fuels—0.7%
Cabot Oil & Gas Corp.	29,400	548,016
Scorpio Tankers, Inc.	30,371	966,101
World Fuel Services Corp.	34,593	1,444,950
		2,959,067
Paper & forest products—0.3%
Boise Cascade Co.	31,000	1,108,870
Verso Corp., Class A*	6,107	89,406
		1,198,276
Personal products—0.2%
elf Beauty, Inc.*	37,566	631,109
Lifevantage Corp.*	25,085	340,152
		971,261

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—2.1%
Akorn, Inc.*	89,874	448,471
Amneal Pharmaceuticals, Inc.*,1	37,000	113,960
Amphastar Pharmaceuticals, Inc.*	29,164	563,303
ANI Pharmaceuticals, Inc.*	8,647	675,417
Aquestive Therapeutics, Inc.*,1	12,596	48,369
Cymabay Therapeutics, Inc.*	11,750	52,757
Endo International PLC*	57,800	265,302
Intra-Cellular Therapies, Inc.*,1	11,100	102,675
Jazz Pharmaceuticals PLC*	27,120	3,407,086
Omeros Corp.*,1	27,519	435,901
Pacira BioSciences, Inc.*	36,100	1,461,689
Revance Therapeutics, Inc.*,1	19,141	299,748
Theravance Biopharma, Inc.*,1	62,100	1,001,052
		8,875,730
Professional services—2.9%
Barrett Business Services, Inc.	15,000	1,315,950
Exponent, Inc.	75,065	4,768,879
Forrester Research, Inc.	9,122	314,527
Insperity, Inc.	30,820	3,255,517
Korn Ferry	42,642	1,564,535
TriNet Group, Inc.*	22,079	1,169,966
		12,389,374
Real estate management & development—0.1%
Altisource Portfolio Solutions SA*,1	100	1,780
Redfin Corp.*,1	23,126	402,161
		403,941
Road & rail—1.2%
Knight-Swift Transportation Holdings, Inc.[1]	44,610	1,626,481
Landstar System, Inc.	31,500	3,564,225
		5,190,706
Semiconductors & semiconductor equipment—3.6%
Ambarella, Inc.*	14,500	763,135

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Cabot Microelectronics Corp.	19,993	3,021,342
Diodes, Inc.*	20,464	954,646
Inphi Corp.*	40,600	2,918,328
Lattice Semiconductor Corp.*	45,300	887,427
Power Integrations, Inc.	24,732	2,253,332
Silicon Laboratories, Inc.*	21,800	2,316,032
Universal Display Corp.	10,920	2,185,966
		15,300,208
Software—18.8%
2U, Inc.*,1	49,306	883,810
A10 Networks, Inc.*	13,361	99,272
Alarm.com Holdings, Inc.*	54,295	2,682,173
Aspen Technology, Inc.*	21,450	2,469,109
Blackline, Inc.*,1	56,475	2,639,641
Box, Inc., Class A*,1	136,100	2,302,812
ChannelAdvisor Corp.*	25,800	242,778
CommVault Systems, Inc.*	53,800	2,672,246
Cornerstone OnDemand, Inc.*	63,200	3,701,624
Coupa Software, Inc.*,1	8,310	1,142,542
Descartes Systems Group, Inc./The*,1	43,652	1,698,499
Digital Turbine, Inc.*	83,031	580,387
Domo, Inc., Class B*,1	9,400	151,152
Dropbox, Inc., Class A*	23,000	455,860
Everbridge, Inc.*,1	13,921	967,649
FireEye, Inc.*,1	158,600	2,512,224
Five9, Inc.*,1	56,174	3,118,219
Globant SA*	40,790	3,804,075
HubSpot, Inc.*	19,420	3,012,042
Intelligent Systems Corp.*	6,672	301,374
j2 Global, Inc.	3,202	304,062
Manhattan Associates, Inc.*	15,455	1,158,352
MicroStrategy, Inc., Class A*	15,730	2,410,622
MobileIron, Inc.*	174,308	1,091,168
Model N, Inc.*	37,721	1,123,709
Nice Ltd., ADR*,1	2,000	315,580
Nutanix, Inc., Class A*,1	36,300	1,060,686
OneSpan, Inc.*	8,163	152,730
Paylocity Holding Corp.*	33,146	3,400,780
Pegasystems, Inc.	49,284	3,706,650
Pluralsight, Inc., Class A*,1	110,320	1,994,586

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Progress Software Corp.	54,065	2,156,112
Proofpoint, Inc.*	24,010	2,770,034
PROS Holdings, Inc.*	47,384	2,427,956
QAD, Inc., Class A	14,500	673,960
Rapid7, Inc.*	1,148	57,503
RealPage, Inc.*	11,148	675,011
RingCentral, Inc., Class A*	8,417	1,359,514
Sapiens International Corp. N.V.	15,490	327,304
ShotSpotter, Inc.*,1	7,760	156,752
SPS Commerce, Inc.*	95,530	5,041,118
SVMK, Inc.*	32,156	591,670
Telaria, Inc.*	170,582	1,291,306
Telenav, Inc.*	53,200	250,572
Tenable Holdings, Inc.*,1	19,800	498,960
Teradata Corp.*	27,800	832,054
Varonis Systems, Inc.*	29,900	2,139,345
Verint Systems, Inc.*	26,461	1,201,065
Workiva, Inc.*	129,704	5,404,766
		80,011,415
Specialty retail—3.3%
Aaron’s, Inc.	15,964	1,196,183
Asbury Automotive Group, Inc.*	1,773	182,849
Boot Barn Holdings, Inc.*	33,190	1,163,310
Conn’s, Inc.*,1	15,069	364,519
Five Below, Inc.*	34,599	4,328,681
Floor & Decor Holdings, Inc., Class A*	58,093	2,662,402
Lithia Motors, Inc., Class A	7,318	1,152,439
National Vision Holdings, Inc.*	75,990	1,808,562
Rent-A-Center, Inc.	55,182	1,427,558
		14,286,503
Technology hardware, storage & peripherals—0.8%
Avid Technology, Inc.*	87,756	592,792
Diebold Nixdorf, Inc.*,1	13,100	91,700
Pure Storage, Inc., Class A*,1	133,500	2,597,910
		3,282,402
Thrifts & mortgage finance—0.2%
LendingTree, Inc.*,1	1,823	656,007

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—0.3%
Foundation Building Materials, Inc.*	32,331	601,033
Herc Holdings, Inc.*	13,504	597,687
		1,198,720
Water utilities—0.1%
AquaVenture Holdings Ltd.*	18,969	372,172

Wireless telecommunication services—0.2%
Gogo, Inc.*,1	117,800	724,470
Total common stocks (cost—$377,516,020)		422,310,399

Short-term investment—0.8%
Investment company—0.8%
State Street Institutional U.S. Government Money Market Fund (cost—$3,650,487)	3,650,487	3,650,487

Investment of cash collateral from securities loaned—11.3%
Money market fund—11.3%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$48,178,389)	48,178,389	48,178,389
Total investments (cost—$429,344,896)[2]—111.1%		474,139,275
Liabilities in excess of other assets—(11.1)%		(47,446,514)
Net assets—100.0%		$426,692,761

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	422,310,399	—	—	422,310,399
Short-term investment	—	3,650,487	—	3,650,487
Investment of cash collateral from securities loaned	—	48,178,389	—	48,178,389
Total	422,310,399	51,828,876	—	474,139,275

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

†                 Amount represents less than 0.05%

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $67,433,966 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $48,178,389 and non-cash collateral of $20,664,633.

PACE International Equity Investments

Industry diversification – October 31, 2019 (unaudited)

As a percentage of net assets as of October 31, 2019

Common stocks
Aerospace & defense	1.2%
Air freight & logistics	0.4
Auto components	2.5
Automobiles	3.2
Banks	9.5
Beverages	2.0
Biotechnology	1.7
Building products	1.7
Capital markets	2.5
Chemicals	2.0
Commercial services & supplies	1.9
Communications equipment	0.2
Construction & engineering	1.0
Construction materials	0.2
Diversified consumer services	1.0
Diversified financial services	0.5
Diversified telecommunication services	3.5
Electric utilities	3.1
Electrical equipment	1.7
Electronic equipment, instruments & components	2.8
Energy equipment & services	1.4
Entertainment	0.4
Equity real estate investment trusts	0.7
Food & staples retailing	2.6
Food products	2.1
Gas utilities	0.4
Health care equipment & supplies	1.0
Health care providers & services	0.3
Health care technology	0.1
Hotels, restaurants & leisure	1.7
Household durables	0.7
Household products	0.4
Independent power and renewable electricity producers	0.1
Industrial conglomerates	1.8
Insurance	5.6
Interactive media & services	0.2
Internet & catalog retail	0.3
Internet & direct marketing retail	1.3
IT services	3.5

Leisure products	0.7
Machinery	3.5
Media	0.9
Metals & mining	1.9
Multi-utilities	0.4
Multiline retail	0.2
Oil, gas & consumable fuels	4.9
Personal products	1.3
Pharmaceuticals	10.6
Professional services	2.5
Real estate management & development	0.8
Road & rail	0.9
Semiconductors & semiconductor equipment	4.6
Software	2.4
Specialty retail	2.5
Technology hardware, storage & peripherals	0.9
Textiles, apparel & luxury goods	1.8
Tobacco	0.5
Trading companies & distributors	1.2
Transportation infrastructure	0.3
Wireless telecommunication services	1.3
Total common stocks	111.3

Preferred stocks
Aerospace & defense	0.00 †
Automobiles	0.5
Health care equipment & supplies	0.00 †
Total preferred stocks	0.5

Short-term investment
Investment company	1.0
Investment of cash collateral from securities loaned	2.2
Total investments before investments sold short	115.0

Common stocks
Air freight & logistics	(0.2)
Airlines	0.00 †
Auto components	(0.1)
Automobiles	(0.2)
Banks	(0.3)
Beverages	(0.2)
Biotechnology	(0.1)
Capital markets	(0.5)

PACE International Equity Investments

Industry diversification – October 31, 2019 (unaudited)

As a percentage of net assets as of October 31, 2019

Chemicals	(1.1)
Commercial services & supplies	(0.2)
Communications equipment	0.00 †
Construction & engineering	(0.6)
Construction materials	(0.4)
Consumer finance	(0.1)
Diversified financial services	(0.3)
Diversified telecommunication services	(0.1)
Electric utilities	(0.7)
Electronic equipment, instruments & components	(0.1)
Energy equipment & services	(0.2)
Equity real estate investment trusts	(0.4)
Food & staples retailing	0.00 †
Food products	(0.6)
Gas utilities	0.00 †
Health care providers & services	(0.0)
Hotels, restaurants & leisure	(0.7)
Household durables	(0.4)
Independent power and renewable electricity producers	(0.1)
Industrial conglomerates	(0.2)
Insurance	(0.1)
Internet & direct marketing retail	(0.4)
IT services	(0.4)
Machinery	(0.8)
Marine	(0.2)
Media	(0.1)
Metals & mining	(1.1)
Multi-utilities	(0.2)
Multiline retail	(0.5)
Oil, gas & consumable fuels	(0.1)
Paper & forest products	0.00 †
Personal products	0.00 †
Real estate management & development	(0.7)
Road & rail	(0.2)
Semiconductors & semiconductor equipment	0.00 †
Specialty retail	(0.4)
Technology hardware, storage & peripherals	(0.2)
Textiles, apparel & luxury goods	(0.1)
Transportation infrastructure	(0.2)
Total investments sold short	(13.3)
Liabilities in excess of other assets	(1.7)
Net assets	100.0%

†                 Amount represents less than 0.05% or (0.05)%.

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—111.3%
Australia—5.4%
AGL Energy Ltd.[1]	80,438	1,096,800
Alumina Ltd.	710,614	1,111,986
Aristocrat Leisure Ltd.	107,981	2,353,688
Aurizon Holdings Ltd.	935,248	3,803,808
Australia & New Zealand Banking Group Ltd.	43,640	804,426
BHP Group Ltd.[1]	335,779	8,321,319
BHP Group PLC	111,603	2,363,348
BlueScope Steel Ltd.	14,808	136,071
CIMIC Group Ltd.	63,280	1,439,964
Cochlear Ltd.	6,779	988,548
CSL Ltd.	10,837	1,912,668
Goodman Group	191,067	1,895,336
Insurance Australia Group Ltd.	784,752	4,295,292
Macquarie Group Ltd.	39,805	3,674,708
Medibank Pvt Ltd.	679,440	1,583,097
Mirvac Group	194,177	429,678
Newcrest Mining Ltd.[1]	79,980	1,725,701
QBE Insurance Group Ltd.	465,580	4,043,939
Rio Tinto PLC	57,155	2,971,795
Sonic Healthcare Ltd.	90,777	1,785,951
South32 Ltd.	238,059	418,470
Sydney Airport	111,707	676,106
Telstra Corp. Ltd.	506,749	1,219,153
TPG Telecom Ltd.[2]	55,984	252,395
Treasury Wine Estates Ltd.[2]	39,025	472,666
Wesfarmers Ltd.	46,722	1,280,583
Woolworths Group Ltd.	109,745	2,823,359
Total Australia common stocks		53,880,855

Austria—1.4%
ams AG*	228,048	10,194,543
OMV AG	37,985	2,216,519
Raiffeisen Bank International AG	50,181	1,234,069
Total Austria common stocks		13,645,131

Belgium—1.0%
Anheuser-Busch InBev SA/N.V.	20,051	1,611,021
KBC Group N.V.[1]	77,194	5,413,619
Telenet Group Holding N.V.*	26,338	1,293,077

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
UCB SA	20,652	1,664,377
Total Belgium common stocks		9,982,094

Canada—0.4%
Constellation Software, Inc.	4,205	4,153,056

China—3.0%
Alibaba Group Holding Ltd., ADR*	33,368	5,895,124
BOC Hong Kong Holdings Ltd.	212,500	732,202
BYD Co. Ltd., Class H2	369,948	1,742,109
China Mobile Ltd.	741,500	6,037,264
Prosus N.V.*	36,989	2,550,724
Sinopharm Group Co., Class H	161,590	580,499
TAL Education Group, ADR*	222,730	9,535,071
Trip.Com Group Ltd.	51,523	1,699,744
Yangzijiang Shipbuilding Holdings Ltd.	1,263,000	886,593
Total China common stocks		29,659,330

Denmark—4.6%
Carlsberg A/S, Class B	17,247	2,426,341
Danske Bank A/S	9,342	133,294
Demant A/S*,2	1,167	30,800
DSV Panalpina A/S	26,538	2,575,043
Genmab A/S*	68,072	14,836,257
ISS A/S	236,412	6,186,634
Novo Nordisk A/S, ADR	209,852	11,588,028
Novo Nordisk A/S, Class B1	130,814	7,144,310
Pandora A/S	16,845	828,319
Vestas Wind Systems A/S	6,705	547,306
Total Denmark common stocks		46,296,332

Finland—1.4%
Fortum Oyj	1,847	45,092
Kone Oyj, Class B1	89,752	5,709,725
Neste Oyj	86,124	3,108,310
Sampo Oyj, A Shares[1]	136,553	5,595,411
Total Finland common stocks		14,458,538

France—7.5%
Air Liquide SA	8,243	1,094,936
Airbus SE	12,826	1,837,027

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Bureau Veritas SA	131,028	3,345,041
Capgemini SE	7,113	800,849
Cie de Saint-Gobain[2]	241,641	9,828,743
CNP Assurances	35,416	702,300
Dassault Aviation SA	993	1,378,828
Dassault Systemes SE1	25,723	3,903,119
Eiffage SA	14,767	1,586,355
EssilorLuxottica SA	4,748	724,417
Hermes International	2,976	2,140,840
Ipsen SA1	16,141	1,719,196
Kering SA	1,793	1,020,263
Klepierre SA	25,419	946,600
L’Oreal SA1	16,420	4,794,401
Legrand SA	9,331	728,272
LVMH Moet Hennessy Louis Vuitton SE1	19,085	8,141,702
Pernod Ricard SA	5,359	989,175
Peugeot SA	50,124	1,269,005
Publicis Groupe SA	8,426	362,274
Safran SA1	26,283	4,158,109
Sanofi	126,292	11,637,310
Societe Generale SA	190,317	5,402,029
Thales SA	11,321	1,106,570
TOTAL SA	49,937	2,625,171
Ubisoft Entertainment SA*	9,823	579,989
Vinci SA	12,478	1,400,021
Wendel SA	4,263	603,824
Total France common stocks		74,826,366

Germany—7.2%
Allianz SE1	56,027	13,684,630
Brenntag AG	28,537	1,432,229
Continental AG	56,940	7,612,999
Daimler AG	138,670	8,105,658
Deutsche Telekom AG	549,034	9,655,337
Evonik Industries AG	216,014	5,697,766
Hannover Rueck SE	4,580	811,162
HeidelbergCement AG	20,942	1,556,017
HOCHTIEF AG	15,121	1,885,445
Hugo Boss AG	19,696	828,593
Infineon Technologies AG	15,725	304,777
KION Group AG	12,782	849,358

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Merck KGaA	2,294	273,503
MTU Aero Engines AG	5,029	1,342,757
SAP SE1	24,262	3,214,657
Symrise AG1	11,397	1,096,711
Telefonica Deutschland Holding AG	428,540	1,359,769
United Internet AG	6,211	187,102
Wirecard AG2	91,633	11,604,612
Total Germany common stocks		71,503,082

Hong Kong—3.5%
AIA Group Ltd.	94,400	945,090
CK Hutchison Holdings Ltd.	1,387,500	12,837,467
CK Infrastructure Holdings Ltd.	32,000	230,527
CLP Holdings Ltd.	97,000	1,007,019
Hang Seng Bank Ltd.	110,723	2,314,515
Henderson Land Development Co. Ltd.	199,100	997,285
Hong Kong Exchanges & Clearing Ltd.[1]	44,000	1,375,711
Hongkong Land Holdings Ltd.	292,100	1,606,550
Hysan Development Co. Ltd.	20,000	78,995
Jardine Matheson Holdings Ltd.	50,700	2,895,984
Power Assets Holdings Ltd.	164,000	1,170,988
Sun Hung Kai Properties Ltd.	69,500	1,054,569
Techtronic Industries Co. Ltd.	31,000	243,302
WH Group Ltd.[3]	7,438,000	7,897,467
Total Hong Kong common stocks		34,655,469

India—1.3%
HDFC Bank Ltd., ADR	146,182	8,930,259
Tata Consultancy Services Ltd.	136,569	4,370,073
Total India common stocks		13,300,332

Indonesia—0.2%
Bank Rakyat Indonesia Persero Tbk PT	6,386,265	1,915,379

Israel—0.2%
Israel Chemicals Ltd.	9,300	41,296
Nice Ltd.*	4,610	728,820

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
Teva Pharmaceutical Industries Ltd., ADR*,2	99,800	813,370
Total Israel common stocks		1,583,486

Italy—4.8%
Atlantia SpA	100,900	2,491,497
Enel SpA	1,433,484	11,095,424
Eni SpA	821,907	12,439,247
Ferrari N.V.	13,642	2,182,580
Intesa Sanpaolo SpA	498,902	1,249,731
Mediobanca Banca di Credito Finanziario SpA	158,167	1,878,698
Moncler SpA	67,818	2,612,516
Pirelli & C SpA[2,3]	1,447,558	8,366,137
Prysmian SpA	78,040	1,802,557
Snam SpA	302,659	1,552,755
Terna Rete Elettrica Nazionale SpA	311,445	2,057,728
Total Italy common stocks		47,728,870

Japan—28.7%
ABC-Mart, Inc.	1,100	75,581
Advantest Corp.	44,300	2,028,554
Ajinomoto Co., Inc.	23,200	442,452
Alps Electric Co. Ltd.	31,700	688,071
Aozora Bank Ltd.	54,500	1,408,552
Asahi Group Holdings Ltd.	45,900	2,307,964
Asahi Kasei Corp.	35,700	400,505
Astellas Pharma, Inc.[1]	358,600	6,171,480
Bandai Namco Holdings, Inc.	30,200	1,864,743
Bank of Kyoto Ltd./The	3,800	152,718
Benesse Holdings, Inc.	16,800	452,242
Bridgestone Corp.	30,600	1,281,635
Calbee, Inc.[2]	10,300	345,273
Central Japan Railway Co.	5,600	1,156,144
Coca-Cola Bottlers Japan Holdings, Inc.[2]	284,200	6,492,466
Dai-ichi Life Holdings, Inc.	46,000	760,561
Daikin Industries Ltd.[1]	27,100	3,821,956
Denso Corp.	21,300	998,431
East Japan Railway Co.	27,100	2,471,598
Eisai Co. Ltd.[1]	114,100	8,333,241
FANUC Corp.	61,726	12,346,343
Fast Retailing Co. Ltd.[1]	8,300	5,153,394
FUJIFILM Holdings Corp.	206,000	9,118,252

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Fujitsu Ltd.	65,100	5,799,862
Hamamatsu Photonics KK	31,600	1,237,781
Hikari Tsushin, Inc.	13,100	2,889,545
Honda Motor Co. Ltd.	343,600	9,360,785
Hoya Corp.	36,100	3,210,189
Isuzu Motors Ltd.	260,100	3,052,845
ITOCHU Corp.	31,400	660,333
Itochu Techno-Solutions Corp.	62,600	1,694,414
Japan Post Holdings Co. Ltd.	106,700	984,102
Japan Retail Fund Investment Corp.	943	2,200,537
Japan Tobacco, Inc.	46,900	1,066,640
JXTG Holdings, Inc.	25,000	117,928
Kao Corp.	15,100	1,222,654
Keyence Corp.	21,855	13,927,781
Koito Manufacturing Co. Ltd.	29,000	1,536,068
Konami Holdings Corp.	7,800	344,532
Kubota Corp.	99,500	1,595,833
Kurita Water Industries Ltd.	53,400	1,552,699
Kyocera Corp.	123,100	8,141,311
Kyowa Kirin Co. Ltd.	34,900	645,063
M3, Inc.	33,600	810,208
Marubeni Corp.	151,500	1,074,347
McDonald’s Holdings Co. Japan Ltd.	41,800	2,101,806
Mebuki Financial Group, Inc.	221,600	568,416
Medipal Holdings Corp.	36,700	843,499
Mitsubishi Corp.[1]	96,600	2,472,473
Mitsubishi Electric Corp.	428,000	6,168,923
Mitsubishi Estate Co. Ltd.[1]	237,900	4,642,784
Mitsubishi Heavy Industries Ltd.	20,800	847,871
Mitsubishi UFJ Financial Group, Inc.	201,300	1,062,142
Mitsui & Co. Ltd.	87,900	1,520,078
Mizuho Financial Group, Inc.	323,800	506,134
Murata Manufacturing Co. Ltd.	10,500	570,067
Nintendo Co. Ltd.	8,000	2,861,006
Nippon Building Fund, Inc.	91	690,990
Nippon Paint Co. Ltd.	3,000	165,293
Nippon Telegraph & Telephone Corp.	92,100	4,584,958
Nissan Chemical Corp.	18,700	775,776
Nitto Denko Corp.	15,100	844,560
Nomura Research Institute Ltd.	146,700	3,139,399
NTT DOCOMO, Inc.	88,700	2,443,583

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Obayashi Corp.	79,300	822,447
Obic Co. Ltd.[1]	32,000	4,044,819
Ono Pharmaceutical Co. Ltd.	20,700	392,378
Oracle Corp. Japan	4,800	425,817
Oriental Land Co. Ltd.	12,700	1,868,131
Osaka Gas Co. Ltd.	9,800	192,660
Otsuka Corp.	66,100	2,687,091
Otsuka Holdings Co. Ltd.	144,100	6,055,429
PeptiDream, Inc.*	800	40,448
Persol Holdings Co. Ltd.	112,500	2,177,285
Rakuten, Inc.	16,900	162,443
Recruit Holdings Co. Ltd.	265,197	8,867,732
Renesas Electronics Corp.*,2	475,900	3,261,098
Resona Holdings, Inc.	483,300	2,126,269
Sankyo Co. Ltd.	29,200	1,026,151
Secom Co. Ltd.	46,800	4,361,904
Seibu Holdings, Inc.	47,500	841,444
Sekisui Chemical Co. Ltd.	280,700	4,936,099
Seven & I Holdings Co. Ltd.	20,700	785,906
Shimano, Inc.[1]	22,600	3,787,943
Shin-Etsu Chemical Co. Ltd.[1]	39,700	4,470,340
Shinsei Bank Ltd.	69,100	1,089,066
Shionogi & Co. Ltd.	52,700	3,180,837
Showa Denko K.K.	15,200	432,818
SMC Corp.	200	87,397
Softbank Corp.	134,600	1,850,921
SoftBank Group Corp.[1]	72,400	2,809,112
Sohgo Security Services Co. Ltd.	5,400	295,527
Subaru Corp.	72,500	2,096,653
Sumitomo Corp.[1]	90,800	1,482,363
Sumitomo Electric Industries Ltd.	340,500	4,718,569
Sumitomo Mitsui Financial Group, Inc.[1]	184,600	6,632,540
Sumitomo Mitsui Trust Holdings, Inc.	75,400	2,776,094
Sundrug Co. Ltd.	15,500	515,997
Suzuki Motor Corp.	37,400	1,779,089
T&D Holdings, Inc.	33,500	378,461
Taisei Corp.	10,400	414,112
Takeda Pharmaceutical Co. Ltd.	271,200	9,864,558
Tokio Marine Holdings, Inc.	180,100	9,786,340
Tokyo Electron Ltd.	13,800	2,820,956
Tokyo Gas Co. Ltd.	75,900	1,859,722

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Trend Micro, Inc.	7,400	376,887
Unicharm Corp.	19,900	679,795
USS Co. Ltd.	104,900	2,045,739
Welcia Holdings Co. Ltd.	27,700	1,603,158
West Japan Railway Co.	2,800	244,167
Yakult Honsha Co. Ltd.	14,900	858,209
Yamaha Corp.	8,100	380,285
Yamato Holdings Co. Ltd.	94,500	1,596,148
Z Holdings Corp.	581,800	1,799,437
Total Japan common stocks		285,996,162

Luxembourg—0.1%
ArcelorMittal	13,517	199,449
SES SA	18,885	365,854
Total Luxembourg common stocks		565,303

Macau—0.4%
Sands China Ltd.	501,600	2,480,491
Wynn Macau Ltd.	500,800	1,091,592
Total Macau common stocks		3,572,083

Netherlands—5.6%
ASML Holding N.V.[1]	30,840	8,083,023
ASML Holding N.V., NY Registered Shares	32,912	8,621,957
EXOR N.V.[2]	20,535	1,573,872
Heineken N.V.	17,369	1,771,730
ING Groep N.V.	170,352	1,924,255
Koninklijke Ahold Delhaize N.V.[1]	304,588	7,583,957
Koninklijke DSM N.V.	21,249	2,518,019
Koninklijke KPN N.V.	341,112	1,057,629
Koninklijke Philips N.V.[1]	101,398	4,441,011
NN Group N.V.	57,792	2,202,441
Randstad N.V.	12,125	671,282
Royal Dutch Shell PLC, A Shares[1,4]	151,538	4,383,262
Royal Dutch Shell PLC, B Shares	349,084	10,029,486
Wolters Kluwer N.V.	14,195	1,045,207
Total Netherlands common stocks		55,907,131

New Zealand—0.1%
Meridian Energy Ltd.	262,382	773,841

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—(concluded)
Spark New Zealand Ltd.	206,217	592,328
Total New Zealand common stocks		1,366,169

Norway—0.5%
Aker BP ASA[2]	26,610	734,686
DNB ASA	74,253	1,349,225
Equinor ASA	77,055	1,425,276
Telenor ASA	54,138	1,013,452
Total Norway common stocks		4,522,639

Portugal—0.1%
Galp Energia, SGPS SA	18,439	293,669
Jeronimo Martins, SGPS SA	44,358	744,313
Total Portugal common stocks		1,037,982

Russia—0.1%
Evraz PLC	317,811	1,511,676

Singapore—3.4%
Ascendas Real Estate Investment Trust	243,100	566,450
DBS Group Holdings Ltd.	665,636	12,721,185
Genting Singapore Ltd.	2,458,700	1,698,834
Singapore Exchange Ltd.	342,700	2,252,003
Singapore Technologies Engineering Ltd.	88,100	258,384
Singapore Telecommunications Ltd.	1,838,200	4,458,863
Singapore Telecommunications Ltd.	338,000	819,876
United Overseas Bank Ltd.	567,998	11,201,725
Total Singapore common stocks		33,977,320

South Africa—0.5%
Naspers Ltd., N Shares	36,989	5,252,289

South Korea—0.2%
Amorepacific Corp.	12,118	1,999,790

Spain—2.2%
ACS Actividades de Contruccion y Servicios SA	50,347	2,043,371
Amadeus IT Group SA	14,295	1,057,673
Banco Bilbao Vizcaya Argentaria SA	54,263	285,834
Banco Santander SA2	2,244,945	8,998,608
Enagas SA	2,752	68,108

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Endesa SA	21,637	588,814
Iberdrola SA	311,704	3,201,100
Industria de Diseno Textil SA2	96,739	3,015,609
Naturgy Energy Group SA	10,773	293,289
Red Electrica Corp. SA	67,606	1,360,987
Repsol SA	48,611	796,973
Total Spain common stocks		21,710,366

Sweden—3.9%
Assa Abloy AB, B Shares	66,058	1,566,669
Atlas Copco AB, A Shares[1]	145,697	5,146,934
Epiroc AB, Class A2	33,367	375,287
Hennes & Mauritz AB, B Shares[2]	245,055	5,120,276
Hexagon AB, B Shares	50,492	2,577,494
ICA Gruppen AB	1,395	61,690
Industrivarden AB, C Shares	31,842	688,898
Investor AB, B Shares[1,2]	29,069	1,488,719
Lundin Petroleum AB	61,194	2,020,428
Sandvik AB	185,924	3,280,151
Skandinaviska Enskilda Banken AB, Class A	60,599	580,654
Swedbank AB, A Shares	14,401	201,420
Swedish Match AB	69,911	3,281,343
Telefonaktiebolaget LM Ericsson, B Shares	187,181	1,635,364
Telia Co. AB	2,069,503	9,098,294
Volvo AB, B Shares	145,961	2,182,832
Total Sweden common stocks		39,306,453

Switzerland—7.6%
ABB Ltd.	381,073	7,992,296
Coca-Cola HBC AG	72,822	2,216,755
EMS-Chemie Holding AG	2,009	1,256,516
Geberit AG	3,908	1,983,117
Glencore PLC	227,924	686,879
Julius Baer Group Ltd.	234,651	10,351,760
Nestle SA1	103,402	11,039,329
Novartis AG1	134,184	11,709,985
Partners Group Holding AG	1,992	1,553,215
Roche Holding AG	33,723	10,145,957
SGS SA1	1,558	4,055,696
Sonova Holding AG	1,023	234,362
Temenos AG1	59,277	8,457,413

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Zurich Insurance Group AG	11,243	4,393,489
Total Switzerland common stocks		76,076,769

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	594,000	5,824,773
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	84,173	4,345,852
Total Taiwan common stocks		10,170,625

United Kingdom—13.4%
3i Group PLC[1]	301,910	4,411,373
Admiral Group PLC	72,183	1,890,616
Associated British Foods PLC	27,124	782,107
AstraZeneca PLC	20,920	2,032,675
BAE Systems PLC	100,532	750,352
Barratt Developments PLC	82,055	670,902
Berkeley Group Holdings PLC	9,848	561,418
BP PLC	1,334,904	8,460,820
British American Tobacco PLC	9,062	317,173
BT Group PLC	85,538	226,811
Bunzl PLC	21,103	548,902
Burberry Group PLC	60,347	1,597,805
Coca-Cola European Partners PLC	7,645	409,084
Compass Group PLC[1]	100,642	2,680,338
Croda International PLC[1]	26,093	1,627,787
DCC PLC	26,513	2,485,104
Diageo PLC	39,666	1,625,963
Direct Line Insurance Group PLC	617,822	2,177,605
Experian PLC	46,185	1,452,569
Fiat Chrysler Automobiles N.V.	145,133	2,254,481
G4S PLC[2]	2,089,511	5,597,349
GlaxoSmithKline PLC	583,159	13,359,918
Halma PLC	15,877	385,309
Hargreaves Lansdown PLC	62,918	1,444,195
HSBC Holdings PLC	210,507	1,589,726
Imperial Brands PLC	10,588	232,116
Informa PLC	31,067	311,880
InterContinental Hotels Group PLC	36,645	2,212,014
Intertek Group PLC	21,954	1,522,008
John Wood Group PLC	791,034	3,466,445
Kingfisher PLC	2,358,190	6,329,301
Legal & General Group PLC	308,245	1,052,915

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Lloyds Banking Group PLC	13,613,479	10,016,239
M&G PLC*	54,636	151,312
Meggitt PLC	34,970	282,843
National Grid PLC	262,876	3,069,075
Next PLC	13,370	1,139,926
Persimmon PLC	26,440	779,851
Prudential PLC	54,636	954,371
Reckitt Benckiser Group PLC[1]	38,536	2,977,087
RELX PLC	68,374	1,645,599
Rolls-Royce Holdings PLC	79,972	734,465
Smith & Nephew PLC	46,348	992,110
SSE PLC	605,608	10,068,730
Tesco PLC	4,007,025	12,208,058
Travis Perkins PLC	140,552	2,608,978
Unilever N.V.[1,2]	84,232	4,974,331
Vodafone Group PLC	72,773	148,376
WPP PLC	540,923	6,748,995
Total United Kingdom common stocks		133,967,407

United States—1.6%
Atlassian Corp. PLC, Class A*	20,067	2,423,893
Core Laboratories N.V.[2]	135,923	5,986,049
Schlumberger Ltd.	144,295	4,717,003
Waste Connections, Inc.	28,827	2,663,615
Total United States common stocks		15,790,560
Total common stocks (cost—$1,062,302,879)		1,110,319,044

Preferred stocks—0.5%
Germany—0.5%
Bayerische Motoren Werke AG	7,036	433,561
Porsche Automobil Holding SE	43,527	3,204,013
Sartorius AG	1,465	284,628

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Germany—(concluded)
Volkswagen AG	4,109	782,278
Total Germany preferred stocks		4,704,480

United Kingdom—0.0%†
Rolls Royce Holdings PLC	3,678,712	4,765
Total preferred stocks (cost—$4,651,069)		4,709,245

Short-term investment—1.0%
Investment company—1.0%
State Street Institutional U.S. Government Money Market Fund (cost—$10,533,013)	10,533,013	10,533,013

Investment of cash collateral from securities loaned—2.2%
Money market fund—2.2%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$22,108,028)	22,108,028	22,108,028
Total investments before investments sold short (cost—$1,099,594,989)[5]—115.0%		1,147,669,330

Investments sold short—(13.3)%
Common stocks—(13.3)%
Australia—(0.9)%
AMP Ltd.	(72,515)	(91,728)
Computershare Ltd.	(199,829)	(2,181,994)
Worley Ltd.	(74,230)	(698,988)
Challenger Ltd.	(235,278)	(1,291,024)
AusNet Services	(648,507)	(827,039)
Bendigo & Adelaide Bank Ltd.	(271,521)	(1,993,392)
Tabcorp Holdings Ltd.	(379,373)	(1,255,300)
Oil Search Ltd.	(197,200)	(973,329)
Total Australia common stocks		(9,312,794)

Austria—(0.1)%
voestalpine AG	(42,694)	(1,068,993)

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Belgium—(0.2)%
Groupe Bruxelles Lambert SA	(2,266)	(227,403)
Umicore SA	(53,669)	(2,212,914)
Total Belgium common stocks		(2,440,317)

China—(0.1)%
BeiGene Ltd., ADR	(7,738)	(1,070,475)

Denmark—(0.4)%
Novozymes A/S, B Shares	(50,558)	(2,380,426)
AP Moller - Maersk A/S, Class B	(823)	(1,048,960)
ISS A/S	(1,713)	(44,827)
Total Denmark common stocks		(3,474,213)

Finland—(0.2)%
Stora Enso Oyj	(27,390)	(355,121)
Nordea Bank Abp	(60,475)	(442,366)
Nokian Renkaat OYJ	(26,366)	(752,793)
Nokia OYJ	(33,498)	(123,046)
Wartsila OYJ Abp	(30,174)	(318,425)
Total Finland common stocks		(1,991,751)

France—(1.1)%
Bollore SA	(2,178)	(9,279)
Getlink SE	(41,350)	(692,226)
ICADE	(2,697)	(264,099)
Bollore SA	(384,751)	(1,664,957)
JCDecaux SA	(35,234)	(962,763)
Suez	(24,966)	(389,128)
Ingenico Group SA	(3,763)	(401,809)
Sodexo SA	(32,217)	(3,542,857)
Cie Generale des Etablissements Michelin SCA	(3,821)	(464,936)
Societe BIC SA	(2,589)	(179,748)
Imerys SA	(2,213)	(85,448)
Covivio	(5,119)	(579,486)
Atos SE	(7,650)	(592,294)
Iliad SA	(8,522)	(882,025)
Total France common stocks		(10,711,055)

Germany—(0.4)%
GEA Group AG	(19,940)	(609,573)
E.ON SE	(145,121)	(1,462,669)
LANXESS AG	(19,338)	(1,257,395)
thyssenkrupp AG	(55,790)	(796,138)
Deutsche Lufthansa AG	(503)	(8,720)
Daimler AG	(2,217)	(129,590)
Total Germany common stocks		(4,264,085)

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(0.4)%
Shangri-La Asia Ltd.	(62,000)	(63,694)
Vitasoy International Holdings Ltd.	(52,000)	(211,691)
NWS Holdings Ltd.	(159,000)	(237,000)
Bank of East Asia Ltd./The	(16,075)	(38,772)
PCCW Ltd.	(610,000)	(362,764)
Link REIT	(64,500)	(703,364)
Yue Yuen Industrial Holdings Ltd.	(230,500)	(650,087)
Jardine Matheson Holdings Ltd.	(23,665)	(1,351,745)
Total Hong Kong common stocks		(3,619,117)

Ireland—(0.5)%
Kerry Group PLC, Class A	(6,304)	(762,144)
James Hardie Industries PLC	(203,914)	(3,497,335)
Flutter Entertainment PLC	(2,613)	(269,920)
Total Ireland common stocks		(4,529,399)

Japan—(5.3)%
Panasonic Corp.	(73,000)	(619,814)
NGK Insulators Ltd.	(12,800)	(198,418)
Sharp Corp.	(7,100)	(82,775)
Tokyu Fudosan Holdings Corp.	(32,600)	(217,655)
Toyoda Gosei Co. Ltd.	(2,800)	(66,273)
Daifuku Co. Ltd.	(1,800)	(96,842)
Chubu Electric Power Co., Inc.	(40,300)	(606,609)
Pan Pacific International Holdings Corp.	(113,600)	(1,795,677)
Fujitsu Ltd.	(10,400)	(926,552)
Hitachi Metals Ltd.	(134,500)	(1,703,824)
Japan Airport Terminal Co. Ltd.	(30,600)	(1,527,308)
Kansai Paint Co. Ltd.	(21,200)	(515,326)
NH Foods Ltd.	(6,700)	(281,984)
Yamada Denki Co. Ltd.	(395,100)	(1,913,486)
Shiseido Co. Ltd.	(3,800)	(315,570)
Kyushu Electric Power Co., Inc.	(214,400)	(2,148,169)
Marui Group Co. Ltd.	(12,100)	(270,819)
MISUMI Group, Inc.	(90,100)	(2,289,419)
Chugoku Electric Power Co., Inc./The	(184,500)	(2,461,936)
Isetan Mitsukoshi Holdings Ltd.	(31,900)	(256,405)
Credit Saison Co. Ltd.	(85,600)	(1,250,827)
IHI Corp.	(18,000)	(450,208)
Mitsubishi Materials Corp.	(29,200)	(846,338)

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Nissan Motor Co. Ltd.	(140,300)	(895,665)
Ricoh Co. Ltd.	(154,900)	(1,391,360)
Electric Power Development Co. Ltd.	(49,800)	(1,214,679)
Nomura Real Estate Holdings, Inc.	(36,200)	(862,847)
JGC Holdings Corp.	(99,000)	(1,453,051)
Park24 Co. Ltd.	(15,300)	(362,559)
Coca-Cola Bottlers Japan Holdings, Inc.	(93,100)	(2,126,842)
Yaskawa Electric Corp.	(13,600)	(526,419)
Daiwa Securities Group, Inc.	(86,100)	(390,436)
Maruichi Steel Tube Ltd.	(35,500)	(979,628)
Yamazaki Baking Co. Ltd.	(72,900)	(1,246,165)
Iida Group Holdings Co. Ltd.	(102,100)	(1,713,170)
Daicel Corp.	(85,400)	(771,834)
SBI Holdings, Inc.	(115,400)	(2,532,623)
JSR Corp.	(65,600)	(1,244,693)
Hitachi Chemical Co. Ltd.	(69,200)	(2,297,268)
Aeon Mall Co. Ltd.	(48,500)	(779,665)
Nippon Electric Glass Co. Ltd.	(22,000)	(500,954)
Rohm Co. Ltd.	(1,300)	(104,250)
Sekisui Chemical Co. Ltd.	(4,200)	(73,857)
Yamaha Motor Co. Ltd.	(42,900)	(850,134)
JTEKT Corp.	(33,700)	(435,020)
Tokyo Century Corp.	(9,600)	(448,042)
J Front Retailing Co. Ltd.	(108,800)	(1,395,388)
Aeon Co. Ltd.	(23,600)	(477,507)
Kintetsu Group Holdings Co. Ltd.	(26,900)	(1,472,164)
Odakyu Electric Railway Co. Ltd.	(15,800)	(386,697)
Toho Gas Co. Ltd.	(1,700)	(66,511)
CyberAgent, Inc.	(1,800)	(58,839)
Kawasaki Heavy Industries Ltd.	(36,200)	(879,272)
Mitsui OSK Lines Ltd.	(14,000)	(385,814)
Nippon Yusen KK	(55,300)	(1,005,222)
Toppan Printing Co. Ltd.	(59,600)	(1,109,877)
Nippon Steel Corp.	(200)	(2,948)
Hulic Co. Ltd.	(27,700)	(302,933)
Tohoku Electric Power Co., Inc.	(51,900)	(535,389)
Seiko Epson Corp.	(59,200)	(843,130)
Total Japan common stocks		(52,965,086)

Luxembourg—(0.1)%
Tenaris SA	(83,838)	(846,590)

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Macau—(0.1)%
SJM Holdings Ltd.	(1,255,000)	(1,345,338)

Mexico—(0.1)%
Fresnillo PLC	(141,013)	(1,296,895)

Netherlands—(0.0)%†
Koninklijke Vopak N.V.	(8,497)	(466,159)

New Zealand—(0.1)%
Ryman Healthcare Ltd.	(60,113)	(497,570)

Norway—(0.1)%
Yara International ASA	(3,203)	(124,656)
Norsk Hydro ASA	(173,831)	(613,389)
Total Norway common stocks		(738,045)

Singapore—(0.7)%
City Developments Ltd.	(204,000)	(1,617,965)
Golden Agri-Resources Ltd.	(2,799,400)	(421,829)
CapitaLand Mall Trust	(68,700)	(128,265)
Suntec Real Estate Investment Trust	(160,300)	(219,161)
UOL Group Ltd.	(330,300)	(1,893,741)
Wilmar International Ltd.	(664,400)	(1,831,379)
Sembcorp Industries Ltd.	(425,900)	(716,903)
Total Singapore common stocks		(6,829,243)

Spain—(0.5)%
CaixaBank SA	(55,619)	(159,111)
Ferrovial SA	(146,988)	(4,337,738)
Total Spain common stocks		(4,496,849)

Sweden—(0.5)%
Boliden AB	(136,659)	(3,674,877)
Electrolux AB, Series B	(33,290)	(873,993)
Husqvarna AB, B Shares	(52,195)	(399,259)
Total Sweden common stocks		(4,948,129)

Switzerland—(0.3)%
STMicroelectronics N.V.	(8,866)	(201,127)
Pargesa Holding SA	(6,904)	(545,181)
Barry Callebaut AG	(476)	(1,003,629)
Swiss Life Holding AG	(2,471)	(1,235,375)
Dufry AG	(1,009)	(87,532)

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Switzerland—(concluded)
Swisscom AG	(400)	(204,359)
Total Switzerland common stocks		(3,277,203)

United Kingdom—(1.2)%
Ocado Group PLC	(239,529)	(4,123,541)
Standard Life Aberdeen PLC	(349,192)	(1,372,809)
SSE PLC	(11,861)	(197,199)
Pearson PLC	(49,840)	(440,430)
CNH Industrial N.V.	(191,561)	(2,082,640)
Whitbread PLC	(5,959)	(313,468)
Kingfisher PLC	(416,013)	(1,116,564)
Land Securities Group PLC	(166,456)	(2,026,817)
St James’s Place PLC	(38,469)	(518,739)
Weir Group PLC/The	(13,394)	(233,617)
Total United Kingdom common stocks		(12,425,824)
Total investments sold short (proceeds—$129,923,324)		(132,615,130)
Liabilities in excess of other assets—(1.7)%		(17,089,133)
Net assets—100.0%		$997,965,067

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,110,319,044	—	—	1,110,319,044
Preferred stocks	4,709,245	—	—	4,709,245
Short-term investment	—	10,533,013	—	10,533,013
Investment of cash collateral from securities loaned	—	22,108,028	—	22,108,028
Total	1,115,028,289	32,641,041	—	1,147,669,330

Liabilities
Investments sold short	(132,615,130)	—	—	(132,615,130)

PACE International Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

†      Amount represents less than 0.05% or (0.05)%.

*      Non-income producing security.

1      Security, or portion thereof, pledged as collateral for investments sold short.

2      Security, or portion thereof, was on loan at the period end.

3      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.60% of net assets as of October 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4      Security is traded on the Amsterdam Exchange.

5      Includes $40,835,249 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $30,568,498 and non-cash collateral of $12,240,823.

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of October 31, 2019

Common stocks
Aerospace & defense	0.5
Air freight & logistics	0.2
Airlines	0.8
Auto components	1.2
Automobiles	1.0
Banks	12.9
Beverages	1.4
Biotechnology	0.3
Capital markets	0.6
Chemicals	1.8
Commercial services & supplies	0.3
Communications equipment	0.3
Construction & engineering	0.5
Construction materials	0.8
Consumer finance	0.7
Diversified consumer services	1.0
Diversified financial services	0.6
Diversified telecommunication services	1.3
Electric utilities	0.1
Electrical equipment	0.4
Electronic equipment, instruments & components	1.6
Energy equipment & services	0.4
Entertainment	2.0
Equity real estate investment trusts	0.3
Food & staples retailing	2.3
Food products	3.0
Gas utilities	0.2
Health care equipment & supplies	0.2
Health care providers & services	0.7
Hotels, restaurants & leisure	2.4
Household durables	1.5
Household products	1.1
Industrial conglomerates	1.1
Insurance	5.8
Interactive media & services	5.5
Internet & direct marketing retail	4.9
IT services	2.8
Machinery	1.1
Marine	0.2
Media	0.6
Metals & mining	3.1
Multi-utilities	0.2
Multiline retail	0.1
Oil, gas & consumable fuels	5.6
Paper & forest products	0.5
Personal products	0.7
Pharmaceuticals	2.7
Real estate management & development	1.7
Road & rail	0.5
Semiconductors & semiconductor equipment	7.4
Software	0.2
Specialty retail	0.6
Technology hardware, storage & peripherals	2.4
Textiles, apparel & luxury goods	1.9
Thrifts & mortgage finance	1.4
Trading companies & distributors	0.2
Transportation infrastructure	1.2
Wireless telecommunication services	1.1
Total common stocks	95.9

Preferred stocks
Banks	0.9
Diversified telecommunication services	0.3
Food & staples retailing	0.2
Technology hardware, storage & peripherals	0.7
Total preferred stocks	2.1
Exchange traded fund	0.6
Short-term investment	1.5
Investment of cash collateral from securities loaned	0.8
Total investments	100.9
Liabilities in excess of other assets	(0.9)
Net assets	100.0%

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—95.9%
Australia—0.3%
Oil Search Ltd.[1]	207,386	1,023,605

Brazil—7.6%
AMBEV SA, ADR	274,343	1,182,418
B3 SA - Brasil Bolsa Balcao	194,700	2,348,731
BB Seguridade Participacoes SA	146,900	1,244,282
BRF SA*	151,093	1,337,816
Cosan SA	80,300	1,157,097
Embraer SA, ADR	69,464	1,206,590
Hapvida Participacoes e Investimentos SA2	34,481	484,050
Hypera SA	154,200	1,319,572
IRB Brasil Resseguros S/A	441,700	4,162,035
Itau Unibanco Holdings SA, PRF ADR	68,314	616,875
MRV Engenharia e Participacoes SA	206,200	904,391
Odontoprev SA	240,100	885,446
Petrobras Distribuidora SA	111,660	787,369
Petroleo Brasileiro SA, ADR	134,801	2,189,168
Raia Drogasil SA	69,600	1,908,989
Rumo SA*	336,479	1,912,909
Smiles Fidelidade SA	53,900	497,270
Sul America SA	125,200	1,507,520
Suzano SA	96,000	781,309
WEG SA	228,200	1,450,966
YDUQS Part*	140,700	1,377,004
Total Brazil common stocks		29,261,807

Chile—0.4%
Banco de Chile	5,412,901	697,050
Liberty Latin America Ltd., Class C*	50,900	937,069
Total Chile common stocks		1,634,119

China—31.5%
3SBio, Inc.*,2	601,000	1,124,390
Alibaba Group Holding Ltd., ADR*	82,316	14,542,768
Anhui Conch Cement Co. Ltd., Class H	200,500	1,201,319
Anta Sports Products Ltd.	204,000	1,999,400
Bank of China Ltd., Class H	2,161,000	885,255
Bank of Communications Co. Ltd., Class H	1,162,000	794,839
Baozun, Inc., ADR*	10,024	436,244
Beijing Sinnet Technology Co. Ltd.	670,174	1,661,289
Bilibili, Inc., ADR*	79,277	1,251,784
Brilliance China Automotive Holdings Ltd.	1,451,837	1,608,222

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(continued)
China CITIC Bank Corp. Ltd., Class H	1,684,000	977,827
China Conch Venture Holdings Ltd.	241,000	944,200
China Construction Bank Corp., Class H	2,094,000	1,686,221
China International Travel Service Corp. Ltd., Class A	159,935	2,053,917
China Medical System Holdings Ltd.	696,000	946,836
China Merchants Bank Co. Ltd., Class H	572,500	2,739,776
China Merchants Energy Shipping Co. Ltd., Class A	297,204	232,765
China Minsheng Banking Corp. Ltd., Class H	1,107,500	775,933
China Mobile Ltd.	130,500	1,062,526
China National Building Material Co. Ltd., Class H	1,276,000	1,077,996
China Overseas Land & Investment Ltd.	448,000	1,417,875
China Petroleum & Chemical Corp., Class H	1,512,000	868,306
China Taiping Insurance Holdings Co. Ltd.	431,000	973,551
CITIC Ltd.	632,000	830,735
CNOOC Ltd.	1,891,000	2,837,966
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	426,800	354,888
Country Garden Services Holdings Co. Ltd.	327,000	1,112,124
CRRC Corp. Ltd., Class H	1,870,000	1,252,879
CSPC Pharmaceutical Group Ltd.	690,000	1,774,322
Dongyue Group Ltd.	987,000	463,525
Focus Media Information Technology Co. Ltd., Class A	842,492	718,502
Fosun International Ltd.	679,500	891,438
Guangdong Haid Group Co. Ltd., Class A	146,428	706,811
Guangzhou R&F Properties Co. Ltd., Class H	602,000	935,733
Han’s Laser Technology Industry Group Co. Ltd., Class A	219,200	1,183,955
Hangzhou Robam Appliances Co. Ltd., Class A	275,970	1,236,009
Hengan International Group Co. Ltd.	101,000	706,334
Huazhu Group Ltd., ADR[1]	72,021	2,726,715
Industrial & Commercial Bank of China Ltd., Class H	1,107,000	796,774
Jiangsu Expressway Co. Ltd., Class H	258,000	343,080
Jiangsu Hengrui Medicine Co. Ltd., Class A	110,164	1,423,047
Jiangxi Copper Co. Ltd., Class H	546,000	640,349
Kweichow Moutai Co. Ltd., Class A	14,300	2,398,463
Li Ning Co. Ltd.	354,500	1,205,652
Midea Group Co. Ltd., Class A	176,800	1,394,718
Momo, Inc., ADR	38,815	1,301,079
NetEase, Inc., ADR	17,892	5,114,607
Offshore Oil Engineering Co. Ltd., Class A	1,617,654	1,386,482
People’s Insurance Co. Group of China Ltd./The, Class H	2,240,000	946,203
Ping An Insurance Group Co. of China Ltd., Class A	197,272	2,470,877

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Ping An Insurance Group Co. of China Ltd., Class H	643,000	7,446,736
PPDAI Group, Inc., ADR	149,545	418,726
Prosus N.V.*	845	58,270
SAIC Motor Corp. Ltd., Class A	153,997	514,389
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	716,000	823,277
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	400,800	725,291
Shenzhou International Group Holdings Ltd.	156,000	2,162,035
Shimao Property Holdings Ltd.	364,000	1,224,025
Sinopharm Group Co. Ltd., Class H	208,800	750,097
TAL Education Group, ADR*	59,977	2,567,615
Tencent Holdings Ltd.	351,000	14,369,770
Tencent Music Entertainment Group, ADR*,1	134,724	1,864,580
Tingyi Cayman Islands Holding Corp.	618,000	823,374
Travelsky Technology Ltd., Class H	575,000	1,313,497
Trip.Com Group Ltd.*	60,602	1,999,260
Tsingtao Brewery Co. Ltd., Class H	156,000	906,821
Wens Foodstuffs Group Co. Ltd., Class A	317,999	1,820,650
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H2	276,600	1,701,404
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	78,900	1,217,021
Total China common stocks		121,123,344

Czech Republic—0.1%
Komercni banka A.S.	16,594	560,916

Egypt—0.1%
Commercial International Bank Egypt S.A.E. (CIB)	99,607	499,886

Germany—0.2%
Delivery Hero SE*,2	18,843	883,285

Ghana—0.7%
Tullow Oil PLC	948,263	2,529,137

Greece—0.5%
Eurobank Ergasias SA*	604,887	612,564
Hellenic Telecommunications Organization SA	52,920	802,695
National Bank of Greece SA*	182,668	619,338
Total Greece common stocks		2,034,597

Hong Kong—0.9%
Haier Electronics Group Co. Ltd.	578,000	1,652,282

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
WH Group Ltd.[2]	1,575,000	1,672,292
Total Hong Kong common stocks		3,324,574

Hungary—0.6%
OTP Bank Nyrt	47,272	2,177,414

India—11.6%
ACC Ltd.	30,380	671,623
Asian Paints Ltd.	50,681	1,293,021
Bajaj Auto Ltd.	16,189	741,185
Bajaj Finance Ltd.	38,720	2,198,639
Britannia Industries Ltd.	30,043	1,383,620
Coal India Ltd.	218,884	640,493
Dr Reddy’s Laboratories Ltd.	29,687	1,164,899
Godrej Properties Ltd.*	15,457	217,335
HCL Technologies Ltd.	77,219	1,265,868
HDFC Bank Ltd.	166,274	2,884,236
HDFC Life Insurance Co. Ltd.[2]	169,529	1,496,700
Hindalco Industries Ltd.	339,779	900,121
Hindustan Unilever Ltd.	53,928	1,653,945
Housing Development Finance Corp. Ltd.	164,118	4,932,882
ICICI Bank Ltd.	207,789	1,356,526
ICICI Lombard General Insurance Co. Ltd.[2]	24,955	472,440
Indiabulls Housing Finance Ltd.	175,052	510,012
Indraprastha Gas Ltd.	135,859	749,986
IndusInd Bank Ltd.	103,052	1,907,941
Infosys Ltd.	344,514	3,330,086
Infosys Ltd., ADR	82,593	792,067
Larsen & Toubro Ltd.	16,611	344,978
Lupin Ltd.	67,619	710,331
Maruti Suzuki India Ltd.	9,030	962,394
Motherson Sumi Systems Ltd.	707,227	1,225,928
MRF Ltd.	1,626	1,505,532
Petronet LNG Ltd.	342,121	1,381,435
Power Grid Corp. of India Ltd.	110,300	308,451
REC Ltd.	459,463	905,598
Tata Consultancy Services Ltd.	45,817	1,466,099
Tech Mahindra Ltd.	112,606	1,173,231
United Spirits Ltd.*	119,734	1,054,971
UPL Ltd.	212,237	1,784,731

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Vedanta Ltd.	526,608	1,101,419
Total India common stocks		44,488,723

Indonesia—2.3%
PT Bank Rakyat Indonesia Persero Tbk	12,038,000	3,610,457
PT Telekomunikasi Indonesia Persero Tbk	11,670,200	3,417,007
PT Unilever Indonesia Tbk	610,500	1,901,696
Total Indonesia common stocks		8,929,160

Kazakhstan—0.3%
Halyk Savings Bank of Kazakhstan JSC	22,085	294,835
Kazakhmys PLC	118,527	720,688
Total Kazakhstan common stocks		1,015,523

Macau—0.4%
Sands China Ltd.	292,800	1,447,942

Malaysia—0.7%
AMMB Holdings Berhad	490,500	468,373
Genting Malaysia Berhad	641,300	492,658
Malayan Banking Berhad	196,126	403,658
MISC Berhad	397,500	792,431
RHB Bank Berhad	476,400	655,570
Total Malaysia common stocks		2,812,690

Mexico—1.9%
Fibra Uno Administracion SA de C.V.	747,830	1,135,945
Grupo Aeroportuario del Centro Norte SAB de C.V.	106,452	738,050
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	157,000	1,646,025
Grupo Financiero Banorte SAB de C.V., Class O	369,629	2,017,573
Kimberly-Clark de Mexico SAB de C.V., Class A	374,348	754,865

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—(concluded)
Wal-Mart de Mexico SAB de C.V.	364,200	1,092,988
Total Mexico common stocks		7,385,446

Panama—0.5%
Copa Holdings SA, Class A	20,661	2,102,050

Peru—0.9%
Credicorp Ltd.	15,625	3,344,375

Philippines—0.2%
SM Prime Holdings, Inc.	1,045,400	803,441

Poland—0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	82,368	821,815

Qatar—0.1%
Qatar Electricity & Water Co. QSC	46,410	201,395

Romania—0.0%†
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR	16,940	137,214

Russia—4.2%
Gazprom PJSC, ADR[3]	275,729	2,206,935
Gazprom PJSC, ADR[4]	213,757	1,712,728
Lukoil PJSC, ADR[4]	11,744	1,081,153
Lukoil PJSC, ADR[3,4]	17,616	1,619,967
MMC Norilsk Nickel PJSC, ADR	30,604	847,731
Mobile TeleSystems PJSC, ADR	113,765	1,018,197
Sberbank of Russia PJSC, ADR	195,217	2,869,690
Severstal PJSC, GDR	45,770	625,218
Yandex N.V., Class A*	125,642	4,195,186
Total Russia common stocks		16,176,805

South Africa—4.3%
Anglo American PLC	9,517	244,289
AngloGold Ashanti Ltd., ADR	22,096	487,880
Barloworld Ltd.	84,274	672,719
Bid Corp. Ltd.	87,972	2,052,282
Bidvest Group Ltd./The	125,156	1,706,737
Capitec Bank Holdings Ltd.[1]	31,234	2,838,004
Clicks Group Ltd.	82,573	1,343,092
Exxaro Resources Ltd.	77,659	633,740
FirstRand Ltd.	289,606	1,251,532
Impala Platinum Holdings Ltd.*	234,219	1,609,718

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Kumba Iron Ore Ltd.	27,098	659,907
Mr Price Group Ltd.	63,803	674,744
Naspers Ltd., Class N	6,983	991,558
Sasol Ltd.	30,344	550,772
Woolworths Holdings Ltd.	245,533	934,164
Total South Africa common stocks		16,651,138

South Korea—6.8%
Daelim Industrial Co. Ltd.	12,811	1,002,021
Douzone Bizon Co. Ltd.	15,475	976,290
Hotel Shilla Co. Ltd.	12,022	800,812
Hyundai Glovis Co. Ltd.	5,363	696,045
Hyundai Mobis Co. Ltd.	5,410	1,106,691
Korea Zinc Co. Ltd.	1,154	430,971
LG Chem Ltd.	7,166	1,893,975
LG Household & Health Care Ltd.	1,752	1,898,897
LG Uplus Corp.	61,337	709,083
NAVER Corp.	9,242	1,302,753
S-Oil Corp.	10,293	882,042
Samsung Electro-Mechanics Co. Ltd.	9,170	890,636
Samsung Electronics Co. Ltd.	164,604	7,130,553
Samsung Fire & Marine Insurance Co. Ltd.	3,533	657,436
SFA Engineering Corp.	21,709	779,953
Shinhan Financial Group Co. Ltd.	64,636	2,361,107
SK Hynix, Inc.	26,754	1,885,623
Soulbrain Co. Ltd.	14,841	961,804
Total South Korea common stocks		26,366,692

South Korea—0.2%
Samsung Techwin Co. Ltd.*	20,713	672,957

Taiwan—12.1%
Accton Technology Corp.	177,000	1,055,354
Advantech Co. Ltd.	85,000	841,888
ASE Technology Holding Co. Ltd.	434,000	1,133,457
China Life Insurance Co. Ltd.*	1,221,487	1,007,189
Chinatrust Financial Holding Co. Ltd.	1,156,934	805,736
Compeq Manufacturing Co. Ltd.	604,000	848,245
E.Sun Financial Holding Co. Ltd.	1,526,438	1,381,494
Feng TAY Enterprise Co. Ltd.	176,700	1,195,782
Globalwafers Co. Ltd.	86,000	1,031,192

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
Hiwin Technologies Corp.	101,000	867,643
Makalot Industrial Co. Ltd.	129,200	721,539
MediaTek, Inc.	156,000	2,090,899
Mega Financial Holding Co. Ltd.	541,118	531,510
Nien Made Enterprise Co. Ltd.	74,000	672,164
SinoPac Financial Holdings Co. Ltd.	1,782,000	731,755
Synnex Technology International Corp.	548,000	654,385
Taiwan Semiconductor Manufacturing Co. Ltd.	1,287,156	12,621,871
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	158,958	8,207,001
Tong Yang Industry Co. Ltd.	469,000	731,837
Tripod Technology Corp.	249,000	965,227
Uni-President Enterprises Corp.	1,505,000	3,717,942
Unimicron Technology Corp.	1,213,000	1,878,844
Win Semiconductors Corp.	158,000	1,650,564
Wistron Corp.	1,172,755	1,076,806
Total Taiwan common stocks		46,420,324

Thailand—3.3%
Advanced Info Service PCL, NVDR	307,300	2,330,575
Airports of Thailand PCL	704,700	1,826,222
CP ALL PCL	286,000	738,798
CP ALL PCL	670,600	1,732,300
Kasikornbank PCL, NVDR	121,700	560,235
Kiatnakin Bank PCL, NVDR	304,800	661,182
Land & Houses PCL	2,288,200	735,073
Minor International PCL, NVDR	2,069,600	2,467,482
Siam Commercial Bank PCL/The, NVDR	265,000	982,944
Thanachart Capital PCL, NVDR	422,100	740,894
Total Thailand common stocks		12,775,705

Turkey—1.1%
Tekfen Holding A.S.	167,885	497,731
Turk Hava Yollari AO*	389,754	793,517
Turkiye Garanti Bankasi A.S.*	765,451	1,231,737
Turkiye Is Bankasi A.S., Class C*	879,746	892,479
Turkiye Sise ve Cam Fabrikalari A.S.	1,093,167	831,742
Total Turkey common stocks		4,247,206

United Arab Emirates—0.4%
Emaar Properties PJSC	885,138	1,029,076

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Arab Emirates—(concluded)
First Abu Dhabi Bank PJSC	158,556	657,061
Total United Arab Emirates common stocks		1,686,137

United Kingdom—0.3%
Mondi PLC	60,229	1,246,332

Vietnam—0.3%
Hoa Phat Group JSC*	731,000	686,799
Vincom Retail JSC	238,000	340,542
Total Vietnam common stocks		1,027,341

Zambia—0.9%
First Quantum Minerals Ltd.	401,173	3,390,066
Total common stocks (cost—$330,238,976)		369,203,161

Preferred stocks—2.1%
Brazil—1.4%
Banco do Estado do Rio Grande do Sul SA, Class B	172,800	963,423
Cia Brasileira de Distribuicao	42,600	881,529
Itausa - Investimentos Itau SA	683,530	2,336,665
Telefonica Brasil SA	80,600	1,066,762
Total Brazil preferred stocks		5,248,379

South Korea—0.7%
Samsung Electronics Co. Ltd.	75,106	2,649,965
Total preferred stocks (cost—$7,234,963)		7,898,344

Exchange traded funds—0.6%
iShares MSCI Emerging Markets ETF (cost—$2,363,203)	57,262	2,438,216

Short-term investment—1.5%
Investment company—1.5%
State Street Institutional U.S. Government Money Market Fund (cost—$5,864,190)	5,864,190	5,864,190

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.8%
Money market fund—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,952,185)	2,952,185	2,952,185
Total investments[5] (cost—$348,653,517)—100.9%		388,356,096
Liabilities in excess of other assets—(0.9)%		(3,552,914)
Net assets—100.0%		$384,803,182

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	369,203,161	—	—	369,203,161
Preferred stocks	7,898,344	—	—	7,898,344
Exchange traded fund	2,438,216	—	—	2,438,216
Short-term investment	—	5,864,190	—	5,864,190
Investment of cash collateral from securities loaned	—	2,952,185	—	2,952,185
Total	379,539,721	8,816,375	—	388,356,096

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,834,561, represented 2.0% of the Fund’s net assets at period end.

3	Security is traded on the over-the-counter (“OTC”) market.

4	Security is traded on the Turquoise Exchange.

5

Includes $3,398,195 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $2,314,203 and cash collateral of $1,231,666.

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2019

Common stocks
Apartments	11.8%
Diversified	22.3
Health care	9.2
Hotels	4.3
Hotels & motels	2.3
Office property	15.5
Real estate management/service	4.8
Real estate operations/development	10.4
Regional malls	2.5
Shopping centers	1.7
Storage	3.5
Warehouse/industrial	11.7
Total common stocks	100.0
Investment of cash collateral from securities loaned	1.9
Total investments	101.9
Liabilities in excess of other assets	(1.9)
Net assets	100.0%

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—100.0%
Australia—3.6%
Dexus	268,731	2,217,439
GPT Group/The	563,900	2,312,910
Total Australia common stocks		4,530,349

Canada—4.1%
Allied Properties Real Estate Investment Trust	47,744	1,942,239
Granite Real Estate Investment Trust	64,229	3,180,484
Total Canada common stocks		5,122,723

China—0.1%
SOHO China Ltd.	402,948	137,814

France—1.1%
Gecina SA	8,263	1,417,378

Germany—3.6%
Alstria office REIT-AG	108,008	2,023,749
Vonovia SE	48,039	2,556,201
Total Germany common stocks		4,579,950

Hong Kong—6.5%
CK Asset Holdings Ltd.	356,978	2,491,937
Hongkong Land Holdings Ltd.	194,904	1,071,972
Sun Hung Kai Properties Ltd.	184,457	2,798,887
Swire Properties Ltd.	90,371	284,862
Wharf Real Estate Investment Co. Ltd.	262,308	1,546,543
Total Hong Kong common stocks		8,194,201

Japan—13.3%
Advance Residence Investment Corp.	385	1,279,887
GLP J-Reit	1,969	2,567,230
Kenedix Office Investment Corp.	86	673,729
Kenedix Residential Next Investment Corp.	694	1,429,901
LaSalle Logiport REIT	877	1,306,689
Mitsubishi Estate Co. Ltd.	181,473	3,541,572
Mitsui Fudosan Co. Ltd.	186,892	4,812,915
Nippon Accommodations Fund, Inc.	18	113,344

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Sekisui House Reit, Inc.	1,088	1,006,493
Total Japan common stocks		16,731,760

Singapore—5.0%
CapitaLand Commercial Trust	1,639,589	2,470,622
City Developments Ltd.	365,272	2,897,045
Keppel REIT	1,035,641	921,111
Total Singapore common stocks		6,288,778

Spain—0.8%
Merlin Properties Socimi SA	67,587	995,013

United Kingdom—8.0%
Derwent London PLC	48,869	2,247,238
Great Portland Estates PLC	141,167	1,440,211
Hammerson PLC	374,746	1,407,739
Land Securities Group PLC	67,308	819,562
Segro PLC	104,710	1,145,040
Tritax Big Box REIT PLC	1,028,067	2,001,555
Tritax EuroBox PLC[1]	891,626	1,074,120
Total United Kingdom common stocks		10,135,465

United States—53.9%
Alexandria Real Estate Equities, Inc.	9,600	1,524,000
Americold Realty Trust[2]	53,841	2,158,486
AvalonBay Communities, Inc.	19,400	4,222,604
Cousins Properties, Inc.	34,903	1,400,657
CubeSmart	38,200	1,210,940
CyrusOne, Inc.	16,300	1,161,864
Digital Realty Trust, Inc.	16,700	2,121,568
Douglas Emmett, Inc.	52,200	2,261,304
Duke Realty Corp.	55,900	1,964,326
Equity Residential	30,315	2,687,728
Essex Property Trust, Inc.	7,601	2,486,515
Healthpeak Properties, Inc.	45,036	1,694,254
Highwoods Properties, Inc.	56,700	2,653,560
Kilroy Realty Corp.	51,207	4,297,803
MGM Growth Properties LLC, Class A	62,338	1,945,569
Mid-America Apartment Communities, Inc.	18,888	2,625,243
Omega Healthcare Investors, Inc.[2]	5,344	235,350
Park Hotels & Resorts, Inc.	93,365	2,170,736

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Physicians Realty Trust	160,974	3,005,385
Prologis, Inc.	27,700	2,430,952
Public Storage	14,400	3,209,184
QTS Realty Trust, Inc., Class A	23,961	1,284,070
Regency Centers Corp.	31,900	2,144,956
Retail Properties of America, Inc., Class A	77,938	1,072,427
Ryman Hospitality Properties, Inc.	15,056	1,267,263
Simon Property Group, Inc.	20,791	3,132,788
Ventas, Inc.	58,186	3,787,909
VEREIT, Inc.	252,395	2,483,567
VICI Properties, Inc.	105,522	2,485,043
Welltower, Inc.	32,420	2,940,170
Total United States common stocks		68,066,221
Total common stocks (cost—$115,291,861)		126,199,652

Investment of cash collateral from securities loaned—1.9%
Money market fund—1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,401,390)	2,401,390	2,401,390
Total investments (cost—$117,693,251)[3]—101.9%		128,601,042
Liabilities in excess of other assets—(1.9)%		(2,438,199)
Net assets—100.0%		$126,162,843

For a listing of defined portfolio acronyms, that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	126,199,652	—	—	126,199,652
Investment of cash collateral from securities loaned	—	2,401,390	—	2,401,390
Total	126,199,652	2,401,390	—	128,601,042

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2019 (unaudited)

Fair valuation summary

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.85% of net assets as of October 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Security, or portion thereof, was on loan at the period end.

3	Includes $2,349,458 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,401,390.

PACE Alternative Strategies Investments

Industry diversification – October 31, 2019 (unaudited)

As a percentage of net assets as of October 31, 2019

Common stocks
Aerospace & defense	1.5%
Air freight & logistics	0.2
Airlines	0.6
Auto components	0.1
Banks	2.4
Beverages	0.8
Biotechnology	0.8
Building products	1.2
Capital markets	1.0
Chemicals	0.5
Commercial services & supplies	0.4
Communications equipment	0.00	†
Construction & engineering	0.6
Construction materials	0.5
Consumer finance	0.1
Containers & packaging	0.6
Distributors	0.00	†
Diversified consumer services	0.1
Diversified financial services	1.5
Diversified telecommunication services	1.3
Electric utilities	0.7
Electrical equipment	0.2
Electronic equipment, instruments & components	1.1
Energy equipment & services	0.1
Entertainment	1.2
Equity real estate investment trusts	3.7
Food & staples retailing	1.3
Food products	0.3
Gas utilities	0.2
Health care equipment & supplies	2.1
Health care providers & services	0.5
Health care technology	0.1
Hotels, restaurants & leisure	1.7
Household durables	0.5
Household products	0.6
Independent power and renewable electricity producers	0.00	†
Industrial conglomerates	0.00	†
Insurance	2.2
Interactive media & services	1.9
Internet & direct marketing retail	0.1
IT services	1.7
Life sciences tools & services	0.1
Machinery	0.7
Media	1.3
Metals & mining	1.0
Multi-utilities	0.1
Multiline retail	0.1
Oil, gas & consumable fuels	1.1
Paper & forest products	0.9
Personal products	0.3
Pharmaceuticals	1.0
Professional services	1.0
Real estate management & development	0.5
Road & rail	1.2
Semiconductors & semiconductor equipment	2.1
Software	1.5
Specialty retail	1.4
Technology hardware, storage & peripherals	0.7
Textiles, apparel & luxury goods	0.6
Tobacco	0.00	†
Trading companies & distributors	0.3
Transportation infrastructure	0.2
Water utilities	0.1
Wireless telecommunication services	0.4
Total common stocks	51.0
Preferred stocks
Aerospace & defense	0.00	†
Automobiles	0.00	†
Banks	0.1
Health care equipment & supplies	0.00	†
Total preferred stocks	0.1

PACE Alternative Strategies Investments

Industry diversification – October 31, 2019 (unaudited)

As a percentage of net assets as of October 31, 2019

Investment companies	12.0
US government obligations	1.8
Corporate bonds
Banking-non-US	1.9
Commercial services	0.1
Diversified financial services	0.1
Health care equipment & supplies	0.00	†
Insurance	0.00	†
Oil & gas	0.1
Real estate	0.00	†
Total Corporate bonds	2.2

Non-US government obligations	1.9%
Time deposits	5.0
Short-term US government obligations	7.2
Short-term investment	25.3
Options purchased
Call options	0.1
Put options	0.00	†
Total options purchased	0.1
Foreign exchange options purchased
Call option	0.1
Put options	0.00	†
Total foreign exchange options purchased	0.1

PACE Alternative Strategies Investments

Industry diversification – October 31, 2019 (unaudited)

As a percentage of net assets as of October 31, 2019

Investments sold short
Common stocks
Aerospace & defense	(0.2)
Air freight & logistics	(0.1)
Airlines	(0.3)
Auto components	(0.4)
Automobiles	(0.3)
Banks	(0.1)
Biotechnology	(1.1)
Building products	(0.1)
Capital markets	(0.6)
Chemicals	(0.3)
Commercial services & supplies	(0.1)
Communications equipment	(0.1)
Construction & engineering	(0.1)
Containers & packaging	(0.2)
Diversified consumer services	(0.2)
Diversified telecommunication services	(0.5)
Electric utilities	(0.3)
Electrical equipment	(0.4)
Energy equipment & services	(0.4)
Entertainment	(0.2)
Equity real estate investment trusts	(0.6)
Food & staples retailing	(0.3)
Food products	(0.1)
Health care equipment & supplies	(0.1)
Health care providers & services	(0.2)
Hotels, restaurants & leisure	(0.5)
Household products	(0.1)
Insurance	(0.1)
Internet & direct marketing retail	(0.2)
IT services	(0.2)
Machinery	(0.9)
Media	(0.1)
Metals & mining	(0.4)
Multiline retail	(0.3)
Oil, gas & consumable fuels	(0.7)
Paper & forest products	(0.5)
Pharmaceuticals	(0.4)
Real estate management & development	(0.1)
Road & rail	(0.3)
Semiconductors & semiconductor equipment	(0.1)
Software	(0.1)
Specialty retail	(0.2)
Technology hardware, storage & peripherals	(0.1)
Trading companies & distributors	(0.3)
Wireless telecommunication services	(0.2)
Investment companies	(3.2)
Rights	(0.0)†
Total investments sold short	(16.3)
Other assets in excess of liabilities	9.6
Net assets	100.0%

†                  Amount represents less than 0.05% or (0.05)%.

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—51.0%
Australia—0.9%
Aristocrat Leisure Ltd.	9,015	196,502
BHP Group PLC	5,603	118,651
Charter Hall Group	2,271	17,690
CIMIC Group Ltd.	11,313	257,432
Dexus	4,839	39,929
Fortescue Metals Group Ltd.	204,815	1,257,996
Goodman Group	4,541	45,046
GPT Group/The	58,556	240,175
Rio Tinto Ltd.	28,858	1,807,900
Scentre Group	15,937	42,077
Treasury Wine Estates Ltd.	35,234	426,750
Total Australia common stocks		4,450,148

Austria—0.0%†
CA Immobilien Anlagen AG	683	26,356
OMV AG	462	26,959
Total Austria common stocks		53,315

Bahamas—0.0%†
OneSpaWorld Holdings Ltd.*	1,033	16,063

Belgium—0.0%†
Aedifica SA	102	12,263
Ageas	609	35,075
Galapagos N.V.*	140	25,733
Groupe Bruxelles Lambert SA	261	26,193
Proximus SADP	509	15,628
Solvay SA	238	25,880
Umicore SA	658	27,131
Warehouses De Pauw CVA	171	31,697
Total Belgium common stocks		199,600

Canada—7.6%
Air Canada*,1	77,904	2,774,047
Alimentation Couche-Tard, Inc., Class B	7,983	239,411
Allied Properties Real Estate Investment Trust	793	32,259
Badger Daylighting Ltd.[1]	53,900	1,596,825
Brookfield Asset Management, Inc., Class A1	16,160	892,840
Canada Goose Holdings, Inc.*,1	6,960	291,137
Canadian Apartment Properties REIT[1]	22,703	945,283
Canadian Natural Resources Ltd.[1]	26,100	658,242
Canadian Pacific Railway Ltd.[1]	8,900	2,023,059

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(continued)
Cargojet, Inc.[1]	9,240	690,317
Cenovus Energy, Inc.[1]	27,500	233,475
Colliers International Group, Inc.[1]	2,690	180,096
Cominar Real Estate Investment Trust[1]	129,720	1,322,709
Descartes Systems Group, Inc./The*,1	30,000	1,167,300
Element Fleet Management Corp.[1]	188,880	1,606,147
Empire Co. Ltd.[1]	111,090	2,949,523
Entertainment One Ltd.	16,060	115,771
European Residential Real Estate Investment Trust[1]	296,300	1,075,328
First Capital Realty, Inc.	3,200	52,965
FirstService Corp.[1]	9,440	824,206
H&R Real Estate Investment Trust	15,900	268,964
Hardwoods Distribution, Inc.[1]	45,369	442,288
Interfor Corp.*,1	75,449	899,362
InterRent Real Estate Investment Trust[1]	67,450	799,404
Kelt Exploration Ltd.*,1	190,170	415,830
Kinaxis, Inc.*,1	4,860	310,360
Kirkland Lake Gold Ltd.	25,200	1,183,373
Knight Therapeutics, Inc.*,1	68,720	437,228
Lightspeed POS, Inc.*,1	18,860	492,012
Manulife Financial Corp.	51,000	949,837
Minto Apartment Real Estate Investment Trust[1]	43,380	736,119
Norbord, Inc.[1]	77,090	2,225,588
Novagold Resources, Inc.*	2,382	17,341
NuVista Energy Ltd.*,1	294,190	422,154
People Corp.*	69,800	482,256
Power Corp. of Canada	53,000	1,226,513
Power Financial Corp.	38,700	904,988
Restaurant Brands International, Inc.[1]	11,982	784,102
RioCan Real Estate Investment Trust	24,000	481,604
Shaw Communications, Inc., Class B1	53,840	1,098,792
SmartCentres Real Estate Investment Trust	36,600	884,780
Summit Industrial Income REIT[1]	50,810	493,016
TFI International, Inc.[1]	18,870	601,301
Tidewater Midstream and Infrastructure Ltd.[1]	891,884	636,528
Tree Island Steel Ltd.[1]	122,440	158,965
Troilus Gold Corp.*,1	373,200	195,511
Well Health Technologies Corp.*,1	216,190	229,797
West Fraser Timber Co. Ltd.[1]	10,240	473,477

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
WSP Global, Inc.[1]	13,510	842,952
Total Canada common stocks		38,765,382

China—0.2%
Alibaba Group Holding Ltd., ADR*	540	95,402
Ping An Insurance (Group) Co. of China Ltd., Class H	22,961	265,917
Shenzhou International Group Holdings Ltd.	19,701	273,040
Tencent Holdings Ltd.	3,006	123,064
Yangzijiang Shipbuilding Holdings Ltd.	59,700	41,908
Yum China Holdings, Inc.	371	15,767
Total China common stocks		815,098

Denmark—0.2%
Orsted A/S2	3,417	299,730
Tryg A/S	7,620	212,829
Vestas Wind Systems A/S	2,865	233,860
Total Denmark common stocks		746,419

Finland—0.1%
Elisa Oyj	488	26,653
Fortum Oyj	8,161	199,242
Kojamo Oyj	657	11,064
Kone Oyj, Class B	5,448	346,584
Metso Oyj	415	15,681
Nokian Renkaat Oyj	427	12,192
Stora Enso Oyj, R Shares	1,985	25,736
Wartsila Oyj Abp	1,579	16,663
Total Finland common stocks		653,815

France—1.4%
Accor SA	617	26,507
Aeroports de Paris	91	17,294
Airbus SE	16,612	2,379,283
Alstom SA	8,107	350,367
Arkema SA	233	23,814
Atos SE	314	24,311
AXA SA	7,430	196,270
Bureau Veritas SA	944	24,100
Cie de Saint-Gobain	4,755	193,410
Covivio	175	19,811
Credit Agricole SA	15,171	197,713
Edenred	789	41,535

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Eiffage SA	318	34,161
Electricite de France SA	1,612	16,634
Gecina SA	675	115,785
Getlink SE	1,417	23,722
Ingenico Group SA	196	20,929
Ipsen SA	119	12,675
Kering SA	148	84,216
Klepierre	785	29,233
Natixis SA	3,002	13,764
Orpea	1,434	172,569
Rubis SCA	308	17,845
Safran SA	9,199	1,455,330
Schneider Electric SA	2,670	247,936
SCOR SE	554	23,343
Societe BIC SA	4,540	315,200
Sodexho SA	276	30,351
Suez	1,249	19,467
Thales SA	1,804	176,332
Ubisoft Entertainment SA*	301	17,772
Valeo SA	725	26,958
Vinci SA	2,912	326,724
Vivendi SA	8,250	229,663
Worldline SA*,2	272	16,518
Total France common stocks		6,921,542

Germany—0.5%
Alstria Office REIT-AG	2,098	39,310
Aroundtown SA	2,899	24,463
BASF SE	2,645	201,276
Brenntag AG	501	25,145
Commerzbank AG	3,223	19,278
Covestro AG2	548	26,312
Delivery Hero SE*,2	396	18,563
Deutsche Lufthansa AG	770	13,350
Evonik Industries AG	539	14,217
GEA Group AG	479	14,643
Hannover Rueck SE	195	34,536
HeidelbergCement AG	4,124	306,418
Knorr-Bremse AG	155	15,643
LANXESS AG	254	16,516
LEG Immobilien AG	590	67,711

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
METRO AG	22,071	359,390
Puma SE	272	20,462
Rheinmetall AG	142	17,081
RWE AG	13,340	406,618
Scout24 AG2	327	20,223
Siemens Healthineers AG2	487	20,691
thyssenKrupp AG	1,595	22,761
Uniper SE	4,541	141,504
United Internet AG	399	12,020
Vonovia SE	8,889	472,992
Zalando SE*,2	479	20,755
Total Germany common stocks		2,351,878

Ghana—0.0%†
Tullow Oil PLC	39,359	104,975

Hong Kong—0.0%†
Hang Lung Group Ltd.	400	1,004

Indonesia—0.0%†
Telekomunikasi Indonesia Persero Tbk. PT	656,400	192,192

Ireland—0.0%†
Bank of Ireland Group PLC	3,010	14,476
Flutter Entertainment PLC	259	26,754
Kingspan Group PLC	504	26,116
Smurfit Kappa Group PLC	717	23,910
Total Ireland common stocks		91,256

Israel—0.2%
Check Point Software Technologies Ltd.*	8,574	963,803
Nice Ltd., ADR*	1,304	205,758
Total Israel common stocks		1,169,561

Italy—0.4%
Atlantia SpA	35,902	886,519
Davide Campari-Milano SpA	1,546	14,165
Enel SpA	53,523	414,278
FinecoBank Banca Fineco SpA	1,974	22,236
Leonardo SpA	1,308	15,186
Mediobanca Banca di Credito Finanziario SpA	2,048	24,326
Moncler SpA	624	24,038

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Poste Italiane SpA[2]	1,513	18,359
Prysmian SpA	17,754	410,079
Telecom Italia SpA*	32,681	19,125
Terna Rete Elettrica Nazionale SpA	4,570	30,194
Total Italy common stocks		1,878,505

Japan—2.8%
ABC-Mart, Inc.	9,200	632,133
Advantest Corp.	7,600	348,014
Chubu Electric Power Co., Inc.	53,700	808,310
Comforia Residential REIT, Inc.	3	9,779
Daikin Industries Ltd.	1,800	253,857
Daiwa Office Investment Corp.	2	15,946
GLP J-Reit	21	27,380
Hitachi Ltd.	22,200	836,483
Inpex Corp.	48,000	448,264
Invesco Office J-Reit, Inc.	43	8,684
Japan Real Estate Investment Corp.	6	40,948
Japan Rental Housing Investments, Inc.	10	9,593
Kakaku.com, Inc.	56,800	1,327,034
Kansai Electric Power Co., Inc./The	67,100	785,702
KDDI Corp.	80,300	2,230,018
Kenedix Realty Investment Corp.	2	15,668
Konica Minolta, Inc.	91,500	676,993
LaSalle Logiport REIT	8	11,920
MCUBS MidCity Investment Corp.	11	12,773
Mitsubishi Heavy Industries Ltd.	51,600	2,103,373
Mitsui Fudosan Co. Ltd.	12,902	332,257
MS&AD Insurance Group Holdings, Inc.	27,300	887,079
Nippon Building Fund, Inc.	7	53,153
Nippon Express Co. Ltd.	4,800	276,026
Nippon Prologis REIT, Inc.	14	39,152
Orix JREIT, Inc.	14	31,684
Persol Holdings Co. Ltd.	500	9,677
Ricoh Co. Ltd.	109,800	986,258
Shionogi & Co. Ltd.	4,466	269,556
Sumitomo Realty & Development Co. Ltd.	1,400	51,118
Taiheiyo Cement Corp.	8,300	236,726
Tokyu Fudosan Holdings Corp.	3,100	20,697
Trend Micro, Inc.	6,100	310,677

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Welcia Holdings Co. Ltd.	5,400	312,529
Total Japan common stocks		14,419,461

Luxembourg—0.3%
Eurofins Scientific SE	36	18,236
SES SA	87,485	1,694,826
Tenaris SA	1,514	15,288
Total Luxembourg common stocks		1,728,350

Macau—0.1%
Sands China Ltd.	41,739	206,406

Netherlands—0.3%
ABN AMRO Group N.V.[2]	1,527	28,424
Aegon N.V.	5,888	25,453
Argenx SE*	124	15,047
ASR Nederland N.V.	13,104	479,515
EXOR N.V.	367	28,128
Heineken Holding N.V.	325	30,955
Koninklijke DSM N.V.	1,363	161,516
Koninklijke KPN N.V.	11,433	35,449
NXP Semiconductors N.V.	1,913	217,470
Randstad N.V.	385	21,315
Royal Dutch Shell PLC, A Shares	6,719	194,348
Total Netherlands common stocks		1,237,620

New Zealand—0.0%†
a2 Milk Co. Ltd.*	17,840	148,696

Norway—0.1%
Entra ASA[2]	1,333	19,945
Telenor ASA	10,958	205,132
Total Norway common stocks		225,077

Panama—0.0%†
Copa Holdings SA, Class A	1,393	141,724

Portugal—0.0%†
EDP - Energias de Portugal SA	8,242	33,920

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Portugal—(concluded)
Galp Energia, SGPS SA	10,745	171,130
Total Portugal common stocks		205,050

Singapore—0.0%†
CapitaLand Commercial Trust	17,500	26,370
CapitaLand Mall Trust	17,300	32,300
City Developments Ltd.	3,200	25,380
ComfortDelGro Corp. Ltd.	71,500	120,879
Total Singapore common stocks		204,929

South Africa—0.0%†
Anglo American PLC	7,816	200,626

South Korea—0.2%
Samsung Electronics Co. Ltd.	13,237	573,419
SK Hynix, Inc.	8,722	614,727
Total South Korea common stocks		1,188,146

Spain—0.9%
Banco de Sabadell SA	18,241	20,015
Bankinter SA	2,093	14,473
CaixaBank SA	11,633	33,279
Cellnex Telecom SA*,2	48,806	2,104,392
Cellnex Telecom SA*	11,988	516,892
Enagas SA	46,941	1,161,719
Endesa SA	1,026	27,921
Grifols SA	956	30,793
Iberdrola SA	23,464	240,968
Inmobiliaria Colonial Socimi SA	2,696	34,819
Merlin Properties Socimi SA	4,258	62,686
Naturgy Energy Group SA	1,064	28,967
Red Electrica Corp. SA	13,400	269,757
Total Spain common stocks		4,546,681

Sweden—0.4%
Assa Abloy AB, Class B	23,278	552,074
Castellum AB	2,881	58,854
Fabege AB	2,026	30,215
Hufvudstaden AB, A Shares	985	16,475
Husqvarna AB, B Shares	18,308	140,045
Industrivarden AB, C Shares	61,491	1,330,351
Kungsleden AB	2,002	18,183

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Lundin Petroleum AB	2,644	87,296
Total Sweden common stocks		2,233,493

Switzerland—1.0%
Alcon, Inc.*	33,308	1,974,165
LafargeHolcim Ltd.*	42,087	2,170,691
Nestle SA	3,093	330,213
Schindler Holding AG	1,376	336,433
Zurich Insurance Group AG	498	194,606
Total Switzerland common stocks		5,006,108

Taiwan—0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	205,926

United Kingdom—2.0%
AstraZeneca PLC	3,236	314,423
Auto Trader Group PLC[2]	85,504	622,679
Aviva PLC	54,642	293,881
Barclays PLC	93,339	202,881
Barratt Developments PLC	34,260	280,118
British Land Co. PLC/The	24,930	200,411
Cineworld Group PLC	82,838	238,967
Coca-Cola European Partners PLC[1]	39,439	2,110,381
Experian PLC	15,359	483,058
GlaxoSmithKline PLC	13,445	308,019
Howden Joinery Group PLC	8,113	60,680
International Consolidated Airlines Group SA	30,234	208,037
Land Securities Group PLC	16,220	197,499
Lloyds Banking Group PLC	753,831	554,638
London Stock Exchange Group PLC	6,383	574,972
Micro Focus International PLC	23,269	319,500
Next PLC	2,360	201,214
Persimmon PLC	9,561	282,003
RELX PLC	11,869	285,658
Rightmove PLC	7,903	61,280
Royal Bank of Scotland Group PLC	114,203	314,653
Severn Trent PLC	2,978	86,988
St James’s Place PLC	6,772	91,318
Standard Chartered PLC	22,465	203,991
Unilever N.V. CVA	22,810	1,347,047
United Utilities Group PLC	18,064	203,620

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Whitbread PLC	3,816	200,738
Total United Kingdom common stocks		10,248,654

United States—31.4%
8x8, Inc.*	844	16,306
A.O. Smith Corp.	333	16,543
AAON, Inc.	330	16,058
Abbott Laboratories	30,832	2,577,864
AbbVie, Inc.	567	45,105
ABIOMED, Inc.*	89	18,475
Acceleron Pharma, Inc.*	375	16,826
Accenture PLC, Class A	288	53,401
Addus HomeCare Corp.*	193	16,253
Adobe, Inc.*	220	61,145
Agilent Technologies, Inc.	215	16,286
Akamai Technologies, Inc.*	186	16,089
Alamo Group, Inc.	128	13,704
Alarm.com Holdings, Inc.*	332	16,401
Alexandria Real Estate Equities, Inc.	576	91,440
Allegion PLC[1]	13,924	1,615,741
ALLETE, Inc.	190	16,351
Alliance Data Systems Corp.[1]	9,570	957,000
Allogene Therapeutics, Inc.*	567	16,330
Alphabet, Inc., Class A*,1	1,154	1,452,655
Alphabet, Inc., Class C*,1	1,596	2,011,136
Amazon.com, Inc.*	186	330,459
Ambarella, Inc.*	310	16,315
Amdocs Ltd.	250	16,300
Amedisys, Inc.*	120	15,422
American Axle & Manufacturing Holdings, Inc.*	34,392	287,517
American Eagle Outfitters, Inc.	58,199	895,101
American Homes 4 Rent, Class A	1,194	31,605
American States Water Co.	175	16,648
American Tower Corp.	1,584	345,439
American Water Works Co., Inc.	137	16,888
Americold Realty Trust	1,650	66,148
AMETEK, Inc.	179	16,405
Amgen, Inc.[1]	5,616	1,197,612
Amphenol Corp., Class A	162	16,253
Anika Therapeutics, Inc.*	243	17,105
ANSYS, Inc.*	74	16,291

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Antero Midstream Corp.	2,197	14,149
Aon PLC	1,667	321,998
Apache Corp.	53,213	1,152,594
Apartment Investment & Management Co., Class A	764	41,928
Appfolio, Inc., Class A*	173	16,821
Apple, Inc.	1,645	409,210
AptarGroup, Inc.	138	16,305
Aqua America, Inc.	367	16,636
Arena Pharmaceuticals, Inc.*	332	16,173
Arrowhead Pharmaceuticals, Inc.*	411	16,461
Arthur J. Gallagher & Co.	3,540	322,919
Aspen Technology, Inc.*	142	16,346
AT&T, Inc.	396	15,242
Athene Holding Ltd., Class A*,1	10,644	461,417
Atmos Energy Corp.	147	16,535
Atrion Corp.	20	16,869
Autodesk, Inc.*	974	143,529
AvalonBay Communities, Inc.	421	91,635
Badger Meter, Inc.	283	16,357
Balchem Corp.	159	16,092
Bank of America Corp.	21,849	683,218
Baxter International, Inc.	4,361	334,489
BB&T Corp.[1]	6,750	358,087
Becton, Dickinson and Co.	6,594	1,688,064
Berkshire Hathaway, Inc., Class B*	19,702	4,188,251
Best Buy Co., Inc.[1]	10,157	729,577
Bio-Rad Laboratories, Inc., Class A*	49	16,249
Bio-Techne Corp.	78	16,237
Biogen, Inc.*,1	5,438	1,624,385
BioMarin Pharmaceutical, Inc.*	221	16,179
BioSpecifics Technologies Corp.*	344	16,660
BJ’s Wholesale Club Holdings, Inc.*	96,394	2,573,720
Black Knight, Inc.*	260	16,692
Blackstone Group, Inc./The, Class A	3,090	164,264
Boeing Co./The	236	80,219
Boise Cascade Co.[1]	21,550	770,843
Booz Allen Hamilton Holding Corp.	234	16,467
Boston Beer Co., Inc./The, Class A*	44	16,476
Boston Properties, Inc.	472	64,758
Boston Scientific Corp.*	33,276	1,387,609
Brady Corp., Class A	281	15,832

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Bright Horizons Family Solutions, Inc.*	111	16,486
Bristol-Myers Squibb Co.[1]	2,445	140,270
Broadcom, Inc.[1]	5,427	1,589,297
Broadridge Financial Solutions, Inc.	132	16,529
Brookfield Property REIT, Inc., Class A1	33,254	628,501
Brown & Brown, Inc.	3,056	115,150
Brown-Forman Corp., Class B	254	16,642
Burford Capital Ltd.	8,701	99,127
Burlington Stores, Inc.*	792	152,199
C.H. Robinson Worldwide, Inc.	181	13,691
Cable One, Inc.	12	15,904
Cabot Microelectronics Corp.	104	15,716
Cadence Design Systems, Inc.*	248	16,207
Cal-Maine Foods, Inc.	403	16,076
Calavo Growers, Inc.	183	15,872
Cardiovascular Systems, Inc.*	314	13,979
Cargurus, Inc.*	507	17,030
Carlisle Cos., Inc.	105	15,988
Carnival Corp.[1]	35,260	1,512,301
Cars.com, Inc.*	60,588	685,250
CDW Corp.[1]	3,065	392,044
Cerner Corp.	243	16,310
Charles Schwab Corp./The	5,178	210,796
Chase Corp.	142	16,635
Chegg, Inc.*	522	16,005
Chemed Corp.	40	15,756
Chevron Corp.	860	99,880
Chipotle Mexican Grill, Inc.*	21	16,341
Choice Hotels International, Inc.	188	16,634
Church & Dwight Co., Inc.	223	15,597
Cintas Corp.	60	16,120
Cisco Systems, Inc.	1,933	91,837
CIT Group, Inc.	17,830	764,729
Citigroup, Inc.	5,536	397,817
Citrix Systems, Inc.[1]	9,111	991,823
Clorox Co./The	110	16,246
CME Group, Inc.	602	123,861
CMS Energy Corp.	5,235	334,621
Coca-Cola Co./The	1,334	72,610
Codexis, Inc.*	1,220	16,494
Cognex Corp.	315	16,219

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Colgate-Palmolive Co.[1]	20,464	1,403,830
Columbia Sportswear Co.	174	15,738
Comcast Corp., Class A	2,046	91,702
Constellation Brands, Inc., Class A	3,686	701,556
Cooper Cos., Inc./The	56	16,296
Copart, Inc.*	194	16,032
Corning, Inc.[1]	28,406	841,670
CorVel Corp.*	206	16,299
CoStar Group, Inc.*	30	16,486
Costco Wholesale Corp.	198	58,828
Cott Corp.	70,575	906,889
Cracker Barrel Old Country Store, Inc.	104	16,172
CSW Industrials, Inc.	238	16,474
CTS Corp.	603	16,088
Danaher Corp.	9,513	1,311,082
Darden Restaurants, Inc.[1]	6,650	746,595
Deckers Outdoor Corp.*	109	16,666
Denny’s Corp.*	759	15,271
Digital Realty Trust, Inc.	858	109,000
Discovery, Inc., Class A*,1	14,900	401,629
DISH Network Corp., Class A*	79,401	2,729,806
Dolby Laboratories, Inc., Class A	256	16,468
Dollar General Corp.	102	16,355
Dollar Tree, Inc.*	2,648	292,339
Donaldson Co., Inc.	303	15,980
Dorman Products, Inc.*	227	16,333
Douglas Emmett, Inc.	924	40,028
Duke Realty Corp.	2,407	84,582
DXC Technology Co.[1]	31,025	858,462
E*TRADE Financial Corp.[1]	16,160	675,326
Elanco Animal Health, Inc.*	111,720	3,018,674
Electronic Arts, Inc.*	12,917	1,245,199
Eli Lilly & Co.	1,906	217,189
Enanta Pharmaceuticals, Inc.*	272	16,559
Encore Wire Corp.	290	16,298
EPAM Systems, Inc.*	93	16,364
Equifax, Inc.	9,642	1,318,158
Equinix, Inc.	960	544,109
Equity Lifestyle Properties, Inc.	1,190	83,229
ESCO Technologies, Inc.	196	16,560
Essex Property Trust, Inc.	300	98,139

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Evergy, Inc.	258	16,489
Evo Payments, Inc., Class A*	3,213	91,346
Exelixis, Inc.*	967	14,940
ExlService Holdings, Inc.*	236	16,433
Exponent, Inc.	254	16,137
Extra Space Storage, Inc.	501	56,247
Exxon Mobil Corp.	1,911	129,126
F5 Networks, Inc.*	114	16,425
Facebook, Inc., Class A*,1	13,898	2,663,552
Fair Isaac Corp.*	54	16,418
Fastenal Co.	446	16,029
Fidelity National Financial, Inc.[1]	16,140	739,858
Fidelity National Information Services, Inc.	2,145	282,625
First Republic Bank	1,504	159,965
Fiserv, Inc.*,1	16,266	1,726,473
Five Below, Inc.*	129	16,139
FLIR Systems, Inc.	298	15,365
Flowers Foods, Inc.	749	16,268
Fortive Corp.	239	16,491
Forward Air Corp.	230	15,909
Fox Corp, Class B*,1	12,768	398,872
Fox Factory Holding Corp.*	255	15,540
Freeport-McMoRan, Inc.	39,978	392,584
Freshpet, Inc.*	321	16,775
G-III Apparel Group Ltd.*	26,328	661,096
Gaming and Leisure Properties, Inc.	1,539	62,114
Gap, Inc./The[1]	33,665	547,393
Garmin Ltd.[1]	3,107	291,281
General Dynamics Corp.	3,208	567,174
General Mills, Inc.	9,654	491,002
Genomic Health, Inc.*	241	16,070
Genpact Ltd.	422	16,530
Gentex Corp.	574	16,101
Gilead Sciences, Inc.[1]	16,958	1,080,394
Glaukos Corp.*	251	16,021
Global Blood Therapeutics, Inc.*	335	16,063
Global Payments, Inc.	100	16,918
Globus Medical, Inc., Class A*	326	17,073
Goldman Sachs Group, Inc./The	873	186,281
Graco, Inc.	353	15,956
Graham Holdings Co., Class B	25	15,742

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Grand Canyon Education, Inc.*	176	16,185
Graphic Packaging Holding Co.	186,322	2,917,803
Green Dot Corp., Class A*	9,641	278,046
Guidewire Software, Inc.*	146	16,460
Haemonetics Corp.*	132	15,936
Hanesbrands, Inc.	10,274	156,268
HD Supply Holdings, Inc.*	406	16,053
HealthEquity, Inc.*	273	15,504
HealthStream, Inc.*	575	16,135
Heartland Express, Inc.	734	15,341
HEICO Corp.	135	16,651
HEICO Corp., Class A1	7,304	695,852
Hershey Co./The	114	16,743
Heska Corp.*	208	16,852
Hess Corp.	4,065	267,274
Hexcel Corp.	221	16,491
Highwoods Properties Inc	1,136	53,165
Hologic, Inc.*	341	16,474
Home Depot, Inc./The[1]	2,867	672,541
Honeywell International, Inc.	328	56,655
Hormel Foods Corp.	401	16,397
Host Hotels & Resorts, Inc.	2,239	36,697
Hudson Pacific Properties, Inc.	1,146	41,164
IAA, Inc.*	42,313	1,614,241
IAC/InterActiveCorp*,1	1,818	413,140
IDACORP, Inc.	152	16,358
IDEX Corp.	101	15,709
IDEXX Laboratories, Inc.*	61	17,386
IHS Markit Ltd.*	6,034	422,501
Incyte Corp.*	197	16,532
Ingersoll-Rand PLC	2,731	346,537
Inspire Medical Systems, Inc.*	274	16,709
Intel Corp.[1]	6,778	383,160
Intelsat SA*	136,279	3,460,124
Inter Parfums, Inc.	217	16,802
Intercontinental Exchange, Inc.	2,307	217,596
International Business Machines Corp.	400	53,492
International Flavors & Fragrances, Inc.	3,114	379,939
Invitation Homes, Inc.	3,484	107,272
iRhythm Technologies, Inc.*	233	15,569
J&J Snack Foods Corp.	85	16,215

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Jack Henry & Associates, Inc.	116	16,421
Johnson & Johnson	999	131,908
Johnson Controls International PLC[1]	49,638	2,150,815
Jones Lang LaSalle, Inc.	3,409	499,487
JPMorgan Chase & Co.[1]	37,062	4,629,785
Kansas City Southern	2,333	328,440
Keysight Technologies, Inc.*	25,488	2,571,994
Kimberly-Clark Corp.[1]	9,620	1,278,306
L3harris Technologies, Inc.*	81	16,711
Lamar Advertising Co., Class A	200	16,002
Lamb Weston Holdings, Inc.	213	16,623
Lancaster Colony Corp.	119	16,562
Landstar System, Inc.	139	15,728
Lear Corp.	3,103	365,440
LeMaitre Vascular, Inc.	459	15,881
Lennar Corp., Class A1	10,730	639,508
Lennox International, Inc.	969	239,692
LHC Group, Inc.*	142	15,758
Liberty Broadband Corp., Class A*	140	16,519
Liberty Broadband Corp., Class C*	140	16,530
Lincoln Electric Holdings, Inc.	174	15,585
LiveRamp Holdings, Inc.*	408	15,949
Lululemon Athletica, Inc.*,1	2,800	571,956
Luminex Corp.	780	15,986
Madison Square Garden Co./The, Class A*	61	16,282
Madrigal Pharmaceuticals, Inc.*	172	15,898
Manhattan Associates, Inc.*	211	15,814
ManTech International Corp., Class A	234	18,528
Marsh & McLennan Cos., Inc.	3,223	333,967
Marvell Technology Group Ltd.	12,306	300,143
Masco Corp.[1]	4,030	186,387
Masimo Corp.*	111	16,183
MasterCard, Inc., Class A1	4,055	1,122,465
Maxim Integrated Products, Inc.[1]	11,318	663,914
MAXIMUS, Inc.	216	16,576
McCormick & Co., Inc. (Non-Voting)	101	16,230
McDonald’s Corp.	1,350	265,545
Medtronic PLC	305	33,214
Merck & Co., Inc.	1,163	100,786
Mercury Systems, Inc.*	227	16,721
MetLife, Inc.[1]	36,523	1,708,911

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Mettler-Toledo International, Inc.*	23	16,214
MGE Energy, Inc.	215	16,564
MGM Growth Properties LLC, Class A	1,914	59,736
Microchip Technology, Inc.	6,022	567,814
Micron Technology, Inc.*	12,944	615,487
Microsoft Corp.	8,515	1,220,796
Mid-America Apartment Communities, Inc.	534	74,221
Mitek Systems, Inc.*	1,690	16,292
Mondelez International, Inc., Class A	4,932	258,683
Monolithic Power Systems, Inc.	108	16,191
Moody’s Corp.	709	156,469
MSA Safety, Inc.	137	16,450
MSC Industrial Direct Co., Inc., Class A	220	16,106
MyoKardia, Inc.*	285	16,339
National Instruments Corp.	400	16,556
National Presto Industries, Inc.	191	16,443
National Retail Properties, Inc.[1]	1,959	115,405
Neogen Corp.*	244	15,875
Netflix, Inc.*	197	56,620
Neurocrine Biosciences, Inc.*	954	94,913
NewMarket Corp.	34	16,507
NextEra Energy, Inc.	2,729	650,430
Nordson Corp.	104	16,308
NVR, Inc.*,1	237	861,872
O’Reilly Automotive, Inc.*	38	16,549
Occidental Petroleum Corp.	6,766	274,023
OGE Energy Corp.	382	16,449
Old Dominion Freight Line, Inc.	972	176,982
Omega Healthcare Investors, Inc.	1,340	59,014
ON Semiconductor Corp.*	54,269	1,107,088
ONE Gas, Inc.	177	16,433
Oracle Corp.	1,096	59,721
Pacific Biosciences of California, Inc.*	3,502	16,950
Paychex, Inc.	194	16,226
PayPal Holdings, Inc.*	530	55,173
Pegasystems, Inc.	218	16,396
Penumbra, Inc.*	101	15,753
PepsiCo, Inc.	433	59,395
Perficient, Inc.*	398	15,602
Perspecta, Inc.	20,281	538,258
Pfizer, Inc.	2,507	96,194

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Philip Morris International, Inc.	702	57,171
Plains GP Holdings LP, Class A*,1	23,840	442,470
Pool Corp.	81	16,799
Power Integrations, Inc.	176	16,035
PRA Health Sciences, Inc.*	3,366	328,892
Procter & Gamble Co./The	1,133	141,070
ProLogis, Inc.	5,314	466,357
Proto Labs, Inc.*	166	16,097
Public Storage[1]	9,145	2,038,055
Pure Storage, Inc., Class A*	24,431	475,427
Q2 Holdings, Inc.*	229	16,371
QIAGEN N.V.*	748	22,450
Qorvo, Inc.*,1	3,414	276,056
Quaker Chemical Corp.	104	15,900
QUALCOMM, Inc.[1]	12,534	1,008,235
Quest Diagnostics, Inc.	162	16,403
Ralph Lauren Corp.[1]	11,335	1,088,840
Raven Industries, Inc.	476	16,603
Rayonier, Inc.	563	15,190
Raytheon Co.	10,492	2,226,507
RBC Bearings, Inc.*	100	16,044
Realty Income Corp.	1,469	120,150
Repligen Corp.*	209	16,613
Republic Services, Inc.	186	16,277
ResMed, Inc.	112	16,567
REX American Resources Corp.*	204	16,508
RingCentral, Inc., Class A*	104	16,798
RLJ Lodging Trust	67,438	1,106,658
RMR Group, Inc./The, Class A	341	16,504
Robert Half International, Inc.[1]	24,801	1,420,353
Rollins, Inc.	429	16,349
Ross Stores, Inc.[1]	3,470	380,555
Royal Gold, Inc.	136	15,700
Ruth’s Hospitality Group, Inc.	782	16,094
S&P Global, Inc.	590	152,214
Sabra Health Care REIT, Inc.	1,320	32,472
Sage Therapeutics, Inc.*	117	15,871
salesforce.com, Inc.*	350	54,771
Sanderson Farms, Inc.	108	16,719
SBA Communications Corp.	69	16,605
Schlumberger Ltd.	8,450	276,230

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Seattle Genetics, Inc.*	156	16,754
Sensient Technologies Corp.	260	16,266
Service Corp. International	4,834	219,850
Sherwin-Williams Co./The[1]	3,161	1,809,104
Simply Good Foods Co./The*	693	17,006
Simpson Manufacturing Co., Inc.	200	16,528
Simulations Plus, Inc.	480	16,997
SITE Centers Corp.	1,320	20,500
SJW Group	224	16,206
Snap-on, Inc.	99	16,104
Sonoco Products Co.	281	16,214
SPS Commerce, Inc.*	315	16,623
Starbucks Corp.[1]	17,485	1,478,532
STERIS PLC	116	16,422
Steven Madden Ltd.	401	16,513
STORE Capital Corp.	1,076	43,578
Strategic Education, Inc.	127	15,625
Sun Communities, Inc.	532	86,530
SunTrust Banks, Inc.	35,726	2,441,515
Synopsys, Inc.*	120	16,290
Tactile Systems Technology, Inc.*	359	16,306
Take-Two Interactive Software, Inc.*	23,494	2,827,503
TD Ameritrade Holding Corp.[1]	27,131	1,041,288
Teledyne Technologies, Inc.*	50	16,480
Teleflex, Inc.	50	17,370
Tenable Holdings, Inc.*	16,081	405,241
Texas Capital Bancshares, Inc.*	21,222	1,147,261
Texas Instruments, Inc.[1]	13,814	1,629,914
Texas Roadhouse, Inc.	272	15,368
Thermo Fisher Scientific, Inc.	180	54,356
TJX Cos., Inc./The[1]	10,118	583,303
Tootsie Roll Industries, Inc.	480	16,454
Toro Co./The	214	16,506
Tractor Supply Co.	172	16,343
Tradeweb Markets, Inc., Class A	13,845	578,029
TransUnion	5,539	457,632
Trex Co., Inc.*,1	8,255	725,532
TripAdvisor, Inc.*,1	9,437	381,255
Twitter, Inc.*	4,023	120,569
Tyler Technologies, Inc.*	62	16,648
UDR, Inc.	1,018	51,154

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
UniFirst Corp.	81	16,268
Union Pacific Corp.[1]	15,811	2,616,088
United Parcel Service, Inc., Class B	1,661	191,297
United Rentals, Inc.*,1	5,390	719,942
United Technologies Corp.	366	52,550
UnitedHealth Group, Inc.	1,323	334,322
Universal Health Services, Inc., Class B	13,633	1,873,992
Unum Group[1]	44,314	1,220,408
Urban Outfitters, Inc.*	82,520	2,368,324
US Physical Therapy, Inc.	114	16,128
Varian Medical Systems, Inc.*	135	16,309
Varonis Systems, Inc.*	7,498	536,482
Veeva Systems, Inc., Class A*,1	3,189	452,296
Ventas, Inc.	909	59,176
VEREIT, Inc.	8,104	79,743
VeriSign, Inc.*	87	16,532
Verisk Analytics, Inc.	109	15,772
Verizon Communications, Inc.	5,993	362,397
Verra Mobility Corp.*	20,017	287,244
VICI Properties, Inc.	690	16,250
Visa, Inc., Class A	785	140,405
Vornado Realty Trust[1]	37,278	2,446,555
Vulcan Materials Co.	114	16,287
Walmart, Inc.	531	62,265
Walt Disney Co./The	788	102,377
Waters Corp.*	76	16,083
Watsco, Inc.	1,498	264,097
Watts Water Technologies, Inc., Class A	172	16,039
WD-40 Co.	88	16,491
WEC Energy Group, Inc.	177	16,709
Wells Fargo & Co.	1,427	73,676
Welltower, Inc.	2,269	205,776
West Pharmaceutical Services, Inc.	114	16,398
Western Union Co./The[1]	81,588	2,044,595
Weyerhaeuser Co.[1]	21,540	629,183
Willis Towers Watson PLC	1,727	322,776
Wingstop, Inc.	196	16,352
World Wrestling Entertainment, Inc., Class A	26,630	1,492,345
Wright Medical Group N.V.*	58,108	1,208,646
Wynn Resorts Ltd.	9,441	1,145,571
Xcel Energy, Inc.	262	16,640

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Xerox Holdings Corp.*,1	8,520	289,084
Xilinx, Inc.[1]	11,480	1,041,695
Xylem, Inc.	193	14,801
Yelp, Inc.*	478	16,496
Yum! Brands, Inc.[1]	18,622	1,894,044
Zebra Technologies Corp., Class A*,1	3,321	789,966
Zynga, Inc., Class A*	2,700	16,659
Total United States common stocks		161,374,170
Total common stocks (cost—$251,266,195)		261,931,870

Preferred stocks—0.1%
Brazil—0.1%
Banco Bradesco SA	22,963	201,373

France—0.0%†
Safran SA	461	72,933

Germany—0.0%†
Bayerische Motoren Werke AG	254	15,652
Porsche Automobil Holding SE	1,703	125,357
Sartorius AG	111	21,566
Total Germany preferred stocks		162,575
Total preferred stocks (cost—$388,527)		436,881

Investment companies—12.0%
AQR Style Premia Alternative Fund, Class I	2,494,547	21,328,376
ASG Managed Futures Strategy Fund, Class Y*	679,971	6,745,310
Boyd Group Income Fund[1]	2,700	376,516
Carillon Reams Unconstrained Bond Fund, Class I	1,927,877	23,365,869
Invesco Emerging Markets Sovereign Debt ETF	110,000	3,205,400
iShares JPMorgan USD Emerging Markets Bond ETF	39,651	4,504,353
JPMorgan USD Emerging Markets Sovereign Bond ETF	39,000	1,983,946
Total investment companies (cost—$64,328,136)		61,509,770

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
US government obligations—1.8%
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43	USD	351,285	357,477
0.750%, due 02/15/42	USD	359,584	376,053
0.750%, due 02/15/45	USD	342,978	357,587
0.875%, due 02/15/47	USD	292,491	314,635
1.000%, due 02/15/46[1]	USD	302,204	333,714
1.000%, due 02/15/48[1]	USD	413,143	458,989
1.000%, due 02/15/49	USD	5,021,537	5,612,417
1.375%, due 02/15/44[1]	USD	347,202	412,503
2.125%, due 02/15/40	USD	238,587	313,806
2.125%, due 02/15/41	USD	384,854	510,516
3.375%, due 04/15/32	USD	66,055	91,038
Total US government obligations (cost—$8,910,630)			9,138,735

Corporate bonds—2.2%
Austria—0.1%
Erste Group Bank AG
(fixed, converts to FRN on 04/15/24),
6.500%, due 04/15/24[3,4]	EUR	400,000	512,614

Belgium—0.2%
Belfius Bank SA
(fixed, converts to FRN on 04/16/25),
3.625%, due 04/16/25[3,4]	EUR	400,000	412,032
KBC Group N.V.
(fixed, converts to FRN on 10/24/25),
4.250%, due 10/24/25[3,4]	EUR	400,000	443,889
Total Belgium corporate bonds			855,921

Denmark—0.2%
Danske Bank A/S EMTN
(fixed, converts to FRN on 04/06/22),
5.875%, due 04/06/22[3,4]	EUR	500,000	594,343
Nykredit Realkredit A/S
(fixed, converts to FRN on 10/26/20),
6.250%, due 10/26/20[3,4]	EUR	298,000	346,485
Total Denmark corporate bonds			940,828

Finland—0.1%
Nordea Bank Abp GMTN
(fixed, converts to FRN on 03/12/25),
3.500%, due 03/12/25[3,4]	EUR	400,000	447,793

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Corporate bonds—(continued)
France—0.3%
BNP Paribas SA
(fixed, converts to FRN on 06/17/22),
6.125%, due 06/17/22[3,4]	EUR	363,000	450,183
Credit Agricole SA
(fixed, converts to FRN on 06/23/21),
6.500%, due 06/23/21[3,4]	EUR	384,000	462,125
Elis SA EMTN
1.000%, due 04/03/25[3]	EUR	100,000	110,972
Societe Generale SA
(fixed, converts to FRN on 04/07/21),
6.750%, due 04/07/21[3,4]	EUR	497,000	591,753
Total France corporate bonds			1,615,033

Germany—0.0%†
DEMIRE Deutsche Mittelstand Real Estate AG
1.875%, due 10/15/24[3]	EUR	100,000	111,452

Italy—0.2%
Assicurazioni Generali SpA EMTN
2.124%, due 10/01/30[3]	EUR	100,000	113,126
Intesa Sanpaolo SpA
(fixed, converts to FRN on 05/16/24),
6.250%, due 05/16/24[3,4]	EUR	300,000	361,559
Nexi SpA
1.750%, due 10/31/24[3]	EUR	125,000	142,221
UniCredit SpA
(fixed, converts to FRN on 06/03/25),
5.375%, due 06/03/25[3,4]	EUR	500,000	551,376
Total Italy corporate bonds			1,168,282

Netherlands—0.3%
ABN AMRO Bank N.V.
(fixed, converts to FRN on 09/22/20),
5.750%, due 09/22/20[3,4]	EUR	500,000	576,330
Cooperatieve Rabobank UA
(fixed, converts to FRN on 06/29/21),
6.625%, due 06/29/21[3,4]	EUR	400,000	485,713
Koninklijke KPN N.V.
2.000%, due 12/31/2099[3]	EUR	200,000	221,945

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Corporate bonds—(continued)
Netherlands—(concluded)
LeasePlan Corp. N.V.
(fixed, converts to FRN on 05/29/24),
7.375%, due 05/29/24[3,4]	EUR	400,000	486,654
Total Netherlands corporate bonds			1,770,642

Spain—0.6%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 05/24/22),
5.875%, due 05/24/22[3,4]	EUR	400,000	468,901
Banco de Sabadell SA
(fixed, converts to FRN on 11/23/22),
6.125%, due 11/23/22[3,4]	EUR	400,000	448,930
Banco Santander SA
(fixed, converts to FRN on 03/19/25),
4.750%, due 03/19/25[3,4]	EUR	400,000	444,362
Bankia SA
(fixed, converts to FRN on 09/19/23),
6.375%, due 09/19/23[3,4]	EUR	400,000	472,744
Bankinter SA
(fixed, converts to FRN on 05/10/21),
8.625%, due 05/10/21[3,4]	EUR	400,000	495,113
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[3,4]	EUR	400,000	491,348
Total Spain corporate bonds			2,821,398

Switzerland—0.1%
UBS Group Funding Switzerland AG
(fixed, converts to FRN on 02/19/22),
5.750%, due 02/19/22[3,4]	EUR	485,000	591,339

United Kingdom—0.0%†
HSBC Holdings PLC
(fixed, converts to FRN on 09/16/22),
5.250%, due 09/16/22[3,4]	EUR	200,000	240,339

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Corporate bonds—(concluded)
United States—0.1%
SM Energy Co.
1.500%, due 07/01/21[1]	USD	448,500	399,502
Total Corporate bonds (cost—$11,221,698)			11,475,143

Non-US government obligations—1.9%
Indonesia—1.0%
Indonesia Treasury Bond
6.500%, due 06/15/25	IDR	15,539,000,000	1,104,789
7.000%, due 05/15/27	IDR	18,862,000,000	1,363,219
7.000%, due 09/15/30	IDR	7,009,000,000	493,831
8.250%, due 07/15/21	IDR	12,939,000,000	954,040
8.375%, due 09/15/26	IDR	9,142,000,000	711,196
9.000%, due 03/15/29	IDR	4,766,000,000	383,840
Total Indonesia			5,010,915

Mexico—0.9%
Mexican Bonos,
Series M,
7.750%, due 11/13/42	MXN	8,497,200	469,501
Series M,
8.000%, due 12/07/23	MXN	13,704,600	748,200
Series M,
8.000%, due 11/07/47	MXN	18,453,000	1,048,937
Series M 30,
8.500%, due 11/18/38	MXN	6,339,000	376,105
Series M 20,
10.000%, due 12/05/24	MXN	27,301,700	1,624,616
Series M 30,
10.000%, due 11/20/36	MXN	10,464,600	700,974
Total Mexico			4,968,333
Total Non-US government obligations (cost—$9,683,249)			9,979,248

Time deposits—5.0%
Bank of Montreal
1.600%, due 11/01/19	USD	3,016,964	3,016,964
BNP Paribas London
1.600%, due 11/01/19	USD	3,003,634	3,003,634
DZ Bank AG
1.550%, due 11/01/19	USD	3,012,441	3,012,441

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Face
	amount		Value ($)
Time deposits—(concluded)
KBC Bank N.V.
1.550%, due 11/01/19	USD	3,013,241	3,013,241
Lloyds Bank PLC
1.500%, due 11/01/19	USD	2,408,475	2,408,475
Natixis
1.540%, due 11/01/19	USD	3,012,407	3,012,407
Rabobank Nederland N.V.
1.490%, due 11/01/19	USD	2,996,290	2,996,290
Societe Generale SA
1.630%, due 11/01/19	USD	3,010,516	3,010,516
Sumitomo Mitsui Banking Corp
1.550%, due 11/01/19	USD	2,210,052	2,210,052
Total time deposits (cost—$25,684,020)			25,684,020

Short-term US government obligations—7.2%[5]
US Treasury Bills
1.594%, due 02/20/20[1]		2,000,000	1,990,718
1.752%, due 01/30/20[1]		19,500,000	19,416,838
2.013%, due 12/05/19[1]		7,000,000	6,986,976
2.152%, due 11/07/19		8,750,000	8,746,930
Total Short-term US government obligations (cost—$37,141,099)			37,141,462

Number of shares
Short-term investment—25.3%
Investment company—25.3%
State Street Institutional U.S. Government Money Market Fund (cost—$130,113,579)	130,113,579	130,113,579

	Number of contracts	Notional amount
Options purchased—0.1%
Call options—0.1%
Euro STOXX 50 Index, strike @ 3,775, expires 12/20/19	280	10,570,000	23,734
Euro STOXX 50 Index, strike @ 3,800, expires 12/20/19	326	12,388,000	17,816
FTSE 100 Index, strike @ 7,250, expires 03/20/20	103	7,467,500	260,838
FTSE 100 Index, strike @ 7,500, expires 12/20/19	292	21,900,000	111,581

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of contracts	Notional amount		Value ($)
Options purchased—(concluded)
Call options—(concluded)
Swiss Market Index, strike @ 9,813, expires 12/20/19	20		196,260	9,214
Total options purchased				423,183

Put options—0.0%†
Hang Seng Index, strike @ 24,240, expires 03/30/20	780		18,907,200	31,474
Hang Seng Index, strike @ 25,094, expires 03/30/20	420		10,539,480	24,412
S&P 500 Index, strike @ 2,750, expires 01/17/2020	78		21,450,000	147,732
Swiss Market Index, strike @ 10,000, expires 12/20/19	83		8,300,000	81,612
Swiss Market Index, strike @ 9,946, expires 12/20/19	80		795,680	6,931
Total options purchased				292,161

Total options purchased (cost—$968,227)				715,344

Foreign exchange options purchased—0.1%
Call option—0.1%
EUR Call/GBP Call, strike @ 0.86, expires 10/15/20 (Counterparty: CITI)	6,720,000	EUR	6,720,000	256,458

Put options—0.0%†
EUR Put/GBP Call, strike @ 0.86, expires 10/15/20 (Counterparty: CITI)	6,720,000	EUR	6,720,000	171,579
USD Put/TRY Call, strike @ 4.00, expires 05/04/20 (Counterparty: SG)	500,000	USD	500,000	1
USD Put/TRY Call, strike @ 4.00, expires 06/04/20 (Counterparty: CITI)	1,005,000	USD	1,005,000	7
Total foreign exchange options purchased				171,587

Total foreign exchange options purchased (cost—$512,845)				428,045
Total investments before investments sold short (cost—$540,218,205)—106.7%				548,554,097

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(16.3)%
Common stocks—(13.1)%
Canada—(3.7)%
American Hotel Income Properties REIT LP	(106,990)	(547,500)
Birchcliff Energy Ltd.	(153,600)	(234,406)
Bombardier, Inc., Class B	(214,800)	(270,722)
Canadian National Railway Co.	(10,820)	(967,729)
Canadian Tire Corp. Ltd., Class A	(3,200)	(344,976)
Chartwell Retirement Residences	(40,120)	(448,993)
CI Financial Corp.	(19,250)	(280,178)
Emera, Inc.	(10,770)	(445,895)
Fiera Capital Corp.	(24,070)	(191,888)
Fortis, Inc.	(13,560)	(563,361)
H&R Real Estate Investment Trust	(40,670)	(687,972)
Hydro One Ltd.	(32,500)	(604,301)
IGM Financial, Inc.	(7,220)	(203,756)
Laurentian Bank of Canada	(14,440)	(496,646)
Medical Facilities Corp.	(34,767)	(206,422)
Metro, Inc.	(32,230)	(1,363,003)
Morguard Real Estate Investment Trust	(45,470)	(393,215)
MTY Food Group, Inc.	(16,210)	(647,612)
Novagold Resources, Inc.	(54,429)	(395,892)
Paramount Resources Ltd., Class A	(25,491)	(99,479)
Power Corp. of Canada	(24,300)	(562,345)
PrairieSky Royalty Ltd.	(13,370)	(130,543)
Quebecor, Inc., Class B	(10,780)	(250,614)
Recipe Unlimited Corp.	(28,300)	(508,373)
Richelieu Hardware Ltd.	(14,850)	(304,870)
RioCan Real Estate Investment Trust	(33,700)	(676,252)
Ritchie Bros Auctioneers, Inc.	(12,936)	(532,231)
Rogers Communications, Inc., Class B	(20,380)	(959,505)
Saputo, Inc.	(14,440)	(418,805)
Savaria Corp.	(24,067)	(247,595)
Seven Generations Energy Ltd., Class A	(107,260)	(601,001)
Sierra Wireless, Inc.	(38,510)	(424,835)
SNC-Lavalin Group, Inc.	(25,600)	(462,786)
Stella-Jones, Inc.	(21,600)	(598,916)
TELUS Corp.	(18,880)	(671,572)
Tricon Capital Group, Inc.	(40,640)	(328,921)
Vermilion Energy, Inc.	(29,640)	(391,569)
West Fraser Timber Co. Ltd.	(30,800)	(1,424,129)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
International Petroleum Corp.	(1)	(4)
Total Canada common stocks		(18,888,812)

China—(0.1)%
BeiGene Ltd., ADR	(4,067)	(562,629)

France—(0.3)%
Valeo SA	(42,031)	(1,562,885)

Germany—(0.1)%
Delivery Hero SE	(5,005)	(234,615)
thyssenkrupp AG	(11,027)	(157,358)
Total Germany common stocks		(391,973)

Japan—(0.7)%
MonotaRO Co. Ltd.	(5,100)	(156,084)
Nomura Holdings, Inc.	(280,400)	(1,286,064)
Ryohin Keikaku Co. Ltd.	(34,200)	(767,988)
Takeda Pharmaceutical Co. Ltd.	(37,400)	(1,360,378)
Total Japan common stocks		(3,570,514)

Luxembourg—(0.1)%
ArcelorMittal	(14,824)	(218,734)

Spain—(0.1)%
Cellnex Telecom SA	(14,359)	(619,124)

Sweden—(0.0)%†
Veoneer, Inc.	(9,620)	(153,150)

United Arab Emirates—(0.0)%†
NMC Health PLC	(4,980)	(140,822)

United Kingdom—(0.3)%
Melrose Industries PLC	(532,231)	(1,469,166)
TechnipFMC PLC	(3,319)	(65,484)
Total United Kingdom common stocks		(1,534,650)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(7.7)%
2U, Inc.	(21,559)	(386,445)
Adient PLC	(10,750)	(227,792)
Alaska Air Group, Inc.	(2,400)	(166,632)
Allegiant Travel Co.	(1,870)	(312,907)
Alnylam Pharmaceuticals, Inc.	(15,556)	(1,349,327)
American Airlines Group, Inc.	(10,690)	(321,341)
Armstrong World Industries, Inc.	(6,155)	(575,677)
AT&T, Inc.	(18,446)	(709,987)
Avery Dennison Corp.	(8,965)	(1,146,265)
Axon Enterprise, Inc.	(10,944)	(559,567)
BioMarin Pharmaceutical, Inc.	(14,724)	(1,077,944)
Boeing Co./The	(690)	(234,538)
Brinker International, Inc.	(6,687)	(297,237)
Carvana Co.	(5,242)	(425,021)
Caterpillar, Inc.	(8,079)	(1,113,286)
CH Robinson Worldwide, Inc.	(2,460)	(186,074)
Charles Schwab Corp./The	(5,390)	(219,427)
Cheesecake Factory, Inc./The	(16,849)	(704,120)
Cheniere Energy, Inc.	(16,393)	(1,008,989)
Cracker Barrel Old Country Store, Inc.	(1,870)	(290,785)
Cummins, Inc.	(2,150)	(370,832)
Deere & Co.	(6,547)	(1,140,095)
Domtar Corp.	(13,528)	(492,284)
Exact Sciences Corp.	(5,762)	(501,294)
Fastenal Co.	(15,356)	(551,895)
Foot Locker, Inc.	(12,913)	(561,845)
Franklin Resources, Inc.	(12,063)	(332,336)
Freeport-McMoRan, Inc.	(122,823)	(1,206,122)
Generac Holdings, Inc.	(5,919)	(571,657)
Hawaiian Holdings, Inc.	(12,470)	(356,767)
Helmerich & Payne, Inc.	(32,027)	(1,201,012)
International Flavors & Fragrances, Inc.	(7,679)	(936,915)
iRhythm Technologies, Inc.	(7,348)	(490,993)
Iron Mountain, Inc.	(29,420)	(964,976)
JetBlue Airways Corp.	(7,220)	(139,346)
Kimberly-Clark Corp.	(4,020)	(534,178)
Kohl’s Corp.	(1,600)	(82,016)
Lincoln Electric Holdings, Inc.	(1,718)	(153,881)
Macy’s, Inc.	(19,250)	(291,830)
MongoDB, Inc.	(6,461)	(825,522)
National Oilwell Varco, Inc.	(45,806)	(1,036,132)
Navistar International Corp.	(5,370)	(167,974)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Nektar Therapeutics	(47,577)	(814,756)
Netflix, Inc.	(3,461)	(994,726)
Noble Energy, Inc.	(46,044)	(886,807)
Norfolk Southern Corp.	(4,040)	(735,280)
PACCAR, Inc.	(19,598)	(1,490,624)
Sarepta Therapeutics, Inc.	(9,835)	(816,895)
Seattle Genetics, Inc.	(11,490)	(1,234,026)
Service Corp. International	(12,110)	(550,763)
Southwest Airlines Co.	(3,750)	(210,487)
Strategic Education, Inc.	(4,516)	(555,603)
T Rowe Price Group, Inc.	(1,328)	(153,782)
Targa Resources Corp.	(11,184)	(434,834)
TD Ameritrade Holding Corp.	(9,430)	(361,923)
Teradyne, Inc.	(4,631)	(283,510)
Tesla, Inc.	(4,335)	(1,365,178)
Twilio, Inc., Class A	(3,101)	(299,433)
United Airlines Holdings, Inc.	(2,940)	(267,070)
United Parcel Service, Inc., Class B	(2,690)	(309,807)
Urban Outfitters, Inc.	(4,810)	(138,047)
Verizon Communications, Inc.	(11,478)	(694,075)
Visteon Corp.	(3,213)	(298,873)
Watsco, Inc.	(3,263)	(575,267)
Wayfair, Inc., Class A	(8,777)	(721,733)
Western Digital Corp.	(7,692)	(397,292)
Westlake Chemical Corp.	(12,606)	(796,573)
Total United States common stocks		(39,610,627)
Total common stocks (proceeds—$67,237,150)		(67,253,920)

Investment companies—(3.2)%
Invesco QQQ Trust, Series 1	(7,221)	(1,423,115)
iShares Core S&P/TSX Capped Composite Index ETF	(108,376)	(2,160,773)
iShares Edge MSCI USA Momentum Factor ETF	(8,050)	(966,161)
iShares Russell 2000 ETF	(14,656)	(2,278,275)
iShares S&P/TSX 60 Index ETF	(188,277)	(3,557,979)
SmartCentres Real Estate Investment Trust	(13,560)	(327,804)
SPDR Bloomberg Barclays High Yield Bond ETF	(3,876)	(419,344)
SPDR Dow Jones Industrial Average ETF Trust	(1,867)	(504,986)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
SPDR S&P 500 ETF Trust	(15,538)	(4,713,142)
Total investment companies (proceeds—$15,598,292)		(16,351,579)

Total investments sold short (proceeds—$82,835,442)		(83,605,499)
Other assets in excess of liabilities—9.6%		49,131,714
Net assets—100.0%		$514,080,312

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	8,700	1	Abbott Laboratories, strike @ 87.00	JPMCB	11/01/19	25	(2)	23
USD	8,800	1	Abbott Laboratories, strike @ 88.00	JPMCB	11/08/19	17	(4)	13
USD	8,700	1	Abbott Laboratories, strike @ 87.00	JPMCB	11/15/19	11	(25)	(14)
USD	8,700	1	Abbott Laboratories, strike @ 87.00	JPMCB	11/22/19	17	(23)	(6)
USD	8,000	1	AbbVie Inc, strike @ 80.00	JPMCB	11/01/19	19	(107)	(88)
USD	7,900	1	AbbVie Inc, strike @ 79.00	JPMCB	11/08/19	42	(192)	(150)
USD	8,200	1	AbbVie Inc, strike @ 82.00	JPMCB	11/22/19	57	(110)	(53)
USD	97,200	4	Apple, Inc., strike @ 243.00	JPMCB	11/01/19	749	(2,620)	(1,871)
USD	4,200	1	AT&T, Inc., strike @ 42.00	JPMCB	11/22/19	4	(4)	—
USD	27,900	9	Bank of America Corp., strike @ 31.00	JPMCB	11/01/19	97	(630)	(533)
USD	27,900	9	Bank of America Corp., strike @ 31.00	JPMCB	11/08/19	232	(468)	(236)
USD	29,700	9	Bank of America Corp., strike @ 33.00	JPMCB	11/15/19	88	(45)	43

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Options written—(continued)

Call options—(continued)

USD	43,000	2	Berkshire Hathaway, Inc., strike @ 215.00	JPMCB	11/01/19	137	(14)	123
USD	43,600	2	Berkshire Hathaway, Inc., strike @ 218.00	JPMCB	11/08/19	140	(148)	(8)
USD	44,000	2	Berkshire Hathaway, Inc., strike @ 220.00	JPMCB	11/15/19	147	(150)	(3)
USD	44,600	2	Berkshire Hathaway, Inc., strike @ 223.00	JPMCB	11/22/19	123	(58)	65
USD	24,200	2	Chevron Corp., strike @ 121.00	JPMCB	11/01/19	103	(8)	95
USD	24,400	2	Chevron Corp., strike @ 122.00	JPMCB	11/08/19	106	(18)	88
USD	25,000	2	Chevron Corp., strike @ 125.00	JPMCB	11/22/19	43	(7)	36
USD	20,400	4	Cisco Systems, Inc., strike @ 51.00	JPMCB	11/01/19	59	(4)	55
USD	20,800	4	Cisco Systems, Inc., strike @ 52.00	JPMCB	11/15/19	75	(44)	31
USD	20,400	4	Cisco Systems, Inc., strike @ 51.00	JPMCB	11/22/19	109	(128)	(19)
USD	14,600	2	Citigroup, Inc., strike @ 73.00	JPMCB	11/01/19	63	(4)	59
USD	15,200	2	Citigroup, Inc., strike @ 76.00	JPMCB	11/08/19	55	(6)	49
USD	22,800	4	Coca-Cola Co./The, strike @ 57.00	JPMCB	11/01/19	71	(4)	67
USD	22,400	4	Coca-Cola Co./The, strike @ 56.00	JPMCB	11/08/19	71	(16)	55
USD	22,400	4	Coca-Cola Co./The, strike @ 56.00	JPMCB	11/22/19	27	(60)	(33)
USD	24,000	5	Comcast Corp., strike @ 48.00	JPMCB	11/01/19	99	(5)	94
USD	24,000	5	Comcast Corp., strike @ 48.00	JPMCB	11/08/19	89	(10)	79
USD	24,500	5	Comcast Corp., strike @ 49.00	JPMCB	11/15/19	83	(25)	58
USD	24,000	5	Comcast Corp., strike @ 48.00	JPMCB	11/22/19	59	(20)	39
USD	29,200	4	Exxon Mobil Corp., strike @ 73.00	JPMCB	11/01/19	123	(4)	119
USD	29,200	4	Exxon Mobil Corp., strike @ 73.00	JPMCB	11/08/19	75	(16)	59
USD	29,200	4	Exxon Mobil Corp., strike @ 73.00	JPMCB	11/15/19	75	(16)	59
USD	29,200	4	Exxon Mobil Corp., strike @ 73.00	JPMCB	11/22/19	43	(12)	31
USD	39,000	2	Facebook, Inc., strike @ 195.00	JPMCB	11/01/19	324	(73)	251

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Options written—(continued)

Call options—(continued)

USD	40,600	2	Facebook, Inc., strike @ 203.00	JPMCB	11/08/19	343	(64)	279
USD	41,000	2	Facebook, Inc., strike @ 205.00	JPMCB	11/15/19	221	(96)	125
USD	41,000	2	Facebook, Inc., strike @ 205.00	JPMCB	11/22/19	281	(168)	113
GBP	22,119,000	292	FTSE 100 Index, strike @ 7,575.00	JPMCB	12/20/19	74,855	(64,301)	10,554
USD	25,000	1	Home Depot, Inc./The, strike @ 250.00	JPMCB	11/15/19	43	(9)	34
USD	27,500	5	Intel Corp., strike @ 55.00	JPMCB	11/01/19	179	(740)	(561)
USD	28,000	5	Intel Corp., strike @ 56.00	JPMCB	11/15/19	99	(520)	(421)
USD	15,300	1	International Consolidated Airlines Group SA, strike @ 153.00	JPMCB	11/01/19	83	(1)	82
USD	15,300	1	International Consolidated Airlines Group SA, strike @ 153.00	JPMCB	11/08/19	61	(5)	56
USD	36,300	3	JPMorgan Chase & Co., strike @ 121.00	JPMCB	11/01/19	128	(975)	(847)
USD	37,800	3	JPMorgan Chase & Co., strike @ 126.00	JPMCB	11/08/19	79	(180)	(101)
USD	29,500	1	MasterCard, Inc., strike @ 295.00	JPMCB	11/08/19	118	(5)	113
USD	29,300	1	MasterCard, Inc., strike @ 293.00	JPMCB	11/15/19	55	(39)	16
USD	29,500	1	MasterCard, Inc., strike @ 295.00	JPMCB	11/22/19	90	(48)	42
USD	11,300	1	Medtronic PLC, strike @ 113.00	JPMCB	11/08/19	24	(18)	6
USD	11,200	1	Medtronic PLC, strike @ 112.00	JPMCB	11/22/19	36	(104)	(68)
USD	18,000	2	Merck & Co., Inc., strike @ 90.00	JPMCB	11/01/19	45	(2)	43
USD	18,000	2	Merck & Co., Inc., strike @ 90.00	JPMCB	11/08/19	51	(16)	35
USD	17,200	2	Merck & Co., Inc., strike @ 86.00	JPMCB	11/15/19	67	(318)	(251)
USD	17,800	2	Merck & Co., Inc., strike @ 89.00	JPMCB	11/22/19	31	(104)	(73)
USD	117,600	8	Microsoft Corp., strike @ 147.00	JPMCB	11/01/19	574	(16)	558
USD	119,200	8	Microsoft Corp., strike @ 149.00	JPMCB	11/08/19	606	(64)	542
USD	118,400	8	Microsoft Corp., strike @ 148.00	JPMCB	11/15/19	534	(312)	222
USD	122,400	8	Microsoft Corp., strike @ 153.00	JPMCB	11/22/19	204	(144)	60

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Options written—(continued)

Call options—(continued)

USD	11,800	2	Oracle Corp., strike @ 59.00	JPMCB	11/01/19	13	(3)	10
USD	11,600	2	Oracle Corp., strike @ 58.00	JPMCB	11/22/19	13	(14)	(1)
USD	11,100	1	PayPal Holdings, Inc., strike @ 111.00	JPMCB	11/01/19	69	(1)	68
USD	11,000	1	PayPal Holdings, Inc., strike @ 110.00	JPMCB	11/08/19	75	(8)	67
USD	11,000	1	PayPal Holdings, Inc., strike @ 110.00	JPMCB	11/15/19	48	(30)	18
USD	22,800	6	Pfizer, Inc., strike @ 38.00	JPMCB	11/01/19	94	(264)	(170)
USD	23,400	6	Pfizer, Inc., strike @ 39.00	JPMCB	11/08/19	34	(48)	(14)
USD	23,400	6	Pfizer, Inc., strike @ 39.00	JPMCB	11/15/19	53	(204)	(151)
USD	23,400	6	Pfizer, Inc., strike @ 39.00	JPMCB	11/22/19	58	(126)	(68)
USD	8,500	1	Philip Morris International, Inc., strike @ 85.00	JPMCB	11/01/19	43	(1)	42
USD	8,400	1	Philip Morris International, Inc., strike @ 84.00	JPMCB	11/08/19	31	(9)	22
USD	8,800	1	Philip Morris International, Inc., strike @ 88.00	JPMCB	11/22/19	14	(5)	9
USD	26,200	2	Procter & Gamble Co./The, strike @ 131.00	JPMCB	11/01/19	77	(2)	75
USD	25,400	2	Procter & Gamble Co./The, strike @ 127.00	JPMCB	11/08/19	52	(44)	8
USD	25,800	2	Procter & Gamble Co./The, strike @ 129.00	JPMCB	11/22/19	50	(106)	(56)
CHF	795,680	80	Swiss Market Index, strike @ 9,946.00	BOA	12/20/19	20,139	(28,064)	(7,925)
CHF	8,300,000	83	Swiss Market Index, strike @ 10,000.00	JPMCB	12/20/19	200,739	(258,129)	(57,390)
USD	23,800	1	UnitedHealth Group, Inc., strike @ 238.00	JPMCB	11/01/19	122	(1,293)	(1,171)
USD	25,500	1	UnitedHealth Group, Inc., strike @ 255.00	JPMCB	11/08/19	69	(198)	(129)
USD	26,800	1	UnitedHealth Group, Inc., strike @ 268.00	JPMCB	11/22/19	37	(62)	(25)
USD	24,800	4	Verizon Communications, Inc., strike @ 62.00	JPMCB	11/08/19	97	(20)	77
USD	25,600	4	Verizon Communications, Inc., strike @ 64.00	JPMCB	11/15/19	71	(16)	55
USD	18,800	1	Visa, Inc., strike @ 188.00	JPMCB	11/08/19	94	(7)	87
USD	18,800	1	Visa, Inc., strike @ 188.00	JPMCB	11/15/19	34	(18)	16

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Options written—(continued)

Call options—(concluded)

USD	19,000	1	Visa, Inc., strike @ 190.00	JPMCB	11/22/19	26	(18)	8
USD	12,300	1	Walmart, Inc., strike @ 123.00	JPMCB	11/01/19	24	(3)	21
USD	12,700	1	Walmart, Inc., strike @ 127.00	JPMCB	11/15/19	38	(16)	22
USD	14,100	1	Walt Disney Co./The, strike @ 141.00	JPMCB	11/15/19	76	(40)	36
USD	14,000	1	Walt Disney Co./The, strike @ 140.00	JPMCB	11/22/19	71	(59)	12
USD	21,200	4	Wells Fargo & Co., strike @ 53.00	JPMCB	11/01/19	51	(4)	47
USD	20,800	4	Wells Fargo & Co., strike @ 52.00	JPMCB	11/08/19	95	(80)	15
Total						304,971	(362,221)	(57,250)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	7,700	1	AbbVie Inc, strike @ 77.00	JPMCB	11/15/19	180	(75)	105
USD	117,500	5	Apple, Inc., strike @ 235.00	JPMCB	11/08/19	3,339	(225)	3,114
USD	117,500	5	Apple, Inc., strike @ 235.00	JPMCB	11/15/19	2,339	(470)	1,869
USD	119,000	5	Apple, Inc., strike @ 238.00	JPMCB	11/22/19	1,652	(975)	677
USD	7,400	2	AT&T, Inc., strike @ 37.00	JPMCB	11/08/19	134	(12)	122
USD	3,500	1	AT&T, Inc., strike @ 35.00	JPMCB	11/15/19	13	(3)	10
USD	31,000	10	Bank of America Corp., strike @ 31.00	JPMCB	11/22/19	297	(530)	(233)
USD	21,200	4	Coca-Cola Co./The, strike @ 53.00	JPMCB	11/15/19	151	(80)	71
GBP	1,091,250	15	FTSE 100 Index, strike @ 7,275.00	JPMCB	12/20/19	25,046	(26,814)	(1,768)
USD	22,300	1	Home Depot, Inc./The, strike @ 223.00	JPMCB	11/01/19	274	(4)	270
USD	22,300	1	Home Depot, Inc./The, strike @ 223.00	JPMCB	11/08/19	124	(18)	106
USD	22,300	1	Home Depot, Inc./The, strike @ 223.00	JPMCB	11/22/19	124	(144)	(20)
USD	25,000	5	Intel Corp., strike @ 50.00	JPMCB	11/08/19	599	(15)	584
USD	28,000	5	Intel Corp., strike @ 56.00	JPMCB	11/22/19	499	(520)	(21)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Options written—(concluded)

Put options—(concluded)

USD	39,600	3	Johnson & Johnson, strike @ 132.00	JPMCB	11/01/19	681	(177)	504
USD	37,200	3	JPMorgan Chase & Co., strike @ 124.00	JPMCB	11/22/19	350	(504)	(154)
USD	10,800	1	Medtronic PLC, strike @ 108.00	JPMCB	11/01/19	201	(26)	175
USD	10,600	1	Medtronic PLC, strike @ 106.00	JPMCB	11/15/19	132	(58)	74
USD	13,600	1	PepsiCo, Inc., strike @ 136.00	JPMCB	11/01/19	119	(13)	106
USD	13,300	1	PepsiCo, Inc., strike @ 133.00	JPMCB	11/22/19	60	(54)	6
CHF	196,260	20	Swiss Market Index, strike @ 9,813.00	BOA	12/20/19	4,941	(1,230)	3,711
USD	24,500	1	UnitedHealth Group, Inc., strike @ 245.00	JPMCB	11/15/19	611	(179)	432
USD	23,200	4	Verizon Communications, Inc., strike @ 58.00	JPMCB	11/01/19	264	(8)	256
USD	11,400	1	Walmart, Inc., strike @ 114.00	JPMCB	11/22/19	94	(145)	(51)
USD	20,000	4	Wells Fargo & Co., strike @ 50.00	JPMCB	11/22/19	183	(176)	7
Total						42,407	(32,455)	9,952
Total options written						347,378	(394,676)	(47,298)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
196	EUR	EURO STOXX 50 Index Futures	December 2019	7,701,275	7,889,228	187,953
10	JPY	TOPIX Index Futures	December 2019	1,403,001	1,545,051	142,050
76	USD	Health Care Index Futures	December 2019	6,972,240	7,220,760	248,520
29	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2019	1,495,068	1,510,030	14,962
US Treasury futures buy contracts:
61	USD	Ultra Long US Treasury Bond Futures	December 2019	11,858,532	11,574,750	(283,782)
176	USD	US Treasury Note 10 Year Futures	December 2019	23,159,446	22,932,250	(227,196)
Total				52,589,562	52,672,069	82,507

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures sell contracts:

4	AUD	ASX SPI 200 Index Futures	December 2019	(458,383)	(457,659)	724
53	EUR	EURO STOXX 50 Index Futures	December 2019	(2,076,466)	(2,133,312)	(56,846)
20	GBP	FTSE 100 Index Futures	December 2019	(1,901,921)	(1,877,222)	24,699
2	HKD	Hang Seng Index Futures	November 2019	(343,408)	(344,362)	(954)
10	JPY	TOPIX Index Futures	December 2019	(1,421,302)	(1,545,050)	(123,748)
18	SEK	OMX 30 Index Futures	November 2019	(310,064)	(323,016)	(12,952)
43	USD	MSCI World Index Futures	December 2019	(2,780,780)	(2,805,750)	(24,970)
105	USD	Russell 2000 Mini Index Futures	December 2019	(8,228,846)	(8,207,850)	20,996
85	USD	S&P 500 E-Mini Index Futures	December 2019	(12,637,836)	(12,902,150)	(264,314)
Interest rate futures sell contracts:
87	EUR	German Euro Bund Futures	December 2019	(16,892,815)	(16,666,057)	226,758
US Treasury futures sell contracts:
14	USD	US Long Bond Futures	December 2019	(2,297,909)	(2,259,250)	38,659
51	USD	US Treasury Note 10 Year Futures	December 2019	(6,694,521)	(6,645,141)	49,380
Total				(56,044,251)	(56,166,819)	(122,568)
Net unrealized depreciation						(40,061)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Payments received by the Portfolio(%)[6]	Value($)	Unrealized appreciation (depreciation)($)
CAD	5,691	07/13/22	Semi-Annual	6 Month CAD LIBOR	1.855	9,060	9,060
CAD	11,359	07/13/22	Semi-Annual	6 Month CAD LIBOR	1.837	15,044	15,044
CAD	6,700	07/15/22	Semi-Annual	6 Month CAD LIBOR	1.805	5,699	5,699
CAD	3,350	07/16/22	Semi-Annual	6 Month CAD LIBOR	1.830	4,124	4,124
CAD	6,400	08/28/22	Semi-Annual	6 Month CAD LIBOR	1.441	(28,665)	(28,665)
CAD	4,270	08/28/22	Semi-Annual	6 Month CAD LIBOR	1.421	(20,387)	(20,387)
CAD	2,130	08/28/22	Semi-Annual	6 Month CAD LIBOR	1.423	(10,122)	(10,122)
GBP	8,550	05/15/29	Maturity	1 Year UK RPI	3.591	92,308	92,308
USD	18,742	06/16/23	Semi-Annual	3 Month USD LIBOR	1.756	137,990	137,990
USD	18,758	06/16/23	Semi-Annual	3 Month USD LIBOR	1.754	137,499	137,499
USD	37,488	06/16/23	Semi-Annual	3 Month USD LIBOR	1.755	258,005	258,005
USD	2,250	06/16/41	Quarterly	2.304	3 Month USD LIBOR	(197,377)	(197,377)
USD	2,250	06/16/41	Quarterly	2.303	3 Month USD LIBOR	(197,134)	(197,134)
USD	3,268	06/16/41	Quarterly	2.280	3 Month USD LIBOR	(273,350)	(273,350)
Total						(67,306)	(67,306)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaps—(continued)

Centrally cleared credit default swap agreements—sell protection7

Referenced obligations	Notional amount (000)		Termination date	Payments frequency	Payments received by the Portfolio[6](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CDX North American High Yield 33 Index	USD	3,929	12/20/24	Quarterly	5.000	(257,257)	302,248	44,991

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)	Payments received by the Portfolio(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
CITI	USD	2,845	09/08/20	Monthly	MSCI World Index	1 Month USD LIBOR minus 25 bps	—	(190,357)	(190,357)
MSCI	USD	2,349	10/27/22	Quarterly	Russell 1000 Index	1 Day Federal Fund Rate minus 30 bps	—	(56,345)	(56,345)
MSCI	USD	4,161	10/27/22	Quarterly	S&P 500 Index	1 Day Federal Fund Rate minus 30 bps	—	(100,808)	(100,808)
MSCI	USD	935	10/27/22	Quarterly	S&P Regional Banks Select Industry Index	1 Day Federal Fund Rate minus 30 bps	—	(11,171)	(11,171)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaps—(continued)

OTC Total return swaps agreements—(continued)

MSCI	USD	1,180	10/27/22	Quarterly	Industrial Select Sector Index	1 Day Federal Fund Rate minus 30 bps	—	(12,486)	(12,486)
MSCI	USD	1,792	10/27/22	Quarterly	Financial Select Sector Index	1 Day Federal Fund Rate minus 30 bps	—	(35,833)	(35,833)
MSCI	USD	3,585	10/27/22	Quarterly	Technology Select Sector Index	1 Day Federal Fund Rate minus 30 bps	—	(170,381)	(170,381)
MSCI	USD	2,874	10/27/22	Quarterly	Health Care Select Sector Index	1 Day Federal Fund Rate minus 30 bps	—	(145,189)	(145,189)
MSCI	USD	591	10/27/22	Quarterly	Consumer Discretionary Select Sector Index	1 Day Federal Fund Rate minus 30 bps	—	(4,821)	(4,821)
MSCI	USD	242	10/27/22	Quarterly	Dow Jones U.S. Real Estate Index	1 Day Federal Fund Rate minus 30 bps	—	(1,975)	(1,975)
MSCI	USD	631	10/27/22	Quarterly	Caterpillar Group, Inc., common stocks	1 Day Federal Fund Rate minus 35 bps	—	(25,356)	(25,356)
MSCI	USD	646	10/27/22	Quarterly	Lowe’s Cos., Inc., common stocks	1 Day Federal Fund Rate minus 35 bps	—	(10,099)	(10,099)
MSCI	USD	958	10/27/22	Quarterly	Walmart, Inc., common stocks	1 Day Federal Fund Rate minus 35 bps	—	12,814	12,814
SG	USD	2,770	10/26/20	Monthly	MSCI World Consumer Staples Index	1 Month USD LIBOR minus 19 bps	—	(16,358)	(16,358)
							—	(768,365)	(768,365)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Swaps—(continued)

OTC Variance swap agreements

Counterparty	Notional amount (000)	Maturity date	Pay/ receive variance	Reference entity	Volatility strike price	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	USD 5	12/17/21	Receive	S&P 500 Index		—	(80,583)	(80,583)
SG	HKD 6	06/29/20	Pay	Hang Seng China Enterprises Index	22.35	—	82,881	82,881
SG	HKD 2	12/30/19	Receive	Hang Seng China Enterprises Index	20.75	—	(49,585)	(49,585)
BOA	USD 82	12/17/21	Receive	S&P 500 Index	21.00	—	(147,347)	(147,347)
JPMCB	HKD 328	12/30/19	Pay	Hang Seng China Enterprises Index	28.05	—	380,005	380,005
JPMCB	HKD 900	12/30/21	Receive	Hang Seng China Enterprises Index	28.05	—	(620,553)	(620,553)
Total						—	(435,182)	(435,182)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	AUD	13,206,756	USD	8,982,546	12/18/19	(132,250)
BB	CAD	4,316,553	USD	3,248,786	12/18/19	(29,294)
BB	CAD	115,443	USD	87,700	12/18/19	30
BB	CHF	645,681	USD	658,072	12/16/19	1,392
BB	EUR	848,808	USD	939,069	12/18/19	(10,497)
BB	GBP	14,683,686	USD	18,437,386	12/18/19	(611,417)
BB	HKD	6,671,267	USD	851,394	12/16/19	195
BB	IDR	2,490,000,000	USD	172,458	04/08/20	(2,153)
BB	IDR	6,970,000,000	USD	479,631	04/17/20	(8,703)
BB	IDR	3,150,000,000	USD	216,124	04/21/20	(4,485)
BB	IDR	8,560,000,000	USD	595,851	04/24/20	(3,467)
BB	IDR	1,120,000,000	USD	77,875	05/13/20	(413)
BB	JPY	219,469,309	USD	2,053,463	12/18/19	15,420
BB	JPY	39,249,182	USD	363,977	12/18/19	(500)
BB	KRW	2,830,000,000	USD	2,400,014	11/06/19	(32,507)
BB	NOK	333,227,630	USD	37,087,054	12/18/19	840,382
BB	NZD	12,284,173	USD	7,915,541	12/18/19	33,192
BB	NZD	19,048,490	USD	12,113,453	12/18/19	(109,336)
BB	SEK	23,491,917	USD	2,454,940	12/18/19	15,727
BB	SEK	61,802,203	USD	6,389,843	12/18/19	(27,207)
BB	SGD	33,770,178	USD	24,513,939	12/18/19	(319,985)
BB	USD	30,376,346	AUD	44,484,361	12/18/19	325,053
BB	USD	8,292,759	CAD	10,971,743	12/18/19	39,412
BB	USD	1,421,154	CAD	1,860,698	12/18/19	(8,101)
BB	USD	43,188,083	EUR	38,883,498	12/18/19	311,084
BB	USD	162,886	EUR	145,422	12/18/19	(202)
BB	USD	18,227,579	GBP	14,683,686	12/18/19	821,224
BB	USD	1,008,927	JPY	106,780,608	12/18/19	(17,337)
BB	USD	2,768,035	JPY	300,655,255	12/18/19	23,920
BB	USD	5,237,540	NOK	47,297,007	12/18/19	(92,831)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	USD	2,313,547	NOK	21,362,137	12/18/19	10,109
BB	USD	9,996,595	NZD	15,903,245	12/18/19	207,994
BB	USD	28,740,345	SEK	276,475,797	12/18/19	(33,296)
BB	USD	2,326,590	SEK	22,493,487	12/18/19	8,954
BB	USD	5,990,970	SGD	8,228,575	12/18/19	60,161
BB	USD	4,209,073	TWD	128,000,000	11/14/19	(2,364)
BNP	AUD	4,698,304	USD	3,180,000	02/19/20	(67,059)
BNP	DKK	3,770,910	USD	561,814	12/16/19	(2,933)
BNP	EUR	1,485,109	NOK	14,980,000	01/24/20	(36,008)
BNP	GBP	170,000	USD	212,064	12/17/19	(8,464)
BNP	IDR	369,000,000	USD	25,758	05/13/20	(35)
BNP	JPY	572,661,667	USD	5,322,500	11/21/19	14,721
BNP	KRW	900,000,000	USD	745,674	11/22/19	(28,168)
BNP	KRW	2,830,000,000	USD	2,434,271	02/06/20	(4,265)
BNP	NOK	23,610,000	USD	2,598,252	01/24/20	29,586
BNP	SEK	13,608,100	USD	1,390,000	01/17/20	(25,539)
BNP	SGD	5,890,977	USD	4,276,000	01/15/20	(57,485)
BNP	TWD	128,000,000	USD	4,083,531	11/14/19	(123,178)
BNP	USD	265,072	CZK	6,183,000	12/06/19	5,170
BNP	USD	208,970	EUR	187,646	12/16/19	918
BNP	USD	1,024,339	EUR	913,579	01/15/20	(196)
BNP	USD	197,428	GBP	160,000	12/17/19	10,128
BNP	USD	141,759	HKD	1,111,222	12/16/19	24
BNP	USD	1,470,285	INR	107,000,000	01/23/20	26,476
BNP	USD	5,322,500	JPY	568,736,322	02/19/20	(19,164)
BNP	USD	2,428,120	KRW	2,830,000,000	11/06/19	4,400
BNP	USD	1,426,126	MXN	29,055,000	12/06/19	76,743
BNP	USD	2,328,817	TWD	72,554,284	11/21/19	56,362
BOA	AUD	1,074,079	USD	735,990	12/16/19	(5,261)
BOA	CLP	993,572,000	USD	1,390,000	01/17/20	47,714
BOA	EUR	7,201,000	USD	7,953,845	12/05/19	(93,623)
BOA	EUR	361,432	USD	404,120	01/15/20	(1,053)
BOA	GBP	469,630	USD	604,527	01/15/20	(5,310)
BOA	GBP	354,400	USD	458,369	02/19/20	(2,229)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BOA	HUF	418,167,600	USD	1,390,000	01/17/20	(35,342)
BOA	JPY	20,211,787	USD	188,142	01/15/20	50
BOA	KRW	900,000,000	USD	756,697	12/18/19	(17,669)
BOA	NOK	2,500,000	EUR	243,687	01/17/20	1,219
BOA	TWD	2,944,000	USD	96,858	11/25/19	60
BOA	TWD	85,680,000	USD	2,749,503	11/29/19	(68,105)
BOA	USD	47,816	DKK	322,631	12/16/19	502
BOA	USD	5,067,403	EUR	4,524,686	01/15/20	4,873
BOA	USD	5,274	EUR	4,695	01/17/20	(11)
BOA	USD	31,214	EUR	27,772	01/24/20	(64)
CITI	AUD	138,743	USD	95,100	01/15/20	(719)
CITI	AUD	3,956,000	USD	2,678,386	01/22/20	(54,130)
CITI	CAD	400,754	USD	303,628	12/16/19	(705)
CITI	CAD	2,111	USD	1,590	01/15/20	(13)
CITI	EUR	1,600	USD	1,764	11/19/19	(22)
CITI	EUR	25,500	USD	28,514	12/05/19	17
CITI	EUR	1,125,000	USD	1,255,103	12/06/19	(2,239)
CITI	EUR	108,482	USD	120,655	12/16/19	(685)
CITI	EUR	73,060	USD	80,932	01/15/20	(971)
CITI	EUR	1,318,000	USD	1,464,027	01/29/20	(14,760)
CITI	GBP	415,215	USD	513,235	12/16/19	(25,372)
CITI	GBP	1,117,734	USD	1,410,266	01/15/20	(41,165)
CITI	HKD	814,189	USD	103,881	11/25/19	(9)
CITI	IDR	1,382,037,000	USD	98,352	11/25/19	102
CITI	IDR	2,490,000,000	USD	171,882	04/21/20	(2,504)
CITI	JPY	426,561,784	AUD	5,933,000	11/21/19	138,221
CITI	JPY	265,774,464	CAD	3,264,000	11/05/19	17,091
CITI	JPY	4,910,579	USD	45,886	01/15/20	188
CITI	KRW	7,671,367,960	USD	6,344,430	11/21/19	(251,468)
CITI	MXN	49,100,000	USD	2,472,853	01/16/20	(51,876)
CITI	NOK	2,499,335	USD	277,760	12/16/19	5,903
CITI	TWD	217,662,852	USD	6,978,163	11/21/19	(177,372)
CITI	USD	134,807	AUD	199,443	12/16/19	2,835
CITI	USD	3,200,000	AUD	4,719,618	02/19/20	61,789
CITI	USD	1,331,931	BRL	5,574,000	12/06/19	55,141
CITI	USD	942,092	COP	3,298,000,000	12/06/19	32,599
CITI	USD	4,072	DKK	27,436	01/15/20	48
CITI	USD	829,558	EUR	750,000	12/05/19	8,603

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	USD	533,447	EUR	482,237	12/16/19	5,947
CITI	USD	434,026	EUR	390,000	12/17/19	2,234
CITI	USD	5,003,460	EUR	4,500,000	01/15/20	41,142
CITI	USD	271,581	GBP	221,407	12/16/19	15,622
CITI	USD	2,778,820	KRW	3,352,367,960	11/21/19	103,571
CITI	USD	465,650	PEN	1,593,500	12/06/19	10,327
CITI	USD	837,026	RUB	56,540,000	12/06/19	41,018
CITI	USD	2,308,342	TWD	70,000,000	02/19/20	2,480
DB	CAD	1,906,000	JPY	157,629,630	02/05/20	20,883
DB	EUR	2,840,000	USD	3,158,862	11/27/19	(13,294)
DB	EUR	212,119	USD	234,594	12/16/19	(2,667)
DB	GBP	160,000	USD	197,749	12/17/19	(9,807)
DB	IDR	4,490,000,000	USD	313,372	04/29/20	(835)
DB	JPY	158,496,289	CAD	1,906,000	11/05/19	(20,563)
DB	KRW	1,800,000,000	USD	1,514,769	12/17/19	(33,915)
DB	KRW	3,206,000,000	USD	2,710,059	01/23/20	(51,370)
DB	USD	1,677,251	EUR	1,525,363	12/16/19	28,909
DB	USD	1,917,551	IDR	27,360,000,000	12/05/19	25,549
DB	USD	2,324,622	INR	169,000,000	11/27/19	52,894
DB	USD	658,394	INR	47,750,000	12/05/19	12,858
GSI	AUD	5,933,000	JPY	427,308,839	11/21/19	(131,297)
GSI	EUR	8,910,500	USD	9,896,296	01/15/20	(92,577)
GSI	JPY	1,622,632,371	USD	15,259,500	11/21/19	219,949
GSI	KRW	7,737,265,000	USD	6,375,131	11/21/19	(277,426)
GSI	KRW	1,644,787,000	USD	1,390,000	01/17/20	(26,467)
GSI	TWD	134,007,100	USD	4,407,693	02/19/20	(16,115)
GSI	USD	1,390,000	BRL	5,773,018	11/19/19	48,150
GSI	USD	2,459,436	GBP	1,915,000	01/15/20	27,284
GSI	USD	1,390,000	IDR	19,906,190,000	01/17/20	17,680
GSI	USD	1,390,000	INR	100,427,500	01/17/20	15,717
GSI	USD	15,613,500	JPY	1,650,801,337	11/21/19	(312,862)
GSI	USD	5,322,500	JPY	568,709,125	02/19/20	(19,418)
GSI	USD	4,364,512	KRW	5,260,000,000	11/21/19	158,075

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
GSI	USD	1,390,000	MXN	26,930,555	11/19/19	6,706
GSI	USD	1,390,000	RUB	89,995,550	11/19/19	10,837
GSI	USD	2,200,000	SGD	3,026,438	01/15/20	26,290
JPMCB	AUD	9,286	USD	6,334	01/15/20	(79)
JPMCB	AUD	4,698,825	USD	3,180,000	02/19/20	(67,419)
JPMCB	BRL	432,000	USD	108,084	01/15/20	795
JPMCB	BRL	410,000	USD	101,498	01/15/20	(327)
JPMCB	CAD	1,370,000	JPY	108,286,909	11/19/19	(36,646)
JPMCB	CAD	1,480,000	JPY	118,221,082	11/27/19	(27,618)
JPMCB	CAD	22,917	USD	17,288	01/15/20	(119)
JPMCB	CZK	32,555,190	USD	1,390,000	01/17/20	(34,820)
JPMCB	DKK	1,325,672	USD	197,553	12/16/19	(985)
JPMCB	EUR	1,879,673	USD	2,117,391	11/19/19	18,958
JPMCB	EUR	6,208,000	USD	6,885,451	12/05/19	(52,290)
JPMCB	EUR	11,712,209	USD	13,014,149	12/16/19	(86,273)
JPMCB	EUR	820,000	USD	912,950	12/17/19	(4,316)
JPMCB	EUR	2,457,266	USD	2,708,523	01/15/20	(46,127)
JPMCB	GBP	1,350,207	USD	1,666,916	12/16/19	(84,537)
JPMCB	GBP	160,000	USD	207,014	12/17/19	(542)
JPMCB	GBP	464,572	USD	599,166	01/15/20	(4,103)
JPMCB	HKD	779,000	USD	99,395	11/25/19	(5)
JPMCB	IDR	1,425,253,000	USD	101,441	11/25/19	120
JPMCB	JPY	133,532,733	USD	1,256,195	01/15/20	13,534
JPMCB	KRW	224,000,000	USD	190,898	11/21/19	(1,699)
JPMCB	SGD	23,114	USD	16,804	01/15/20	(199)
JPMCB	TWD	3,320,000	USD	109,614	11/25/19	453
JPMCB	USD	53,793	CAD	71,567	12/16/19	555
JPMCB	USD	88,908	CHF	87,349	12/16/19	(71)
JPMCB	USD	115,209	CHF	113,703	12/16/19	430
JPMCB	USD	2,179,734	EUR	1,993,337	11/19/19	45,591
JPMCB	USD	46,941	EUR	42,000	12/05/19	(3)
JPMCB	USD	1,219,840	EUR	1,099,850	12/16/19	10,372
JPMCB	USD	474,012	EUR	430,000	12/17/19	6,993
JPMCB	USD	187,323	EUR	166,704	01/15/20	(444)
JPMCB	USD	126,053	EUR	113,687	01/15/20	1,393
JPMCB	USD	2,458,421	GBP	1,915,000	01/15/20	28,299
JPMCB	USD	761,826	HUF	226,000,000	12/06/19	6,451
JPMCB	USD	92,975	JPY	10,119,631	11/05/19	734
JPMCB	USD	4,968,500	JPY	524,888,983	11/21/19	(103,507)

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
JPMCB	USD	172,231	JPY	18,423,314	12/16/19	(1,177)
JPMCB	USD	218,355	JPY	23,305,864	01/15/20	(1,470)
JPMCB	USD	1,678,275	KRW	2,000,000,000	11/21/19	41,340
JPMCB	USD	48,594	NOK	443,449	12/16/19	(359)
JPMCB	USD	636,962	RON	2,724,500	12/06/19	1,965
JPMCB	USD	4,645,479	TWD	145,108,568	11/21/19	124,879
MSCI	AUD	69,076,573	USD	47,125,012	12/18/19	(548,991)
MSCI	CAD	30,634,241	USD	23,122,330	12/18/19	(141,951)
MSCI	CAD	6,472,289	USD	4,937,468	12/18/19	22,276
MSCI	EUR	15,094,060	USD	16,753,635	12/18/19	(132,167)
MSCI	EUR	67,435	USD	75,477	12/18/19	37
MSCI	GBP	27,839,153	USD	34,410,535	12/18/19	(1,704,547)
MSCI	JPY	1,356,744,102	USD	12,710,464	12/18/19	111,421
MSCI	JPY	475,372,880	USD	4,386,664	12/18/19	(27,759)
MSCI	NOK	110,226,780	USD	12,266,505	12/18/19	276,641
MSCI	NZD	20,462,103	USD	13,014,469	12/18/19	(115,390)
MSCI	NZD	12,749,572	USD	8,199,458	12/18/19	18,476
MSCI	SEK	136,919,053	USD	14,241,817	12/18/19	25,231
MSCI	SEK	55,284,994	USD	5,684,177	12/18/19	(56,178)
MSCI	SGD	28,440,987	USD	20,702,587	12/18/19	(212,356)
MSCI	USD	16,488,889	AUD	24,215,698	12/18/19	223,855
MSCI	USD	14,663,634	CAD	19,394,688	12/18/19	65,097
MSCI	USD	5,895,792	CAD	7,740,436	12/18/19	(17,543)
MSCI	USD	1,697,277	EUR	1,531,794	12/18/19	16,349
MSCI	USD	306,748	EUR	273,856	12/18/19	(384)
MSCI	USD	34,659,382	GBP	27,390,153	12/18/19	873,223
MSCI	USD	22,816,793	JPY	2,428,263,336	12/18/19	(267,373)
MSCI	USD	4,715,876	JPY	509,186,543	12/18/19	12,550
MSCI	USD	13,553,640	NOK	122,684,019	12/18/19	(208,746)
MSCI	USD	3,455,517	NOK	31,796,250	12/18/19	3,105
MSCI	USD	45,025,546	NZD	70,779,695	12/18/19	391,456
MSCI	USD	15,956,421	SEK	154,401,040	12/18/19	75,355
MSCI	USD	5,217,517	SEK	50,080,572	12/18/19	(17,548)
MSCI	USD	3,876,011	SGD	5,351,276	12/18/19	59,213

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
MSCI	USD	1,777,233	SGD	2,416,699	12/18/19	(40)
RBS	CAD	5,170,000	JPY	414,151,122	11/05/19	(90,237)
RBS	CAD	1,370,000	JPY	108,829,649	11/14/19	(31,894)
RBS	CAD	21,490	USD	16,228	01/15/20	(95)
RBS	EUR	248,381	NOK	2,500,000	01/17/20	(6,482)
RBS	EUR	670,000	USD	747,276	11/27/19	(1,084)
RBS	EUR	250,000	USD	279,048	12/17/19	(606)
RBS	EUR	236,371	USD	263,466	01/15/20	(1,511)
RBS	GBP	780,854	USD	1,004,562	01/15/20	(9,415)
RBS	JPY	33,779,227	USD	315,027	01/15/20	677
RBS	NOK	14,980,000	EUR	1,457,337	01/24/20	4,858
RBS	NOK	178,742	USD	19,995	01/15/20	548
RBS	SEK	1,369,216	USD	142,388	12/16/19	239
RBS	SEK	1,206,560	USD	125,236	01/15/20	(261)
RBS	SGD	90,965	USD	66,227	01/15/20	(688)
RBS	USD	208,992	EUR	188,413	12/16/19	1,752
RBS	USD	3,812,222	EUR	3,419,813	01/15/20	21,467
RBS	USD	227,536	GBP	183,992	12/16/19	11,134
RBS	USD	1,512,272	INR	109,000,000	01/17/20	13,437
RBS	USD	194,148	JPY	20,659,269	01/15/20	(1,892)
RBS	USD	547,317	MYR	2,292,000	12/05/19	830
RBS	USD	17,227	SEK	169,268	12/16/19	346
RBS	USD	1,112,596	THB	34,040,000	12/06/19	15,055
RBS	USD	661,648	TRY	3,993,000	12/06/19	30,334
RBS	USD	1,133,109	ZAR	17,625,000	12/06/19	28,301
SG	EUR	112,064	USD	124,981	11/19/19	(125)
Net unrealized depreciation						(1,014,548)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	261,414,367	517,503	—	261,931,870
Preferred stocks	363,948	72,933	—	436,881
Investment companies	61,509,770	—	—	61,509,770
US government obligations	—	9,138,735	—	9,138,735
Corporate bonds	—	11,475,143	—	11,475,143
Non-US government obligations	—	9,979,248	—	9,979,248
Time deposits	—	25,684,020	—	25,684,020
Short-term US government obligations	—	37,141,462	—	37,141,462
Short-term investment	—	130,113,579	—	130,113,579
Options purchased	643,313	72,031	—	715,344
Foreign exchange options purchased	—	428,045	—	428,045
Futures contracts	954,701	—	—	954,701
Swap agreements	—	1,437,677	—	1,437,677
Forward foreign currency contracts	—	6,815,979	—	6,815,979
Total	324,886,099	232,876,355	—	557,762,454

Liabilities
Investments sold short	(83,605,499)	—	—	(83,605,499)
Options written	(365,382)	(29,294)	—	(394,676)
Futures contracts	(994,762)	—	—	(994,762)
Swap agreements	—	(2,406,282)	—	(2,406,282)
Forward foreign currency contracts	—	(7,830,527)	—	(7,830,527)
Total	(84,965,643)	(10,266,103)	—	(95,231,746)

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.05% or (0.05)%.

1                 Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,216,591, represented 0.6% of the Fund’s net assets at period end.

3                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4                 Perpetual investment. Date shown reflects the next call date.

5                 Rates shown is the discount rates at date of purchase.

6                 Payments made/received are based on the notional amount.

7                 If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PACE Select Advisors Trust

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

PACE Select Advisors Trust

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

PACE Select Advisors Trust

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

See accompanying notes to financial statements.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Portfolio’s Schedule of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non- vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2019.